As filed with the Securities and Exchange Commission
                     on November 28, 1995





Registration No. 2-96408

 811-4254
------------------------------------------------------------
-----
-----------------------
            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-1A

                 REGISTRATION STATEMENT UNDER
                 THE SECURITIES ACT OF 1933

[   ]   Pre-Effective   Amendment   No.      [X]   Post-
Effective Amendment No. 42


REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940, as amended

Amendment No.  45  [X]

                   SMITH BARNEY INCOME FUNDS
       (Exact name of Registrant as Specified in Charter)

         Area Code and Telephone Number: (212) 723-9218
         388 Greenwich Street, New York, New York  10013
      (Address of Principal Executive Offices)  (Zip Code)

                       Christina T. Sydor
                           Secretary


         388 Greenwich Street New York, New York  10013
            (Name and Address of Agent for Service)

                           copies to:

                    Burton M. Leibert, Esq.
                    Willkie Farr & Gallagher
                      One Citicorp Center
                      153 East 53rd Street
                      New York, NY  10022

         Approximate Date of Proposed Public Offering:
    As soon as possible after this Post-Effective Amendment
                       becomes effective.



It is proposed that this filing become effective:

__X___  Immediately upon filing pursuant to Rule 485(b)
_____  on [            ], 1995 pursuant to Rule 485(b)
        60 days after filing pursuant to Rule 485(a)
_____  on -------------- pursuant to Rule 485(a)



The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule
24f-2  under the Investment Company Act of 1940, as amended.
Registrant's Rule 24f-2. Notice of the  fiscal  year ended
July 31, 1995 was filed on September 29, 1995.

            SMITH BARNEY INCOME FUNDS

           CONTENTS OF  REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

      Front Cover

      Contents Page

      Cross-Reference Sheet

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits
                   SMITH BARNEY INCOME FUNDS

                FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 495(b) Under the Securities Act of 1933, as amended


Part A
Item No. and Caption                         Prospectus
Caption


1.   Cover Page                         Cover Page

2.   Synopsis                      Prospectus Summary

3.   Condensed Financial   Information            Financial
Highlights;

4.   General   Description  of  Registrant        Cover
Page; Prospectus Summary;
                                   Investment   Objective
and Policies;
                                   Distributor; Additional
Information

5     Management  of  the  Fund              Prospectus
Summary; Management of
                                   the   Trust  and  the
Fund; Distributor;
                                   Additional Information

5A   Management's Discussion of              Management of
the Trust and the Fund
     Fund Performance

6.   Capital Stock and Other Securities           Investment
Objective and Policies;
                                   Dividends, Distributions
and Taxes;
                                   Additional Information

7.   Purchase  of Securities Being Offered        Valuation
of Shares; Purchase of
                                   Shares;  Exchange
Privilege; Redemption
                                   of  Shares;  Minimum
Account Size;
                                   Distributor

8.   Redemption or Repurchase of Shares           Purchase
of Shares; Redemption of Shares;
                                   Exchange Privilege

9.   Pending Legal Proceedings               Not Applicable

**********

P R O S P E C T U S



SMITH BARNEY

Diversified

Strategic

Income

Fund

November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS
NOVEMBER 28, 1995

388 Greenwich Street
New York, New York 10013
(212) 723-9218

  Smith Barney Diversified Strategic Income Fund (the "Fund"), a diversified fund, seeks high current income primarily through investment in fixed-income securities. The Fund attempts to achieve this objective by allocating and real-locating its assets primarily among various types of fixed-income securities selected by its investment adviser on the basis of an analysis of economic and market conditions and the relative risks and opportunities of those types of fixed-income securities. The Fund is one of a number of funds, each having dis-tinct investment objectives and policies, making up the Smith Barney Income
Funds (the "Trust"). The Trust is an open-end, management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the tele-phone number set forth above or by contacting a Smith Barney Financial Consul-tant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated November 28, 1995, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Addi-tional Information has been filed with the Securities and Exchange Commission
(the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

SMITH BARNEY GLOBAL CAPITAL MANAGEMENT INC.
Sub-Investment Adviser

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Diversified Strategic Income Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           11
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            29
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             30
-------------------------------------------------
PURCHASE OF SHARES                             32
-------------------------------------------------
EXCHANGE PRIVILEGE                             42
-------------------------------------------------
REDEMPTION OF SHARES                           46
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           49
-------------------------------------------------
PERFORMANCE                                    49
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           50
-------------------------------------------------
DISTRIBUTOR                                    52
-------------------------------------------------
ADDITIONAL INFORMATION                         53
-------------------------------------------------

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY


  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks high current income primarily through investment in fixed-income securities. The Fund attempts to achieve this objective by allocating and reallocating its assets primarily among various types of fixed- income securities selected by its investment adviser on the basis of an analysis of economic and market conditions and the relative risks and opportunities of those types of fixed-income securities. See "Investment Objective and Manage-ment Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addi-
tion, a fifth Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to (a) tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates and
(b) unit investment trusts ("UITs") sponsored by Smith Barney and its affili-ates. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and 1.00% each year thereafter to zero. This
CDSC may be waived
for certain redemptions. Class B shares are subject to an annual service

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)

fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. This CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,
Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)

higher annual expenses of these Classes. Because the Fund's future return can-not be predicted, however, there can be no assurance that this would be the case.
  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Investors investing a minimum of $5,000,000 must purchase
Class Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares held in funds sponsored by Smith Barney listed under "Exchange
Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eli-gible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)


SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a) of
the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (col-lectively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating Plans. See "Purchase of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group, Inc.
("FDISG"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self- Employed
Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic Investment Plan described below is $50. See "Purchases of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management
Inc. ("SBMFM"),
serves as the Fund's investment adviser and administrator.
SBMFM provides
investment advisory and management services to investment

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)

companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of
Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business seg-ments: Investment Services, Consumer Finance Services, Life
Insurance Services
and Property & Casualty Insurance Services.

  Smith Barney Global Capital Management Inc. ("Global
Capital Management")
serves as a sub-investment adviser to the Fund. Global
Capital Management is a
wholly owned subsidiary of Holdings. See "Management of the Trust and the
Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset values next determined, plus any applicable sales charge differen-tial. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are declared and paid on the last Friday of the month. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the end of the fiscal year in which they are earned. See
"Dividends, Distributions
and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Funds investment objective will be achieved. General changes in interest rates will result in increases or decreases in the market value of the obligations held by the Fund. The Fund may invest up to 35% of its assets in corporate fixed-income securities of domestic issuers rated Ba or lower by Moody's
Investors Service, Inc. ("Moody's") or BB or lower by
Standard & Poor's Cor-

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)

poration ("S&P") or in nonrated securities deemed by SBMFM to be of comparable quality. The Fund may invest in fixed-income securities rated as low as Caa by Moody's or CCC by S&P. Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest. Although medium- or low-rated securities offer a higher current yield than the yield offered by higher rated securities, they involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties of major risk exposures to adverse conditions and (b) are pre-dominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The Fund's investing in the securities of foreign issuers involves special risks and con-siderations not typically associated with investing in domestic issuers. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transac-tions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect domestic investments in foreign countries and potential restrictions on the flow of international capital. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility and changes in foreign exchange rates will affect the value of those securities held by the Fund that are denomi-nated or quoted in currencies other than the U.S. dollar. Certain of the investments held by the Fund and certain of the investment strategies that the
Fund may employ might expose it to certain risks. The investments presenting the Fund with risks are mortgage-related securities, medium- or low-rated securities, as described above, foreign securities, as described above, and securities of unseasoned issuers. The investment strategies presenting the
Fund with risks are entering in repurchase agreements and reverse repurchase agreements, entering into forward roll transactions, purchasing or selling securities on a when-issued or delayed-delivery basis, lending portfolio secu-rities, entering into transactions involving options and futures contracts and entering into currency transactions. See "Investment Objective and Management
Policies."

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the
Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                               CLASS A CLASS
B CLASS C CLASS Y
------------------------------------------------------------
------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       4.50%   None
None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*
4.50%   1.00%   None
------------------------------------------------------------
------------------
  ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees**                           0.65%
0.65%   0.65%   0.65%
    12b-1 fees***                               0.25    0.75
0.70    None
    Other expenses****                          0.24    0.21
0.16    0.24
------------------------------------------------------------
------------------
  TOTAL FUND OPERATING EXPENSES                 1.14%
1.61%   1.51%   0.89%
------------------------------------------------------------
------------------

   * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
  ** Prior to August 9, 1995, Global Capital Management voluntarily waived 50%
     of its sub-investment advisory fee. On August 9, 1995, the Board of
     Trustees of the Fund approved the elimination of this fee waiver.
 *** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.
**** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding as of July 31, 1995.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed upon purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney
401(k) Program. See "Purchase of Shares" and "Redemption of
Shares." Smith
Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of the average

SMITH BARNEY
Diversified Strategic Income Fund

PROSPECTUS SUMMARY (CONTINUED)

daily net assets of that Class, consisting of a 0.50% distribution fee and a
0.25% service fee. For Class C shares, Smith Barney receives an annual 12b-1 fee of .70% of the value of average daily net assets of this Class, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Trust and the Fund."

                                              1 YEAR 3 YEARS
5 YEARS 10 YEARS*
------------------------------------------------------------
------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A.................................   $56     $80
$105     $177
    Class B.................................    61      81
98      178
    Class C.................................    25      48
82      180
    Class Y.................................     9      28
49      110
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A.................................    56      80
105      177
    Class B.................................    16      51
88      178
    Class C.................................    15      48
82      180
    Class Y.................................     9      28
49      110
------------------------------------------------------------
------------------

 * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY
Diversified Strategic Income Fund

FINANCIAL HIGHLIGHTS


The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick, LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1989 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information. No information is presented for
Class Y shares because no Class Y shares were outstanding for the periods shown.

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                                              YEAR     YEAR
PERIOD
                                             ENDED     ENDED
ENDED
                                            7/31/95
7/31/94  7/31/93(1)
------------------------------------------------------------
--------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   7.76  $
8.41   $  8.24
------------------------------------------------------------
--------------
INCOME FROM OPERATIONS:
 Net investment income(2)                       0.94
0.63      0.47
 Net realized and unrealized gain/(loss) on
 investments                                   (0.18)
(0.52)     0.27
------------------------------------------------------------
--------------
Total Income From Operations                    0.76
0.11      0.74
------------------------------------------------------------
--------------
LESS DISTRIBUTIONS FROM:
 Net investment income                         (0.48)
(0.56)    (0.45)
 Overdistributions of net investment income       --
(0.06)       --
 Net realized gains                               --
(0.10)    (0.12)
 Capital                                       (0.19)
(0.04)       --
------------------------------------------------------------
--------------
Total Distributions                            (0.67)
(0.76)    (0.57)
------------------------------------------------------------
--------------
NET ASSET VALUE, END OF PERIOD              $   7.85  $
7.76   $  8.41
------------------------------------------------------------
--------------
TOTAL RETURN++                                 10.35%
1.16%     9.30%+++
------------------------------------------------------------
--------------
NET ASSETS, END OF PERIOD (IN 000'S)        $177,336
$76,019   $48,334
------------------------------------------------------------
--------------
RATIO TO AVERAGE NET ASSETS:
 Expenses(2)                                    1.09%
1.10%     1.10%+
 Net investment income                          8.15
7.67%     8.26+
------------------------------------------------------------
--------------
PORTFOLIO TURNOVER RATE                           83%
93%      116%
------------------------------------------------------------
--------------

(1) For the period from November 6, 1992 (inception date) to
July 31, 1993.
(2) The manager has waived part of its fees for the years ended July 31,1995 and 1994. If such fees were not waived, the per share effect on expenses and the ratios of expenses to average net assets would be as follows:

                                  RATIOS WITHOUT
            PER SHARE DECREASE      FEE WAIVERS
  -----------------------------------------------
              1995       1994      1995    1994
            ---------- ---------  ------- -------
   Class A       $0.01       --*    1.14%   1.12%

 * Net investment income per share decrease is less than $0.01.
+++Total return is not annualized as it may not be representative of the total return for the year.
 + Annualized.
++ Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charge.

SMITH BARNEY
Diversified Strategic Income Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                            YEAR        YEAR        YEAR
YEAR       YEAR      PERIOD
                           ENDED       ENDED       ENDED
ENDED      ENDED      ENDED
                          7/31/95     7/31/94     7/31/93
7/31/92    7/31/91   7/31/90(1)
------------------------------------------------------------
-----------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 7.76      $ 8.41      $ 8.55
$ 7.98    $ 8.06     $ 8.00
------------------------------------------------------------
-----------------------------------
INCOME FROM OPERATIONS:
 Net investment income
 (2)                           0.70        0.59        0.65
0.68      0.71       0.41
 Net realized and
 unrealized gain/(loss)
 on investments                0.02       (0.51)      (0.07)
0.64      0.07       0.05
------------------------------------------------------------
-----------------------------------
Total Income From
Operations                     0.72        0.08        0.58
1.32      0.78       0.46
------------------------------------------------------------
-----------------------------------
LESS DISTRIBUTIONS
FROM:
 Net investment income        (0.44)      (0.54)      (0.58)
(0.68)    (0.71)     (0.40)
 Overdistributions of
 net investment income           --       (0.06)         --
--        --         --
 Net realized gains              --       (0.10)      (0.14)
--     (0.06)        --
 Capital                      (0.18)      (0.03)         --
(0.07)    (0.09)        --
------------------------------------------------------------
-----------------------------------
Total Distributions           (0.62)      (0.73)      (0.72)
(0.75)    (0.86)     (0.40)
------------------------------------------------------------
-----------------------------------
NET ASSET VALUE, END OF
PERIOD                       $ 7.86      $ 7.76      $ 8.41
$ 8.55    $ 7.98     $ 8.06
------------------------------------------------------------
-----------------------------------
TOTAL RETURN++                10.00%       0.66%       7.28%
17.12%    10.42%      6.00%+++
------------------------------------------------------------
-----------------------------------
NET ASSETS, END OF
PERIOD (000'S)           $2,366,680  $2,468,922  $2,105,089
$1,464,744  $502,571   $179,496
------------------------------------------------------------
-----------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses (2)                  1.56%       1.57%       1.59%
1.62%     1.63%      1.74%+
 Net investment income         6.82        7.20        7.77
7.99      9.21       9.59+
------------------------------------------------------------
-----------------------------------
PORTFOLIO TURNOVER RATE          83%         93%        116%
125%      131%        56%
------------------------------------------------------------
-----------------------------------

(1) For the period from December 28, 1989. (commencement of operations) to July
    31, 1990.
(2) The manager has waived part of its fees for the years ended July 31,1995 and 1994. If such fees were not waived, the per share effect on expenses and the ratios of expenses to average net assets would be as follows:

                                    RATIOS WITHOUT
            PER SHARE DECREASE        FEE WAIVERS
  -------------------------------------------------
              1995        1994       1995    1994
            ---------   ---------   ------- -------
   Class B         --*         --*    1.61%   1.59%

 * Net investment income per share decrease is less than $0.01.
+++Total return is not annualized as it may not be representative of the total return for the year.
 + Annualized.
++ Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charge.

SMITH BARNEY
Diversified Strategic Income Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS C SHARE (1) OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH
PERIOD:

                                             YEAR     YEAR
PERIOD
                                             ENDED    ENDED
ENDED
                                            7/31/95  7/31/94
7/31/93(2)
------------------------------------------------------------
-------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 7.76  $ 8.41
$ 8.36
------------------------------------------------------------
-------------
INCOME FROM OPERATIONS:
 Net investment income (3)                     1.16    0.55
0.22
 Net realized and unrealized gain (loss) on
 investments                                  (0.46)  (0.47)
0.06
------------------------------------------------------------
-------------
Total Income From Operations                   0.70    0.08
0.28
------------------------------------------------------------
-------------
LESS DISTRIBUTIONS FROM:
 Net investment income                        (0.44)  (0.54)
(0.20)
 Overdistributions of net investment income      --   (0.06)
--
 Net realized gains                              --   (0.10)
(0.03)
 Capital                                      (0.18)  (0.03)
--
------------------------------------------------------------
-------------
Total Distributions                           (0.62)  (0.73)
(0.23)
------------------------------------------------------------
-------------
NET ASSET VALUE, END OF PERIOD               $ 7.84  $ 7.76
$ 8.41
------------------------------------------------------------
-------------
TOTAL RETURN++                                 9.73%   0.66%
3.41%+++
------------------------------------------------------------
-------------
NET ASSETS, END OF PERIOD (000S)            $12,730  $1,065
$   11
------------------------------------------------------------
-------------
RATIO TO AVERAGE NET ASSETS
 Expenses (3)                                  1.46%   1.57%
1.50%+
 Net investment income                        10.23    7.20
7.87+
------------------------------------------------------------
-------------
PORTFOLIO TURNOVER RATE                          83%     93%
116%
------------------------------------------------------------
-------------

(1) On November 7, 1994, the former Class D shares were renamed Class C shares.
(2) For the period from March 19, 1993 (inception date) to
July 31, 1993.
(3) The manager has waived part of its fees for the years ended July 31,1995 and 1994. If such fees were not waived, the per share effect on expenses and the ratios of expenses to average net assets would be as follows:

                                    RATIOS WITHOUT
            PER SHARE DECREASE        FEE WAIVERS
  -------------------------------------------------
              1995        1994       1995    1994
            ---------   ---------   ------- -------
   Class C         --*         --*    1.51%   1.58%

 * Net investment income per share decrease is less than $0.01.
+++Total return is not annualized as it may not be representative of the total return for the year.
 + Annualized.
++ Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charge.

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Fund's investment objective is high current income primarily through investment in fixed-income securities. In attempting to achieve its objective, the Fund allocates and reallocates its assets primarily among various types of fixed-income securities selected by SBMFM. The types of fixed-income securi-ties among which the Fund's assets will be primarily allocated are: obliga-tions issued or guaranteed as to principal and interest by the United States government ("U.S. government securities"); mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities. The Fund's investment objective may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective.

  The allocation and reallocation of the Fund's assets will be undertaken by
SBMFM on the basis of its analysis of economic and market conditions and the relative risks and opportunities of particular types of fixed-income securi-ties. In general, the particular types of fixed-income securities selected for investment by the Fund at any given time will be those that, in the view of
SBMFM, offer the highest income available at the time. The Fund typically would not invest in fixed-income securities offering the highest income poten-tial if SBMFM determined that the income potential is not sufficient to jus-tify the higher risks associated with the securities.

  At any given time, the Fund may be entirely or only partially invested in a particular type of fixed-income security. Under normal conditions, at least
65% of the Fund's assets will be invested in fixed-income securities, which for this purpose will include non-convertible preferred stocks. The Fund gen-erally will invest in intermediate- and long-term fixed-income securities with the result that, under normal market conditions, the weighted average maturity of the Fund's securities is expected to be between five and 12 years.

  Mortgage-related securities in which the Fund may invest include mortgage obligations collateralized by mortgage loans or mortgage pass-through certifi-cates. Under current market conditions, the Fund's holdings of mortgage-related securities may be expected to consist primarily of securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal
National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corpora-tion ("FHLMC"). The composition of the Fund's investments in mortgage-related securities, however, will vary from time to time based upon the determination of SBMFM on how best to achieve the Fund's investment objective taking into account factors such as the liquidity and yield of various

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

mortgage-related securities. Mortgage-related securities held by the Fund gen-erally will be rated no lower than Aa by Moody's or AA by S&P or, if not rated, will be of equivalent investment quality as determined by SBMFM. SBMFM also may consider the ratings, if any, assigned to mortgage-related securities by recog-nized rating agencies other than Moody's and S&P.

  The Fund typically will purchase a corporate debt security if SBMFM believes that the yield and, to a lesser extent, the potential for capital appreciation, of the security are sufficiently attractive in light of the risks of ownership of the security. In determining whether the Fund should invest in particular debt securities, SBMFM will consider factors such as: the price, coupon and yield to maturity; the credit quality of the issuer; the issuer's available cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt securities, including the subordination, default, sinking fund and early redemption provisions. SBMFM also will review the ratings, if any, assigned to the securities by Moody's, S&P or other recog-nized rating agencies. SBMFM's judgment as to credit quality of a debt security may differ, however, from that suggested by the ratings published by a rating service.

  The Fund may invest up to 35% of its assets in corporate fixed-income securi-ties of domestic issuers rated Ba or lower by Moody's or BB or lower by S&P or in nonrated securities deemed by SBMFM to be of comparable quality. The Fund may invest in fixed-income securities rated as low as Caa by Moody's or CCC by
S&P.

  Corporate fixed-income securities of foreign issuers in which the Fund may invest will include securities of companies, wherever organized, that have their principal business activities and interests outside the United States.
Foreign government securities in which the Fund may invest consist of fixed-income securities issued by foreign governments. In general, the Fund may invest in debt securities issued by foreign governments or any of their politi-cal subdivisions that are considered stable by Global Capital Management. Up to
5% of the Fund's assets, however, may be invested in foreign securities issued by countries with developing economies.

  The Fund may invest in fixed-income securities issued by supranational orga-nizations, which are entities designated or supported by a government or gov-ernmental entity to promote economic development, and include, among others, the Asian Development Bank, the European Coal and Steel
Community, the European
Economic Community and the World Bank. These organizations have no taxing authority and are dependent upon their members for payments of

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

interest and principal. Moreover, the lending activities of supranational entities are limited to a percentage of their total capital
(including "call-
able capital" contributed by members at an entity's call), reserves and net income.

 ADDITIONAL INVESTMENTS

  Money Market Instruments. Up to 20% of the Fund's assets may be invested in cash and money market instruments at any time. In addition, when SBMFM believes that market conditions warrant, the Fund may invest in short-term instruments without limitation for temporary defensive purposes. Short-term instruments in which the Fund may invest include: U.S. government securities;
certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than
Prime-2 by Moody's or A-2 by S&P or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the securities in which the Fund may invest. The
Fund will invest in obligations of a foreign bank or foreign branch of a domestic bank only if SBMFM determines that the obligations present minimum credit risks. These obligations may be traded in the United States or outside the United States, but will be denominated in U.S. dollars.

  U.S. Government Securities. The U.S. government securities in which the Fund may invest include, direct obligations of the United States Treasury (such as
Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by
U.S. government agencies and instrumentalities, including: securities that are supported by the full faith and credit of the United States (such as GNMA cer-tificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan
Banks); and securities that are supported by the credit of the instrumentality
(such as FNMA and FHLMC bonds). Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.
Certain U.S. government securities, such as those issued or guaranteed by
GNMA, FNMA and FHLMC, are mortgage-related securities. U.S. government securi-ties generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from
U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

 CERTAIN INVESTMENT STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers.
Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the
Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obliga-tion, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM or
Global Capital Management, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

  Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreement transactions with member banks of the Federal
Reserve Bank of New
York's list of reporting dealers. A reverse repurchase agreement, which is considered a borrowing by the Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. The Fund typically will invest the proceeds of a reverse repurchase agreement in money market instru-ments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage.
The Fund will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

than the interest expense of the transaction. The Fund also may use the pro-ceeds of reverse repurchase agreements to provide liquidity to meet redemp-tion requests when the sale of the Fund's securities is considered to be dis-advantageous.

  Forward Roll Transactions. In order to enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securi-ties issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Fund sells a mortgage security to a financial institution, such as a bank or bro-ker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securi-ties that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with differ-ent prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and princi-pal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will generate income for the Fund exceeding the yield on the securi-ties sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time the Fund enters into forward roll transactions, it will place in a segregated account with the Trust's custodian, Morgan Guar-anty Trust Company of New York ("Morgan"), cash, U.S. government securities or high grade debt obligations having a value equal to the repurchase price (in-cluding accrued interest) and will subsequently monitor the account to insure that such equivalent value is maintained.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with Morgan a segregated account consisting of cash, U.S. government securities or other high-grade debt obligations in an amount equal

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.

  Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value.
Loans of portfolio securities by the Fund will be collateralized by cash, let-ters of credit or U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securi-ties. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The
Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with Morgan.

  Covered Option Writing. The Fund may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options,
"knock-out" options, "knock-in" options and "average rate" or "look-back" options. The Fund may realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the
Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the option's exercise price, less the premium received for writing the option.

  The Fund will write only covered options. Thus, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exer-

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

cised, the Fund will either (a) deposit with Morgan in a segregated account cash, U.S. government securities or other high-grade debt obligations having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expi-ration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with Morgan in a segregated account).

  Purchasing Put and Call Options on Securities. The Fund may utilize up to 15% of its assets to purchase options and may do so at or about the same time that it purchases the underlying security or at a later time. In purchasing option securities, the Fund will trade only with counterparties of high standing in terms of credit quality and commitment to the market. Risks associated with options transactions and foreign futures contracts are described below under
"Special Considerations."

  Futures Contracts and Options on Futures Contracts. The Fund may enter into futures contracts or related options that are traded on domestic and foreign exchanges or boards of trade as well as the over-the-counter market with respect to options on such futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of specified debt security at a specified price, date, time and place.
The Fund may enter into futures contracts to sell debt securities when SBMFM believes that the value of the Fund's debt securities will decrease. The Fund may enter into futures contracts to purchase debt securities when SBMFM antici-pates purchasing the underlying debt securities on behalf of the Fund and believes that prices will rise before the purchases will be made. When the Fund enters into a futures contract to purchase an underlying security, an amount of cash, U.S. government securities or other high-grade debt securities, equal to the market value of the contract, will be deposited in a segregated account with Morgan to collateralize the position, thereby insuring that the use of the contract is unleveraged. The Fund will not enter into futures contracts for speculation and will enter into futures contracts that are traded on a domestic or foreign exchange or board of trade as well as the over-the-counter market.

  An option on a futures contact, as contrasted with the direct investment in a futures contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

time prior to the expiration date of the option. A call option gives the pur-chaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying debt securities. A put option gives the purchaser the right to sell and obliges the writer to buy the underlying contract.

  The Fund may purchase put options on futures contracts to hedge its portfolio of debt securities against the risk of rising interest rates, and may purchase call options on futures contracts to hedge against a decline in interest rates.
The Fund may write put and call options on futures contracts in entering into closing sale transactions and to increase its ability to hedge against changes in interest rates. The Fund will write put and call options on futures con-tracts that are traded on a domestic or foreign exchange or board of trade as well as the over-the-counter market.

  Currency Exchange Transactions and Options on Foreign Currencies. The Fund will conduct its currency exchange transactions either on a spot (that is, cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio posi-tions.

  A forward currency contract involves an obligation to purchase or sell a spe-cific currency for an agreed-upon price at an agreed-upon date which may be any fixed number of days from the date of the contract agreed upon by the parties.
These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of the currency increase.

  The Fund may purchase and sell put, call and other types of options on for-eign currencies that are traded on domestic or foreign exchanges or in the over-the-counter market, including but not limited to, "spread" options,
"knock-out" options, "knock-in" options and "average rate" or "look-back" options.

  The Fund may purchase put options on a foreign currency in which securities held by the Fund are denominated to protect against a decline in the value of the currency in relation to the currency in which the exercise price is denomi-nated. The Fund may purchase a call option on a foreign currency to hedge

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

against an adverse exchange rate of the currency in which a security that it anticipates purchasing is denominated in relation to the currency in which the exercise price is denominated. An option on a foreign currency gives the pur-chaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price dur-ing the term of the option. Although the purchase of an option on a foreign currency may constitute an effective hedge by the Fund against fluctuations in the exchange rates, in the event of rate movements adverse to the Fund's posi-tion, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies purchased by the Fund may be traded on domestic and foreign exchanges or over-the-counter.

 CERTAIN INVESTMENT GUIDELINES

  Up to 15% of the assets of the Fund may be invested in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) to the extent that a liquid secondary mar-ket does not exist for the instruments, futures contracts and options on those contracts. Notwithstanding the foregoing, the Fund shall not invest more than
10% of its net assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended) that are restricted. In addi-tion, the Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years. The Fund also may borrow from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. When-ever these borrowings exceed 5% of the value of the Fund's total assets, the
Fund will not make any additional investments. Immediately after any borrowing
(including reverse repurchase agreements and forward roll transactions) by the
Fund, the Fund will maintain an asset coverage of at least 300% with respect to all of its borrowings. Except for the limitations on borrowing, the invest-ment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Fund's outstanding shares is contained in the Statement of Additional Information.

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Medium-, Low- and Unrated Securities. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by high-er-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective character-istics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay inter-est and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

  While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these secu-rities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more tradi-tional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and compa-rable unrated securities generally are unsecured and frequently are subordi-nated to the prior payment of senior indebtedness. The Fund may incur addi-tional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these secu-rities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

meet redemption requests or to respond to changes in the economy or the finan-cial markets. The market for medium- and low-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, could likely disrupt severely the mar-ket for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

  Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yield-ing security, resulting in a decreased return to the Fund.

  Securities that are rated Ba by Moody's or BB by S&P have speculative char-acteristics with respect to capacity to pay interest and repay principal.
Securities that are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

  In light of the risks described above, SBMFM, in evaluating the creditwor-thiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

  The Fund's fixed-income security holdings (as rated by Moody's) for the fis-cal year ended July 31, 1995 were composed as follows: 0.19% rated Baa; 8.85% rated Ba; 17.59% rated B; 0.75% rated Caa and 0.85% in non-rated securities.
The percentages were calculated on a dollar weighted average basis by deter-mining monthly the percentage of the Fund's net assets invested in each rating category and does not necessarily indicate what the composition of the Fund's holdings will be in subsequent years.

  Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctua-

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

tions in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an estab-lished market share.

  Foreign Securities. There are certain risks involved in investing in securi-ties of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and eco-nomic developments and the possible imposition of limitations on the repatria-tion of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic compa-nies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, secu-rities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possi-bility exists of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities.
Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dol-lars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

  Corporate securities in which the Fund may invest include corporate fixed-income securities of both domestic and foreign issuers, such as bonds, deben-tures, notes, equipment lease certificates, equipment trust certificates, and preferred stock. The Fund's investments in each of equipment lease or equip-ment trust certificates will not exceed 5% of its assets.

  Certain of the corporate fixed-income securities in which the Fund may invest may involve equity characteristics. The Fund may, for example, invest in warrants for the acquisition of stock of the same or of a different issuer or in corporate fixed-income securities that have conversion or exchange rights permit-

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

ting their holder to convert or exchange the securities at a stated price within a specified period of time into a specified number of shares of common stock. In addition, the Fund may invest in participations that are based on revenues, sales or profits of an issuer or in common stock offered as a unit with corporate fixed-income securities.

  Mortgage-Related Securities. Mortgage-related securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related secu-rities may tend to increase due to refinancing of mortgages as interest rates decline. Mortgage pools created by private organizations generally offer a higher rate of interest than government and government-related pools because no direct or indirect guarantees of payments are applicable with respect to the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mort-gage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the United States government to purchase the agencies' obliga-tions. Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations.

  To the extent that the Fund purchases mortgage-related securities at a premi-um, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The Fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the orig-inal investment. In addition, like other debt securities, the values of mort-gage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

  Securities of Developing Countries. A developing country generally is consid-ered to be a country that is in the initial stages of its industrialization cycle. Investing in the fixed-income markets of developing countries involves exposure

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of devel-oping countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

  Non-Publicly Traded and Illiquid Securities. The Fund's sale of securities that are not publicly traded is typically restricted under the Federal securi-ties laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

  Options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling options can result in large amounts of leverage. The leverage offered by trading in options may cause the Fund's net asset value to be sub-ject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the exercise price of the option less the premium received for writing the option.

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desired to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction.
No assurance can be
given that the

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

Fund will be able to effect closing transactions at a time when it wishes to do so. If the Fund cannot enter into a closing transaction, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

  The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase or write options or financial futures only if there appears to be a liquid secondary market for the options or futures sold or pur-chased, for some options or futures no such secondary market may exist or the market may cease to exist.

  Futures and Options on Futures. Investments in futures and options on futures made by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates and when the transactions are economically appropri-ate to the reduction of risks inherent in the management of the Fund. The Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premium paid for unexpired options exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered.

  The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures con-tracts may be closed out only on the exchange or board of trade on which they were entered into, and no assurance can be given that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity
Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal mar-kets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the

SMITH BARNEY
Diversified Strategic Income Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

  Foreign Currency. Although the foreign currency market may not necessarily be more volatile than the market in other commodities, the foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Because a forward currency contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the cur-rent market price.

 PORTFOLIO TRANSACTIONS

  Securities and commodities transactions on behalf of the Fund will be exe-cuted by a number of brokers and dealers, including Smith Barney and certain of its affiliated brokers. The Fund may use Smith Barney or a Smith Barney affili-ated broker in connection with a purchase or sale of securities when SBMFM believes that the charge for the transaction does not exceed usual and custom-ary levels. The Fund also may use Smith Barney as a commodities broker in con-nection with entering into futures contracts and commodity options. Smith Bar-ney has agreed to charge the Fund commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

  In selecting a broker for a transaction, including Smith
Barney or its affil-
iates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable SBMFM to supple-ment its own research and analysis with the views and information of other securities firms.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

SMITH BARNEY
Diversified Strategic Income Fund

VALUATION OF SHARES (CONTINUED)

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfo-lio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. A secu-rity that is traded primarily on a domestic or foreign stock exchange is val-ued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are val-ued on the basis of the bid price at the close of business on each day.
Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are val-ued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those investments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current set-tlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity or if the underlying securities market experiences significant price fluctuations after the deter-mination of the settlement price. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Board of Trustees. Further information regarding the Trust's valuation policies with respect to the Fund is contained in the Statement of Additional
Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in deter-mining the amount of dividends from net investment income and distributions of capital gains payable to shareholders.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same

SMITH BARNEY
Diversified Strategic Income Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

Class at net asset value, subject to no sales charge or CDSC. Dividends and distributions are treated the same for tax purposes whether taken in cash or reinvested in additional shares. The Fund declares dividends monthly consisting of estimated daily net investment income, and pays dividends monthly. Any net realized gains, after utilization of capital loss carryforwards, will be dis-tributed at least annually, and net realized short-term capital gains (includ-ing short-term capital gains from options transactions, if any) may be paid
more frequently, with the distribution of dividends from net investment income.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

  In addition, as determined by the Board of Trustees, distributions of the
Fund may include a return of capital. Shareholders will be notified of the amount of any distribution that represents a return of capital. In order to comply with a calendar year distribution requirement under the Code, it may be necessary for the Fund to make distributions at times other than those set forth above.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined on a fund by fund basis, rather than on a
Trust wide basis. The Fund intends to qualify each year as a regulated invest-ment company under Subchapter M of the Code. To meet those requirements, the
Fund may need to restrict the degree to which it engages in short-term trading and transactions in options. If the Fund qualifies as a regulated investment company and meets certain distribution requirements, the Fund will not be sub-ject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid by the Fund from investment income and distributions of short-term capital gain will be taxable to shareholders as ordinary income for Fed-eral income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to share-

SMITH BARNEY
Diversified Strategic Income Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

holders as long-term capital gain, whether paid in cash or reinvested in addi-tional shares, and regardless of the length of time the investor has held his or her shares of the Fund. Dividends and distributions paid by the Fund will not qualify for the Federal dividends-received deduction for corporate share-holders.

  Income received by the Fund from sources within foreign countries may be sub-ject to withholding and other foreign taxes. The payment of these taxes will reduce the amount of dividends and distributions paid to the Fund's sharehold-ers. Each shareholder of the Fund will receive a statement annually from the
Trust, which will set forth separately the aggregate dollar amount of dividends and capital gains distributed to the shareholder by the Fund with respect to the prior calendar year.

  Shareholders should consult their tax advisors about the status of the Fund's dividends and distributions for Federal, state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000. Class Z shares are offered without a sales charge, CDSC, or service or distribution fee, exclusively to: (a) tax-exempt employee benefit and retirement plans of
Smith Barney and its affiliates and (b) certain UITs sponsored by Smith Barney and its affiliates. Investors meeting either of these criteria who are inter-ested in acquiring Class Z shares should contact a Smith Barney Financial Con-sultant for a Class Z Prospectus. See "Prospectus Summary-- Alternative Purchase
Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B,
Class C or Class Y shares. No maintenance fee will be charged by the

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial invest-ment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiar-ies, including Smith Barney, or Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the
Trust's transfer agent, FDISG. Share certificates are issued only upon a share-holder's written request to FDISG.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or FDISG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

a fee of up to $25 by Smith Barney or FDISG. The Systematic
Investment Plan
also authorizes Smith Barney to apply cash held in the shareholder's Smith Bar-ney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account.
Additional information is
available from the Fund or a Smith Barney Financial
Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                SALES CHARGE
                       ------------------------------
DEALERS'
       AMOUNT OF            % OF           % OF
REALLOWANCE AS %
      INVESTMENT       OFFERING PRICE AMOUNT INVESTED OF
OFFERING PRICE
------------------------------------------------------------
-----------
  Less than  $ 25,000       4.50%          4.71%
4.00%
  $ 25,000 - $ 49,999       4.00%          4.17%
3.60%
  $ 50,000 - $ 99,999       3.50%          3.63%
3.15%
  $100,000 - $249,999       2.50%          2.56%
2.25%
  $250,000 - $499,999       1.50%          1.52%
1.35%
  $500,000 and over            *              *
*
------------------------------------------------------------
-----------

* Purchases of Class A shares, which when combined with current holdings of
   Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and
"Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)


 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Trust, employees of Travelers and its subsidiaries or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), employees of members of the
National Association of Securities Dealers, Inc., or sales to any trust, pen-sion, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the
Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant
(for a period up to 90 days from the commencement of the Financial Consul-tant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund
(or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;
and (e) accounts managed by registered investment advisory subsidiaries of
Travelers. In order to obtain such discounts, the purchaser must provide suf-ficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Fund and of funds sponsored by Smith Barney, which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tions 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Bar-ney.

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)


 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please con-tact a Smith Barney Financial Consultant or FDISG to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares.
Such investors must
make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or FDISG for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate.

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of
Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares--Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 4.50%
      Second                4.00%
      Third                 3.00%
      Fourth                2.00%
      Fifth                 1.00%
      Sixth                 0.00%
      Seventh               0.00%
      Eighth                0.00%
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney
Shearson Short-Term World Income Fund (the "Short-Term World
Income Fund") on

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase Arrangements--Class B
Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVER OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder;

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

(d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2;
(e) involuntary
redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or other-wise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

  Investors may be eligible to participate in the Smith
Barney 401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code.
To the extent appli-
cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

  The Fund offers to Participating Plans Class A, Class B, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors,
Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Par-ticipating Plan has made an initial investment in the Fund, all of its subse-quent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

  Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Bar-ney Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Pro-
gram are subject to a CDSC of 3.00% of redemption proceeds, if the Participat-ing Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Eight years after the date the Participating Plan enrolled in the Smith Bar-ney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating
Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the
Smith Barney Mutual Funds. Class C shares acquired through the Smith Barney
401(k) Program after November 7, 1994 will be subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Pro-gram. In any year after the date a Participating Plan enrolled in the Smith
Barney 401(k) Program, if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the oppor-tunity to exchange all of its Class C shares for Class A shares of the Fund.
Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the fol-lowing March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the distribution fee.

  Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that pur-

SMITH BARNEY
Diversified Strategic Income Fund

PURCHASE OF SHARES (CONTINUED)

chases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

  No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan;
(b) the termina-
tion of employment of an employee in the Participating Plan;
(c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

  Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from FDISG. For fur-ther information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the follow-

SMITH BARNEY
Diversified Strategic Income Fund

EXCHANGE PRIVILEGE (CONTINUED)

ing funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Special Equities Fund
    Smith Barney Telecommunications Growth Fund

  Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Income and Growth Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

  Taxable Fixed--Income Funds
    *Smith Barney Adjustable Rate Government Income Fund
   **Smith Barney Funds, Inc.--Income Return Account
Portfolio
    Smith Barney Funds, Inc.--Monthly Payment Government
Portfolio
   +Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities
      Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
   **Smith Barney Intermediate Maturity California
Municipals Fund

SMITH BARNEY
Diversified Strategic Income Fund

EXCHANGE PRIVILEGE (CONTINUED)

   **Smith Barney Intermediate Maturity New York Municipals
Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
   **Smith Barney Muni Funds--California Limited Term
Portfolio
   **Smith Barney Muni Funds--Florida Limited Term Portfolio
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
   **Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds
    Smith Barney Precious Metals and Minerals Fund Inc.
    Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond
Portfolio
    Smith Barney World Funds, Inc.--International Balanced
Portfolio
    Smith Barney World Funds, Inc.--International Equity
Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

  Money Market Funds
   ++Smith Barney Exchange Reserve Fund
  +++Smith Barney Money Funds, Inc.--Cash Portfolio
  +++Smith Barney Money Funds, Inc.--Government Portfolio ***Smith Barney Money Funds, Inc.--Retirement Portfolio
    +Smith Barney Municipal Money Market Fund, Inc.
    +Smith Barney Muni Funds--California Money Market
Portfolio
    +Smith Barney Muni Funds--New York Money Market
Portfolio
------------------------------------------------------------
-------------------
  * Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
 ** Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class A and Class Y shares of the Fund.
 ++ Available for exchange with Class B and Class C shares of the Fund.
+++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
    Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

SMITH BARNEY
Diversified Strategic Income Fund

EXCHANGE PRIVILEGE (CONTINUED)


  Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determina-tion, the Fund will provide notice in writing or by telephone to the share-holder

SMITH BARNEY
Diversified Strategic Income Fund

EXCHANGE PRIVILEGE (CONTINUED)

at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time.
All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all support-ing documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemp-tion proceeds

SMITH BARNEY
Diversified Strategic Income Fund

REDEMPTION OF SHARES (CONTINUED)

are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Diversified Strategic Income Fund Inc.
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of
$2,000, share certificate or stock power, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise direct-ed, redemption proceeds will be mailed to an investor's address of record.
FDISG may require additional supporting documents for redemptions made by cor-porations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect

SMITH BARNEY
Diversified Strategic Income Fund

REDEMPTION OF SHARES (CONTINUED)

to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contract a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, a signature guarantee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemption on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at 1-
800-451-2010. Such requests may be made between 9:00 a.m.
and 5:00 p.m. (New
York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which
certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the sharehold-er's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-

SMITH BARNEY
Diversified Strategic Income Fund

REDEMPTION OF SHARES (CONTINUED)

plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.
Exchange requests
received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and
Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The
Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-ing at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 YIELD

  From time to time, the Fund advertises the 30-day "yield" of each Class of shares. The Fund's yield refers to the income generated by an investment in

SMITH BARNEY
Diversified Strategic Income Fund

PERFORMANCE (CONTINUED)

those shares over the 30-day period identified in the advertisement and is com-puted by dividing the net investment income per share earned by the Class dur-ing the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually.
The annualized income is then shown as a percentage of the net asset value.

 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

SMITH BARNEY
Diversified Strategic Income Fund

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust and the
Fund, including agreements with the Fund's distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser, sub-investment adviser, and administrator. The Statement of Additional Informa-tion contains background information regarding each Trustee and executive offi-cer of the Fund.

 INVESTMENT ADVISER--SBMFM

  SBMFM, located at 388 Greenwich Street, New York, New York
10013, serves as
the Fund's investment adviser. SBMFM (through its predecessors) has been in the investment counseling business since 1934 and is a registered investment advis-er. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

 Subject to the supervision and direction of the Trust's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research service to the Fund. For advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of
0.45% of the value of the Fund's average daily net assets.
From its fee, SBMFM
pays Global Capital Management a fee of 0.10% of the value of the Fund's aver-age daily net assets for its services as sub-investment adviser.

 SUB-INVESTMENT ADVISER--GLOBAL CAPITAL MANAGEMENT

  Global Capital Management, located at 10 Piccadilly,
London W1V 9LA, United
Kingdom, serves as the Fund's sub-investment adviser pursuant to a sub- invest-ment advisory agreement dated August 31, 1995. Global
Capital Management has
been in the investment counseling business since 1988 and renders advice to client companies with aggregate assets under management, as of September 30,
1995 in excess of $1.7 billion.

  In its capacity as a sub-investment adviser, Global
Capital Management is
responsible for and selects the Fund's investments in foreign securities and selects the brokers and dealers that execute the Fund's investments in foreign securities.

SMITH BARNEY
Diversified Strategic Income Fund

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)


 PORTFOLIO MANAGEMENT

  John C. Bianchi and James E. Conroy, both Managing Directors of Smith Bar-ney, have served as Vice Presidents and Investment Officers of the Fund since it commenced operations. Along with Victor S. Filatov, an Investment Officer of the Fund since March 21, 1994 and President of Global Capital Management, they manage the day-to-day operations of the Fund, including making all domes-tic investment decisions.

  Victor S. Filatov, International Strategist and President of Global Capital
Management, is responsible for managing the day-to-day operations of the
Fund's investments in foreign securities. Prior to 1993, Mr.
Filatov was
Business Coordinator and head of European Fixed Income Research for J.P. Mor-gan Securities Inc.

  Management's discussions and analysis, and additional performance informa-tion regarding the Fund during the fiscal year ended July 31, 1995 are included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 ADMINISTRATOR--SBMFM

  SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of
 .20% of the value
of the Fund's average daily net assets.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective
Class. Smith Barney is also paid an annual distribution fee with respect to
Class B and Class C shares at the annual rate of 0.50% and 0.45%, respective-

SMITH BARNEY
Diversified Strategic Income Fund

DISTRIBUTOR (CONTINUED)

ly, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in con-nection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustees will evaluate the appropri-ateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Trust may issue an unlimited number of shares of benefi-cial interest, of separate series with a par value of $.001 per share. The
Fund offers shares of beneficial interest currently classified into five Clas-ses--A, B, C, Y and Z.

  Each Class of shares represents identical interests in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and pref-erences, except with respect to: (a) the designation of each Class; (b) the effect of

SMITH BARNEY
Diversified Strategic Income Fund

ADDITIONAL INFORMATION (CONTINUED)

the respective sales charges for each Class; (c) the distribution and/or serv-ice fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conver-sion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class of each Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except
(a) matters affect-
ing only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or
(b) when the 1940
Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except matters affecting the interests of one Class of shares.

  Normally there will be no meetings of shareholders for the purpose of elect-ing Trustees unless and until such time as less than a majority of the Trust-ees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a
Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the
Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

  Morgan, located at 60 Wall Street, New York, NY 10260, serves as custodian of the Fund's investments.

  FDISG is located at Exchange Place, Boston, Massachusetts
02109, and serves
as the Trust's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a

SMITH BARNEY
Diversified Strategic Income Fund

ADDITIONAL INFORMATION (CONTINUED)

single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan
accounts) will receive a single Prospectus annually.
Shareholders who do not
want this consolidation to apply to their accounts should contact a Smith Bar-ney Financial Consultant or FDISG.

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this
Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distrib-utor. This Prospectus does not constitute an offer by the Fund or the distrib-utor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY

------------

                                                A Member of
Travelers Group LOGO







SMITH BARNEY

DIVERSIFIED STRATEGIC

INCOME FUND


388 Greenwich Street
                                                       New
York, New York 10013


FD 0239 11/95

SMITH BARNEY


Diversified

Strategic

Income

Fund


Class Z Shares Only


November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


P R O S P E C T U S

[LOGO] Smith Barney Mutual Funds
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

PROSPECTUS
NOVEMBER 28, 1995

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

  Smith Barney Diversified Strategic Income Fund (the "Fund") a diversified fund, seeks high current income primarily through investment in fixed-income securities. The Fund attempts to achieve this objective by allocating and reallocating its assets primarily among various types of fixed-income securi-ties selected by its investment adviser on the basis of an analysis of eco-nomic and market conditions and the relative risks and opportunities of those types of fixed-income securities.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up Smith Barney Income Funds (the
"Trust"). The
Trust is an open-end, management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospec-tus carefully and retain it for future reference.

  The Class Z shares described in this Prospectus
(previously designated as
Class C shares) are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc.
("Smith Barney") or
any of its affiliates ("Qualified Plans") and to certain unit investment trusts sponsored by Smith Barney or any of its affiliates ("Smith
Barney
UITs").

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated November 28, 1995, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of
Additional Information has been filed with the Securities and Exchange Commis-sion (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

SMITH BARNEY GLOBAL CAPITAL MANAGEMENT INC.
Sub-Investment Adviser

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

TABLE OF CONTENTS

THE FUND'S EXPENSES                             3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    5
-------------------------------------------------
VALUATION OF SHARES                            21
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             22
-------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES              24
-------------------------------------------------
EXCHANGE PRIVILEGE                             25
-------------------------------------------------
PERFORMANCE                                    27
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           28
-------------------------------------------------
ADDITIONAL INFORMATION                         31
-------------------------------------------------

------------------------------------------------------------
--------------------
  No person has been authorized to give any information or
to make any
representations in connection with this offering other than
those contained in
this Prospectus, and, if given or made, such other
information or
representations must not be relied upon as having been
authorized by the Trust
or the distributor. This Prospectus does not constitute an
offer by the Fund or
the distributor to sell or a solicitation of an offer to buy any of the
securities offered hereby in any jurisdiction to any person
to whom it is
unlawful to make such offer or solicitation in such
jurisdiction.
------------------------------------------------------------
--------------------

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

THE FUND'S EXPENSES

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's operating expenses for its most recent fiscal year:


AS A % OF

AVERAGE NET ASSETS
------------------------------------------------------------
--------------------
ANNUAL FUND OPERATING EXPENSES
  Management fees*
 .65
  Other expenses
 .15
------------------------------------------------------------
--------------------
  TOTAL FUND OPERATING
EXPENSES..............................        .80 %
------------------------------------------------------------
--------------------

* Prior to August 9, 1995, Smith Barney Global Capital
Management Inc. ("Global
 Capital Management") voluntarily waived 50% of its sub-investment advisory fee. On August 9, 1995, the Board of Trustees of the Fund approved the elimination of this fee waiver.

  The nature of the services for which the Fund pays management fees is described under "Management of the Trust and the Fund."
"Other expenses" in the
above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Trust and the Fund."

                                                1 YEAR 3
YEARS 5 YEARS 10 YEARS
------------------------------------------------------------
-------------------
An investor would pay the following expenses
on a $1,000 investment in Class Z shares of
the Fund, assuming (1) 5% annual return and
(2) redemption at the end of each time period:   $ 8     $26
$44     $99

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR
LESS THAN THOSE SHOWN.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

FINANCIAL HIGHLIGHTS


  The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following informa-tion for the fiscal years ended July 31, 1993 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1995 Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS Z SHARE(1) OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH
PERIOD:

                                             YEAR     YEAR
PERIOD
                                             ENDED    ENDED
ENDED
                                            7/31/95  7/31/94
7/31/93(2)
------------------------------------------------------------
-------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 7.76   $ 8.41
$ 8.24
------------------------------------------------------------
-------------
INCOME FROM OPERATIONS:
 Net investment income (3)                     0.84     0.68
0.51
 Net realized and unrealized gain (loss) on
 investments                                  (0.06)
(0.54)     0.25
------------------------------------------------------------
-------------
Total Income From Operations                   0.78     0.14
0.76
------------------------------------------------------------
-------------
LESS DISTRIBUTIONS FROM:
 Net investment income                        (0.49)
(0.59)    (0.47)
 Overdistributions of net investment income     --
(0.06)      --
 Net realized gains                             --
(0.10)    (0.12)
 Capital                                      (0.20)
(0.04)      --
------------------------------------------------------------
-------------
Total Distributions                           (0.69)
(0.79)    (0.59)
------------------------------------------------------------
-------------
NET ASSET VALUE, END OF PERIOD               $ 7.85   $ 7.76
$ 8.41
------------------------------------------------------------
-------------
TOTAL RETURN++                                10.94%
1.43%     9.47%(4)
------------------------------------------------------------
-------------
NET ASSETS, END OF PERIOD (000S)            $14,361  $11,552
$11,803
------------------------------------------------------------
-------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses (3)                                  0.75%
0.75%     0.80%+
 Net investment income                         8.30     8.02
8.56+
------------------------------------------------------------
-------------
PORTFOLIO TURNOVER RATE                          83%
93%      116%
------------------------------------------------------------
-------------

(1) On November 7, 1994, the former Class C shares were renamed Class Z shares.
(2) For the period from November 6, 1992 (inception date) to
July 31, 1993.
(3) The manager has waived part of its fees for the years ended July 31, 1995 and 1994. If such fees were not waived, the per share effect on expenses and the ratios of expenses to average net assets would be as follows:

                                    RATIOS WITHOUT
            PER SHARE DECREASE        FEE WAIVERS
  ---------------------------------------------------
              1995        1994       1995     1994
            ---------   ---------   -------  -------
   Class Z        -- *        -- *     0.80%    0.77%

  * Net investment income per share decrease is less than $0.01.
(4) Total return is not annualized as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents the aggregate total return for the period indicated
    and does not reflect any applicable sales charge.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The investment objective of the Fund is high current income primarily through investment in fixed-income securities. In attempting to achieve its objective, the Fund allocates and reallocates its assets primarily among vari-ous types of fixed-income securities selected by Smith Barney Mutual Funds
Management Inc. ("SBMFM"). The types of fixed-income securities among which the Fund's assets will be primarily allocated are: obligations issued or guar-anteed as to principal and interest by the United States government ("U.S.
government securities"); mortgage-related securities issued by various govern-mental and non-governmental entities; domestic and foreign corporate securi-ties; and foreign government securities. The Fund's investment objective may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective.

  The allocation and reallocation of the Fund's assets will be undertaken by
SBMFM on the basis of its analysis of economic and market conditions and the relative risks and opportunities of particular types of fixed-income securi-ties. In general, the particular types of fixed-income securities selected for investment by the Fund at any given time will be those that, in the view of
SBMFM, offer the highest income available at the time. The Fund typically would not invest in fixed-income securities offering the highest income poten-tial if SBMFM determined that the income potential is not sufficient to jus-tify the higher risks associated with the securities.

  At any given time, the Fund may be entirely or only partially invested in a particular type of fixed-income security. Under normal conditions, at least
65% of the Fund's assets will be invested in fixed-income securities, which for this purpose will include non-convertible preferred stocks. The Fund gen-erally will invest in intermediate- and long-term fixed-income securities with the result that, under normal market conditions, the weighted average maturity of the Fund's securities is expected to be between five and 12 years.

  Mortgage-related securities in which the Fund may invest include mortgage obligations collateralized by mortgage loans or mortgage pass-through certifi-cates. Under current market conditions, the Fund's holdings of mortgage-related securities may be expected to consist primarily of securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal
National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corpora-tion ("FHLMC"). The composition of the Fund's investments in mort-

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

gage-related securities, however, will vary from time to time based upon the determination of SBMFM on how best to achieve the Fund's investment objective taking into account factors such as the liquidity and yield of various mort-gage-related securities. Mortgage-related securities held by the Fund gener-ally will be rated no lower than Aa by Moody's Investors Service, Inc.
("Moody's") or AA by Standard & Poor's Corporation ("S&P") or, if not rated, will be of equivalent investment quality as determined by SBMFM. SBMFM also may consider the ratings, if any, assigned to mortgage-related securities by recognized rating agencies other than Moody's and S&P.

  The Fund typically will purchase a corporate debt security if SBMFM believes that the yield and, to a lesser extent, the potential for capital apprecia-tion, of the security are sufficiently attractive in light of the risks of ownership of the security. In determining whether the Fund should invest in particular debt securities, SBMFM will consider factors such as: the price, coupon and yield to maturity; the credit quality of the issuer; the issuer's available cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt securities, including the subordination, default, sinking fund and early redemption provisions. SBMFM also will review the ratings, if any, assigned to the securities by Moody's,
S&P or other recognized rating agencies. SBMFM's judgment as to credit quality of a debt security may differ, however, from that suggested by the ratings published by a rating service.

  The Fund may invest up to 35% of its assets in corporate fixed-income secu-rities of domestic issuers rated Ba or lower by Moody's or BB or lower by S&P or in nonrated securities deemed by SBMFM to be of comparable quality. The
Fund may invest in fixed-income securities rated as low as Caa by Moody's or
CCC by S&P.

  Corporate fixed-income securities of foreign issuers in which the Fund may invest will include securities of companies, wherever organized, that have their principal business activities and interests outside the United States.
Foreign government securities in which the Fund may invest consist of fixed-income securities issued by foreign governments. In general, the Fund may invest in debt securities issued by foreign governments or any of their polit-ical subdivisions that are considered stable by Global Capital Management. Up to 5% of the Fund's assets, however, may be invested in foreign securities issued by countries with developing economies.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  The Fund may invest in fixed-income securities issued by supranational orga-nizations, which are entities designated or supported by a government or gov-ernmental entity to promote economic development, and include, among others, the Asian Development Bank, the European Coal and Steel Community, the Euro-pean Economic Community and the World Bank. These organizations have no taxing authority and are dependent upon their members for payments of interest and principal. Moreover, the lending activities of supranational entities are lim-ited to a percentage of their total capital (including "callable capital" con-tributed by members at an entity's call), reserves and net income.

  ADDITIONAL INVESTMENTS

  Money Market Instruments. Up to 20% of the Fund's assets may be invested in cash and money market instruments at any time. In addition, when SBMFM believes that market conditions warrant, the Fund may invest in short-term instruments without limitation for temporary defensive purposes. Short-term instruments in which the Fund may invest include: U.S. government securities;
certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than
Prime-2 by Moody's or A-2 by S&P or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the securities in which the Fund may invest. The
Fund will invest in obligations of a foreign bank or foreign branch of a domestic bank only if SBMFM determines that the obligations present minimum credit risks. These obligations may be traded in the United States or outside the United States, but will be denominated in U.S. dollars.

  U.S. Government Securities. The U.S. government securities in which the Fund may invest include, direct obligations of the United States Treasury (such as
Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by
U.S. government agencies and instrumentalities, including: securities that are supported by the full faith and credit of the United States (such as GNMA cer-tificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan
Banks); and securities that are supported by the credit of the instrumentality
(such as FNMA and FHLMC bonds). Treasury Bills have maturities of less than one

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.
Certain U.S. government securities, such as those issued or guaranteed by
GNMA, FNMA and FHLMC, are mortgage-related securities. U.S.
government securi-
ties generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from
U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

  CERTAIN INVESTMENT STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers.
Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the
Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obliga-tion, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM or
Global Capital Management, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreement transactions with member banks of the Federal Reserve Bank of New
York's list of reporting dealers. A reverse repurchase agreement, which is considered a borrowing by the Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. The Fund typically will invest the proceeds of a reverse repurchase agreement in money market instru-ments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage.
The Fund will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Fund's securities is considered to be disadvantageous.

  Forward Roll Transactions. In order to enhance current income, the Fund may enter into forward roll transactions with respect to mortgage-related securi-ties issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the Fund sells a mortgage security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage securi-ties that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with differ-ent prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and princi-pal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will generate income for the Fund exceeding the yield on the securi-ties sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time the Fund enters into forward roll transactions, it will place in a segregated account with the Trust's custodian, Morgan Guar-anty Trust Company of New York ("Morgan"), cash, U.S. government securities or high grade debt obligations having a value equal to the repurchase price (in-cluding accrued interest) and will subsequently monitor the account to insure that such equivalent value is maintained.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on those securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish with Morgan a segregated account consisting of cash, U.S. government securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commit-ments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.

  Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value.
Loans of portfolio securities by the Fund will be collateralized by cash, let-ters of credit or U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securi-ties. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The
Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with Morgan.

  Covered Option Writing. The Fund may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options,
"knock-out" options, "knock-in" options and "average rate" or "look-back" options. The Fund may realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying secu-

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

rity at a specified price at any time during the option period. Thus, the pur-chaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a speci-fied time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the option's exercise price, less the premium received for writing the option.

  The Fund will write only covered options. Thus, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (a) deposit with Morgan in a segre-gated account cash, U.S. government securities or other high grade debt obli-gations having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same
"series" (that is, puts on the same underlying security having the same exer-cise prices and expiration dates as those written by the
Fund), or an equiva-
lent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with Mor-gan in a segregated account).

  Purchasing Put and Call Options on Securities. The Fund may utilize up to
15% of its assets to purchase options and may do so at or about the same time that it purchases the underlying security or at a later time. In purchasing option securities, the Fund will trade only with counterparties of high stand-ing in terms of credit quality and commitment to the market. Risks associated with options transactions and foreign futures contracts are described below under "Special Considerations."

  Futures Contracts and Options on Futures Contracts. The Fund may enter into futures contracts or related options that are traded on domestic and foreign exchanges or boards of trade as well as the over-the-counter market with respect to options on such futures contracts. A futures contract provides for the

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

future sale by one party and the purchase by the other party of a certain amount of specified debt security at a specified price, date, time and place.
The Fund may enter into futures contracts to sell debt securities when SBMFM believes that the value of the Fund's debt securities will decrease. The Fund may enter into futures contracts to purchase debt securities when SBMFM antic-ipates purchasing the underlying debt securities on behalf of the Fund and believes that prices will rise before the purchases will be made. When the
Fund enters into a futures contract to purchase an underlying security, an amount of cash, U.S. government securities or other high grade debt securi-ties, equal to the market value of the contract, will be deposited in a segre-gated account with Morgan to collateralize the position, thereby insuring that the use of the contract is unleveraged. The Fund will not enter into futures contracts for speculation and will enter into futures contracts that are traded on a domestic or foreign exchange or board of trade as well as the over-the-counter market.

  An option on a futures contact, as contrasted with the direct investment in a futures contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying debt securities. A put option gives the purchaser the right to sell and obliges the writer to buy the underlying contract.

  The Fund may purchase put options on futures contracts to hedge its portfo-lio of debt securities against the risk of rising interest rates, and may pur-chase call options on futures contracts to hedge against a decline in interest rates. The Fund may write put and call options on futures contracts in enter-ing into closing sale transactions and to increase its ability to hedge against changes in interest rates. The Fund will write put and call options on future contracts that are traded on a domestic or foreign exchange or board of trade as well as the over-the-counter market.

  Currency Exchange Transactions and Options on Foreign Currencies. The Fund will conduct its currency exchange transactions either on a spot (that is, cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio posi-tions.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at an agreed-upon date which may be any fixed number of days from the date of the contract agreed upon by the par-ties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of the currency increase.

  The Fund may purchase and sell put, call and other types of options on for-eign currencies that are traded on domestic or foreign exchanges or in the over-the-counter market, including but not limited to, "spread" options,
"knock-out" options, "knock-in" options and "average rate" or "look-back" options.

  The Fund may purchase put options on a foreign currency in which securities held by the Fund are denominated to protect against a decline in the value of the currency in relation to the currency in which the exercise price is denom-inated. The Fund may purchase a call option on a foreign currency to hedge against an adverse exchange rate of the currency in which a security that it anticipates purchasing is denominated in relation to the currency in which the exercise price is denominated. An option on a foreign currency gives the pur-chaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price dur-ing the term of the option. Although the purchase of an option on a foreign currency may constitute an effective hedge by the Fund against fluctuations in the exchange rates, in the event of rate movements adverse to the Fund's posi-tion, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies purchased by the Fund may be traded on domestic and foreign exchanges or traded over-the-counter.

  CERTAIN INVESTMENT GUIDELINES

  Up to 15% of the assets of the Fund may be invested in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) to the extent that a liquid secondary mar-ket does not

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

exist for the instruments, futures contracts and options on those contracts.
Notwithstanding the foregoing, the Fund shall not invest more than 10% of its net assets in securities (excluding those subject to Rule 144A under the Secu-rities Act of 1933, as amended) that are restricted. In addition, the Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years. The Fund also may borrow from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing (including reverse repurchase agreements and forward roll transactions) by the Fund, the Fund will maintain an asset coverage of at least 300% with respect to all of its borrowings.
Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restric-tions that identifies additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional Information.

  RISK FACTORS AND SPECIAL CONSIDERATIONS

  Medium-, Low- and Unrated Securities. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by high-er-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective character-istics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay inter-est and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these secu-rities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more tradi-tional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and compa-rable unrated securities generally are unsecured and frequently are subordi-nated to the prior payment of senior indebtedness. The Fund may incur addi-tional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these secu-rities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and low-rated and comparable unrated securi-ties is relatively new and has not fully weathered a major economic recession.
Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such eco-nomic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

  Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yield-ing security, resulting in a decreased return to the Fund.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Securities that are rated Ba by Moody's or BB by S&P have speculative char-acteristics with respect to capacity to pay interest and repay principal.
Securities that are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

  In light of the risks described above, SBMFM, in evaluating the creditwor-thiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

  Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctua-tions in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an estab-lished market share.

  The Fund's fixed-income security holdings (as rated by Moody's) for the fis-cal year ended July 31, 1995 were composed as follows: 0.19% rated Baa; 8.85% rated Ba; 17.59% rated B; 0.75% rated Caa and 0.85% in non-rated securities.
The percentages were calculated on a dollar weighted average basis by deter-mining monthly the percentage of the Fund's net assets invested in each rating category and does not necessarily indicate what the composition of the Fund's holdings will be in subsequent years.

  Foreign Securities. There are certain risks involved in investing in securi-ties of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and eco-nomic developments and the possible imposition of limitations on the repatria-tion of currencies or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and require-

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

ments comparable to those applicable to domestic companies.
The yield of the
Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, the possibility exists of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.
Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securi-ties denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of con-verting foreign currency to U.S. dollars, the payment of fixed brokerage com-missions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custo-dians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

  Corporate securities in which the Fund may invest include corporate fixed-income securities of both domestic and foreign issuers, such as bonds, deben-tures, notes, equipment lease certificates, equipment trust certificates, and preferred stock. The Fund's investments in each of equipment lease or equip-ment trust certificates will not exceed 5% of its assets.

  Certain of the corporate fixed-income securities in which the Fund may invest may involve equity characteristics. The Fund may, for example, invest in warrants for the acquisition of stock of the same or of a different issuer or in corporate fixed-income securities that have conversion or exchange rights permitting their holder to convert or exchange the securities at a stated price within a specified period of time into a specified number of shares of common stock. In addition, the Fund may invest in participations that are based on revenues, sales or profits of an issuer or in common stock offered as a unit with corporate fixed-income securities.

  Mortgage-Related Securities. Mortgage-related securities provide a monthly payment consisting of interest and principal payments.
Additional payments may
be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Mortgage pools created by private organizations generally offer a higher rate of interest than governmental and government-related pools because no direct or indirect guarantees of payments are applicable with respect to the former pools. Timely payment of interest and principal in these pools, however, may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United
States. FNMA guaranteed mortgage pass-through certificates and FHLMC partici-pation certificates are solely the obligations of those entities but are sup-ported by the discretionary authority of the United States government to pur-chase the agencies' obligations. Collateralized mortgage obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying col-lateral to different series or classes of the obligations.

  To the extent that the Fund purchases mortgage-related securities at a pre-mium, mortgage foreclosures and prepayments of principal by mortgagors
(which may be made at any time without penalty) may result in some loss of the
Fund's principal investment to the extent of the premium paid. The Fund's yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

  Securities of Developing Countries. A developing country generally is con-sidered to be a country that is in the initial stages of its industrialization cycle. Investing in the fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have pro-vided higher rates of return to investors.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Non-Publicly Traded and Illiquid Securities. The Fund's sale of securities that are not publicly traded is typically restricted under the Federal securi-ties laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these secu-rities when a ready buyer is not available at a price that the Fund deems rep-resentative of their value, the value of the Fund's net assets could be adversely affected.

  Options. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling options can result in large amounts of leverage. The leverage offered by trading in options may cause the Fund's net asset value to be sub-ject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the exercise price of the option less the premium received for writing the option.

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze and underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has writ-ten, an option of the same series as that on which the Fund desired to termi-nate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as a result of the transaction. No assur-ance can be given that the Fund will be able to effect closing transactions at a time when it wishes to do so. If the Fund cannot enter into a closing trans-action, the Fund may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the secu-rity and could face higher transaction costs, including brokerage commissions.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase or write options or financial futures only if there appears to be a liquid secondary market for the options or futures sold or purchased, for some options or futures no such secondary market may exist or the market may cease to exist.

  Futures and Options on Futures. Investments in futures and options on futures made by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates and when the transactions are economi-cally appropriate to the reduction of risks inherent in the management of the
Fund. The Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premium paid for unexpired options exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered.

  The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and no assurance can be given that an active market will exist for a particular contract or option at any particular time.
Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity
Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal mar-kets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Foreign Currency. Although the foreign currency market may not necessarily be more volatile than the market in other commodities, the foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Because a forward currency contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the cur-rent market price.

  PORTFOLIO TRANSACTIONS

  Securities and commodities transactions on behalf of the Fund will be exe-cuted by a number of brokers and dealers, including Smith Barney. The Fund may use Smith Barney in connection with a purchase or sale of securities when SBMFM believes that the charge for the transaction does not exceed usual and custom-ary levels. The Fund also may use Smith Barney as a commodities broker in con-nection with entering into futures contracts and commodity options. Smith Bar-ney has agreed to charge the Fund commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

  In selecting a broker for a transaction, including Smith
Barney or its affil-
iates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable SBMFM to supple-ment its own research and analysis with the views and information of other securities firms.

VALUATION OF SHARES


  The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to Class Z by the number of shares of the Class outstanding. The per share net asset value of Class Z shares may be higher than those of other
Classes because of the lower expenses attributable to Class
Z shares.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

VALUATION OF SHARES (CONTINUED)


  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfo-lio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. A secu-rity that is traded primarily on an exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term invest-ments that mature in 60 days or less are valued at amortized cost whenever the
Trustees determine that amortized cost reflects fair value of those invest-ments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settle-ment price may not be used if the market makes a limit move with respect to a particular commodity or if the underlying securities market experiences sig-nificant price fluctuations after the determination of the settlement price.
In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Board of Trustees. Further information regarding the Trust's valuation policies with respect to the Fund is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


  DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in deter-mining the amounts of dividends from investment income and distributions of capital gains payable to shareholders. Dividends and distributions will be reinvested automatically for each shareholder's account at net asset value in additional

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

Class Z shares of the Fund, unless the shareholder instructs the Fund to pay dividends and distributions in cash. Dividends from net investment income, if any, of the Fund will be declared monthly and will be paid on the last Friday of the month. Distributions of any net long-term capital gains earned by the
Fund will be made annually after the close of the fiscal year in which they are earned. Distributions of short-term capital gains may be paid more fre-quently with dividends from net investment income. The Fund is subject to a 4% nondeductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If it is in the best interests of shareholders, the Fund expects to make such additional distribu-tions shortly before December 31 in each year as may be necessary to avoid the application of this tax.

  If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions generally will be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the Investment Company Act of
1940, as amended (the "1940 Act") and other applicable laws, a notice will accompany any distribution paid from sources other than net investment income.
In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

  TAXES

  The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined on a fund by fund basis, rather than on a Trust wide basis. The Fund has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. To meet those requirements, the Fund may need to restrict the degree to which it engages in short-term trading and transactions in options. If the Fund qualifies as a regulated investment com-pany and meets certain distribution requirements, the Fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)


  Dividends paid by the Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Fed-eral income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the Fund.

  Income received by the Fund from sources within foreign countries may be sub-ject to withholding and other foreign taxes. The payment of these taxes will reduce the amount of dividends and distributions paid to the Fund's sharehold-ers. Each shareholder of the Fund will receive a statement annually from the
Trust, which will set forth separately the aggregate dollar amount of dividends and capital gains distributed to the shareholder by the Fund with respect to the prior calendar year.

  Shareholders should consult their plan document or tax advisors about the tax consequences associated with participating in a Qualified
Plan or Smith Barney
UIT.

PURCHASE AND REDEMPTION OF SHARES


  Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or Smith Barney UIT. Purchases are effected at the net asset value next determined after a purchase order is received by Smith
Barney (the "trade date"). Payment is due to Smith Barney on the third business day (the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until set-tlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on any day that the Fund's calculates its net asset value, are priced according to the net

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

PURCHASE AND REDEMPTION OF SHARES (CONTINUED)

asset value determined on that day. See "Valuation of Shares." Certificates for
Fund shares are issued upon request to the Trust's transfer agent.

  Shareholders may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Smith
Barney Qualified Plan or a Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

EXCHANGE PRIVILEGE


  Holders of Class Z shares in the Fund may exchange their shares at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of shares may be made at any time without payment of any exchange fee.

 FUND NAME

  Smith Barney Aggressive Growth Fund Inc.
  Smith Barney Appreciation Fund Inc.
  Smith Barney Funds, Inc. -- Income and Growth Portfolio
  Smith Barney Funds, Inc. -- Income Return Account
Portfolio
  Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
  Smith Barney High Income Fund
  Smith Barney Money Funds, Inc. -- Cash Portfolio
  Smith Barney Money Funds, Inc. -- Government Portfolio
  Smith Barney Utilities Fund
  Smith Barney World Funds, Inc. -- International Equity
Portfolio

    The exchange of shares of one fund for shares of another fund is generally treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

EXCHANGE PRIVILEGE (CONTINUED)

a taxable gain or loss in connection with the exchange.
Shareholders should
consult their plan prospectus and/or other governing documents regarding exchanges. Generally, exchanges within such a plan are not treated as a tax-able event.

  Shareholders exercising the exchange privilege with any of the other funds of the Smith Barney Mutual Funds should review the prospectus of that fund carefully prior to making an exchange. Smith Barney reserves the right to reject any exchange request.

  Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its sharehold-ers. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney, and Smith Barney may, at its discre-tion, decide to limit additional purchases and/or exchanges by the sharehold-er. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

PERFORMANCE


  YIELD

  From time to time, the Fund advertises the 30 day "yield" of its Class Z shares. The Fund's yield refers to the income generated by an investment in the
Fund over the 30 day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund with respect to the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is com-pounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

  TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements and/or in other types of sales literature. These figures are based on historical earn-ings and are not intended to indicate future performance. Total return is com-puted for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for Class Z shares by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current dividend return is pre-sented. The current dividend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calcu-lating current dividend return should be considered when comparing the Fund's current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance informa-tion in advertising or marketing the Class Z shares. Such performance infor-

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

PERFORMANCE (CONTINUED)

mation may include data from Lipper Analytical Services, Inc. and other finan-cial publications.

  Class Z's average annual total return was as follows for the periods indi-cated:
  10.94% for the one-year period beginning August 1, 1994 through July 31,
  1995.
  7.93% per annum during the period from commencement of operations
  (November 6, 1992) through July 31, 1995.
  Class Z's aggregate total return was as follows for the periods indicated:
  10.94% for the one-year period beginning on August 1, 1994 through July
  31, 1994.
  7.93% for the period from commencement of operations
(November 6, 1992)
  through July 31, 1995.

MANAGEMENT OF THE TRUST AND THE FUND


  BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and companies that furnish services to the Trust and the
Fund, including agreements with the Fund's distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser, sub-investment adviser and administrator. The Statement of Additional Informa-tion contains background information regarding each Trustee and executive officer of the Trust.

  INVESTMENT ADVISER--SBMFM

  SBMFM, located at 388 Greenwich Street, New York, New York
10013, serves as
the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Smith
Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned sub-

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)

sidiary of Travelers Group Inc. ("Travelers") a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services,
Life Insurance
Services and Property & Casualty Insurance Services. SBMFM
(through predecessor
entities) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

  Subject to the supervision and direction of the Trust's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research service to the Fund. For investment advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.45% of the value of the Fund's average daily net assets.

  From its fee, SBMFM pays Global Capital Management a fee of 0.10% of the value of the Fund's average daily net assets for its services as sub-investment adviser.

  SUB-INVESTMENT ADVISER--GLOBAL CAPITAL MANAGEMENT

  Global Capital Management, located at 10 Piccadilly,
London W1V 9LA, United
Kingdom, serves as the Fund's sub-investment adviser pursuant to a sub- invest-ment advisory agreement dated August 31, 1995. Global
Capital Management has
been in the investment counseling business since 1988 and renders advice to client companies with total assets under management, as of September 30, 1995 in excess of $1.7 billion.


  In its capacity as a sub-investment adviser, Global
Capital Management is
responsible for and selects the Fund's investments in foreign securities and selects the brokers and dealers that execute the Fund's investments in foreign securities.

  PORTFOLIO MANAGEMENT

  John C. Bianchi and James E. Conroy, both Managing
Directors of Smith Barney,
have served as Vice Presidents and Investment Officers of the Fund

SMITH BARNEY
Diversified Strategic Income Fund--
Class Z Shares

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)

since it commenced operations. Along with Victor S. Filatov, an Investment
Officer of the Fund since March 21, 1994 and President of
Global Capital Man-
agement, they manage the day-to-day operations of the Fund, including making all domestic investment decisions.

  Victor S. Filatov, International Strategist and President of Global Capital
Management, was elected by the Board of Trustees on January 20, 1994 to serve as an Investment Officer of the Fund. Mr. Filatov is responsible for managing the day-to-day operations of the Fund's investments in foreign securities.
Prior to 1993, Mr. Filatov was Business Coordinator and head of European Fixed
Income Research for J.P. Morgan Securities Inc.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 are included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  ADMINISTRATOR--SBMFM

  SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of
 .20% of the value
of the Fund's average daily net assets.

  DISTRIBUTOR--SMITH BARNEY

  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013,
and serves as the Fund's distributor. Smith Barney is a wholly owned subsidi-ary of Travelers.

  The Trust was organized on March 12, 1985 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."

  The Trust offers shares of beneficial interest of separate series having a
$.001 per share par value. Shares of beneficial interest of the Fund are cur-rently classified into five Classes--A, B, C, Y and Z. Each
Class represents
an identical pro

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

ADDITIONAL INFORMATION

rata interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees, if any, borne by each Class pursuant to a Plan adopted by the Fund pursuant to Rule
12b-1 under the Investment Company Act of 1940, as amended
(the "1940 Act");
(d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's
Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of different Classes of shares of the Fund. The
Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class of each Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except
(a) matters affect-
ing only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or
(b) when the 1940
Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except matters affecting the interests of one Class of shares.

  Normally there will be no meetings of shareholders for the purpose of elect-ing Trustees unless and until such time as less than a majority of the Trust-ees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a
Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the
Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a

SMITH BARNEY
Diversified Strategic Income Fund
Class Z Shares

ADDITIONAL INFORMATION (CONTINUED)

single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan
accounts) will receive a single Prospectus annually.
Shareholders who do not
want this consolidation to apply to their accounts should contact a Smith Bar-ney Financial Consultant or FDISG.

  Morgan, located at 60 Wall Street, New York, New York
10260, serves as cus-
todian of the Fund's investments.

  First Data Investor Services Group, Inc. is located at
Exchange Place, Bos-
ton, Massachusetts 02109, and serves as the Trust's transfer agent.

  Shareholders may seek information regarding the Fund from their Smith Barney
Financial Consultants.

SmithBarney

-----------

                                               A Member of
TravelersGroup [LOGO]











SMITH BARNEY

DIVERSIFIED STRATEGIC

INCOME FUND



388 Greenwich Street
                                                        New
York, New York 10013


FD 0240 11/95

P R O S P E C T U S


SMITH BARNEY

Utilities

Fund


November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


LOGO  Smith Barney Mutual Funds
      Investing for your future.
      Every day.

SMITH BARNEY
Utilities Fund

PROSPECTUS
NOVEMBER 28, 1995

388 Greenwich Street
New York, New York 10013
(212) 723-9218

  The Smith Barney Utilities Fund (the "Fund") is a diversified fund that seeks current income by investing in equity and debt securities of utility companies selected by the Fund's investment adviser. Long-term capital appreciation is a secondary objective of the Fund. The Fund is one of a number of funds, each having distinct investment objectives and policies, making up the Smith Barney
Income Funds (the "Trust"). The Trust is an open-end management investment com-pany commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the tele-phone number set forth above or by contacting a Smith Barney Financial Consul-tant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated November 28, 1995, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Addi-tional Information has been filed with the Securities and Exchange Commission
(the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Utilities Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           11
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   14
-------------------------------------------------
VALUATION OF SHARES                            27
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             28
-------------------------------------------------
PURCHASE OF SHARES                             30
-------------------------------------------------
EXCHANGE PRIVILEGE                             40
-------------------------------------------------
REDEMPTION OF SHARES                           44
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           47
-------------------------------------------------
PERFORMANCE                                    47
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND           48
-------------------------------------------------
DISTRIBUTOR                                    49
-------------------------------------------------
ADDITIONAL INFORMATION                         51
-------------------------------------------------

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks current income by investing in the equity and debt securities of companies in the utility industries. Long-term capital apprecia-tion is a secondary objective. The utility industries are comprised of compa-nies principally engaged (that is, at least 50% of a company's assets, gross income or net profits results from utility operations or the company is regu-lated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regu-lated by governmental agencies as utilities that provide communication facili-ties for the public benefit, but not including those in public broadcasting.
Under normal circumstances, the Fund will invest at least 65% of its assets in equity and debt securities of companies in the utility industries and will concentrate in excess of 25% of its assets in the securities of these compa-nies. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. In addition, a fifth Class, Class Z shares, which is offered pur-suant to a separate prospectus, is offered exclusively to
(a) tax-exempt
employee benefit and retirement plans of Smith Barney Inc.
("Smith Barney")
and its affiliates and (b) unit investment trusts ("UITs") sponsored by Smith
Barney and its affiliates. See "Purchase of Shares" and "Redemption of
Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% imposed at the time of purchase and are subject to an annual service fee of 0.25% of the average daily net assets of the Class.
The initial sales charge may be reduced or waived for certain purchases. Pur-chases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate,

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)

will be made at net asset value with no initial sales charge, but will be sub-ject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--
Reduced or No Ini-
tial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge Alternative."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within
12 months of purchase. This CDSC may be waived for certain redemptions. The
Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any serv-ice or distribution fees.

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)


  In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class
B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Investors investing a minimum of $5,000,000 must purchase
Class Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares held in funds sponsored by Smith Barney listed under "Exchange
Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)

Class A shares will be lower than those for Class B and Class C shares, pur-chasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares,"
"Dividends, Distributions
and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a) of
the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collec-tively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating Plans. See "Pur-chase of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Bar-ney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data
Investor Services Group,
Inc. ("FDISG"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class
C shares may open
an account by making an initial investment of at least
$1,000 for each
account, or $250 for an individual retirement account
("IRA") or a Self-
Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)

investment requirement for all Classes through the Systematic Investment Plan described below is $50. There is no minimum investment required in Class A for unitholders who invest distributions from a UIT sponsored by SmithBarney. See
"Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a
Systematic Invest-
ment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See
"Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE TRUST AND THE FUND Smith Barney Mutual
Funds Management Inc.
("SBMFM"), serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Bar-ney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Trav-elers Group Inc. ("Travelers"), a diversified financial services holding com-pany engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life
Insurance Services and
Property & Casualty Insurance Services. See "Management of the Trust and the
Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds. Certain ex-
changes may be subject to a sales charge differential. See
"Exchange Privi-
lege."

VALUATION OF SHARES Net asset value of the Fund generally is quoted daily in the financial section of most newspapers and is also available from Smith Bar-ney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains are paid annual-ly, although distributions of short-term capital gains may be paid more fre-quently than annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a
Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value.
Shares acquired by dividend and distribution reinvestments will not be subject to any

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)

sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Fund's investment objective will be achieved. Because the Fund concentrates its investments in one sector, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities held by the Fund; the market value of the debt securi-ties held by the Fund can be expected to vary inversely to changes in prevailinginterest rates. The Fund may invest up to 10% of its assets in lower-ratedfixed-income securities, which securities (a) will likely have some qual-ity and protective characteristics that, in the judgment of a rating organiza-tion, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the securities. Certain of the investments held by the Fund and certain of the investment strategies and techniques that the Fund may employ might expose it to certain risks. The investments presenting the Fund with risks are low-rated securities, as described above, foreign securities and non-publicly traded and illiquid securities. The investment strategies and techniques presenting the
Fund with risks are entering in repurchase agreements, lending portfolio secu-rities, engaging in short sales against the box and entering into transactions involving options and futures contracts. See "Investment Objectives and Manage-ment Policies."

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the
Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                               CLASS A CLASS
B CLASS C CLASS Y
------------------------------------------------------------
------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
    (as a percentage of offering price)         5.00%   None
None    None
    Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever is
    lower)                                      None*
5.00%   1.00%   None
------------------------------------------------------------
------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees                             0.65%
0.65%   0.65%   0.65%
    12b-1 fees**                                0.25    0.75
0.70    None
    Other expenses***                           0.17    0.16
0.16    0.17
------------------------------------------------------------
------------------
  TOTAL FUND OPERATING EXPENSES                 1.07%
1.56%   1.51%   0.82%
------------------------------------------------------------
------------------

  * Purchases of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.
*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares, because as of July 31, 1995, no Class Y shares were outstanding.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares the length of time the shares are held and whether the shares are held through the Smith Barney
401(k) Program. See "Purchase of Shares" and "Redemption of
Shares." Smith
Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives an annual 12b-1 fee of 0.75% of the value of average daily net assets of Class B shares, con-sisting of a 0.50% distribution fee and a 0.25% service fee. In Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of a 0.45% distribution fee and a

SMITH BARNEY
Utilities Fund

PROSPECTUS SUMMARY (CONTINUED)

0.25% service fee. "Other expenses" in the above table include fees for share-holder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understand-ing the various costs that an investor in the Fund will bear directly or indi-rectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of
Shares" and "Management of the Trust and the Fund."

                                              1 YEAR 3 YEARS
5 YEARS 10 YEARS*
------------------------------------------------------------
------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A                                    $60     $82
$106     $174
    Class B                                     66      79
95      172
    Class C                                     25      48
82      180
    Class Y                                      8      26
46      101
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A                                     60      82
106      174
    Class B                                     16      49
85      172
    Class C                                     15      48
82      180
    Class Y                                      8      26
46      101
------------------------------------------------------------
------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY
Utilities Fund

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1989 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information. No information is presented for
Class Y shares because no Class Y shares were outstanding for the periods shown.

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                                              YEAR     YEAR
PERIOD
                                             ENDED     ENDED
ENDED
                                            7/31/95
7/31/94   7/31/93(1)
------------------------------------------------------------
---------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  13.28  $
15.97    $ 14.36
------------------------------------------------------------
---------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                          0.85
0.56       0.66
 Net realized and unrealized gain (loss) on
 investments                                    0.82
(1.92)      1.72
------------------------------------------------------------
---------------
Total Income (Loss) From Operations             1.67
(1.36)      2.38
------------------------------------------------------------
---------------
LESS DISTRIBUTIONS FROM:
 Net investment income                         (0.82)
(0.80)     (0.63)
 Overdistribution of net investment income        --
(0.03)     (0.01)
 Net realized gains                               --
(0.50)     (0.13)
 Overdistribution of net realized gains        (0.08)      -
-         --
 Capital                                       (0.02)      -
-         --
------------------------------------------------------------
---------------
Total Distributions                            (0.92)
(1.33)     (0.77)
------------------------------------------------------------
---------------
NET ASSET VALUE, END OF PERIOD              $  14.03  $
13.28    $ 15.97
------------------------------------------------------------
---------------
TOTAL RETURN++                                 13.24%
(8.99)%    17.01%+++
------------------------------------------------------------
---------------
NET ASSETS, END OF PERIOD (000S)            $168,963
$41,458    $53,856
------------------------------------------------------------
---------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                       1.07%
1.07%      1.07%+
 Net investment income                          6.36
5.54       5.67+
------------------------------------------------------------
---------------
PORTFOLIO TURNOVER RATE                           36%
28%        37%
------------------------------------------------------------
---------------

(1) For the period from November 6, 1992 (inception date) to
July 31, 1993.
+++ Total return is not annualized as it may not be representative of the total return for the year.
 +  Annualized.
 ++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Utilities Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                           YEAR     YEAR      YEAR
YEAR       PERIOD    YEAR     YEAR       YEAR
                           ENDED    ENDED     ENDED
ENDED       ENDED     ENDED    ENDED     ENDED
                          7/31/95  7/31/94   7/31/93
7/31/92(1)  2/28/92(2) 2/28/91  2/28/90  2/28/89(3)
------------------------------------------------------------
----------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD       $13.28   $15.97    $14.83
$13.95      $13.21   $12.93   $12.09     $12.00
------------------------------------------------------------
----------------------------------------------
INCOME (LOSS) FROM
OPERATIONS:
 Net investment income      0.78     0.75      0.79
0.35        0.82     0.88     0.87       0.64
 Net realized and
  unrealized gain (loss)
  on investments            0.82    (2.19)     1.30
0.89        0.94     0.40     1.08       0.17
------------------------------------------------------------
----------------------------------------------
Total Income (Loss) From
Operations                  1.60    (1.44)     2.09
1.24        1.76     1.28     1.95       0.81
------------------------------------------------------------
----------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income     (0.76)   (0.72)    (0.79)
(0.35)      (0.84)   (0.90)   (0.90)     (0.57)
 Overdistribution of net
 Investment income            --    (0.03)    (0.01)
--          --       --       --         --
 Net realized gains           --    (0.50)    (0.15)
--       (0.15)   (0.10)   (0.21)     (0.15)
 Overdistribution of net
 realized gains            (0.08)      --        --
--          --       --       --         --
 Capital                   (0.02)      --        --
(0.01)      (0.03)      --       --         --
------------------------------------------------------------
----------------------------------------------
TOTAL DISTRIBUTIONS        (0.86)   (1.25)    (0.95)
(0.36)      (1.02)   (1.00)   (1.11)     (0.72)
------------------------------------------------------------
----------------------------------------------
NET ASSET VALUE, END OF
PERIOD                    $14.02   $13.28    $15.97
$14.83      $13.95   $13.21   $12.93     $12.09
------------------------------------------------------------
----------------------------------------------
TOTAL RETURN++             12.62%   (9.52)%   14.69%
8.98%++    13.63%   10.46%   16.34%      6.80%+++
------------------------------------------------------------
----------------------------------------------
NET ASSETS, END OF
PERIOD (MILLIONS)         $1,573   $1,823    $2,766
$1,721      $1,275    $ 707    $ 604      $ 416
------------------------------------------------------------
----------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                   1.56%    1.54%     1.56%
1.57%+      1.58%    1.65%    1.70%      1.77%+
 Net investment income      5.82     5.07      5.17
5.78+       6.04     6.89     6.83       6.99+
------------------------------------------------------------
----------------------------------------------
PORTFOLIO TURNOVER RATE       36%      28%       37%
10%         33%      31%      50%        46%
------------------------------------------------------------
----------------------------------------------

(1) For the period from March 1, 1992 to July 31, 1992.
(2) For the period from March 1, 1991 to February 28, 1992.
(3) For the period from March 28, 1988 (commencement of operations) to
    February 28, 1989.
+++ Total return is not annualized as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Utilities Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS C SHARE(/1/) OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH
PERIOD:

                                             YEAR     YEAR
PERIOD
                                             ENDED    ENDED
ENDED
                                            7/31/95  7/31/94
7/31/93(2)
------------------------------------------------------------
--------------
NET ASSET VALUE, BEGINNING OF PERIOD        $13.28   $15.97
$15.17
------------------------------------------------------------
--------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                        0.78     0.73
0.35
 Net realized and unrealized gain (loss) on
 investments                                  0.82    (2.17)
0.86
------------------------------------------------------------
--------------
Total Income (Loss) From Operations           1.60    (1.44)
1.21
------------------------------------------------------------
--------------
LESS DISTRIBUTIONS FROM:
 Net investment income                       (0.76)   (0.72)
(0.38)
 Overdistribution of net investment income      --    (0.03)
(0.01)
 Net realized gains                             --    (0.50)
(0.02)
 Overdistribution of net realized gains      (0.08)      --
--
 Capital                                     (0.02)      --
--
------------------------------------------------------------
--------------
Total Distributions                          (0.86)   (1.25)
(0.41)
------------------------------------------------------------
--------------
NET ASSET VALUE, END OF PERIOD              $14.02   $13.28
$15.97
------------------------------------------------------------
--------------
TOTAL RETURN ++                              12.62%
(9.52)%      8.08%+++
------------------------------------------------------------
--------------
NET ASSETS, END OF PERIOD (000)             $3,925   $1,894
$  252
------------------------------------------------------------
--------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                     1.51%    1.48%
1.49%+
 Net investment income                        5.77     5.13
5.25+
------------------------------------------------------------
--------------
PORTFOLIO TURNOVER RATE                         36%      28%
37%
------------------------------------------------------------
--------------

(1) On November 7, 1994, the former Class D shares were renamed Class C shares.
(2) For the period from February 4, 1993 (inception date) to
July 31, 1993.
+++ Total return is not annualized as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales change.

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

 INVESTMENT OBJECTIVE

  The primary investment objective of the Fund is to provide current income.
Long-term capital appreciation is a secondary objective. The
Fund's investment
objectives may be changed only with the approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objectives.

 INVESTMENT POLICIES

  The Fund seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries. For purposes of this Pro-spectus, the utility industries are deemed to be comprised of companies prin-cipally engaged (that is, at least 50% of a company's assets, gross income or net profits results from utility operations or the company is regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit, but not including those in public broadcasting. The Fund will invest primarily in utility equity and debt securities that have a high expected rate of return, as determined by the Fund's investment adviser,
SBMFM. Under normal market conditions, the Fund will invest at least 65% of its assets in such securities. The Fund may invest up to 35% of its assets in equity and debt securities of non-utility companies believed to afford a rea-sonable opportunity for achieving the Fund's investment objectives. When SBMFM believes that market conditions warrant, the Fund may adopt a temporary defen-sive posture and may invest, without limit, in: debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, United States government securities and money market instruments. The Fund may invest up to 10% of its assets in securities rated
BB or B by Standard & Poor's Corporation ("S&P") or Ba or B by Moody's Invest-ors Service, Inc. ("Moody's") whenever SBMFM believes that the incremental yield on such securities is advantageous to the Fund in comparison to the additional risk involved. Securities rated BBB/Baa are considered medium grade obligations, neither highly protected nor poorly secured. Interest payments and principal security of BBB/Baa rated securities appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time. BBB/Baa rated securities lack outstanding investment characteristics and may in fact have speculative characteristics.
The yields on lower-rated fixed-income securities generally are

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

higher than the yields available on higher-rated securities.
See "Risk Factors
and Special Considerations" below. In addition, the Fund may enter into repur-chase agreements.

 INVESTMENT SECURITIES, STRATEGIES AND TECHNIQUES

  The Fund has the ability to engage in a number of specialized investment strategies and techniques designed to enable the Fund to achieve its investment objectives. Included among these strategies are lending its portfolio securi-ties, selling securities "short against the box," writing covered call and secured put options, as well as purchasing options on securities, purchasing and selling interest rate futures contracts, options on futures contracts, stock index put and call options and stock index futures contracts, each of which is discussed below.

  United States Government Securities. United States government securities are obligations of, or guaranteed by, the United States government, its agencies or instrumentalities ("U.S. government securities"). These include bills, certifi-cates of indebtedness, notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the United States government. Some U.S.
government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the United States; others, such as those of Federal
Home Loan Banks, are supported by the right of the issuer to borrow from the
United States Treasury; others, such as those of the Federal
National Mortgage
Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

  Repurchase Agreements. The Fund may engage in repurchase agreements with cer-tain member banks of the Federal Reserve System and with certain dealers on the
Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) sub-ject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield dur-ing the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

to the total amount of the repurchase obligation, including interest. Repur-chase agreements could involve certain risks in the event of default or insol-vency of the other party, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the
Trust's Board of Trustees, reviews on an ongoing basis the value of the col-lateral and creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

  Lending Portfolio Securities. The Fund is authorized to lend its portfolio securities to brokers, dealers and other financial organizations. The Fund's loans of securities will be collateralized by cash, letters of credit or U.S.
government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. By lending its securities, the Fund seeks to generate income by continuing to receive inter-est on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral.

  Short Sales Against the Box. The Fund may make short sales (except to the extent of 5% of the Fund's net assets) if at all times when a position is open, the Fund owns the stock or owns preferred stock or debt securities con-vertible or exchangeable without payment of further consideration for, securi-ties of the same issue as the securities sold short. Short sales of this kind are referred to as "against the box." Short sales against the box are used to defer recognition of capital gains or losses.

  Options Activities. The Fund may write (that is, sell) call options
("calls") if the calls are covered throughout the life of the option. A call is covered if the Fund (a) owns the optioned securities, (b) maintains in a segregated account with the Trust's custodian, PNC Bank, National Association
("PNC Bank"), cash, cash equivalents or U.S. government securities with a value sufficient to meet the Fund's obligations under the call, or (c) owns an offsetting call option. The aggregate value of the obligations underlying calls on securities which are written by the Fund and covered with cash, cash equivalents or U.S. government securities, together with the aggregate value of the obligations underlying put options written by the Fund, will not exceed
50% of the Fund's net assets. When the Fund writes a call, it receives a pre-mium and gives the purchaser the

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

right to buy the underlying security at any time during the call period (usu-ally not more than nine months in the case of common stock or fifteen months in the case of U.S. government securities) at a fixed exercise price regard-less of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the under-lying security over the exercise price. The Fund may purchase calls on securi-ties. The Fund also may purchase and sell stock index calls which differ from calls on individual securities in that they are settled in cash based on the values of the securities in the underlying index, rather than by delivery of the underlying securities. In writing a call on a stock index, the Fund receives a premium and agrees that during the call period purchasers of a call, upon exercise of the call, will receive an amount of cash if the closing level of the stock index upon which the call is based is greater than the exercise price of the call. When the Fund buys a call on a stock index, it pays a premium and during the call period the Fund, upon exercise of the call, receives an amount of cash if the closing level of the stock index upon which the call is based is greater than the exercise price of the call.

  The Fund may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. For the purchase of a put to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put is sold in a closing sale transaction; otherwise, the purchase of the put effectively increases the cost of the security and thus reduces its yield. The
Fund also may purchase and sell stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index, rather than by delivery of the under-lying securities. Purchase of a stock index put is designed to protect against a decline in the value of the Fund's portfolio generally, rather than an indi-vidual security in the portfolio. Stock index puts are sold primarily to real-ize income from the premiums received on the sale of such options. If any put is not exercised or sold, it will become worthless on its expiration date. The
Fund will not purchase puts or calls on securities if more than 5% of its assets would be invested in premiums on puts and calls, not including that portion of the premium which reflects the value of the securities owned by the
Fund and underlying a put at the time of purchase.

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  The Fund may write puts on securities only if they are "secured." A put is
"secured" if the Fund maintains cash, cash equivalents or U.S. government securities with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The aggregate value of the obligations underlying puts written by the
Fund, together with the aggregate value of the obligations underlying calls on securities which are written by the Fund and covered with cash, cash equiva-lents or U.S. government securities, will not exceed 50% of the Fund's net assets. The Fund also may write "straddles," which are combinations of secured puts and covered calls on the same underlying security.

  The Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. See "Dividends,
Distributions and Taxes" below. The Fund will purchase and sell only options which are listed on a national securities exchange and will write options only through a national options clearing organization.

  There can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on
U.S. government securities is relatively new, so that it is impossible to pre-dict to what extent liquid markets will develop or continue. See the Statement of Additional Information for a further discussion of risks involved in options trading, and particular risks applicable to options trading on U.S.
government securities, including risks involved in options trading on Govern-ment National Mortgage Association ("GNMA") certificates and the characteris-tics and risks of stock index options transactions.

  Futures Contracts--General. The Fund may not purchase futures contracts or related options if, immediately thereafter, more than 30% of the Fund's total assets would be so invested. In purchasing and selling futures contracts and related options, the Fund will comply with rules and interpretations of the
Commodity Futures Trading Commission ("CFTC"), under which the Fund is excluded from regulation as a "commodity pool." CFTC regulations require, among other things, that (a) futures and related options be used solely for bona fide hedging purposes (or that the underlying commodity value of the
Fund's long positions not exceed the sum of certain identified liquid invest-ments) and (b) the Fund not enter into futures and related options for which the aggregate

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

initial margin and premiums exceed 5% of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by the Fund, an amount of cash and cash equivalents equal to the market value of futures contracts purchased will be maintained in a segre-gated account with PNC Bank. The Fund will engage only in futures contracts and related options which are listed on a national commodities exchange.

  Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. An inter-est rate futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Interest rate futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA certificates and three-month Treasury bills.

  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into an interest rate futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the interest rate futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term
U.S. government securities and SBMFM anticipates a rise in long-term interest rates, the Fund could, in lieu of disposing of its portfolio securities, enter into interest rate futures contracts for the sale of similar long-term securi-ties. If interest rates increased and the value of the Fund's securities declined, the value of the Fund's interest rate futures contracts would increase, thereby protecting the Fund by preventing the net asset value from declining as much as it otherwise would have declined. Similarly, entering into interest rate futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but per-mits the continued holding of securities other than the underlying securities.
For example, if SBMFM expects long-term interest rates to decline, the Fund might enter into interest rate futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset antic-ipated increases in the cost of securities that it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

  The Fund may purchase and sell listed put and call options on interest rate futures contracts. An option on an interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (a long position if the option is a call and a short

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the interest rate futures position is accompanied by cash repre-senting the difference between the current market price of the interest rate futures contract and the exercise price of the option. The Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying interest rate futures con-tract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the
Fund will set aside cash and cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures con-tracts. See "Options Activities" and "Dividends, Distributions and Taxes."

  Stock Index Futures Contracts. The Fund may purchase and sell stock index futures contracts. These transactions, if any, by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in market conditions and will be made when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. A stock index futures contract is an agreement under which two parties agree to take or make delivery of the amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Fund enters into a stock index futures contract, it must make an initial deposit, known as
"initial margin," as a partial guarantee of its performance under the con-tract. As the value of the stock index fluctuates, either party to the con-tract is required to make additional margin deposits, known as "variation mar-gin," to cover any additional obligation that it may have under the contract.
The Fund may not at any time commit more than 5% of its total assets to ini-tial margin deposits on futures contracts.

  Successful use of stock index futures contracts by the Fund is subject to certain special risk considerations. A liquid stock index futures market may not be available when the Fund seeks to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the secu-rities included in the index and movements in the securities in the Fund. Suc-cessful use of stock index futures contracts is further dependent on SBMFM's ability to predict correctly movements in the direction of the stock markets and no assurance can be given that its judgment in this respect will be cor-rect. Risks in the

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

purchase and sale of stock index futures are further referred to in the State-ment of Additional Information.

  Foreign Securities and American Depositary Receipts. The Fund may purchase foreign securities or American Depositary Receipts ("ADRs"). ADRs are U.S.
dollar-denominated receipts issued generally by domestic banks and represent-ing the deposit with the bank of a security of a foreign issuer. ADRs are pub-licly traded on exchanges or over-the-counter in the United States.

  Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These risks include differences in accounting, auditing and financial report-ing standards, generally higher commission rates on foreign portfolio transac-tions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.
Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC.
Accordingly, there may be less publicly available information about the secu-rities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital rein-vestment, resource self-sufficiency and balance of payment positions.

  Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws.
As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


 INVESTMENT RESTRICTIONS

  The Trust has adopted certain fundamental investment restrictions with respect to the Fund that may not be changed without approval of a majority of the Fund's outstanding shares. The fundamental investment restrictions adopted by the Trust prohibit the Fund from:

   1. Purchasing the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to
 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

   2. Purchasing more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. govern-
 ment securities.

   3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of ini-
 tial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the
 Fund.

   4. Making short sales of securities or maintaining a short position, except to the extent of 5% of the Fund's net assets and except that the Fund may engage in such activities without limit if, at all times when a short position is open, the Fund owns an equal amount of the securities or securi-
 ties convertible into or exchangeable, without payment of any further con-
 sideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short.

   5. Borrowing money, including reverse repurchase agreements, except that the Fund may borrow from banks for temporary or emergency
(not leveraging)
 purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding
 20% of the value of the Fund's total assets (including the amount borrowed)
 valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

   6. Pledging, hypothecating, mortgaging or otherwise encumbering more than
 10% of the value of the Fund's total assets as security for any indebted-
 ness. For purposes of this restriction (a) the deposit of assets in escrow in

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

 connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.

   7. Investing in commodities, except that the Fund may purchase or write futures contracts and options on futures contracts as described in this Pro-
 spectus.

   8. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements.

   9. Concentrating in any industry, except that the Fund will concentrate in excess of 25% of its assets in the securities of companies within the util-
 ity industries.

  In addition, the Fund will not purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.

  Certain other investment restrictions, including fundamental restrictions as well as restrictions that may be changed without a shareholder vote, adopted by the Trust are described in the Statement of Additional
Information.

 PORTFOLIO TRANSACTIONS

  Securities and commodities transactions on behalf of the Fund will be exe-cuted by a number of brokers and dealers, including Smith Barney and certain of its affiliated brokers. The Fund may use Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when
SBMFM believes that the charge for the transaction does not exceed usual and customary levels. The Fund also may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options.
Smith Barney has agreed to charge the Fund commodity commissions at rates com-parable to those charged by Smith Barney to its most favored clients for com-parable trades in comparable accounts. In selecting a broker for a transac-tion, including Smith Barney or its affiliates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statisti-cal or other services

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

to enable SBMFM to supplement its own research and analysis with the views and information of other securities firms.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Investment in the Fund involves special considerations, such as those described below:

  General. Investment in the Fund may involve above-average risk of loss because of, among other things, the Fund's use of strategies and techniques that may be considered to be speculative. The strategy followed by the Fund and certain of the strategies and techniques used by the Fund depend on fore-casts made by Greenwich Street Advisors that may or may not prove to be cor-rect.

  Low-Rated Securities. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the securities.

  While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and compa-rable unrated securities also tend to be more sensitive to individual corpo-rate development and changes in economic conditions than higher-rated securi-ties. In addition, low-rated securities and comparable unrated securities gen-erally present a higher degree of credit risk. Issuers of low-rated and compa-rable unrated securities are often highly leveraged and may not have more tra-ditional methods of financing available to them so that their ability to serv-ice their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and compa-rable unrated securities generally are unsecured and frequently are subordi-nated to the prior payment of senior indebtedness. The Fund may incur addi-tional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The exist-ence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for pur-poses of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets.

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yield-ing security, thus resulting in a decreased return to the Fund.

  The market for certain low-rated and comparable unrated securities is rela-tively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

  Investment in Utility Securities. Because the Fund concentrates its invest-ments in one sector, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The Fund is particularly subject to risks that are inherent to the utility industries that make up this sector, including diffi-culty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restric-tions on operations and increased cost and delays attributable to environmen-tal considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resales, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assur-ance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legisla-tion may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities held by the Fund may own or oper-ate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Each of the risks referred to above could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. All of the utilities which are issuers of the securities held by the Fund have been experiencing one or more of these prob-lems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in invest-ment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

  Interest Rate Risk. The Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities held by the Fund. The market value of the debt securities held by the Fund can be expected to vary inversely to changes in prevailing inter-est rates.

  Options on Securities. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying put options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

  No assurance can be given that the Fund will be able to effect closing transactions at a time when it wishes to do so. If the Fund cannot enter into a closing transaction, the Fund will continue to be subject to the risk that a put option it has purchased will decline in value or become worthless as a result of any increase in the value of the underlying security. The Fund also could face higher transaction costs, including brokerage commissions.

  Lending of Portfolio Securities. The risk associated with lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially.

  Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMITH BARNEY
Utilities Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Futures Transactions. The use of futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the stock index and price movements in the securities that are the subject of the hedge; the risk of imperfect correla-tion increases as the composition of the securities held by the Fund diverges from the securities included in the applicable stock index. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Certain exchanges do not permit trading in particular contracts at prices that represent a fluctuation in price during a single day's trading beyond a certain set limit. If prices fluctuate during a single day's trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus be subjected to losses. Losses incurred in hedging transactions and the costs of these transactions will affect the
Fund's performance. Successful use of stock index futures by the Fund for hedging purposes is subject to the ability of SBMFM to correctly predict move-ments in the direction of the stock market.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfo-lio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. A secu-rity that is traded primarily on an exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of

SMITH BARNEY
Utilities Fund

VALUATION OF SHARES (CONTINUED)

business on each day. Investments in U.S. government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those investments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the cur-rent settlement price for a like contract acquired on the day on which the stock index futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity or if the underlying securities market experiences significant price fluctua-tions after the determination of the settlement price. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Board of Trustees. Further information regarding the
Trust's valuation policies with respect to the Fund is contained in the State-ment of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in determin-ing the amounts of dividends from investment income and distributions of capi-tal gains payable to shareholders.

  If a shareholder does not otherwise instruct, dividends and capital gain dis-tributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. Dividends from net investment income, if any, of the Fund will be declared monthly and will be paid on the last Friday of the month. Distributions of any net long-term capi-tal gains earned by the Fund will be made annually after the close of the fis-cal year in which they are earned. Distributions of short-term capital gains may be paid more frequently with dividends from net investment income. In order to avoid the application of a 4% nondeductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gains, the Fund may make such additional distributions as may be necessary to avoid the appli-cation of this tax.

  If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions gen-erally

SMITH BARNEY
Utilities Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

will be treated as a tax-free return of capital (up to the amount of the share-holder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable laws, a notice will accompany any distribution paid from sources other than net investment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

  The per share dividends on Class B and Class C shares may be lower than the per share dividends on Class A and Y shares principally as a result of the dis-tribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applica-ble to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined without regard to the earnings of the other funds of the Trust. The Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. To meet those requirements, the Fund may need to restrict the degree to which it engages in short-term trading, short sales of securities and transactions in options. If the Fund qualifies as a regulated investment company and meets cer-tain distribution requirements, the Fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid by the Fund from investment income and distributions of short-term capital gain will be taxable to shareholders as ordinary income for Fed-eral income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the Fund. Generally, dividends of investment income (to the extent derived from most types of dividends from domestic corporations) from the Fund will qualify for the Federal dividends-received deduction for corporate

SMITH BARNEY
Utilities Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

shareholders. Each shareholder of the Fund will receive a statement annually from the Trust, which will set forth separately the aggregate dollar amount of dividends and capital gains distributed to the shareholder by the Fund with respect to the prior calendar year and the amount of the distributions that qualifies for the dividends-received deduction.

  Shareholders should consult their tax advisors about the status of the Fund's dividends and distributions for Federal, state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000. Class Z shares are offered without a sales charge, CDSC, or service or distribution fee, exclusively to: (a) tax-exempt employee benefit and retirement plans of
Smith Barney and its affiliates and (b) certain UITs sponsored by Smith Barney and its affiliates. Investors meeting either of these criteria who are inter-ested in acquiring Class Z shares should contact a Smith Barney Financial Con-sultant for a Class Z Prospectus. See "Prospectus Summary-- Alternative Purchase
Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B,
Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund.
Investors in Class Y shares
may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For partici-

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)

pants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Trustees of the Trust and their spouses and children and unitholders who invest distributions from a UIT sponsored by
Smith Barney. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or FDISG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Bar-ney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)


 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                          SALES CHARGE AS SALES CHARGE AS
DEALERS
                               % OF         % OF AMOUNT
REALLOWANCE AS
   AMOUNT OF INVESTMENT   OFFERING PRICE     INVESTED     %
OF OFFERING PRICE
------------------------------------------------------------
-----------------
   Less than $25,000           5.00%           5.26%
4.50%
   $25,000-$49,999             4.00%           4.21%
3.60%
   $50,000-$99,999             3.50%           3.63%
3.15%
   $100,000-$249,999           3.00%           3.09%
2.70%
   $250,000-$499,999           2.00%           2.04%
1.80%
   $500,000 and more              *               *
*
------------------------------------------------------------
-----------------

* Purchases of Class A shares which, when combined with current holdings of
    Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
    12 months of purchase. The CDSC on Class A shares is payable to Smith
    Barney, which compensates Smith Barney Financial
Consultants and other
    dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge
Alternatives" and
    "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Trust, employees of Travelers and its subsidiaries or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), employee of members of the
National Association of Securities Dealers, Inc., or sales to any trust, pen-sion,

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)

profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for invest-ment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge;
(d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) investments from a UIT sponsored by Smith Barney. In order to obtain such dis-counts, the purchaser must provide sufficient information at the time of pur-chase to permit verification that the purchase would qualify for the elimina-tion of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total asset value of all
Class A shares of the Fund and of funds sponsored by Smith Barney, which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees
(and partners) of
the same employer purchasing as a group, provided each participant makes the min-

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)

imum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares" and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eli-gible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meet-ing certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months,
(b) has a purpose
other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the
Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)

Funds offered with a sales charge over the 13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or FDISG to obtain a Letter of
Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same
Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or FDISG for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class
C shares; and (c) Class A shares which, when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed
$500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents:
(a) capital
appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and
Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)


  Class C shares and Class A shares that are CDSC shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the proceeding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares--Smith Barney 401(k) Program.

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00%
      Third                 3.00%
      Fourth                2.00%
      Fifth                 1.00%
      Sixth                 0.00%
      Seventh               0.00%
      Eighth                0.00%
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend shares) owned by the shareholder. Shareholders who held Class B shares of
Smith Barney Shearson Short-Term World Income Fund (the
"Short-Term World
Income Fund") that were held on July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Hold-ers of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative
Purchase Arrangements--Class B Shares Conversion Feature."

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)


  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount real-ized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholders's shares at the time the withdrawal plan com-mences (see "Automatic Cash Withdrawal Plan") (provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within
12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney
Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)


  CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

  Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating
Plans in the Smith Barney 401(k) Program.

  The Fund offers to Participating Plans Class A, Class B, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors,
Class Y shares acquired through the Smith Barney 401(k) Program are not sub-ject to any initial sales charge, CDSC or service or distribution fee. Once a
Participating Plan has made an initial investment in the Fund, all of its sub-sequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

  Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Bar-ney Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Pro-
gram are subject to a CDSC of 3.00% of redemption proceeds, if the Participat-ing Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)


  Eight years after the date the Participating Plan enrolled in the Smith Bar-ney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program. In any year after the date a Participating Plan enrolled in the Smith Barney
401(k) Program, if its total Class C holdings equal at least
$500,000 as of the
calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the dis-tribution fee.

  Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating
Plan that pur-
chases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

    No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current

SMITH BARNEY
Utilities Fund

PURCHASE OF SHARES (CONTINUED)

net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan;
(b) the termina-
tion of employment of an employee in the Participating Plan;
(c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

  Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from FDISG. For fur-ther information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

SMITH BARNEY
Utilities Fund

EXCHANGE PRIVILEGE (CONTINUED)


 FUND NAME

  Growth Funds
  Smith Barney Aggressive Growth Fund Inc.
  Smith Barney Appreciation Fund Inc.
  Smith Barney Fundamental Value Fund Inc.
  Smith Barney Growth Opportunity Fund
  Smith Barney Managed Growth Fund
  Smith Barney Special Equities Fund
  Smith Barney Telecommunications Growth Fund

  Growth and Income Funds
  Smith Barney Convertible Fund
  Smith Barney Funds, Inc.--Income and Growth Portfolio
  Smith Barney Growth and Income Fund
  Smith Barney Premium Total Return Fund
  Smith Barney Strategic Investors Fund

Taxable Fixed-Income Funds
 *Smith Barney Adjustable Rate Government Income Fund
  Smith Barney Diversified Strategic Income Fund
**Smith Barney Funds, Inc.--Income Return Account Portfolio
  Smith Barney Funds, Inc.--Monthly Payment Government
Portfolio
 +Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities Portfolio
  Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
  Smith Barney Government Securities Fund
  Smith Barney High Income Fund
  Smith Barney Investment Grade Bond Fund
  Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
  Smith Barney Arizona Municipals Fund Inc.
  Smith Barney California Municipals Fund Inc.
**Smith Barney Intermediate Maturity California Municipals
Fund
**Smith Barney Intermediate Maturity New York Municipals
Fund
  Smith Barney Managed Municipals Fund Inc.
  Smith Barney Massachusetts Municipals Fund
**Smith Barney Muni Funds--California Limited Term Portfolio **Smith Barney Muni Funds--Florida Limited Term Portfolio
  Smith Barney Muni Funds--Florida Portfolio
  Smith Barney Muni Funds--Georgia Portfolio
**Smith Barney Muni Funds--Limited Term Portfolio

SMITH BARNEY
Utilities Fund

EXCHANGE PRIVILEGE (CONTINUED)

   Smith Barney Muni Funds--New York Portfolio
   Smith Barney Muni Funds--Ohio Portfolio
   Smith Barney Muni Funds--Pennsylvania Portfolio
   Smith Barney New Jersey Municipals Fund Inc.
   Smith Barney Oregon Municipals Fund
   Smith Barney Tax-Exempt Income Fund

International Funds
   Smith Barney Precious Metals and Minerals Fund Inc.
   Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
   Smith Barney World Funds, Inc.--European Portfolio
   Smith Barney World Funds, Inc.--Global Government Bond
Portfolio
   Smith Barney World Funds, Inc.--International Balanced
Portfolio
   Smith Barney World Funds, Inc.--International Equity
Portfolio
   Smith Barney World Funds, Inc.--Pacific Portfolio

Money Market Funds
 ++Smith Barney Exchange Reserve Fund
+++Smith Barney Money Funds, Inc.--Cash Portfolio
+++Smith Barney Money Funds, Inc.--Government Portfolio ***Smith Barney Money Funds, Inc.--Retirement Portfolio
  +Smith Barney Municipal Money Market Fund, Inc.
  +Smith Barney Muni Funds--California Money Market
Portfolio
  +Smith Barney Muni Funds--New York Money Market Portfolio
------------------------------------------------------------
-------------------
  * Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
 ** Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class A and Class Y shares of the Fund.
 ++ Available for exchange with Class B and Class C shares of the Fund.
+++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
    Barney 401(k) Program may exchange those shares for Class C shares of this fund.

  Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by the Fund will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of the Fund or other funds sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applica-ble to purchases of shares of the mutual fund being acquired in the exchange

SMITH BARNEY
Utilities Fund

EXCHANGE PRIVILEGE (CONTINUED)

over the sales charge rate(s) actually paid on the mutual fund shares relin-quished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k) Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determina-tion, the Fund will provide notice in writing or by telephone to the share-holder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which posi-tion the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

SMITH BARNEY
Utilities Fund

EXCHANGE PRIVILEGE (CONTINUED)


  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential, after the redemption proceeds are available. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form.
If the account registration of the shares of the fund being acquired is identi-cal to the registration of the shares of the fund exchanged, no signature guar-antee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed.
Before exchanging shares, investors should read the current prospectus describ-ing the shares to be acquired. The Fund reserves the right to modify or discon-tinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and
Smith Barney will benefit from the use of temporarily uninvested funds. Redemp-tion proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than those

SMITH BARNEY
Utilities Fund

REDEMPTION OF SHARES (CONTINUED)

held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

     Smith Barney Utilities Fund
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of
$2000, share certificate or stock power, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise direct-ed, redemption proceeds will be mailed to an investor's address of record.
FDISG may require additional supporting documents for redemptions made by cor-porations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

SMITH BARNEY
Utilities Fund

REDEMPTION OF SHARES (CONTINUED)

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the
Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at 1-
800-451-2010. Such requests may be made between 9:00 a.m.
and 5:00 p.m. (New
York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which
certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the sharehold-er's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the share-holder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.
Exchange requests
received after the close of regular trading on the NYSE are processed at the net asset value next determined.

SMITH BARNEY
Utilities Fund

REDEMPTION OF SHARES (CONTINUED)


  Additional Information regarding Telephone Redemption and
Exchange Program.
Neither the Fund nor its agents will be liable for following instructions com-municated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 YIELD

  From time to time, the Fund advertises the 30-day "yield" of each Class of shares. The Fund's yield refers to the income generated by an investment in those shares over the 30-day period identified in the advertisement and is com-puted by dividing the net investment income per share earned by the Class dur-ing the period by the maximum offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually.
The annualized income is then shown as a percentage of the net asset value.

 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum

SMITH BARNEY
Utilities Fund

PERFORMANCE (CONTINUED)

sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price
(including sales
charge) on the last day of the period for which current dividend return is pre-sented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a
Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance informa-tion may include data from Lipper Analytical Services, Inc.
and other financial
publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust and the
Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

 INVESTMENT ADVISER--SBMFM

  SBMFM, located at 388 Greenwich Street, New York, New York
10013, serves as
the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Holdings).
SBMFM (through predecessor entities) has been in the investment

SMITH BARNEY
Utilities Fund

MANAGEMENT OF THE FUND AND THE TRUST (CONTINUED)

counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

  Subject to the supervision and direction of the Fund's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For invest-ment advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.45% of the value of the Fund's average daily net assets.

 PORTFOLIO MANAGEMENT

  Jack S. Levande, a Managing Director of Smith Barney, has served as Vice
President and Investment Officer of the Fund since it commenced operations and manages the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 is included in the Annual Report dated July 31, 1995. A copy of the Annual
Report may be
obtained upon request without charge from a Smith Barney
Financial Consultant
or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 ADMINISTRATOR--SBMFM

  SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the
Fund's average daily net assets.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an

SMITH BARNEY
Utilities Fund

DISTRIBUTOR (CONTINUED)

annual service fee with respect to Class A, Class B and Class C shares of the
Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid an annual distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to these Classes.
Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees.
The fees are used by Smith Barney to pay its Financial Consultants for servic-ing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in con-nection with the distribution of shares; interest and/or carrying charge; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  Actual distribution and shareholder service expenses for Class B and Class C shares of the Fund for any given year may exceed the fees received pursuant to the Plan and will be carried forward and paid by the Fund in future years so long as the Plan is in effect. Interest is accrued monthly on such carryforward amounts at a rate comparable to that paid by Smith Barney for bank borrowings.

  The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustee's will evaluate the appropri-ateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

SMITH BARNEY
Utilities Fund

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985 under the laws of the Commonwealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate series hav-ing a $.001 per share par value. Shares of beneficial interest of the Fund are currently classified into five Classes: A, B, C, Y and Z. When matters are sub-mitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interest of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except matters affecting the interests of one
Class of shares.

  Each Class of Fund shares represents identical interests in the Fund's investment portfolio. As such, they have the same rights, privileges and pref-erences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees, if any, borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and
(g) the conversion
feature of the Class B shares. The Trust's Board of Trustees does not antici-pate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose for voting on the written request of shareholders holding at least 10% of the
Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, PA 19103,
serves as custodian of the Trust's investments.

  FDISG is located at Exchange Place, Boston, Massachusetts
02109, and serves
as the Trust's transfer agent.

SMITH BARNEY
Utilities Fund

ADDITIONAL INFORMATION (CONTINUED)


  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the
Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the
Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder hav-ing multiple accounts (e.g., individual, IRA and/or Self-Employed Retirement
Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their
Smith Barney Financial Consultants or the Fund's transfer agent.

                            ----------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this
Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distrib-utor. This Prospectus does not constitute an offer by the Trust or the dis-tributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY

------------
                                               A Member of
Travelers Groups LOGO





SMITH BARNEY

UTILITIES FUND


388 Greenwich Street
                                                        New
York, New York 10013


FD 0229 11/95

SMITH BARNEY

Utilities

Fund

Class Z Shares Only

November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


P R O S P E C T U S

[LOGO] Smith Barney Mutual Funds
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

SMITH BARNEY
Utilities Fund -- Class Z Shares

PROSPECTUS
NOVEMBER 28, 1995


388 Greenwich Street
New York, New York 10013
(212) 723-9218

  Smith Barney Utilities Fund (the "Fund") is a diversified fund that seeks current income by investing in equity and debt securities of utility companies selected by the Fund's investment adviser. Long-term capital appreciation is a secondary objective of the Fund.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies, making up the Smith Barney Income Funds
(the "Trust"). The
Trust is an open-end, management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospec-tus carefully and retain it for future reference.

  The Class Z shares described in this Prospectus
(previously designated as
Class C shares) are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc.
("Smith Barney") or
any of its affiliates ("Qualified Plans") and to certain unit investment trusts sponsored by Smith Barney or any of its affiliates ("Smith
Barney
UITs").

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated November 28, 1995 as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of
Additional Information has been filed with the Securities and Exchange Commis-sion (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Utilities Fund -- Class Z Shares

TABLE OF CONTENTS

THE FUND'S EXPENSES                            3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           4
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   5
-------------------------------------------------
VALUATION OF SHARES                           18
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES            19
-------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES             21
-------------------------------------------------
EXCHANGE PRIVILEGE                            22
-------------------------------------------------
PERFORMANCE                                   23
-------------------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND          24
-------------------------------------------------
ADDITIONAL INFORMATION                        26
-------------------------------------------------

------------------------------------------------------------
--------------------
  No person has been authorized to give any information or
to make any
representations in connection with this offering other than
those contained in
this Prospectus and, if given or made, such other
information or
representations must not be relied upon as having been
authorized by the Trust
or the distributor. This Prospectus does not constitute an
offer to buy any of
the securities offered hereby in any jurisdiction to any
person to whom it is
unlawful to make such an offer or solicitation in such
jurisdiction.
------------------------------------------------------------
--------------------

SMITH BARNEY
Utilities Fund -- Class Z Shares

THE FUND'S EXPENSES


The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on the Fund's operating expenses for its most recent fiscal year:

                                    AS A % OF
                                AVERAGE NET ASSETS
--------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  Management fees                      0.65%
  Other expenses                       0.16%
--------------------------------------------------
  Total Fund Operating Expenses        0.81%
--------------------------------------------------

  The nature of the services for which the Fund pays management fees is described under "Management of the Trust and the Fund."
"Other expenses" in the
above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Trust and the Fund."

                                             1 YEAR 3 YEARS
5 YEARS 10 YEARS
------------------------------------------------------------
----------------
You would pay the following expenses on a
$1,000 investment in Class Z shares of the
Fund, assuming (1) 5% annual return and (2)
redemption at the end of each time period:    $ 8     $26
$45     $100
------------------------------------------------------------
----------------

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY
Utilities Fund -- Class Z Shares

FINANCIAL HIGHLIGHTS


The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick LLP., independent accountants and appears in the
Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1993 through July 31, 1994 has been audited by
Coopers & Lybrand L.L.P. The information set out below should be read in con-junction with the financial statements and related notes that also appear in the Fund's 1995 Annual Report, which is incorporated by reference into the
Statement of Additional Information.

 FOR A CLASS Z SHARE(1) OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH
PERIOD:

                                             YEAR     YEAR
PERIOD
                                             ENDED    ENDED
ENDED
                                            7/31/95  7/31/94
7/31/93(2)
------------------------------------------------------------
--------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 13.28  $ 15.97
$ 14.36
------------------------------------------------------------
--------------
INCOME (LOSS) FROM OPERATIONS:
 Net investment income                         0.89     0.89
0.69
 Net realized and unrealized gain (loss) on
 investments                                   0.82
(2.21)      1.72
------------------------------------------------------------
--------------
Total Income (Loss) From Operations            1.71
(1.32)      2.41
------------------------------------------------------------
--------------
LESS DISTRIBUTIONS FROM:
 Net investment income                        (0.87)
(0.84)     (0.65)
 Overdistribution of net investment income       --
(0.03)     (0.01)
 Net realized gains                              --
(0.50)     (0.14)
 Overdistribution of net realized gains       (0.08)      --
--
 Capital                                      (0.02)      --
--
------------------------------------------------------------
--------------
Total Distributions                           (0.97)
(1.37)     (0.80)
------------------------------------------------------------
--------------
NET ASSET VALUE, END OF PERIOD              $ 14.02  $ 13.28
$ 15.97
------------------------------------------------------------
--------------
TOTAL RETURN++                                13.55%
(8.78)%    17.21%(3)
------------------------------------------------------------
--------------
NET ASSETS, END OF PERIOD (000S)            $14,631  $11,372
$22,251
------------------------------------------------------------
--------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                      0.81%
0.69%      0.68%+
 Net investment income                         6.58     5.92
6.06+
------------------------------------------------------------
--------------
PORTFOLIO TURNOVER RATE                          36%
28%        37%
------------------------------------------------------------
--------------

(1) On November 7, 1994, the former Class C shares were renamed Class Z shares.
(2) For the period from November 6, 1992 (inception date) to
July 31, 1993.
(3) Total return is not annualized as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


 INVESTMENT OBJECTIVES

  The primary investment objective of the Fund is to provide current income.
Long-term capital appreciation is a secondary objective. The Fund's investment objectives may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objectives will be achieved.

 INVESTMENT POLICIES

  The Fund seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries. For purposes of this Pro-spectus, the utility industries are deemed to be comprised of companies prin-cipally engaged (that is, at least 50% of a company's assets, gross income or net profits results from utility operations or the company is regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit, but not including those in public broadcasting. The Fund will invest primarily in utility equity and debt securities that have a high expected rate of return, as determined by the Fund's investment adviser, Smith
Barney Mutual Funds Management Inc. ("SBMFM"). Under normal market conditions, the Fund will invest at least 65% of its assets in such securities. The Fund may invest up to 35% of its assets in equity and debt securities of non-util-ity companies believed to afford a reasonable opportunity for achieving the
Fund's investment objectives. When SBMFM believes that market conditions war-rant, the Fund may adopt a temporary defensive posture and may invest without limit in: debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, United States govern-ment securities and money market instruments. The Fund may invest up to 10% of its assets in securities rated BB or B by Standard & Poor's Corporation
("S&P") or Ba or B by Moody's Investors Service, Inc.
("Moody's") whenever
SBMFM believes that the incremental yield on such securities is advantageous to the Fund in comparison to the additional risk involved. Securities rated
BBB/Baa are considered medium grade obligations, neither highly protected nor poorly secured. Interest payments and principal security of BBB/Baa rated securities appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time. Such securities lack outstanding investment characteristics and may in fact have speculative characteristics. The yields on lower-rated fixed-

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

income securities generally are higher than the yields available on higher-rated securities. See "Risk Factors and Special
Considerations" below. In addi-
tion, the Fund may enter into repurchase agreements.

 INVESTMENT SECURITIES, STRATEGIES AND TECHNIQUES

  The Fund has the ability to engage in a number of specialized investment strategies and techniques designed to enable the Fund to achieve its investment objectives. Included among these strategies are lending its portfolio securi-ties, selling securities "short against the box," writing covered call and secured put options as well as purchasing options on securities, purchasing and selling interest rate futures contracts, options on futures contracts, stock index put and call options and stock index futures contracts, each of which is discussed below.

  United States Government Securities. United States government securities are obligations of, or guaranteed by, the United States government, its agencies or instrumentalities ("U.S. government securities"). These include bills, certifi-cates of indebtedness, notes and bonds issued by the United States Treasury or by agencies or instrumentalities of the United States government. Some U.S.
government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the United States; others, such as those of Federal
Home Loan Banks, are supported by the right of the issuer to borrow from the
United States Treasury; others, such as those of the Federal
National Mortgage
Association, are supported by the discretionary authority of the United States government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

  Repurchase Agreements. The Fund may engage in repurchase agreements with cer-tain member banks of the Federal Reserve System and with certain dealers on the
Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) sub-ject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield dur-ing the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

to the total amount of the repurchase obligation, including interest. Repur-chase agreements could involve certain risks in the event of default or insol-vency of the other party, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the
Trust's Board of Trustees, reviews on an ongoing basis the value of the collat-eral and creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

  Lending Portfolio Securities. The Fund is authorized to lend its portfolio securities to brokers, dealers and other financial organizations. The Fund's loans of securities will be collateralized by cash, letters of credit or U.S.
government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. By lending its securities, the Fund seeks to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral.

  Short Sales Against the Box. The Fund may make short sales (except to the extent of 5% of the Fund's net assets) if at all times when a position is open, the Fund owns the stock or owns preferred stock or debt securities convertible or exchangeable without payment of further consideration for, securities of the same issue as the securities sold short. Short sales of this kind are referred to as "against the box." Short sales against the box are used to defer recogni-tion of capital gains or losses.

  Options Activities. The Fund may write (that is, sell) call options ("calls") if the calls are covered throughout the life of the option.
A call is covered
if the Fund (a) owns the optioned securities, (b) maintains in a segregated account with the Trust's custodian, PNC Bank, National
Association ("PNC Bank")
cash, cash equivalents or U.S. government securities with a value sufficient to meet the Fund's obligations under the call, or (c) owns an offsetting call option. The aggregate value of the obligations underlying calls on securities which are written by the Fund and covered with cash, cash equivalents or U.S.
government securities, together with the aggregate value of the obligations underlying put options written by the Fund, will not exceed
50% of the Fund's
net assets.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usu-ally not more than nine months in the case of common stock or fifteen months in the case of U.S. government securities) at a fixed exercise price regard-less of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the under-lying security over the exercise price. The Fund may purchase calls on securi-ties. The Fund also may purchase and sell stock index calls which differ from calls on individual securities in that they are settled in cash based on the values of the securities in the underlying index, rather than by delivery of the underlying securities. In writing a call on a stock index, the Fund receives a premium and agrees that during the call period purchasers of a call, upon exercise of the call, will receive an amount of cash if the closing level of the stock index upon which the call is based is greater than the exercise price of the call. When the Fund buys a call on a stock index, it pays a premium and during the call period the Fund, upon exercise of the call, receives an amount of cash if the closing level of the stock index upon which the call is based is greater than the exercise price of the call.

  The Fund may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. For the purchase of a put to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put is sold in a closing sale transaction; otherwise, the purchase of the put effectively increases the cost of the security and thus reduces its yield. The
Fund also may purchase and sell stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index, rather than by delivery of the under-lying securities. Purchase of a stock index put is designed to protect against a decline in the value of the Fund's portfolio generally, rather than an indi-vidual security in the portfolio. Stock index puts are sold primarily to real-ize income from the premiums received on the sale of such options. If any put is not exercised or sold, it will become worthless on its expiration date. The
Fund will not purchase puts or calls on securities if more than 5% of its assets would be invested in premiums on puts and calls, not including that portion of the premium which reflects the value of the securities owned by the
Fund and underlying a put at the time of purchase.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  The Fund may write puts on securities only if they are "secured." A put is
"secured" if the Fund maintains cash, cash equivalents or U.S. government securities with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The aggregate value of the obligations underlying puts written by the
Fund, together with the aggregate value of the obligations underlying calls on securities which are written by the Fund and covered with cash, cash equiva-lents or U.S. government securities, will not exceed 50% of the Fund's net assets. The Fund also may write "straddles," which are combinations of secured puts and covered calls on the same underlying security.

  The Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call or put previously written by the Fund if the premium, plus commission costs, paid to purchase the call or put is less (or greater) than the premium, less commission costs, received on the sale of the call or put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. See "Dividends,
Distributions and Taxes" below. The Fund will purchase and sell only options which are listed on a national securities exchange and will write options only through a national options clearing organization.

  There can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on
U.S. government securities is relatively new, so that it is impossible to pre-dict to what extent liquid markets will develop or continue. See the Statement of Additional Information for a further discussion of risks involved in options trading, and particular risks applicable to options trading on U.S.
government securities, including risks involved in options trading on Govern-ment National Mortgage Association ("GNMA") certificates and the characteris-tics and risks of stock index options transactions.

  Futures Contracts--General. The Fund may not purchase futures contracts or related options if, immediately thereafter, more than 30% of the Fund's total assets would be so invested. In purchasing and selling futures contracts and related options, the Fund will comply with rules and interpretations of the
Commodity Futures Trading Commission ("CFTC"), under which the Fund is excluded from regulation as a "commodity pool." CFTC regulations require, among other things, that (a) futures and related options be used solely for bona fide hedging purposes (or that the underlying commodity value of the
Fund's long positions not exceed the sum of certain identified liquid invest-ments) and (b) the Fund not enter into futures and related options for which the aggregate

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

initial margin and premiums exceed 5% of the fair market value of the Fund's assets. In order to prevent leverage in connection with the purchase of futures contracts by the Fund, an amount of cash and cash equivalents equal to the market value of futures contracts purchased will be maintained in a segre-gated account with PNC Bank. The Fund will engage only in futures contracts and related options which are listed on a national commodities exchange.

  Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. An inter-est rate futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Interest rate futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are interest rate futures contracts based on securities such as long-term Treasury bonds, Treasury notes, GNMA certificates and three-month Treasury bills.

  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into an interest rate futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the interest rate futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term
U.S. government securities and SBMFM anticipates a rise in long-term interest rates, the Fund could, in lieu of disposing of its portfolio securities, enter into interest rate futures contracts for the sale of similar long-term securi-ties. If interest rates increased and the value of the Fund's securities declined, the value of the Fund's interest rate futures contracts would increase, thereby protecting the Fund by preventing the net asset value from declining as much as it otherwise would have declined. Similarly, entering into interest rate futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but per-mits the continued holding of securities other than the underlying securities.
For example, if SBMFM expects long-term interest rates to decline, the Fund might enter into interest rate futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset antic-ipated increases in the cost of securities that it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

  The Fund may purchase and sell listed put and call options on interest rate futures contracts. An option on an interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (a long position if the option is a call and a short

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the interest rate futures position is accompanied by cash repre-senting the difference between the current market price of the interest rate futures contract and the exercise price of the option. The Fund may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying interest rate futures con-tract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the
Fund will set aside cash and cash equivalents sufficient to purchase the amount of portfolio securities represented by the underlying futures con-tracts. See "Options Activities" and "Dividends, Distributions and Taxes."

  Stock Index Futures Contracts. The Fund may purchase and sell stock index futures contracts. These transactions, if any, by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in market conditions and will be made when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. A stock index futures contract is an agreement under which two parties agree to take or make delivery of the amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Fund enters into a stock index futures contract, it must make an initial deposit, known as
"initial margin," as a partial guarantee of its performance under the con-tract. As the value of the stock index fluctuates, either party to the con-tract is required to make additional margin deposits, known as "variation mar-gin," to cover any additional obligation that it may have under the contract.
The Fund may not at any time commit more than 5% of its total assets to ini-tial margin deposits on futures contracts.

  Successful use of stock index futures contracts by the Fund is subject to certain special risk considerations. A liquid stock index futures market may not be available when the Fund seeks to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the secu-rities included in the index and movements in the securities in the Fund. Suc-cessful use of stock index futures contracts is further dependent on SBMFM's ability to predict correctly movements in the direction of the stock markets and no assurance can be given that its judgment in this respect will be cor-rect. Risks in the

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

purchase and sale of stock index futures are further referred to in the State-ment of Additional Information.

  Foreign Securities and American Depositary Receipts. The Fund may purchase foreign securities or American Depositary Receipts ("ADRs"). ADRs are U.S.
dollar-denominated receipts issued generally by domestic banks and represent-ing the deposit with the bank of a security of a foreign issuer. ADRs are pub-licly traded on exchanges or over-the-counter in the United States.

  Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These risks include differences in accounting, auditing and financial report-ing standards, generally higher commission rates on foreign portfolio transac-tions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.
Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC.
Accordingly, there may be less publicly available information about the secu-rities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital rein-vestment, resource self-sufficiency and balance of payment positions.

  Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws.
As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


 INVESTMENT RESTRICTIONS

  The Trust has adopted certain fundamental investment restrictions with respect to the Fund that may not be changed without approval of a majority of the Fund's outstanding shares. The fundamental investment restrictions adopted by the Trust prohibit the Fund from:

  1. Purchasing the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

  2. Purchasing more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. gov-
  ernment securities.

  3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on mar-
  gin by the Fund.

  4. Making short sales of securities or maintaining a short position, except to the extent of 5% of the Fund's net assets and except that the
  Fund may engage in such activities without limit if, at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any fur-
  ther consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short.

  5. Borrowing money, including reverse repurchase agreements, except that the Fund may borrow from banks for temporary or emergency
(not leveraging)
  purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding
  20% of the value of the Fund's total assets (including the amount borrow-
  ed) valued at market less liabilities (not including the amount borrowed)
  at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  6. Pledging, hypothecating, mortgaging or otherwise encumbering more than
  10% of the value of the Fund's total assets as security for any indebted-
  ness. For purposes of this restriction (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the pur-
  chase of securities on a when-issued or delayed-delivery basis and (b)
  collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and
  (ii) initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets.

  7. Investing in commodities, except that the Fund may purchase or write futures contracts and options on futures contracts as described in this
  Prospectus.

  8. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements.

  9. Concentrating in any industry, except that the Fund will concentrate in excess of 25% of its assets in the securities of companies within the utility industries.

  In addition, the Fund will not purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Fund would be invested in such securities.

  Certain other investment restrictions, including fundamental restrictions as well as restrictions that may be changed without a shareholder vote, adopted by the Trust are described in the Statement of Additional
Information.

 PORTFOLIO TRANSACTIONS

  Securities and commodities transactions on behalf of the Fund will be exe-cuted by a number of brokers and dealers, including Smith Barney. The Fund may use Smith Barney in connection with a purchase or sale of securities when
SBMFM believes that the charge for the transaction does not exceed usual and customary levels. The Fund also may use Smith Barney as a commodities broker in connection with entering into futures contracts and commodity options.
Smith Barney has agreed to charge the Fund commodity commissions at rates com-parable to those charged by Smith Barney to its most favored clients for com-parable trades in comparable accounts.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  In selecting a broker for a transaction, including Smith
Barney or its affil-
iates, the primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable SBMFM to supple-ment its own research and analysis with the views and information of other securities firms.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Investment in the Fund involves special considerations, such as those described below:

  General. Investment in the Fund may involve above-average risk of loss because of, among other things, the Fund's use of strategies and techniques that may be considered to be speculative. The strategy followed by the Fund and certain of the strategies and techniques used by the Fund depend on forecasts made by SBMFM that may or may not prove to be correct.

  Low-Rated Securities. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accor-dance with the terms of the securities.

  While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate development and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated secu-rities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of princi-pal or interest on its portfolio holdings. The existence of limited markets for low-rated and

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calcu-lating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets.

  Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yield-ing security, thus resulting in a decreased return to the Fund.

  The market for certain low-rated and comparable unrated securities is rela-tively new and has not fully weathered a major economic recession. Any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

  Investment in Utility Securities. Because the Fund concentrates its invest-ments in one sector, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The Fund is particularly subject to risks that are inherent to the utility industries that make up this sector, including diffi-culty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restric-tions on operations and increased cost and delays attributable to environmen-tal considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resales, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assur-ance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legisla-tion may make it even more difficult for these utilities to obtain adequate relief. Certain

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

of the issuers of securities held by the Fund may own or operate nuclear gen-erating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

  Each of the risks referred to above could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. All of the utilities which are issuers of the securities held by the Fund have been experiencing one or more of these prob-lems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in invest-ment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

  Interest Rate Risk. The Fund will be affected by general changes in interest rates which will result in increases or decreases in the market value of the debt securities held by the Fund. The market value of the debt securities held by the Fund can be expected to vary inversely to changes in prevailing inter-est rates.

  Options on Securities. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying put options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

  No assurance can be given that the Fund will be able to effect closing transactions at a time when it wishes to do so. If the Fund cannot enter into a closing transaction, the Fund will continue to be subject to the risk that a put option it has purchased will decline in value or become worthless as a result of any increase in the value of the underlying security. The Fund also could face higher transaction costs, including brokerage commissions.

  Lending of Portfolio Securities. The risk associated with lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially.

SMITH BARNEY
Utilities Fund -- Class Z Shares

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)


  Short Sales. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

  Futures Transactions. The use of futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the stock index and price movements in the securities that are the subject of the hedge; the risk of imperfect correla-tion increases as the composition of the securities held by the Fund diverges from the securities included in the applicable stock index. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if an active market exists for the contracts, no assurance can be given that an active market will exist for the contracts at any particular time. Certain exchanges do not permit trading in particular contracts at prices that represent a fluctuation in price during a single day's trading beyond a certain set limit. If prices fluctuate during a single day's trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus be subjected to losses. Losses incurred in hedging transactions and the costs of these transactions will affect the
Fund's performance. Successful use of stock index futures by the Fund for hedging purposes is subject to the ability of SBMFM to correctly predict move-ments in the direction of the stock market.

VALUATION OF SHARES


  The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to Class Z by the total number of shares of the Class outstand-ing. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfo-lio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so estab-

SMITH BARNEY
Utilities Fund -- Class Z Shares

VALUATION OF SHARES (CONTINUED)

lished is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. A security that is traded primarily on an exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Investments in U.S. government securities
(other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those investments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the stock index futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to a par-ticular commodity or if the underlying securities market experiences signifi-cant price fluctuations after the determination of the settlement price. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Board of Trustees. Further informa-tion regarding the Trust's valuation policies with respect to the Fund is con-tained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in determin-ing the amounts of dividends from investment income and distributions of capi-tal gains payable to shareholders. Dividends and capital gain distributions will be reinvested automatically for each shareholder's account at net asset value in additional Class Z shares of the Fund, unless the shareholder is eli-gible for qualified distributions and instructs the Fund to pay all dividends and capital gain distributions in cash. Dividends from net investment income, if any, of the Fund will be declared monthly and will be paid on the last Fri-day of the month. Distributions of any net long-term capital gains earned by the Fund will be made annually after the close of the fiscal year in which they are earned. Distributions of short-term capital gains may be paid more fre-quently with dividends from net investment income. In addition, in order to avoid the application of a 4%

SMITH BARNEY
Utilities Fund -- Class Z Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

nondeductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribu-tion shortly before December 31 in each year of any undistributed ordinary income on capital gains and expects to pay any other dividends and distribu-tions necessary to avoid the application of this tax.

  If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions gen-erally will be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable laws, a notice will accompany any distribution paid from sources other than net investment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined without regard to the earnings of the other funds of the Trust. The Fund has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. To meet those requirements, the Fund may need to restrict the degree to which it engages in short-term trading, short sales of securities and transactions in options. If the Fund qualifies as a regulated investment company and meets certain distribution requirements, the
Fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid by the Fund from investment income and distributions of short-term capital gain will be taxable to shareholders as ordinary income for Fed-eral income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time the investor has held his or her shares of the Fund. Generally, dividends of investment income (to the extent derived from most types of dividends from domestic corporations) from the Fund will qualify for the Federal dividends-received deduction for corporate

SMITH BARNEY
Utilities Fund -- Class Z Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

shareholders. Each shareholder of the Fund will receive a statement annually from the Trust, which will set forth separately the aggregate dollar amount of dividends and capital gains distributed to the shareholder by the Fund with respect to the prior calendar year and the amount of the distributions that qualifies for the dividends-received deduction.

  Shareholders should consult their plan document or tax advisors about the consequences associated with participating in a Qualified
Plan or Smith Barney
UIT.

PURCHASE AND REDEMPTION OF SHARES


  Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or Smith Barney UIT. Purchases are effected at net asset value next determined after a purchase order is received by Smith Barney
(the "trade date"). Payment is due to Smith Barney on the third business day
(the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on any day that the Fund calculates its net asset value, are priced according to the net asset value determined on that day. See "Valuation of Shares." Certificates for
Fund shares are issued upon request to the Trust's transfer agent.

  Shareholders may redeem their shares on any day on which the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Qual-ified Plan or a Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

SMITH BARNEY
Utilities Fund -- Class Z Shares

EXCHANGE PRIVILEGE


  Holders of Class Z shares in the Fund may exchange their shares at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of shares may be made at any time without payment of any exchange fee.

    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Diversified Strategic Income Fund
    Smith Barney Funds, Inc.--Income and Growth Portfolio
    Smith Barney Funds, Inc.--Income Return Account
Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
    Smith Barney High Income Fund
    Smith Barney Money Funds, Inc.--Cash Portfolio
    Smith Barney Money Funds, Inc.--Government Portfolio
    Smith Barney World Funds, Inc.--International Equity
Portfolio

  The exchange of shares of one fund for shares of another fund is generally treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with the exchange.
Shareholders should
consult their plan prospectus and/or other governing documents regarding exchanges. Generally, exchanges within such a plan are not treated as a tax-able event.

  Shareholders exercising the exchange privilege with any of the other funds of the Smith Barney Mutual Funds should review the prospectus of that fund carefully prior to making an exchange. Smith Barney reserves the right to reject any exchange request.

  Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its sharehold-ers. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney, and Smith Barney may, at its discre-tion, decide to limit additional purchases and/or exchanges by the sharehold-er. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to

SMITH BARNEY
Utilities Fund -- Class Z Shares

EXCHANGE PRIVILEGE (CONTINUED)

(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to share-holders.

PERFORMANCE


 YIELD

  From time to time, the Fund advertises the 30-day "yield" of its Class Z shares. The yield refers to the income generated by an investment in the Fund over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Fund with respect to a Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements and/or other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income divi-dends and capital gains distributions on the reinvestment dates at prices cal-culated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and sub-tracting 100%. The standard average annual total return, as prescribed by the
SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with non-standard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return by annualizing the

SMITH BARNEY
Utilities Fund -- Class Z Shares

PERFORMANCE (CONTINUED)

most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The Fund's current div-idend return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Fund's current return to yields published for other investment companies and other investment vehicles. The
Fund may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

  Class Z's average annual total return was as follows for the periods indicated:
    13.55% for the one-year period beginning August 1, 1994 through July
            31, 1995.
    7.35% per annum during the period from commencement of operations
           (November 6, 1992) through July 31, 1995.
  Class Z's aggregate total return was as follows for the periods indicated:
    13.54% for the one-year period beginning on August 1, 1994 through
            July 31, 1995.
    21.38% for the period from commencement of operations
(November 6,
            1992) through July 31, 1995.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and companies that furnish services to the Trust and the
Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Trustees and executive officer of the Trust.

SMITH BARNEY
Utilities Fund -- Class Z Shares

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)


 INVESTMENT ADVISER--SBMFM

  SBMFM (formerly known as Smith, Barney Advisers, Inc.) is a registered investment adviser whose principal executive offices are located at 388 Green-wich Street, New York, New York 10013, and serves as the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc.
("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment
Services, Consumer Finance Services, Life Insurance Services and Property &
Casualty Insurance Service. SBMFM (through its predecessor entities) has been in the investment counseling business since 1934 and is a registered invest-ment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

  Subject to the supervision and direction of the Fund's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio man-agers and securities analysts who provide research services to the Fund. For investment advisory services rendered the Fund pays SBMFM a fee at the annual rate of 0.45% of the value of the Fund's daily net assets.

 PORTFOLIO MANAGEMENT

  Jack S. Levande, a Managing Director of Smith Barney, has served as Vice
President and Investment Officer of the Fund since it commenced operations and manages the day to day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 is included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 ADMINISTRATOR -- SBMFM

  SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays

SMITH BARNEY
Utilities Fund -- Class Z Shares

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)

SBMFM a fee at the annual rate of .20% of the value of the Fund's average daily net assets.

 DISTRIBUTOR -- SMITH BARNEY

  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013,
and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Holdings.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985 in the Commonwealth of Massachu-setts and is a business entity commonly known as a "Massachusetts business trust."

  The Trust offers shares of beneficial interest of separate series having a
$.001 per share par value. Shares of beneficial interest of the Fund are cur-rently classified into five Classes: A, B, C, Y and Z. Each Class of shares represents identical pro rata interests in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees, if any, borne by each Class pursuant to a plan adopted under Rule
12b-1 under the 1940 Act; (d) the expenses allocable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of a Class.
The Trust's Board of Trustees does not anticipate that there will be any con-flicts among the interests of the holders of the different Classes of shares of the Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Fund's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class of the Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that

SMITH BARNEY
Utilities Fund -- Class Z Shares

ADDITIONAL INFORMATION (CONTINUED)

Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a
Fund-wide basis except on matters affecting only the interests of one or more of the Classes of shares.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include a listing of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement
Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact a Smith
Barney Financial Consultant or FDISG.

  PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, PA 19103,
serves as custodian of the Fund's investments.

  First Data Investor Services Group, Inc. is located at
Exchange Place, Bos-
ton, Massachusetts 02109, and serves as the Trust's transfer agent.

SmithBarney

-----------

                                               A Member of
TravelersGroup [LOGO]











SMITH BARNEY

UTILITIES FUND



388 Greenwich Street
                                                        New
York, New York 10013


FD 0791 11/95

P R O S P E C T U S


SMITH BARNEY

Premium

Total

Return

Fund

November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Everyday.

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS
NOVEMBER 28, 1995

388 Greenwich Street
New York, New York 10013
(212) 723-9218

  Smith Barney Premium Total Return Fund (the "Fund"), a diversified fund, seeks to provide shareholders with total return, consisting of long-term capi-tal appreciation and income, by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund also purchases put and call options and writes covered put and call options on securities it holds and on stock indexes primarily as a hedge to reduce investment risk. The Fund is one of a number of funds, each having distinct investment objectives and policies, mak-ing up Smith Barney Income Funds (the "Trust"). The Trust is an open-end man-agement investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other investment funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Fund at the telephone number set forth above, or by contacting a Smith Barney Financial
Consultant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information dated November 28, 1995, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Addi-tional Information has been filed with the Securities and Exchange Commission
(the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY STRATEGY ADVISERS INC.
Investment Adviser

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Premium Total Return Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                      3
-----------------------------------------
FINANCIAL HIGHLIGHTS                   10
-----------------------------------------
INVESTMENT OBJECTIVES AND POLICIES     14
-----------------------------------------
VALUATION OF SHARES                    23
-----------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES     23
-----------------------------------------
PURCHASE OF SHARES                     24
-----------------------------------------
EXCHANGE PRIVILEGE                     35
-----------------------------------------
REDEMPTION OF SHARES                   38
-----------------------------------------
MINIMUM ACCOUNT SIZE                   42
-----------------------------------------
PERFORMANCE                            42
-----------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND   43
-----------------------------------------
DISTRIBUTOR                            44
-----------------------------------------
ADDITIONAL INFORMATION                 45
-----------------------------------------

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY


  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks total return by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of
$5,000,000. See "Purchases of Shares" and "Redemption of
Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the
Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions
("Class B Dividend Shares") will be converted at that time.
See "Purchase of
Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within
12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame.

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than
Class C shares to investors with longer term investment outlooks.

  Investors investing a minimum of $5,000,000 must purchase
Class Y shares,
which are not subject to an initial sales charge, CDSC or service or distribu-tion fee. The maximum purchase amount for Class A shares is $4,999,999, Class B shares is $249,999 and Class C shares is $499,999. There is no maximum purchase amount for Class Y shares.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all
Class A shares offered with a sales charge held in funds sponsored by Smith
Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Pur-chase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase
Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans under
Section 401(a)

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

of the Internal Revenue Code of 1986, as amended (the
"Code"), as well as other
types of participant directed, tax-qualified employee benefit plans (collec-tively, "Participating Plans"). Class A, Class B, Class C and Class Y shares are available as investment alternatives for Participating
Plans. See "Purchase
of Shares--Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group, Inc.
("FDISG"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retire-ment Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent invest-ment requirement for all Classes through the Systematic Investment Plan described below is $50. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Smith Barney Strategy Advisers Inc.
("Strategy Advis-
ers") serves as the Fund's investment adviser. Strategy
Advisers is a wholly
owned subsidiary of Smith Barney Mutual Funds Management
Inc. ("SBMFM"). SBMFM
provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

owned subsidiary of Smith Barney Holdings Inc. ("Holdings").
Holdings is a
wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified
financial services holding company engaged, through its subsidiaries princi-pally in four business segments: Investment Services, Consumer Finance Servic-es, Life Insurance Services and Property & Casualty
Insurance Services.

  SBMFM also serves as the Fund's administrator. Boston
Partners Asset
Management, L.P. ("Boston Partners") serves as the Fund's sub-adviser. See
"Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset value next determined, plus any applicable sales charge differential.
See "Exchange Privilege."

VALUATION OF SHARES The net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also avail-able from any Smith Barney Financial Consultant. See
"Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly generally from net investment income and annually from net realized capital gains. See "Dividends,
Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Fund's investment objective will be achieved. The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements, reverse repurchase agreements and forward roll transactions, engag-ing in when-issued and delayed-delivery transactions, lending portfolio securi-ties, covered option writing, and options contracts on securities and indices.
See "Investment Objective and Management Policies."

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operat-ing expenses for its most recent fiscal year:

                                               CLASS A CLASS
B CLASS C CLASS Y
------------------------------------------------------------
------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)       5.00%   None
None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever
      is lower)                                 None*
5.00%   1.00%   None
------------------------------------------------------------
------------------
  ANNUAL FUND OPERATING EXPENSE
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees                             0.75%
0.75%   0.75%   0.75%
    12b-1 fees**                                0.25%
0.75%   0.70%   None
    Other expenses***                           0.16%
0.16%   0.17%   0.16
------------------------------------------------------------
------------------
  TOTAL FUND OPERATING EXPENSES                 1.16%
1.66%   1.62%   0.91%
------------------------------------------------------------
------------------

  * Purchase of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.
*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares because as of July 31, 1995, no Class Y shares were outstanding.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C shares and certain Class A shares, the length of time the shares are held and whether the shares are held through the
Smith Barney 401(k) Program. See "Purchase of Shares" and
"Redemption of
Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distri-bution fee and a 0.25% service fee. With respect to Class C shares, Smith Bar-ney receives an annual 12b-1 fee of 0.70% of the value of the average daily net assets,

SMITH BARNEY
Premium Total Return Fund

PROSPECTUS SUMMARY (CONTINUED)

consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

  EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Fund."

                                              1 YEAR 3 YEARS
5 YEARS 10 YEARS*
------------------------------------------------------------
------------------
  An investor would pay the following
  expenses on a $1,000 investment, assuming
  (1) 5.00% annual return and (2) redemption
  at the end of each time period:
    Class A.................................   $61     $85
$111     $184
    Class B.................................    67      82
100      184
    Class C.................................    26      51
88      192
    Class Y.................................     9      29
50      112
  An investor would pay the following
  expenses on the same investment, assuming
  the same annual return and no redemption:
    Class A.................................   $61     $85
$111     $184
    Class B.................................    17      52
90      183
    Class C.................................    16      51
88      192
    Class Y.................................     9      29
50      112
------------------------------------------------------------
------------------

 * Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE
CONSIDERED A REPRESENTA-
TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN
THOSE SHOWN.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS


The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following informa-tion for the fiscal years ended July 31, 1986 through July 31, 1994 has been audited by Coopers & Lybrand LLP. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the State-ment of Additional Information. No information is presented for Class Y shares because no Class Y shares were outstanding for the periods shown.

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                                                   YEAR
YEAR      PERIOD
                                                  ENDED
ENDED     ENDED
                                                 7/31/95
7/31/94  7/31/93(1)
------------------------------------------------------------
-------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  15.69  $
15.65   $ 15.15
------------------------------------------------------------
-------------------
INCOME FROM OPERATIONS:
 Net investment income                               0.44
0.33      0.19
 Net realized and unrealized gain on investments     1.48
0.99      1.33
------------------------------------------------------------
-------------------
Total Income From Operations                         1.92
1.32      1.52
------------------------------------------------------------
-------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                              (0.43)
(0.31)    (0.17)
 Overdistribution of net investment income             --
(0.24)    (0.03)
 Net realized gains                                 (0.14)
(0.52)    (0.44)
 Overdistribution of net realized gains                --
--     (0.05)
 Capital                                            (0.71)
(0.21)    (0.33)
------------------------------------------------------------
-------------------
Total Distributions                                 (1.28)
(1.28)    (1.02)
------------------------------------------------------------
-------------------
NET ASSET VALUE, END OF PERIOD                   $  16.33  $
15.69   $ 15.65
------------------------------------------------------------
-------------------
TOTAL RETURN++                                      12.92%
8.65%    10.31%+++
------------------------------------------------------------
-------------------
NET ASSETS, END OF PERIOD (000S)                 $471,578
$67,699   $39,677
------------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                            1.16%
1.19%     1.20%+
 Net investment income                               2.81
2.05      1.64+
------------------------------------------------------------
-------------------
PORTFOLIO TURNOVER RATE                                63%
34%       55%
------------------------------------------------------------
-------------------

(1) For the period from November 6, 1992 (inception date) to
July 31, 1993.
 +++Total return is not annualized as it may not be representative of the total return for the year.
  + Annualized.
 ++ Total return represents the aggregate total return for the period indicated
    and does not reflect any applicable sales charge.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                                       YEAR     YEAR
YEAR     YEAR     YEAR
                                       ENDED    ENDED
ENDED    ENDED    ENDED
                                      7/31/95  7/31/94
7/31/93  7/31/92  7/31/91
------------------------------------------------------------
---------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $15.69   $15.65
$15.21   $14.26   $13.30
------------------------------------------------------------
---------------------
INCOME FROM OPERATIONS:
 Net investment income                  0.36     0.25
0.23     0.22     0.24
 Net realized and unrealized gain on
 investments                            1.48     1.00
1.47     1.93     1.92
------------------------------------------------------------
---------------------
Total Income From Operations            1.84     1.25
1.70     2.15     2.16
------------------------------------------------------------
---------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                 (0.34)   (0.27)
(0.16)   (0.22)   (0.24)
 Overdistribution of net investment
 income                                   --    (0.22)
(0.03)      --       --
 Net realized gains                    (0.14)   (0.52)
(0.57)      --       --
 Overdistribution of net realized
 gains                                    --       --
(0.06)      --       --
 Capital                               (0.72)   (0.20)
(0.44)   (0.98)   (0.96)
------------------------------------------------------------
---------------------
Total Distributions                    (1.20)   (1.21)
(1.26)   (1.20)   (1.20)
------------------------------------------------------------
---------------------
NET ASSET VALUE, END OF PERIOD        $16.33   $15.69
$15.65   $15.21   $14.26
------------------------------------------------------------
---------------------
TOTAL RETURN++                         12.36%    8.12%
11.68%   15.68%   17.53%
------------------------------------------------------------
---------------------
NET ASSETS, END OF PERIOD (000S)      $1,655   $1,697
$1,231   $  585   $  470
------------------------------------------------------------
---------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                               1.66%    1.66%
1.69%    1.69%    1.75%
 Net investment income                  2.31     1.58
1.16     1.53     1.84
------------------------------------------------------------
---------------------
PORTFOLIO TURNOVER RATE                   63%      34%
55%      57%      43%
------------------------------------------------------------
---------------------

++ Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charges.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                              YEAR      YEAR      YEAR
YEAR      PERIOD
                             ENDED     ENDED     ENDED
ENDED      ENDED
                            7/31/90   7/31/89   7/31/88
7/31/87   7/31/86(1)
------------------------------------------------------------
--------------------
NET ASSET VALUE, BEGINNING
OF PERIOD                   $  13.98  $  12.90  $  14.47  $
14.52   $  13.00
------------------------------------------------------------
--------------------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income          0.22      0.56      0.51
0.28       0.43
 Net realized and
 unrealized gain/(loss)
 on investments                 0.38      2.00     (0.62)
1.37       2.27
------------------------------------------------------------
--------------------
Total From Investment
Operations                      0.60      2.56     (0.11)
1.65       2.70
------------------------------------------------------------
--------------------
LESS DISTRIBUTIONS FROM:
 Net investment income         (0.22)    (0.89)    (0.18)
(0.28)     (0.42)
 Overdistribution of net
 investment income                --        --        --
--         --
 Net realized capital gains       --     (0.26)    (1.28)
(1.42)     (0.76)
 Overdistribution of net
 realized capital gains           --        --        --
--         --
 Capital                       (1.06)    (0.33)       --
--         --
------------------------------------------------------------
--------------------
Total Distributions            (1.28)    (1.48)    (1.46)
(1.70)     (1.18)
------------------------------------------------------------
--------------------
NET ASSET VALUE, END OF
PERIOD                      $  13.30  $  13.98  $  12.90  $
14.47   $  14.52
------------------------------------------------------------
--------------------
TOTAL RETURN++                  4.62%    21.49%     0.21%
12.07%     21.28%+++
------------------------------------------------------------
--------------------
NET ASSETS, END OF PERIOD
(000S)                      $507,762  $599,849  $585,634
$960,898   $533,487
------------------------------------------------------------
--------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                       1.78%     1.75%     1.70%
1.74%      1.87%+
 Net investment income          1.66%     4.17%     3.58%
1.97%      2.99%+
------------------------------------------------------------
--------------------
PORTFOLIO TURNOVER RATE           47%       41%       56%
294%       212%
------------------------------------------------------------
--------------------

(1) For the period from September 16, 1985 (commencement of operations) to July
    31, 1986.
+++Total return is not annualized as it may not be representative of the total return for the year.
 + Annualized.
 ++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Premium Total Return Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


FOR A CLASS C SHARE (1) OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH
PERIOD:

                                                  YEAR
YEAR      PERIOD
                                                  ENDED
ENDED     ENDED
                                                 7/31/95
7/31/94  7/31/93(2)
------------------------------------------------------------
------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 15.69
$15.65     $15.45
------------------------------------------------------------
------------------
INCOME FROM OPERATIONS:
 Net investment income                              0.36
0.23       0.05
 Net realized and unrealized gain on investments    1.48
1.02       0.35
------------------------------------------------------------
------------------
Total Income From Operations                        1.84
1.25       0.40
------------------------------------------------------------
------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                             (0.35)
(0.27)     (0.03)
 Overdistribution of net investment income            --
(0.22)     (0.01)
 Net realized gains                                (0.14)
(0.52)     (0.08)
 Overdistribution of net realized gains               --
--      (0.01)
 Capital                                           (0.71)
(0.20)     (0.07)
------------------------------------------------------------
------------------
Total Distributions                                (1.20)
(1.21)     (0.20)
------------------------------------------------------------
------------------
NET ASSET VALUE, END OF PERIOD                   $ 16.33
$15.69     $15.65
------------------------------------------------------------
------------------
TOTAL RETURN++                                     12.36%
8.12%      2.60%+++
------------------------------------------------------------
------------------
NET ASSETS, END OF PERIOD (000S)                 $12,937
$1,878     $  357
------------------------------------------------------------
------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                           1.62%
1.60%      1.31%+
 Net investment income                              2.35
1.65       1.54+
------------------------------------------------------------
------------------
PORTFOLIO TURNOVER RATE                               63%
34%        55%
------------------------------------------------------------
------------------

(1) On November 7, 1994 the former Class D shares were renamed Class C shares.
(2) For the period from June 1, 1993 (inception date) to
July 31, 1993.
+++ Total return is not annualized as it may not be representative of the total return for the year.
+  Annualized
++ Total return represents the aggregate total return for the period indicated
   and does not reflect any applicable sales charge.

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objective is total return. The Fund's investment objec-tive may be changed only with the approval of a majority of the Fund's out-standing shares. There can be no assurance that the Fund will achieve its investment objective. The Fund will seek its objective by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the Fund seeks total return by emphasizing invest-ments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds which may pursue their objective by investing in both income and equity stocks without such an emphasis. The Fund also may invest up to 10% of its assets in: (a) medium- or low-rated securities or unrated securities of comparable quality. Medium- and low-rated securities are securities rated less than investment grade by Moody's Investors Service, Inc.
("Moody's") or Standard & Poor's Corporation ("S&P"). See
"Risk Factors and
Special Considerations--Medium-, Low- and Unrated Securities" below; (b) inter-est-paying debt securities, such as obligations issued or guaranteed as to principal and interest by the United States government ("U.S. government secu-rities"); and (c) other securities, including convertible bonds, convertible preferred stock and warrants. In addition, the Fund will limit its investments in warrants to 5% of its net assets. The Fund also may lend its portfolio secu-rities and enter into "short sales against the box." Special considerations associated with the Fund's investment strategies are described below.

 CERTAIN INVESTMENT STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below. More detailed informa-tion concerning these strategies and their related risks is contained in the
Statement of Additional Information.

  In the future, the Fund may desire to employ additional investment strate-gies, including hedging strategies such as entering into futures contracts and related options. The Fund will do so only upon 60 days' notice to shareholders and in conformity with its investment restrictions.

  Short Sales Against the Box. The Fund may make short sales of common stock if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without pay-ment of further consideration, into the shares of common stock sold short.
Short sales of this kind are referred to as "short sales against the box." The

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with PNC Bank, National Association ("PNC Bank"), the Fund's custodi-an. Not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for such sales at any one time. The extent to which the
Fund may make short sales of common stocks may be limited by the requirements contained in the Code for qualification as a regulated investment company. See
"Dividends, Distributions and Taxes."

  Covered Option Writing. The Fund may write put and call options on securi-ties. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its pur-chaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to com-pel the writer of the option to sell to the option holder an underlying secu-rity at a specified price at any time during the option period. Thus, the pur-chaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a speci-fied time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

  The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either
(a) deposit with
PNC Bank in a segregated account cash, U.S. government securities or other high grade debt obliga-

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

tions having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "se-ries" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying secu-
rity) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exercise prices of those that it has written, it will deposit the difference with PNC Bank in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation.
The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordi-narily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

  Purchasing Put and Call Options on Securities. The Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the
Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

  Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Stock Index Options. The Fund may purchase and write exchange-listed put and call options on stock indexes primarily to hedge against the effects of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index.
(Examples of well-known stock indexes are the Standard &
Poor's Daily Price
Index of 500 Common Stocks and the NYSE Composite Index.) Options on stock indexes are similar to options on securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option rep-resents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

  The advisability of using stock index options to hedge against the effects of market-wide movements will depend on the extent of diversification of the
Fund's stock investments and the sensitivity of its stock investments to fac-tors influencing the underlying index. The effectiveness of purchasing or writ-ing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the Fund being hedged correlate with price movements in the stock index selected.

  When the Fund writes an option on a stock index, it will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option in a segregated account with PNC Bank, and will maintain the account while the option is open.

 ADDITIONAL INVESTMENTS

  Money Market Instruments. When Strategy Advisers and Boston Partners believe that market conditions warrant, the Fund may adopt a temporary defensive pos-ture and invest in short-term instruments without limitation. Short-term instruments in which the Fund may invest include U.S. government securities;
certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than
A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

issue then rated within the three highest rating categories;
and repurchase
agreements as described below.

  United States Government Securities. U.S. government securities are obliga-tions of, or guaranteed by, the United States government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury (such as Treasury
Bills, Treasury Notes and Treasury Bonds) and obligations issued by U.S. gov-ernment agencies and instrumentalities, including securities that are sup-ported by the full faith and credit of the United States (such as Government
National Mortgage Association ("GNMA") certificates); securities that are sup-ported by the right of the issuer to borrow from the United States Treasury
(such as securities of Federal Home Loan Banks); and securities that are sup-ported by the credit of the instrumentality (such as Federal National Mortgage
Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). Treasury Bills have maturities of less than 1 year, Treasury Notes have maturities of 1 to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and FHLMC, are mortgage-related securities. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing secu-rities, although, as a result, the yields available from U.S. government secu-rities are generally lower than the yields available from interest-bearing corporate securities.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding peri-od. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the under-lying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other par-ty, including possible delays or restrictions upon the Fund's ability to dis-pose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. Strategy Advisers, SBMFM or Boston Partners, acting under the supervision of the Trust's Board of
Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell any portfolio securities on a when-issued or delayed-delivery basis. The
Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transac-tions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account consist-ing of cash, U.S. government securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery com-mitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

  Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value.
Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

 CERTAIN INVESTMENT GUIDELINES

  Up to 10% of the assets of the Fund may be invested in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) to the extent that a liquid secondary mar-ket does not exist for the instruments, futures contracts and options thereon.
In addition, the Fund may invest up to 5% of its assets in the securities of issuers which have

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

been in continuous operation for less than three years. The Fund also may bor-row from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restrictions that identifies additional restric-tions that cannot be changed without the approval of the majority of the
Fund's outstanding shares is contained in the Statement of Additional Informa-tion.

 RISK FACTORS AND SPECIAL CONSIDERATIONS

  Options. The Fund may enter into options transactions primarily as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the port-folio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers and Boston Partners. Successful use by the Fund of options will depend on Strategy Advisers' and Boston Partners' ability to correctly predict movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase or write stock options and options on stock index options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist.

  Medium-, Low- and Unrated Securities. The Fund may invest up to 10% of its assets in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher return potential than higher-rated securities but involve greater volatility of price and risk of loss of income and principal. The issuers of such securities may be in default or bankruptcy at the time of purchase or may have a high probability of future default

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

or bankruptcy. Medium- and low-rated and comparable unrated securities will likely have large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.
Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares.

  The markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securi-ties are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate mar-ket quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for certain medium- and low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn could adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

  While the market values of medium- and low-rated and comparable unrated secu-rities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securi-ties are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obliga-tions during an economic downturn or during sustained periods of rising inter-est rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

  Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund.

SMITH BARNEY
Premium Total Return Fund

INVESTMENT OBJECTIVES AND POLICIES (CONTINUED)

If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

  Securities which are rated Ba by Moody's or BB by S&P have speculative char-acteristics with respect to capacity to pay interest and repay principal. Secu-rities which are rated B generally lack characteristics of a desirable invest-ment and assurance of interest and principal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody's and D by S&P are in the lowest rating class and indicate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects. See the Appendix in the Trust's Statement of Additional Information on bond ratings by Moody's and
S&P.

  In light of these risks, Strategy Advisers and Boston Partners, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

  Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operat-ing history and be dependent on products or services without an established market share.

 PORTFOLIO TRANSACTIONS

  All orders for transactions in securities and options on behalf of the Fund are placed by Strategy Advisers and Boston Partners with broker-dealers that
Strategy Advisers and Boston Partners select, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when
Strategy Advisers and Boston Partners believe that the broker's charge for the transactions does not exceed usual and customary levels. The same standard applies to the use of Smith Barney as a commodities broker in connection with entering into options and futures contracts.

SMITH BARNEY
Premium Total Return Fund

VALUATION OF SHARES

  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those instruments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in deter-mining the amounts of dividends from net investment income and distributions of capital gains payable to shareholders.

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. Dividends from net investment income, if any, of the Fund will be declared monthly and paid on the last Friday of the month. The Fund's final distribution for each calendar year will include any remaining net investment income and net real-ized long- and short-term capital gains realized during the year and deemed undistributed during the year for Federal income tax purposes. In order to avoid the application of a 4% nondeductible excise tax on certain undistrib-uted amounts of ordinary income and capital gains, the Fund may make an addi-tional distribution shortly before December 31 in each year of any undistrib-uted ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and
Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the

SMITH BARNEY
Premium Total Return Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)

service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class
C and Class Y
shares.

 TAXES

  The Fund has qualified and intends to continue to qualify each year as a reg-ulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional
Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

  Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the Fund's dividends and distributions for state and local tax liabilities.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC, and are available only to investors investing a minimum of $5,000,000. See "Prospectus
Summary--Alternative Purchase Arrangements" for a discussion of factors to con-sider in selecting which Class of shares to purchase.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B,
Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial invest-ment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiar-ies, including Smith Barney, Trustees of the Trust and their spouses and chil-dren. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or FDISG is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account.
A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic Investment
Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith
Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                SALES CHARGE
                       ------------------------------
DEALERS'
       AMOUNT OF            % OF           % OF
REALLOWANCE AS %
      INVESTMENT       OFFERING PRICE AMOUNT INVESTED OF
OFFERING PRICE
------------------------------------------------------------
-----------
  Less than  $ 25,000       5.00%          5.26%
4.50%
  $ 25,000 - $ 49,999       4.00%          4.17%
3.60%
  $ 50,000 - $ 99,999       3.50%          3.63%
3.15%
  $100,000 - $249,999       3.00%          3.09%
2.70%
  $250,000 - $499,999       2.00%          2.04%
1.80%
  $500,000 and over          *               *
*
------------------------------------------------------------
-----------

* Purchases of Class A shares, which when combined with current holdings of
   Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and
"Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


  The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by
Smith Barney listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Trust, employees of Travelers and its subsidiaries or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), employees of members of the
National Association of Securities Dealers, Inc., or sales to any trust, pen-sion, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the
Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant
(for a period up to 90 days from the commencement of the Financial Consul-tant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund
(or Class A shares of another of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption;
and (e) accounts managed by registered investment advisory subsidiaries of
Travelers. In order to obtain such discounts, the purchaser must provide suf-ficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all
Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient informa-tion at the time of purchase to permit verification that the purchase quali-fies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares pur-chased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of certain Smith Barney Mutual
Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tions 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 mem-

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

bers, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materi-als related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or FDISG to obtain a Letter of
Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same
Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a
Smith Barney Financial Consultant or FDISG for further information.

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)


 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class
C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a
CDSC to the extent that the value of such shares represents:
(a) capital
appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and
Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of
Shares--Smith Barney 401(k) Program."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00%
      Third                 3.00%
      Fourth                2.00%
      Fifth                 1.00%
      Sixth                 0.00%
      Seventh               0.00%
      Eighth                0.00%
---------------------------------

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson
Short-Term World Income Fund (the "Short-Term World Income
Fund") on July 15,
1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus
Summary--Alternative Purchase Arrangements Class B Shares
Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distribu-tions and finally, of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual
Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith
Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment.
Assuming at the time of the redemption the net asset value had appreciated to
$12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60).
Therefore, $240 of the $500 redemption proceeds ($500 minus
$260) would be

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemption of
shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by
Smith Barney in the
case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) PROGRAM

  Investors may be eligible to participate in the Smith
Barney 401(k) Program,
which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code.
To the extent appli-
cable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

  The Fund offers to Participating Plans Class A, Class B, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors,

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Par-ticipating Plan has made an initial investment in the Fund, all of its subse-quent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

  Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating
Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Eight years after the date the Participating Plan enrolled in the Smith Bar-ney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anni-versary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program. Each year after the date a Participating Plan enrolled in the Smith Barney

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

401(k) Program, if its total Class C holdings equal at least
$500,000 as of the
calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the Fund. Class C shares not converted will continue to be subject to the dis-tribution fee.

  Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating
Plan that pur-
chases $5,000,000 or more of Class Y shares of one or more funds of the
Smith Barney Mutual Funds.

  No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applica-bility of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan;
(b) the termina-
tion of employment of an employee in the Participating Plan;
(c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code;

SMITH BARNEY
Premium Total Return Fund

PURCHASE OF SHARES (CONTINUED)

or (f) redemptions of shares in connection with a loan made by the Participat-ing Plan to an employee.

  Participating Plans wishing to acquire shares of the Fund through the
Smith Barney 401(k) Program must purchase such shares directly from FDISG. For further information regarding the Smith Barney 401(k)
Program, investors should
contact a Smith Barney Financial Consultant.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and
Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Special Equities Fund
    Smith Barney Telecommunications Growth Fund

  Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Income and Growth Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
     *Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
    **Smith Barney Funds, Inc.--Income Return Account
Portfolio

SMITH BARNEY
Premium Total Return Fund

EXCHANGE PRIVILEGE (CONTINUED)

   +Smith Barney Funds, Inc.--Short-Term U.S. Treasury
Securities
    Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
    **Smith Barney Intermediate Maturity California
Municipals Fund
    **Smith Barney Intermediate Maturity New York Municipals
Fund
    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
    **Smith Barney Muni Funds--California Limited Term
Portfolio
    **Smith Barney Muni Funds--Florida Limited Term
Portfolio
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
    **Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds
    Smith Barney Precious Metals and Minerals Fund Inc.
    Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond
Portfolio
    Smith Barney World Funds, Inc.--International Balanced
Portfolio
    Smith Barney World Funds, Inc.--International Equity
Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio

  Money Market Funds
    ++Smith Barney Exchange Reserve Fund
  +++Smith Barney Money Funds, Inc.--Cash Portfolio
  +++Smith Barney Money Funds, Inc.--Government Portfolio
    ***Smith Barney Money Funds, Inc.--Retirement Portfolio

SMITH BARNEY
Premium Total Return Fund

EXCHANGE PRIVILEGE (CONTINUED)

   +Smith Barney Municipal Money Market Fund, Inc.
   +Smith Barney Muni Funds--California Money Market
Portfolio
   +Smith Barney Muni Funds--New York Money Market Portfolio
------------------------------------------------------------
-------------------
  * Available for exchange with Class A, Class B and Class Y shares of the
    Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
 ** Available for exchange with Class A, Class C and Class Y shares of the
    Fund.
*** Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class A and Class Y shares of the Fund.
 ++ Available for exchange with Class B and Class C shares of the Fund.
+++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the
    Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

  Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvest-ment of dividends and capital gains distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or dis-tributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July
15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

SMITH BARNEY
Premium Total Return Fund

EXCHANGE PRIVILEGE (CONTINUED)

  Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege.
Although the
exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy
Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, Strategy Advisers will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a share-holder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith
Barney Mutual Funds
ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be con-sidered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all support-ing documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close

SMITH BARNEY
Premium Total Return Fund

REDEMPTION OF SHARES (CONTINUED)

of regular trading on the NYSE are priced at the net asset value next deter-mined.

  If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940 (the "1940 Act") in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these funds will not be invested for the sharehold-er's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares pur-chased by check, other than a certified or official bank check, will be remit-ted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Premium Total Return Fund
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of
$2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve
System or member
firm of a national secu

SMITH BARNEY
Premium Total Return Fund

REDEMPTION OF SHARES (CONTINUED)

rities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any
10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. FDISG may require additional sup-porting documents for redemptions made by corporations, executors, administra-tors, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at 1-
800-451-2010. Such requests may be made between 9:00 a.m.
and 5:00 p.m. (New
York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or

SMITH BARNEY
Premium Total Return Fund

REDEMPTION OF SHARES (CONTINUED)

(ii) for which certificates have been issued are not permitted under this pro-gram.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the sharehold-er's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the share-holder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.
Exchange requests
received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and
Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The
Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-ing at least seven (7) days prior notice to shareholders.

SMITH BARNEY
Premium Total Return Fund

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 TOTAL RETURN

  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

SMITH BARNEY
Premium Total Return Fund

MANAGEMENT OF THE TRUST AND THE FUND

 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust and the
Fund, including agreements with the Fund's distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser, sub-investment adviser and administrator. The Statement of Additional Informa-tion contains background information regarding each Trustee and executive offi-cer of the Trust.

 INVESTMENT ADVISER--STRATEGY ADVISERS

  Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. Strategy Advisers has been in the investment counseling business since 1968 and is a wholly owned subsidiary of
SBMFM. SBMFM is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. Strategy
Advisers renders investment advice to investment companies that had aggregate assets under management as of October 31, 1995 in excess of $2.7 billion. For advisory services rendered to the Fund, under an Advisory Agreement dated
August 31, 1995, the Fund pays Strategy Advisers a fee at the annual rate of
0.55% of the value of the Fund's average daily net assets. From its fee, Strat-egy Advisers pays Boston Partners a fee of 0.10% of the value of the Fund's average daily net assets, for its services as sub-investment adviser.

 ADMINISTRATOR--SBMFM

  SBMFM serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. SBMFM provides investment manage-ment and administration services to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

  As the Fund's administrator, SBMFM oversees all aspects of the Fund's admin-istration and operations. Pursuant to an administration agreement with the
Fund, SBMFM is paid a fee at the annual rate of 0.20% of the Fund's average daily net assets.

SMITH BARNEY
Premium Total Return Fund

MANAGEMENT OF THE TRUST AND THE FUND (CONTINUED)


 SUB-INVESTMENT ADVISER--BOSTON PARTNERS

  Boston Partners, located at One Financial Center, Boston,
Massachusetts
02111, serves as the Fund's sub-investment adviser. Boston
Partners provides
investment management and investment advisory services to investment companies that had aggregate total assets under management as of October 31, 1995, in excess of $2.2 billion.

  Subject to the supervision and direction of the Trust's
Board of Trustees,
Strategy Advisers and Boston Partners manage the Fund's portfolio in accor-dance with the Fund's investment objective and policies, make investment deci-sions for the Fund, place orders to purchase and sell securities and employ professional portfolio managers and securities analysts who provide research services to the Fund.

 PORTFOLIO MANAGEMENT

  Harry Rosenbluth, Equity Portfolio Manager of Boston
Partners, has served as
Portfolio Manager of the Fund since August 16, 1995 and manages the day-to-day operations of the Fund, including the oversight of all investment decisions.
Mr. Rosenbluth previously served as Investment Administrator of the Fund from
1992 until April, 1995, while he was a Senior Vice President of The Boston
Company Asset Management, Inc. Mr. Rosenbluth has managed investment portfo-lios since 1986.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 is included in the Annual Report dated July 31, 1995. A copy of the Annual
Report may be
obtained upon request without charge from a Smith Barney
Financial Consultant
or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a serv-

SMITH BARNEY
Premium Total Return Fund

DISTRIBUTOR (CONTINUED)

ice fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class.
Smith Barney is also paid a distribution fee with respect to Class B and Class
C shares at the annual rate of 0.50% and 0.45% of the average daily net assets attributable to each of those Classes, respectively. Class B shares that auto-matically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by
Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial
Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a
Class include, a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustees will evaluate the appropri-ateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985, under the laws of the Common-wealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest currently classified into four Classes--A, B, C and Y. Each Class of shares represents identical interests in the Fund's investment portfolio. As a result, the Clas-ses have the same rights, privileges and preferences, except with respect to:
(a) the designation of

SMITH BARNEY
Premium Total Return Fund

ADDITIONAL INFORMATION (CONTINUED)

each Class; (b) the effect of the respective sales charges, if any, for each
Class; (c) the distribution and/or service fees if any, borne by each Class pursuant to the plan; (d) the expenses allocable exclusively to each Class;
(e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class
B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class of each fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except
(a) matters affect-
ing only the interest of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or
(b) when the 1940
Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except on mat-ters affecting the interests of one Class of shares.

  Normally, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the
Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meet-ing for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, PA 19103,
serves as custodian of the Trust's investments.

  FDISG is located at Exchange Place, Boston, Massachusetts
02109, and serves
as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a listing of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the print-ing and mailing costs, the Trust plans to consolidate the mailing of the
Fund's semi-annual and annual reports by household. This consolidation means that a house-

SMITH BARNEY
Premium Total Return Fund

ADDITIONAL INFORMATION (CONTINUED)

hold having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement
Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their
Smith Barney Financial Consultants or FDISG.

                            ----------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this
Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distrib-utor. This Prospectus does not constitute an offer by the Trust or the dis-tributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY

------------

                                                A Member of
Travelers Group LOGO





SMITH BARNEY

PREMIUM TOTAL

RETURN FUND


388 Greenwich Street
                                                        New
York, New York 10013


FD 0213 11/95

----------
PROSPECTUS
----------


SMITH BARNEY

Convertible

Fund



November 28, 1995


Prospectus begins on page one







[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus
                        November 28, 1995
------------------------------------------------------------
--------------------

     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     The Smith Barney Convertible Fund (the "Fund") is a diversified fund that seeks current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities. The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney Income Funds (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other investment funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial
Consultant.

     Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated November 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Table of Contents
------------------------------------------------------------
--------------------

Prospectus Summary
3
------------------------------------------------------------
--------------------
Financial Highlights
11
------------------------------------------------------------
--------------------
Investment Objective and Management Policies
15
------------------------------------------------------------
--------------------
Valuation of Shares
25
------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
25
------------------------------------------------------------
--------------------
Purchase of Shares
27
------------------------------------------------------------
--------------------
Exchange Privilege
37
------------------------------------------------------------
--------------------
Redemption of Shares
41
------------------------------------------------------------
--------------------
Minimum Account Size
43
------------------------------------------------------------
--------------------
Performance
44
------------------------------------------------------------
--------------------
Management of the Trust and the Fund
45
------------------------------------------------------------
--------------------
Distributor
46
------------------------------------------------------------
--------------------
Additional Information
47


============================================================
====================

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

============================================================
====================

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary
------------------------------------------------------------
--------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic convertible securities"). Under normal circumstances, the
Fund will invest at least 65% of its assets in convertible securities, and may invest up to 35% of its assets in synthetic convertible securities and in equity and debt securities that are not convertible into common stock. See "Investment
Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See
"Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary -- Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions.
Class B shares are subject to an annual service fee of 0.25% and an annual

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

distribution fee of 0.50% of the average daily net assets of the Class. The
Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares -- Deferred Sales Charge
Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charge and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class
B and Class C shares are sold without any initial sales charge so the entire

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999.
There is no maximum
purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class
A shares held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collectively,
"Participating Plans"). Class A, Class B, Class C and Class
Y shares are
available as investment alternatives for Participating
Plans. See "Purchase of
Shares -- Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group, Inc.
("FDISG"). See "Purchase of Shares."

INVESTMENT MINIMUMS  Investors in Class A, Class B and Class
C shares may open
an account by making an initial investment of at least
$1,000 for each account,
or $250 for an individual retirement account ("IRA") or a
Self-Employed
Retirement Plan. Investors in Class Y shares may open an
account for an initial
investment of $5,000,000. Subsequent investments of at least
$50
 may be made for
all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan described below is $50. There is no minimum investment requirement in Class A for unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Smith Barney. See "Purchase of Shares."

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

SYSTEMATIC INVESTMENT PLAN  The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See
"Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE TRUST AND THE FUND  Smith Barney Mutual
Funds Management Inc.
("SBMFM") serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney
Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of
Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services,
Life Insurance
Services and Property & Casualty Insurance Services.

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset values, next determined, plus any applicable sales charge differential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Fund's investment objective will be achieved. The market value of fixed-income securities, which constitute a major part of the investments of the Fund, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The medium- or lower-rated securities in which the Fund may invest, some of which have speculative characteristics, may be subject to greater market fluctuations and greater risk of loss of income or principal than higher-rated securities. The Fund may employ investment techniques which involve certain other risks, including entering into repurchase agreements, engaging in when-issued and delayed-delivery transactions, lending portfolio securities, entering into options on securities and short sales "against the box." See "Investment Objective and Management
Policies."

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:

                                              Class A  Class
B  Class C  Class Y
============================================================
====================
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
     (as a percentage of offering price)       5.00%    None
None     None
  Maximum CDSC
     (as a percentage of original cost or
     redemption proceeds whichever is lower)   None*
5.00%    1.00%    None
============================================================
====================
Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees                              0.70%
0.70%    0.70%    0.70%
  12b-1 fees**                                 0.25%
0.75%    0.70%    None
  Other expenses***                            0.45%
0.45%    0.47%    0.45%
============================================================
====================
TOTAL FUND OPERATING EXPENSES                  1.40%
1.90%    1.87%    1.15%
============================================================
====================

  * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.

*** For Class Y shares. "other expenses" have been estimated based on expenses incurred by Class A share because, as of July 31, 1995, no Class Y shares were outstanding.

The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of
Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) Program.
See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of
Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that
Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For Class
C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Trust and the Fund."

                                             1 Year  3 Years
5 Years  10 Years*
============================================================
====================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end
of each time period:

      Class A                                  $64      $92
$123     $210
      Class B                                   69       90
113      209
      Class C                                   29       59
101      219
      Class Y                                   12       37
63      140

An investor would pay the following
expenses on the same investment,
assuming the same annual return
and no redemption:

      Class A                                   64       92
123      210
      Class B                                   19       60
103      209
      Class C                                   19       59
101      219
      Class Y                                   12       37
63      140

============================================================
====================

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

The following information for the fiscal year ended July 31, 1995, has been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1987 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the
Statement of Additional Information. No information is presented for Class Y shares, because no Class Y shares were outstanding for the periods shown.
For a Class A share of beneficial interest outstanding throughout each period:

                                             Year
Year          Period
                                             Ended
Ended          Ended
                                            7/31/95
7/31/94      7/31/93(1)
============================================================
====================

Net Asset Value, Beginning of Period      $14.56
$14.99         $13.82
------------------------------------------------------------
--------------------

Income From Operations:
  Net investment income                     0.74
0.72           0.49
  Net realized and unrealized gain (loss)
  on investments                            0.70
(0.42)          1.22
------------------------------------------------------------
--------------------

Total Income From Operations                1.44
0.30           1.71
------------------------------------------------------------
--------------------

Less Distributions From:
  Net investment income                    (0.73)
(0.70)         (0.50)
  Overdistribution of net investment income   --
(0.03)         (0.01)
  Overdistribution of net realized gains      --           -
-          (0.03)
------------------------------------------------------------
--------------------

Total Distributions                        (0.73)
(0.73)         (0.54)
------------------------------------------------------------
--------------------

Net Asset Value, End of Period            $15.27
$14.56         $14.99
------------------------------------------------------------
--------------------

Total Return++                             10.35%
1.99%         12.63%+++
------------------------------------------------------------
--------------------

Net Assets, End of Year (000s)           $35,238
$2,294         $1,655
------------------------------------------------------------
--------------------

Ratios to Average Net Assets:
  Expenses                                  1.40%
1.40%          1.37%+
  Net investment income                     5.13
4.80           4.86+
------------------------------------------------------------
--------------------

Portfolio Turnover Rate                       48%
54%            95%
============================================================
====================

(1) For the period from November 6, 1992 (inception date) to July 31, 1993.

+++ Total return is not annualized as it may not be representative of the total return for the year.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------


For a Class B share of beneficial interest outstanding throughout each period:

                                               Year
Year           Year           Year           Year
                                              Ended
Ended          Ended          Ended          Ended
                                             7/31/95
7/31/94        7/31/93        7/31/92        7/31/91
============================================================
=====================================================
Net Asset Value, Beginning of Period          $14.56
$14.99         $13.84         $12.51         $12.21
------------------------------------------------------------
-----------------------------------------------------

Income From Operations:
  Net investment income                         0.67
0.65           0.61           0.64           0.68
  Net realized and unrealized
  gain (loss) on investments                    0.70
(0.42)          1.20           1.35           0.33
------------------------------------------------------------
-----------------------------------------------------

Total Income From Operations                    1.37
0.23           1.81           1.99           1.01
------------------------------------------------------------
-----------------------------------------------------

Less Distributions From:
  Net investment income                        (0.66)
(0.64)         (0.60)         (0.64)         (0.68)
  Overdistribution of net
    investment income                            --
(0.02)         (0.02)           --             --
  Net realized gains                             --
--           (0.04)           --             --
  Capital                                        --
--             --           (0.02)         (0.03)
------------------------------------------------------------
-----------------------------------------------------

Total Distributions                            (0.66)
(0.66)         (0.66)         (0.66)         (0.71)
------------------------------------------------------------
-----------------------------------------------------

Net Asset Value, End of Period                $15.27
$14.56         $14.99         $13.84         $12.51
------------------------------------------------------------
-----------------------------------------------------

Total Return++                                  9.80%
1.50%         13.40%         16.25%          8.86%
------------------------------------------------------------
-----------------------------------------------------

Net Assets, End of Period (000s)             $45,524
$85,190        $74,857        $57,120        $65,523
Ratios to Average Net Assets:
  Expenses                                      1.90%
1.88%          2.00%          1.88%          1.92%
  Net investment income                         4.63
4.32           4.20           4.76           5.81
------------------------------------------------------------
-----------------------------------------------------

Portfolio Turnover Rate                           48%
54%            95%            77%            26%
============================================================
=====================================================


Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------


For a Class B share of beneficial interest outstanding throughout each period (continued):

                                               Year
Year           Year           Year
                                              Ended
Ended          Ended          Ended
                                             7/31/90
7/31/89        7/31/88        7/31/87*
============================================================
=========================================
Net Asset Value, Beginning of Period          $13.80
$13.04         $13.93         $13.00
------------------------------------------------------------
-----------------------------------------

Income From Operations:
  Net investment income                         0.79
0.85           0.87           0.63
  Net realized and unrealized
  gain (loss) on investments                   (1.40)
0.78          (0.64)          0.95
------------------------------------------------------------
-----------------------------------------

Total Income From Operations                   (0.61)
1.63           0.23           1.58
------------------------------------------------------------
-----------------------------------------

Less Distributions From:
  Net investment income                        (0.83)
(0.86)         (0.85)         (0.62)
  Overdistribution of net
    investment income                             --
--             --             --
  Net realized gains                           (0.11)
(0.01)         (0.27)         (0.03)
  Capital                                      (0.4)
--             --             --
------------------------------------------------------------
-----------------------------------------

Total Distributions                            (0.98)
(0.87)         (1.12)         (0.65)
------------------------------------------------------------
-----------------------------------------

Net Asset Value, End of Period                $12.21
$13.80         $13.04         $13.93
------------------------------------------------------------
-----------------------------------------

Total Return++                                 (4.53)%
13.09%          2.22%         12.34%+++
------------------------------------------------------------
-----------------------------------------

Net Assets, End of Period (000s)             $97,157
$153,157       $172,587       $235,685
Ratios to Average Net Assets:
  Expenses                                      1.85%
1.74%          1.75%          1.78%+**
  Net investment income                         6.10%
6.41%          6.74%          5.85%+
------------------------------------------------------------
-----------------------------------------

Portfolio Turnover Rate                           24%
32%            45%            21%
============================================================
=========================================



+++ Total return is not annualized as it may not be representative of the total return for the year.

+    Annualized.

* On November 6, 1992, the Fund commenced selling Class A shares. All shares previously in existence were designated as Class B shares.

**   Annualized expense ratio before waiver of fees by
investment adviser and
     sub-investment adviser and administrator was 1.82%.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

Class C share(1) outstanding throughout each year:



Period

Ended

7/31/95(2)
============================================================
====================

Net Asset Value, Beginning of Year
$14.09
------------------------------------------------------------
--------------------

Income From Operations:
  Net investment income
0.50
  Net realized and unrealized
    gain on investments
1.17
------------------------------------------------------------
--------------------

Total Income From Operations
1.67
------------------------------------------------------------
--------------------

Less Distributions From:
  Net investment income
(0.49)
------------------------------------------------------------
--------------------

Total Distributions
(0.49)
------------------------------------------------------------
--------------------

Net Asset Value, End of Year
$15.27
------------------------------------------------------------
--------------------

Total Return
12.17%++
------------------------------------------------------------
--------------------

Net Assets, End of Year (000s)
$83
------------------------------------------------------------
--------------------

Ratios to Average Net Assets:
  Expenses
1.87%+
  Net investment income
4.77+
------------------------------------------------------------
--------------------

Portfolio Turnover Rate
48%
============================================================
====================

(1) On November 7, 1994, the former Class D shares were renamed Class C shares.

(2) For the period from November 7, 1994 (inception date) to July 31, 1995.

++   Total return is not annualized as it may not be
representative of the total
     return for the year.

+    Annualized.


There were no Class Y shares outstanding as of July 31, 1995, therefore, no comparable financial information is available at this time for this Class.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies
------------------------------------------------------------
--------------------

     The Fund's investment objective is current income and capital appreciation.
The Fund's investment objective may not be changed without the approval of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund's investment objective will be achieved.

     The Fund seeks to achieve its objective by investing in convertible securities and "synthetic convertible securities." Under normal circumstances, the Fund will invest at least 65% of its assets in convertible securities. The
Fund is not required to sell securities to conform to this 65% limitation and may retain on a temporary basis securities received upon conversion of convertible securities or upon exercise of warrants or call options that are components of synthetic convertible securities to permit their orderly disposition, to establish long-term holding periods for tax purposes or for other reasons. The Fund will not invest in fixed-income securities that are rated lower than B by Moody's Investors Services, Inc. ("Moody's") or Standard &
Poor's Corporation ("S&P") or, if unrated, deemed by SBMFM to be comparable to securities rated lower than B. The Fund may invest up to 35% of its assets in synthetic convertible securities and in equity and debt securities that are not convertible into common stock and, for temporary defensive purposes when deemed appropriate by the Fund's investment adviser in light of current market conditions, may invest in these securities without limitation. In seeking to achieve its investment objective, the Fund may write covered call options on a small portion of its assets, lend portfolio securities and enter into short sales "against the box." The Fund may utilize up to 10% of its assets to purchase put options on securities for hedging purposes and may invest up to 10% of its assets in foreign securities. Special considerations associated with the
Fund are described under "Risk Factors and Special
Considerations."


     Certain Investment Strategies

     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.

     In the future, the Fund may desire to employ additional investment strategies, including such hedging strategies as entering into futures contracts and related options. The Fund will do so only upon 60 days' notice to shareholders and in conformity with its investment restrictions.

     Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans,

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

if and when made, may not exceed 20% of the Fund's assets taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or
U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

     Short Sales Against the Box. The Fund may make short sales of common stock if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with PNC Bank, National Association ("PNCBank"), the Trust's custodian.
The Fund may utilize up to 50% of its assets as collateral for short sales against the box. The extent to which the Fund may make short sales of common stocks may be limited by the requirements contained in the Code for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."

     Covered Option Writing. The Fund may write call options on securities. The
Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

     Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option. The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option.

     The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

     Purchasing Put and Call Options on Securities. The Fund may purchase put and call options that are traded on a domestic securities exchange. The Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

     Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options that it has purchased, or options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.


     Additional Investments

     Money Market Instruments. When SBMFM believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may invest in short-term instruments without limitation. Short-term instruments in which the
Fund may invest include: U.S. government securities; certain bank obligations
(including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by
Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements as described below.

     U.S. Government Securities. The U.S. government securities in which the
Fund may invest include: direct obligations of the United
States Treasury (such
as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by
U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States
(such as Government
National Mortgage Association ("GNMA") certificates);
securities that are
supported by the right of the issuer to borrow from the United States Treasury
(such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality. Treasury
Bills have maturities
of less than 1 year, Treasury Notes have maturities of 1 to 10 years and
Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Certain U.S. government securities, such as those issued or guaranteed by GNMA, Federal National Mortgage Association ("FNMA") and
Federal Home Loan
Mortgage Corporation ("FHLMC"), are mortgage-related securities. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from
U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

     Repurchase Agreements. The Fund may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the
Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

supervision of the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.


     Certain Investment Guidelines

     Up to 15% of the assets of the Fund may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing from two business days through seven calendar days. Not withstanding the foregoing, the Fund shall not invest more than 10% of its net assets on securities excluding those subject to Rule
144A under the Securities Act of 1933, as amended, that are restricted. In addition, the Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The
Fund also may borrow from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional Information.


     Risk Factors and Special Considerations

     Convertible Securities and Synthetic Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines,

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations System. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

     Medium-, Low- and Unrated Securities. The Fund may invest in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

     Securities which are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal.
Securities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small.

     In light of these risks, SBMFM, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     The Fund's fixed-income security holdings (as rated by Moody's) for the fiscal year ended July 31, 1995 were composed as follows:
11.10% rated Aa;
12.80% rated A; 23.20% rated Baa; 19.40% rated Ba; 8.60%
rated B; and 5.40% in
non-rated securities. The percentages were calculated on a dollar weighted average basis by determining monthly the percentage of the Fund's net assets invested in each rating category and does not necessarily indicate what the composition of the Fund's holdings will be in subsequent years.

     Options. Option writing for the Fund may be limited by position and exercise limits established by the national securities exchanges and the
National Association of Securities Dealers, Inc. (the
"NASD") and by
requirements in the Code for qualification as a regulated investment company
(see "Dividends, Distributions and Taxes"). The Fund may write covered call options to generate current income. In addition, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by its investment adviser. Successful use by the Fund of options will depend on SBMFM's ability to correctly predict movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase or write options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

     Foreign Securities. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.
Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in securities

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

     Corporate securities in which the Fund may invest include corporate fixed-income securities of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, and preferred stock.

     Certain of the corporate fixed-income securities in which the Fund may invest may involve equity characteristics. The Fund may, for example, invest in warrants for the acquisition of stock of the same or of a different issuer or in corporate fixed-income securities that have conversion or exchange rights permitting their holder to convert or exchange the securities at a stated price within a specified period of time into a specified number of shares of common stock. In addition, the Fund may invest in participations that are based on revenues, sales or profits of an issuer or in common stock offered as a unit with corporate fixed-income securities.

     Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when its investment adviser believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.


     Portfolio Transactions and Turnover

     All orders for transactions in securities and options on behalf of the Fund are placed by SBMFM with broker-dealers that SBMFM selects, including Smith
Barney and other affiliated brokers. The Fund may utilize
Smith Barney or a
Smith Barney affiliated broker in connection with a purchase or sale of securities when SBMFM believes that the broker's charge for the transactions does not exceed usual and customary levels. In selecting a broker, including
Smith Barney, for a transaction, the primary consideration is prompt and

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

effective execution of orders at the most favorable prices.
Subject to that
primary consideration, dealers may be selected for research, statistical or other services to enable SBMFM to supplement its own research and analysis with the views and information of other securities firms.

------------------------------------------------------------
--------------------
Valuation of Shares
------------------------------------------------------------
--------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. Net asset value is calculated separately for
Class A, B, C and Y.

     Generally, the Fund's investments are valued at market value, or in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those instruments. Amortized cost valuation involves valuing an instrument at its cost, initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates or the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
------------------------------------------------------------
--------------------

     Dividends and Distributions

     The Fund will be treated separately from the Trust's other funds in determining the amounts of dividends from investment income and distributions of capital gain payable to shareholders. The Fund's policy is to distribute its investment income (that is, income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------
--------------------

the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.


     Taxes

     The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined without regard to the earnings of the other funds of the Trust. The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Dividends paid from net investment income and distributions of net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares.
Distributions of net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------
--------------------

year. Shareholders should consult their tax advisors about the status of the
Fund's dividends and distributions for state and local tax liabilities.

------------------------------------------------------------
--------------------
Purchase of Shares
------------------------------------------------------------
--------------------

     General

     The Fund offers four classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000. See
"Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A,
Class B, Class C or Class Y shares. No maintenance fee will be charged by the
Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Trustees of the Fund and their spouses and children and unitholders who invest distributions from a UIT sponsored by Smith
Barney. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

     Systematic Investment

     Plan Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan.
Under the Systematic Investment Plan, Smith Barney or FDISG is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic
Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     Initial Sales Charge Alternative -- Class A Shares

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:


Dealers
                               Sales Charge     Sales Charge
Reallowance
                                 as % of          as % of
as % of
     Amount of Investment     Offering Price   Amount
Invested   Offering Price
============================================================
====================

     Less than $25,000             5.00%            5.26%
4.50%
     $25,000-$49,999               4.00%            4.17%
3.60%
     $50,000-$99,999               3.50%            3.63%
3.15%
     $100,000-$249,999             3.00%            3.09%
2.70%
     $250,000-$499,999             2.00%            2.04%
1.80%
     $500,000 and over               *                *
*
============================================================
====================


* Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
     12 months of purchase. The CDSC on Class A shares is payable to Smith
     Barney, which compensates Smith Barney Financial
Consultants and other
     dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales
Charge Alternatives" and
     "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."


     Initial Sales Charge Waivers

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Fund, employees of Travelers and its subsidiaries or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), employees of members of the
NASD, or sales to any trust, pension, profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the
Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) investments of distributions from a UIT sponsored by Smith
Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


     Right of Accumulation

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate.
In order to obtain
such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


     Group Purchases

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

     Letter of Intent

     Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount
Invested" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual
Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sale charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.Please contact a Smith
Barney Financial Consultant or FDISG to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y Shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Yshares of the Fund and agree to purchase a total of $5,000,000 of Class Yshares of the same Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%)and expenses applicable to the Fund's
Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith
Barney Financial Consultant or FDISG for further information.


     Deferred Sales Charge Alternatives

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares --
Smith Barney 401(k) Program."

        Year Since Purchase
        Payment was Made
CDSC
============================================================
====================
        First
5.00%
        Second
4.00%
        Third
3.00%
        Fourth
2.00%
        Fifth
1.00%
        Sixth
0.00%
        Seventh
0.00%
        Eighth
0.00%
============================================================
====================

     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney
Shearson Short-Term World Income Fund (the "Short-Term World
Income Fund") on
July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for
Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See
"Prospectus Summary -- Alternative Purchase Arrangements --
Class B Shares
Conversion Feature."

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100
Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.


     Waivers of CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemption of
shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation
(by Smith Barney in
the case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     Smith Barney 401(k)

     Program Investors may be eligible to participate in the Smith Barney 401(k)
Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

     The Fund offers to Participating Plans Class A, Class
B, Class C and Class
Y shares as investment alternatives under the Smith Barney
401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors, Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Participating
Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

     Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating
Plan first enrolled
in the Smith Barney 401(k) Program.

     Eight years after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the
Participating Plan first enrolled in the Smith Barney 401(k) Program. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k)
Program, if its total Class C holdings equal at least
$500,000 as of the
calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the
Fund. Class C shares not converted will continue to be subject to the distribution fee.

     Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

     No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under Section
401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from FDISG. For further information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.


------------------------------------------------------------
--------------------
Exchange Privilege
------------------------------------------------------------
--------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A,
Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the Fund into which exchanges are made, and a sales charge differential may apply.


Fund Name

Growth Funds

      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth  Opportunity Fund
      Smith Barney Managed Growth  Fund
      Smith Barney Special Equities Fund
      Smith Barney Telecommunications Growth Fund

Growth and Income Funds
      Smith Barney Funds, Inc. -- Income and Growth
Portfolio
      Smith Barney Growth and Income Fund

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

      Smith Barney Premium Total Return Fund
      Smith Barney Strategic Investors Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds
    * Smith Barney Adjustable Rate Government Income Fund Smith Barney Diversified Strategic Income Fund
   ** Smith Barney Funds, Inc. -- Income Return Account
Portfolio
      Smith Barney Funds, Inc. -- Monthly Payment Government
Portfolio
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury
Securities Portfolio
      Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
   ** Smith Barney Intermediate Maturity California
Municipals Fund
   ** Smith Barney Intermediate Maturity New York Municipals
Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
   ** Smith Barney Muni Funds -- California Limited Term
Portfolio
   ** Smith Barney Muni Funds -- Florida Limited Term
Portfolio
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
   ** Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Ohio Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Tax-Exempt Income Fund

International Funds
      Smith Barney Precious Metals and Minerals Fund Inc.
      Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

      Smith Barney World Funds, Inc. -- Global Government
Bond Portfolio
      Smith Barney World Funds, Inc. -- International
Balanced Portfolio
      Smith Barney World Funds, Inc. -- International Equity
Portfolio
      Smith Barney World Funds, inc. -- Pacific Portfolio

Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio *** Smith Barney Money Funds, Inc. -- Retirement Portfolio +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market
Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market
Portfolio

----------

  *  Available for exchange with Class A, Class B and Class
Y shares of the
     Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.

 **  Available for exchange with Class A, Class C and Class
Y shares of the
     Fund.

***  Available for exchange with Class A of the Fund

  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
     Barney 401(k) Program may exchange those shares for Class C shares of this
     Fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.



     Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a
Fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or
her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

the current prospectus describing the shares to be acquired.
The Fund reserves
the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.


------------------------------------------------------------
--------------------
Redemption of Shares
------------------------------------------------------------
--------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the
Investment Company Act of 1940, as amended ("1940 Act"), in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

         Smith Barney Convertible Fund
         Class A, B, C or Y (please specify)
         c/o First Data Investor Services Group, Inc.
         P.O. Box 9134
         Boston, Massachusetts 02205-9134

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, share certificate or stock power, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any
10-day period. Redemption proceeds will be mailed to an investor's address of record. FDISG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.


     Automatic Cash Withdrawal Plan

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

     Telephone Redemption And Exchange Program

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact
FDISG at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at
1-800-451-2010. Such requests may be made between 9:00 a.m.
and 4:00 p.m. (New
York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m.
and 4:00 p.m. (New
York City time) any day on which the NYSE is open.

     Additional Information regarding Telephone Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.


------------------------------------------------------------
--------------------
Minimum Account Size
------------------------------------------------------------
--------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund,

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Minimum Account Size (continued)
------------------------------------------------------------
--------------------

however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.


------------------------------------------------------------
--------------------
Performance
------------------------------------------------------------
--------------------

     Yield


     From time to time, the Fund advertises the 30 day
"yield" of each Class of
shares. The Fund's yield refers to the income generated by an investment in those shares over the 30 day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually.
The annualized income is then shown as a percentage of the net asset value.


     Total Return

     From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Performance (continued)
------------------------------------------------------------
--------------------

conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.
Management of the Trust and the Fund


------------------------------------------------------------
--------------------
Management of the Trust and the Fund
------------------------------------------------------------
--------------------

     Board of Trustees

     Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the
Trust and the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator.
The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

     Investment Adviser -- SBMFM

     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Smith
Barney Holdings Inc. ("Holdings"). SBMFM (through its predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

     Subject to the supervision and direction of the Fund's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.50% of the value of the Fund's average daily net assets.

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Management of the Trust and the Fund (continued)
------------------------------------------------------------
--------------------

     Portfolio Management

     Robert Swab, Vice President of Smith Barney has managed the day-to-day operations of the Fund since 1995, including making all investment decisions.

     Mr. Swab's management discussions and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 are included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

     Administrator -- SBMFM

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the
Fund pays SBMFM a fee at the annual rate of .20% of the value of the Fund's average daily net assets.

------------------------------------------------------------
--------------------
Distributor
------------------------------------------------------------
--------------------

     Smith Barney is located at 388 Greenwich Street, New
York, New York, 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class.
Smith Barney is also paid an annual distribution fee with respect to Class B and
Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by
Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include:
advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Distributor (continued)
------------------------------------------------------------
--------------------

of shares; interest and/or carrying charges; and indirect and overhead costs of
Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.


------------------------------------------------------------
--------------------
Additional Information
------------------------------------------------------------
--------------------

     The Trust was organized on March 12, 1985, under the laws of the
Commonwealth of Massachusetts and is an entity commonly known as a
"Massachusetts business trust." The Trust offers shares of beneficial interest of separate series having a $.001 per share par value. When matters are submitted for shareholder vote, shareholders of each Class of each Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interest of one or more of the funds, in which case only shares of the affected Fund or funds would be entitled to vote, or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except matters affecting the interests of one Class of shares.

     Each Class represents identical interests in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single

Smith Barney Convertible Fund

------------------------------------------------------------
--------------------
Additional Information (continued)
------------------------------------------------------------
--------------------

Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Trust does not hold annual shareholder meetings.
There normally will be
no meetings of shareholders for the purpose of electing
Trustees unless and
until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose for voting on the written request of shareholders holding at least 10% of the
Trust's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

     PNC Bank, located at 17th and Chestnut Streets,
Philadelphia, PA 19103,
serves as custodian of the Trust's investments.

     FDISG is located at Exchange Place, Boston,
Massachusetts 02109, and serves
as the Trust's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to consolidate the mailing of the Fund's Prospectus so that a shareholder having multiple accounts (e.g., individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith
Barney Financial Consultants or FDISG.

SMITH BARNEY

------------

                                              A Member of
Travelers Group [LOGO]









Smith Barney

Convertible

Fund



388 Greenwich Street
                                                        New
York, New York 10013



FD0213 11/95

PROSPECTUS


SMITH BARNEY

Tax-Exempt

Income

Fund


November 28,1995


Prospectus begins on page one








[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus
November 28, 1995
------------------------------------------------------------
--------------------
     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney Tax-Exempt Income Fund (the "Fund") is a diversified fund that seeks to maximize current income exempt from Federal income taxes by investing primarily in municipal bonds and notes. The Fund is one of a number of funds, each having distinct investment objectives and policies, making up Smith Barney
Income Funds (the "Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial Consultant.

     Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated November 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Table of Contents
------------------------------------------------------------
--------------------
   Prospectus Summary
3
   ---------------------------------------------------------
--------------------
   Financial Highlights
10
   ---------------------------------------------------------
--------------------
   Investment Objective and Management Policies
14
   ---------------------------------------------------------
--------------------
   Municipal Securities
24
   ---------------------------------------------------------
--------------------
   Valuation of Shares
25
   ---------------------------------------------------------
--------------------
   Dividends, Distributions and Taxes
26
   ---------------------------------------------------------
--------------------
   Purchase of Shares
28
   ---------------------------------------------------------
--------------------
   Exchange Privilege
36
   ---------------------------------------------------------
--------------------
   Redemption of Shares
39
   ---------------------------------------------------------
--------------------
   Minimum Account Size
42
   ---------------------------------------------------------
--------------------
   Performance
42
   ---------------------------------------------------------
--------------------
   Management of the Trust and the Fund
43
   ---------------------------------------------------------
--------------------
   Distributor
44
   ---------------------------------------------------------
--------------------
   Additional Information
45
   ---------------------------------------------------------
--------------------

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary
------------------------------------------------------------
--------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks maximum current income exempt from Federal income taxes by investing primarily in intermediate- and long-term municipal bonds and notes rated A, Baa or Ba by Moody's Investors Service, Inc. ("Moody's") or A, BBB or B by Standard & Poor's Corporation ("S&P"). Intermediate- and long-term bonds have remaining maturities at the time of purchase of between three and twenty years.
See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. See
"Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.00% and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary -- Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after the date of purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.15% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares -- Deferred Sales Charge
Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.55% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charge and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class
B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999.
There is no maximum
purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class
A shares held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and
Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith
Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Services Group, Inc. ("FDISG").
See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class
C shares may open an
account by makingan initial investment of at least $1,000 for each account, or

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

$250 for an individual retirement account ("IRA") or a Self-
Employed Retirement
Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all
Classes. The minimum initial investment requirement for Class A, Class B and
Class C shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan described below is $50. There is no minimum investment requirement in Class A for unitholders who invest distributions from a unit investment trust ("UIT") sponsored by Smith Barney. See "Purchase of
Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See
"Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

MANAGEMENT OF THE TRUST AND THE FUND Smith Barney Mutual
Funds Management Inc.
("SBMFM") serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney
Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of
Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services,
Life Insurance
Services and Property & Casualty Insurance Services. See
"Management of the
Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset values, next determined, plus any applicable sales charge differential. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid monthly from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. General changes in interest rates will result in increases or decreases in the market value of the obligations held by the Fund. The Fund may invest up to 35% of its assets in obligations rated Ba or below by Moody's or BB or below by S&P or in nonrated securities deemed by SBMFM to be of comparable quality, commonly known as "junk bonds." In addition, the
Fund may invest in obligations rated as low as Caa by Moody's or CCC by S&P.
Securities that are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest. Although medium- or low-rated securities of the type in which the Fund may invest offer a higher current yield than the yield offered by higher rated securities, they involve greater volatility of price and risk of loss of income and principal, including the probability of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties of major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The Fund has the right to invest up to 20% of its net assets in state and local obligations that are "private activity bonds," the income for which may be taxable as a specific preference item for purposes of the Federal alternative minimum tax. Certain of the investments held by the Fund and certain of the investment strategies that the Fund may employ might expose it to certain risks. See "Investment Objective and Management Policies --
Certain Portfolio Strategies."

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

     The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum
CDSC that may be
incurred at the time of purchase or redemption and, unless otherwise noted, the
Fund's operating expenses for its most recent fiscal year:

                                                 Class A
Class B Class C Class Y
------------------------------------------------------------
--------------------
Shareholder Transaction Expenses
 Maximum sales charge imposed on purchases
  (as a percentage of offering price)             4.00%
None     None   None
 Maximum CDSC
  (as a percentage of original cost or
   redemption proceeds whichever is lower)         None*
4.50%     1.00%  None
------------------------------------------------------------
--------------------
Annual Fund Operating Expenses
  (as a percentage of average net assets)
 Management fees                                   0.60%
0.60%   0.60%   0.60%
  12b-1 fees**                                     0.15%
0.65%   0.70%    None
  Other expenses***                                0.09%
0.10%   0.09%   0.09%
------------------------------------------------------------
--------------------
TOTAL FUND OPERATING EXPENSES                      0.84%
1.35%   1.39%   0.69%
============================================================
====================

* Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

**   Upon conversion of Class B shares to Class A shares,
such shares will no
     longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.

*** For Class Y shares, "other expenses" have been estimated based on expenses incurred by Class A shares because as of July 31, 1995, no Class Y shares were outstanding.

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.15% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.65% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.15% service fee. For

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets, consisting of a 0.55%
distribution fee and a 0.15%
service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Trust and the Fund."


                                                1 Year  3
Years 5 Years10 Years*
============================================================
====================
An Investor would pay the following expenses
on a $1,000 investment, assuming (1) 5.00%
annual returnand (2) redemption at the end
of each time period:
      Class A                                       $48
$66     $85     $140
      Class B                                        54
73      84      148
      Class C                                        24
44      76      167
      Class Y                                         7
22      38       86
An investor would pay the following expenses
on the same investment, assuming the same annual
return and no redemption:
      Class A                                       $48
$66     $85     $140
      Class B                                        14
43      74      148
      Class C                                        14
44      76      167
      Class Y                                         7
22      38       86
============================================================
====================

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------
The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1986 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the
Statement of Additional Information. No information is presented for Class Y shares, because no Class Y shares were outstanding for the periods shown.

For a Class A share of beneficial interest outstanding throughout each period:

                                          Year
Year         Period
                                          Ended
Ended         Ended
                                         7/31/95
7/31/94      7/31/93(1)
============================================================
====================
Net Asset Value, Beginning of Period      $17.26
$18.24       $17.45
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income                     1.04
1.06        0.78
  Net realized and unrealized gain
    (loss)on investments (2)                0.01
(0.85)       1.00
------------------------------------------------------------
--------------------
Total Income From Operations                1.05
0.21        1.78
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                    (1.00)
(1.02)      (0.80)
  Overdistribution of net investment income   --
(0.04)      (0.03)
  Net realized gains                          --
(0.13)      (0.16)
  Overdistribution of net realized gains   (0.02)
--          --
  Capital                                  (0.04)
--          --
------------------------------------------------------------
--------------------
Total Distributions                        (1.06)
(1.19)       (0.99)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period            $17.25
$17.26       $18.24
------------------------------------------------------------
--------------------
Total Return++                              6.42%
1.14%       10.24%+++
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)        $237,656
$17,792      $13,508
------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses                                  0.84%
0.84%        0.86%+
  Net investment income                     6.04
5.83         6.03+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                       38%
39%          34%
============================================================
====================
(1)  For the period from November 6, 1992 (inception date)
to July 31, 1993.
(2)  Includes the net per share effect of shareholder sales
and redemption
     activity during the period, most of which occurred at
net asset values less
     than the beginning of the period.
+++  Total return is not annualized as it may not be
representative of the total
     return for the year.
+    Annualized.
++   Total return represents aggregate total return for the
period indicated and
     does not reflect any applicable sales charge.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class B share of beneficial interest outstanding throughout each period:


Year

 Year              Year             Year         Year


Ended
    Ended             Ended            Ended        Ended


7/31/95
7/31/94           7/31/93         7/31/92       7/31/91
============================================================
==================
======================================================
Net Asset Value, Beginning of Period
$17.26
$18.24            $18.00          $16.97        $16.98
------------------------------------------------------------
-------------------
-----------------------------------------------------
Income From Operations:
  Net investment income
0.95
0.96              0.98            1.04          1.10
  Net realized and unrealized
    gain (loss) on investments(1)
0.02
(0.85)             0.45            1.17          0.10
------------------------------------------------------------
-------------------
-----------------------------------------------------
Total Income From Operations
0.97
  0.11              1.43            2.21          1.20
------------------------------------------------------------
---------------
---------------------------------------------------------
Less Distributions From:
  Net investment income
(0.91)
  (0.92)            (0.98)          (1.04)        (1.10)
  Overdistribution of net investment
    income
--
(0.04)            (0.04)            --             --
  Net realized gains
(0.02)
(0.13)            (0.17)          (0.14)        (0.11)
  Capital
(0.04)
 --                --              --             --
------------------------------------------------------------
------------------
------------------------------------------------------

Total Distributions
(0.97)
 (1.09)            (1.19)          (1.18)        (1.21)
------------------------------------------------------------
--------------
----------------------------------------------------------
Net Asset Value, End of Period
$17.26
    $17.26            $18.24          $18.00        $16.97
------------------------------------------------------------
-----------------
-------------------------------------------------------
Total Return++
5.91%
   0.60%             8.28%          13.50%         7.40%
------------------------------------------------------------
---------------
---------------------------------------------------------
Net Assets, End of Period (millions)
$737
 $1,069            $1,108            $871           $639
------------------------------------------------------------
----------------
-------------------------------------------------------
Ratios to Average Net Assets:
  Expenses
1.35%
 1.33%             1.38%            1.45%#        1.45%
  Net investment income
5.61
 5.34              5.52             5.96          6.48
------------------------------------------------------------
-------------------
-----------------------------------------------------
Portfolio Turnover Rate
38%
 39%               34%             61%            44%
============================================================
===================
=====================================================

(1)  Includes the net per share effect of shareholder sales
and redemption
     activity during the period, most of which occurred at
net asset values less
     than the beginning of the period.
#    The annualized operating expense ratio excludes
interest expense. The
     annualized ratio including interest expense was 1.48%
for the year ended
     July 31, 1992.
++   Total return represents aggregate total return for the
period indicated and
     does not reflect any applicable sales charge.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class B share of beneficial interest outstanding throughout each period:

                                                    Year
Year        Year         Year
                                                   Ended
Ended       Ended         Ended
                                                  7/31/89
7/31/88     7/31/87      7/31/86*
============================================================
====================================

Net Asset Value, Beginning of Period              $16.44
$16.48      $16.30        $15.00
------------------------------------------------------------
------------------------------------
Income From Operations:
  Net investment income                             1.13
1.13        1.10          1.04
  Net realized and unrealized
    gain on investments                             0.88
0.02        0.18          1.30
------------------------------------------------------------
------------------------------------

Total Income From Operations                        2.01
1.15        1.28          2.34
------------------------------------------------------------
------------------------------------

Less Distributions From:
  Net investment income                            (1.13)
(1.13)      (1.10)        (1.04)
  Overdistribution of net investment income           --
--          --            --
  Net realized gains                               (0.01)
(0.06)        --            --
------------------------------------------------------------
------------------------------------
Total Distributions                                (1.14)
(1.19)      (1.10)        (1.04)
------------------------------------------------------------
------------------------------------
Net Asset Value, End of Period                    $17.31
$16.44      $16.48        $16.30
------------------------------------------------------------
------------------------------------
Total Return++                                    12.68%
7.32%       7.90%         15.89%
------------------------------------------------------------
------------------------------------
Net Assets, End of Period (millions)                $558
$451        $453          $350
------------------------------------------------------------
------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.44%
1.43%       1.57%         1.53%##
  Net investment income                            6.70
6.99        6.43          6.88+
------------------------------------------------------------
------------------------------------
Portfolio Turnover Rate                             21%
12%         16%           6%
============================================================
====================================

*    The Fund commenced operations on September 16, 1985.
Those shares in
     existence prior to November 6, 1992 were designated as
Class B shares.
##   Annualized expense ratio before waiver of fees by
investment adviser,
     sub-investment adviser and administrator and
distributor was 1.58%.
+    Annualized.
++   Total return represents aggregate total return for the
period indicated and
     does not reflect any applicable CDSC.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class C share of beneficial interest outstanding throughout each period:


Period

Ended

7/31/95(1)
============================================================
====================
Net Asset Value, Beginning of Period
$15.83
------------------------------------------------------------
----------------
Income From Operations:
  Net investment income
0.60
  Net realized and unrealized
  gain (loss) on investments(2)
1.50
------------------------------------------------------------
----------------
Total Income From Operations
2.10
------------------------------------------------------------
----------------
Less Distributions:
  Net investment income
(0.62)
  Net realized gains
(0.02)
  Capital
(0.04)
------------------------------------------------------------
----------------
Total Distributions
(0.68)
------------------------------------------------------------
----------------
Net Asset Value, End of Period
$17.25
------------------------------------------------------------
----------------
Total Return
13.45%++
------------------------------------------------------------
----------------
Net Assets, End of Period (000s)
$211
------------------------------------------------------------
----------------
Ratios to Average Net Assets:
  Expenses
1.18%+
  Net investment income
5.56+
------------------------------------------------------------
----------------
Portfolio Turnover Rate
38%
============================================================
====================
(1)  For the period from November 17, 1994 (inception date)
to July 31, 1995.
(2)  Includes the net per share effect of shareholder sales
and redemption
     activity during the period, most of which occurred at
net asset values less
     than the beginning of the period.
++   Total return is not annualized as it may not be
representative of the total
     return for the year.
+    Annualized.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies
------------------------------------------------------------
--------------------

     The Fund's investment objective is the maximization of current income exempt from Federal income taxes. Under normal market conditions, the Fund will invest at least 80% of its net assets in (a) "Municipal Bonds," which generally are intermediate- and long-term debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of
Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities and (b) Municipal Leases, which generally are participations in intermediate- and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Under normal market conditions, the Fund's assets will be invested primarily in Municipal Bonds and municipal leases (collectively,
"Municipal Securities") rated A, Baa or Ba by Moody's, or A, BBB or BB by S&P, or in unrated Municipal Securities that are deemed to be of comparable quality by SBMFM. Up to 35% of the Fund's assets may be invested in Municipal Securities rated Ba or below by Moody's or BB or below by S&P or, if unrated, judged by
SBMFM, to be of comparable quality. The Fund's investment objective may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective.

     The Fund may invest without limit in "municipal leases," which generally are participations in intermediate- and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. Municipal leases may take the form of a lease or an installment purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets.
Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although
"non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

obligations, SBMFM will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services rather than those covered by the lease obligation.

     Under normal circumstances, the Fund may invest up to 20% of its net assets in "private activity bonds." Interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities is a specific tax preference item for purposes of Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent that the Fund's dividends are derived from interest on these bonds. These private activity bonds are included in the term "Municipal Securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all Municipal Securities are a component of the "adjusted current earnings" item for purposes of the Federal corporate alternative minimum tax.

     The Fund may invest in short-term obligations ("Temporary Investments"), some of which may not be tax-exempt. Included among the Temporary Investments are tax-exempt notes rated within the four highest grades by Moody's or S&P;
tax-exempt commercial paper rated no lower than A-2 by S&P or Prime-2 by
Moody's; and taxable money market instruments. At no time will more than 20% of the Fund's assets be invested in Temporary Investments unless SBMFM temporarily has adopted a defensive investment posture. In addition, the Fund may enter into municipal bond index futures contracts and options on interest rate futures contracts for hedging purposes. The Fund also may acquire variable rate demand notes, purchase securities on a when-issued basis and enter into stand-by commitments with respect to portfolio securities.

     Additional Investments

     Money Market Instruments. Under normal conditions, the
Fund may invest up
to 20% of its assets in Temporary Investments, including taxable money market instruments. In addition, when SBMFM believes that market conditions warrant, the Fund may invest in Temporary Investments without limitation for defensive

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

purposes. Short-term instruments in which the Fund may invest include obligations issued or guaranteed as to principal and interest by the United
States government ("U.S. government securities"), certain bank obligations including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than Prime-2 by Moody's or A-2 by
S&P or the equivalent from another major national rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the securities in which the Fund may invest. The Fund will invest in obligations of a foreign bank or foreign branch of a domestic bank only if SBMFM determines that the obligations present minimum credit risks. These obligations may be traded in the United States or outside the United States, but will be denominated in U.S. dollars.

     U.S. Government Securities. The U.S. government securities in which the
Fund may invest include direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds), and obligations issued by
U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the United States Treasury;
and securities that are supported by the credit of the instrumentality. Treasury
Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

     Certain Investment Strategies

     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.

     Repurchase Agreements. The Fund may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the
Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.
Investments by the Fund in repurchase agreements, if any, may be limited by the restrictions on the Fund's investment in taxable investments.

     When-Issued Securities. New issues of Municipal Securities are frequently offered on a when-issued basis, which means that delivery and payment for such securities normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Municipal Securities, like other investments made by the Fund, may decline or appreciate in value before their actual delivery to the Fund. Due to the fluctuations in the value of securities purchased and sold on a when-issued basis, the yields obtained on these securities may be higher or lower than the yields available in the market on the date when the investments actually are delivered to the buyers. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date. The Fund will establish a segregated account with the Trust's custodian, PNC Bank, National Association
("PNC Bank") consisting of cash, U.S. government securities or other high grade debt obligations in an amount equal to the amount of the purchase price of the when-issued securities. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund generally will make commitments to purchase Municipal Securities on a when-issued basis only with the intention of actually acquiring the securities, but the Fund may sell these securities before the delivery date if it is deemed advisable.

     Futures Contracts and Options on Futures Contracts. A municipal bond index futures contract of the type in which the Fund may trade is based on an index of

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

long-term, tax-exempt municipal bonds. The contract is an agreement under which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on an interest rate futures contract, as contrasted with the direct investment in a futures contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of the option the right to enter into a futures contract to buy and obliges the writer to enter into a futures contract to sell the underlying debt securities. A put option gives the purchaser the right to sell and obliges the writer to buy the underlying contract. The Fund may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates, and may purchase call options on interest rate futures contracts to hedge against a decline in interest rates. The Fund may write put and call options on interest rate futures contracts in entering into closing sale transactions and to increase ability to hedge against changes in interest rates. The Fund will write put and call options only on interest rate future contracts that are traded on a domestic exchange or board of trade.

     Variable Rate Demand Notes. Municipal Securities purchased by the Fund may include variable rate demand notes issued by industrial development authorities and other governmental entities. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the
Fund will be determined by SBMFM to be of comparable quality at the time of purchase to instruments rated "high quality" (that is, within the two highest ratings) by any major rating service. In addition, while no active secondary market may exist with respect to a particular variable rate demand note purchased by the Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable rate demand note involved in the event that the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

     Stand-by Commitments. The Fund may acquire "stand-by commitments" with respect to Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified
Municipal Securities at a specified price. The Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

securities and reducing the yield otherwise available for them. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the view of SBMFM, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, SBMFM will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

     Certain Investment Guidelines

     The Fund may be invested up to 10% of its total assets in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) futures contracts and options on them and certain variable rate demand notes, to the extent that a liquid secondary market does not exist for these instruments. In addition, the Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years. The Fund also may borrow from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's
Board of Trustees. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of
Additional Information.

     Risk Factors and Special Considerations

     Investment in the Fund involves risk factors and special considerations, such as those described below:

     Municipal Securities. Even though Municipal Securities are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal
Securities with longer
remaining maturities typically fluctuate more than those of similarly rated
Municipal Securities with shorter remaining maturities. The values of fixed-income securities also may be affected by

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

changes in the credit rating or financial condition of the issuing entities.

     Opinions relating to the validity of Municipal Securities and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor
SBMFM will review the proceedings relating to the issuance of Municipal
Securities or the basis for opinions of counsel. The Fund may invest without limit in debt obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the Fund should any of such related projects or facilities experience financial difficulties.

     Municipal Leases. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal leases might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its right in the event of a default in lease payments, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

     Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Securities and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of
Municipal Securities for investment by the Fund so as to affect the Fund's shareholders adversely, the Trustees will reevaluate the Fund's investment objective and policies and might submit possible changes in the Fund's structure to Fund shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Securities as taxable for Federal income tax purposes, the Fund would treat the security as a permissible taxable Temporary
Investment within the applicable limits set forth in this Prospectus.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

     Medium-, Low- and Unrated Securities. The Fund may invest in medium-or low-rated securities commonly known as "junk bonds," and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities.
Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. These types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated securities are traded are generally more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the
Fund to purchase and also may have the effect of limiting the ability of the
Fund (a) to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and low-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, could likely disrupt severely

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

the market for such securities, adversely affect the value of such securities and also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

     Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to caow-rated securities are traded are generally more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund (a) to obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and low-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, could likely disrupt severely the market for such securities, adversely affect the value of such securities and also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

     Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal.
Securities that are rated B generally lack characteristics of the desirable investment, and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa by Moody's or CCC by
S&P are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     In light of these risks described above, SBMFM, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

factors into consideration. Those factors may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     The Fund's holdings in fixed-income securities (as rated by Moody's) for the fiscal year ended July 31, 1995 were composed as follows: 40.2% rated Aaa;
8.5% rated Aa; 19.5% rated A; 19.8% rated Baa; 4.5% rated
Ba; 0.8% rated B; and
6.7% in non-rated securities. The percentages were calculated on dollar weighted average basis by determining monthly the percentage of the Fund's net assets invested in each rating category and do not necessarily indicate what the composition of the Fund's holdings will be in subsequent years.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

     Non-Publicly Traded and Illiquid Securities. The Fund's sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Futures and Options on Futures. When deemed advisable by SBMFM, the Fund may enter into futures contracts or related options that are traded on a domestic exchange or board of trade. Such investments, if any, by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. The Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which the Fund has entered.

     The use of futures contracts and options on those contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index, on the one

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

hand, and price movements in the securities that are the subject of the hedge, on the other hand. Positions in futures contracts and options on those contracts may be closed out only on the exchange or board of trade on which they were entered into, and no assurance can be given that an active market will exist for a particular contract or option at any particular time.
Losses incurred in
hedging transactions and the costs of these transactions will affect the Fund's performance. Furthermore, because any interest earned from transactions in municipal bond index futures contracts and options on interest rate futures contracts will be taxable, it is anticipated that the Fund will invest in these instruments only in unusual circumstances, such as when
SBMFM anticipates an
extreme change in interest rates or market conditions.

     Portfolio Transactions

     The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be maintained.

     Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

     Transactions on behalf of the Fund are allocated to various dealers, including Smith Barney and other affiliated brokers, by SBMFM in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable SBMFM to supplement its own research and analysis with the views and information of other securities firms.

------------------------------------------------------------
--------------------
Municipal Securities
------------------------------------------------------------
--------------------

     The term "Municipal Securities" generally is understood to include debt obligations issued to obtain funds for various public purposes, the interest on which qualifies, in the opinion of bond counsel to the issuer, as excluded from gross income for Federal income tax purposes. In addition, Municipal Securities

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Municipal Securities (continued)
------------------------------------------------------------
--------------------

may include "private activity bonds" if the proceeds from such bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, and the interest paid on such bonds may be excluded from gross income for Federal income tax purposes.
Current Federal tax
laws place substantial limitations on the aggregate amount of such bonds that any given state may issue.

     Classifications

     The two principal classifications of Municipal
Securities are "general
obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizeable investments in such obligations could involve an increased risk to the Fund should any of such related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and generally do not carry the pledge of the credit of the issuing municipality.
There are, of course, variations in the security of Municipal Securities, both within a particular classification and between classifications.

------------------------------------------------------------
--------------------
Valuation of Shares
------------------------------------------------------------
--------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees.
Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trust's Board of Trustees determine that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Further information regarding the Fund's valuation policies is contained in the
Statement of Additional Information.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
------------------------------------------------------------
--------------------

     Dividends and Distributions

     The Fund will be treated separately from the Trust's other funds in determining the amounts of dividends from investment income and distributions of capital gains payable to shareholders.

     The Fund declares dividends from its net investment income (that is, income other than its net realized long- and short-term capital gains) monthly and pays dividends on the last Friday of the month. Distributions of net realized long- and short-term capital gains, if any, are declared and paid annually after the end of the fiscal year in which they have been earned.

     If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In addition, in order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 of each year of any undistributed ordinary income or capital gains and expects to make any other distributions as are necessary to avoid the application of this tax.

     If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions generally will be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the Investment Company Act of 1940, as amended ("1940 Act") and other applicable laws, a notice will accompany any distribution paid from sources other than net investment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the
Fund's total assets, which may increase the Fund's expense ratio.

     The per share dividends on Class B shares and Class C shares may be lower than the per share dividends on Class A and Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Classes A, B, C and Y.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------
--------------------

     Taxes

     The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined without regard to the earnings of the other funds of the Trust. The Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Internal Revenue
Code of 1986, as amended. Dividends paid from the Fund's net investment income
(other than dividends derived from interest earned on qualifying tax-exempt obligations as described below) and distributions of the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders in the Fund have held their shares and whether the dividends or distributions are received in cash or reinvested in additional shares of the Fund. Distributions of the Fund's net realized long-term capital gains will be taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares of the Fund and whether the distributions are received in cash or are reinvested in additional Fund shares. In addition, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. The per share dividends and distributions on Class A shares will be higher than the per share dividends and distributions on Class B shares as a result of lower distribution and transfer agency fees applicable to
Class A shares.

     Dividends paid by the Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for Federal income tax purposes if the Fund satisfies certain asset percentage requirements. Any exempt-interest dividends of a Fund derived from interest on Municipal
Securities, the interest on which is a specific tax preference item for Federal income tax purposes, will be a specific tax preference item for purposes of the
Federal individual and corporate alternative minimum taxes. In addition, all exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum income tax and corporate shareholders may incur a larger Federal environmental tax liability through the receipt of dividends and distributions from the Fund.

     Statements as to the tax status of the dividends and distributions received by shareholders of the Fund are mailed annually. These statements set forth the dollar amount of income excluded from Federal income taxes and the dollar amount, if any, subject to Federal income taxes. These statements will also

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------
--------------------

designate the amount of exempt-interest dividends that are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes and will indicate the shareholder's share of the investment expenses of the Fund. The Fund notifies its shareholders annually as to the interest excluded from Federal income taxes earned by the Fund with respect to those states and possessions in which the Fund has or had investments.

     Shareholders should consult their tax advisors with specific reference to their own tax situations. Shareholders of the Fund should in particular consult their tax advisors about the status of the Fund's dividends and distributions for state and local tax purposes in order to assess the consequences of investing in the Fund under state and local laws generally and to determine whether dividends paid by the Fund are exempt from any otherwise applicable state or local income taxes.

     Tax-Exempt vs. Taxable Income

     The table below shows individual taxpayers how to translate the tax savings from investments such as the Fund into an equivalent return from a taxable investment. The yields used below are for illustration only and are not intended to represent current or future yields for the Fund, which may be higher or lower than those shown.

                                  Federal
                                  Marginal
Tax-Exempt Yield
           Taxable Income         Tax Rate* 2.00%   3.00%
4.00%  5.00% 6.00%   7.00%
============================================================
============================
        Single             Joint
Equivalent Taxable Yield
$        22,750   $        38,000   15.00%  2.67%   4.01%
5.35%  6.68%   8.02%  9.36%
  22,751-55,100     38,001-91,850   28.00   3.16    4.73
6.31   7.89    9.47  11.05
  55,101-115,000   91,851-140,000   31.00   3.29    4.94
6.59   8.23    9.88  11.5
 115,001-250,000  140,001-250,000   36.00   3.55    5.33
7.10   8.88   10.651  2.43
         250,000     over 250,000   39.60   3.76    5.54
7.53   9.41   11.29  13.17
============================================================
============================

* The Federal tax rates shown are those currently in effect for 1995. The calculations assume that no income will be subject to the Federal alternative minimum tax.

------------------------------------------------------------
--------------------
Purchase of Shares
------------------------------------------------------------
--------------------

     General

     The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class
C shares are sold
without an initial sales charge but are subject to a CDSC payable upon certain

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

redemptions. Class Y shares are sold without an initial sales charge or a CDSC, and are available only to investors investing a minimum of $5,000,000. See
"Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account in the Fund.
Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all
Classes. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, unit holders who invest distributions from a UIT sponsored by Smith Barney and Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the
Fund's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

     Systematic Investment Plan

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan. Under the
Systematic Investment Plan, Smith Barney or FDISG is authorized through preauthorized transfers of $50 or more to charge the regular bank account or

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic
Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

     Initial Sales Charge Alternative -- Class A Shares

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

Dealers
                              Sales Charge      Sales Charge
Reallowance
                                 as % of           as % of
as % of
  Amount of Investment       Offering Price    Amount
Invested   Offering Price
============================================================
====================
  Less than $25,000              4.00%             4.17%
3.60%
  $25,000-$49,999                3.50%             3.63%
3.15%
  $50,000-$99,999                3.00%             3.09%
2.70%
  $100,000-$249,999              2.50%             2.56%
2.25%
  $250,000-$499,999              1.50%             1.52%
1.35%
  $500,000 and over                *                 *
*
============================================================
====================

* Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
     12 months of purchase. The CDSC on Class A shares is payable to Smith
     Barney, which compensates Smith Barney Financial
Consultants and other
     dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales
Charge Alternatives" and
     "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     Initial Sales Charge Waivers

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Trust, employees of Travelers and its subsidiaries, or to the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), employees of members of the
National Association of Securities Dealers, Inc., or sales to any trust, pension, profit-sharing or other benefit plans for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) investments of distributions from a UIT sponsored by Smith Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

     Right of Accumulation

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     Group Purchases

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternatives -- Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions. Smith
Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

     Letter of Intent

     Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount
Invested" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual
Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith
Barney Financial Consultant or FDISG to obtain a Letter of Intent application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y Shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Yshares of the Fund and agree to purchase a total of $5,000,000 of Class Yshares of the same Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's
Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith
Barney Financial Consultant or FDISGfor further information.

     Deferred Sales Charge Alternatives

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c)

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares, that are
CDSC Shares, shares redeemed more than 12 months after their purchase.

     Class C and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

        Year Since Purchase
        Payment was Made
CDSC
============================================================
====================
        First
4.50%
        Second
4.00%
        Third
3.00%
        Fourth
2.00%
        Fifth
1.00%
        Sixth
0.00%
        Seventh
0.00%
        Eighth
0.00%
============================================================
====================

     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney
Shearson Short-Term World Income Fund (the "Short-Term World
Income Fund") on
July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for
Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See
"Prospectus Summary -- Alternative Purchase Arrangements --
Class B Shares
Conversion Feature."

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100
Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     Waivers of CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholders's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) involuntary
redemptions; and (e) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation
(by Smith Barney in
the case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege
------------------------------------------------------------
--------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A,
Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the Fund into which exchanges are made, and a sales charge differential may apply.

Fund Name
Growth Funds

      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Managed Growth Fund
      Smith Barney Special Equities Fund
      Smith Barney Telecommunications Growth Fund

Growth and Income Funds
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Income and Growth
Portfolio
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Strategic Investors Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds
    * Smith Barney Adjustable Rate Government Income Fund Smith Barney Diversified Strategic Income Fund
   ** Smith Barney Funds, Inc. -- Income Return Account
Portfolio
      Smith Barney Funds, Inc. -- Monthly Payment Government
Portfolio
   ++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury
Securities Portfolio
      Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
   ** Smith Barney Intermediate Maturity California
Municipals Fund
   ** Smith Barney Intermediate Maturity New York Municipals
Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
   ** Smith Barney Muni Funds -- California Limited Term
Portfolio
   ** Smith Barney Muni Funds -- Florida Limited Term
Portfolio
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
   ** Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Ohio Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund

International Funds
      Smith Barney Precious Metals and Minerals Fund Inc. Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio Smith Barney World Funds, Inc. -- Global Government
Bond Portfolio
      Smith Barney World Funds, Inc. -- International
Balanced Portfolio
      Smith Barney World Funds, Inc. -- International Equity
Portfolio
      Smith Barney World Funds, Inc. -- Pacific Portfolio

Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
   ++ Smith Barney Municipal Money Market Fund, Inc.
   ++ Smith Barney Muni Funds -- California Money Market
Portfolio
   ++ Smith Barney Muni Funds -- New York Money Market
Portfolio
------------
  *    Available for exchange with Class A, Class B and
Class Y shares of the
       Fund.
 **   Available for exchange with Class A, Class C and Class
Y shares of the
      Fund.
***   Available for exchange with Class A shares of the
Fund.
  +   Available for exchange with Class B and Class C shares
of the Fund.
 ++   Available for exchange with Class A and Class Y shares
of the Fund.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

     Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gains distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or
her shares in the Fund or (b) remain invested in the Fund or exchange into any

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------------
--------------------
Redemption of Shares
------------------------------------------------------------
--------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the
1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or a dealer in a selling group or by submitting a written request for redemption to:

     Smith Barney Tax-Exempt Income Fund
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134 Boston, Massachusetts 02205-9134

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, share certificate or stock power, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any
10-day period. Redemption proceeds will be mailed to an investor's address of record. FDISG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

     Automatic Cash Withdrawal Plan

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the
CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a
Smith Barney Financial Consultant.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

     Telephone Redemption and Exchange Program

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact
FDISG at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at
1-800-451-2010. Such requests may be made between 9:00 a.m.
and 4:00 p.m. (New
York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m.
and 4:00 p.m. (New
York City time) on any day on which the NYSE is open.

     Additional Information regarding Telephone Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

------------------------------------------------------------
--------------------
Minimum Account Size
------------------------------------------------------------
--------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

------------------------------------------------------------
--------------------
Performance
------------------------------------------------------------
--------------------

     Yield

     From time to time, the Fund may advertise the 30-day
"yield" and
"equivalent taxable yield" of each Class of shares. The yield refers to the income generated by an investment in those shares over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

     The equivalent taxable yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield for each Class. It is calculated by increasing the yield shown to the extent necessary to reflect the payment of taxes at specified tax rates. Thus, the equivalent taxable yield always will exceed the Fund's yield. For more information on equivalent taxable yields, refer to the table under "Dividends,
Distributions and Taxes."

     Total Return

     From time to time the Fund may include the Fund's total return, average annual total return and current dividend return in advertisements and/or other

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Performance (continued)
------------------------------------------------------------
--------------------

types of sales literature. These figures are computed separately for Class A,
Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each
Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or other industry publications.

------------------------------------------------------------
--------------------
Management of the Trust and the Fund
------------------------------------------------------------
--------------------

     Board of Trustees

     Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and companies that furnish services to the Trust and the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator.
The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Fund.

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Management of the Trust and the Fund (continued)
------------------------------------------------------------
--------------------

     Investment Adviser -- SBMFM

     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Holdings.
SBMFM (through predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $ 60 billion.

     Subject to the supervision and direction of the Fund's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays SBMFM a monthly fee at the annual rate of 0.40% of the value of its average daily net assets.

     Portfolio Management

     Lawrence T. McDermott, a Managing Director of Smith
Barney, has served as
Vice President and Investment Officer of the Fund since it commenced operations and manages the day to day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 is included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

     Administrator -- SBMFM

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays
SBMFM a fee at the annual rate of 0.20% of the value of its average daily net assets.

------------------------------------------------------------
--------------------
Distributor
------------------------------------------------------------
--------------------

     Smith Barney is located at 388 Greenwich Street, New
York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Distributor (continued)
------------------------------------------------------------
--------------------

requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of
0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.55%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to
Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of
Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class B and Class Cshares are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------------
--------------------
Additional Information
------------------------------------------------------------
--------------------

     The Trust was organized on March 12, 1985 under the laws of the
Commonwealth of Massachusetts and is a business entity commonly known as a
"Massachusetts Business Trust." Each Class of the Fund represents identical

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Additional Information (continued)
------------------------------------------------------------
--------------------

interests in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the impact of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees, if any, borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each
Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privileges of each Class; and (g) the conversion feature of the
Class B shares.

     The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     When matters are submitted for shareholder vote, shareholders of each Class of each Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except
(a) matters affecting
only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except on matters affecting the interests of one Class of shares.

     The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of holders of at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

     PNCBank, located at 17th and Chestnut Streets,
Philadelphia, PA 19103
serves as custodian of the Trust's investments.

     FDISG, is located at Exchange Place, Boston,
Massachusetts 02109, and
serves as the Trust's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, which includes a listing of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this

Smith Barney Tax-Exempt Income Fund

------------------------------------------------------------
--------------------
Additional Information (continued)
------------------------------------------------------------
--------------------

consolidation to apply to their account should contact their Smith Barney
Financial Consultant or the Trust's transfer agent.

                                   ----------
No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in any such jurisdiction.

SMITH BARNEY

------------


                                             A Member of
Traverlers Group [LOGO]



Tax-Exempt

Income

Fund


388 Greenwich Street
                                                        New
York, New York 10013


FD0214 11/95

                                   PROSPECTUS


SMITH BARNEY


High


Income


Fund


November 28, 1995


Prospectus begins on page one

[LOGO]  Smith Barney Mutual Funds
        Investing for your future.
        Every day.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus
November 28, 1995
------------------------------------------------------------
--------------------

     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney High Income Fund (the "Fund") seeks to provide shareholders with high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes.

     The Fund is one of a number of funds, each having distinct investment objectives and policies, making up the Smith Barney Income
Funds (the "Trust").
The Trust is an open-end management investment company commonly referred to as a mutual fund.

     The Fund invests primarily in lower-rated bonds, commonly known as "junk bonds". Bonds of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund. See "Risk Factors and Special
Considerations."

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other investment funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting a Smith Barney Financial
Consultant.

     Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated November 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Table of Contents
------------------------------------------------------------
--------------------

Prospectus Summuary
3
------------------------------------------------------------
--------------------
Financial Highlights
4
------------------------------------------------------------
--------------------
Investment Objective and Policies
5
------------------------------------------------------------
--------------------
Valuation of Shares
10
------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
10
------------------------------------------------------------
--------------------
Purchase of Shares
11
------------------------------------------------------------
--------------------
Exchange Privilege
10
------------------------------------------------------------
--------------------
Redemption of Shares
12
------------------------------------------------------------
--------------------
Minimum Account Size
18
------------------------------------------------------------
--------------------
Performance
19
------------------------------------------------------------
--------------------
Management of the Trust and Fund
19
------------------------------------------------------------
--------------------
Distributor
20
------------------------------------------------------------
--------------------
Additional Information
21
------------------------------------------------------------
--------------------


============================================================
====================

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

============================================================
====================

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary
------------------------------------------------------------
--------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company that seeks high current income by investing primarily in a diversified portfolio of high-yielding corporate bonds, debentures and notes denominated in
U.S. dollars and foreign currencies. Although growth of capital is not an investment objective of the Fund, Smith Barney Mutual Funds Management Inc.
("SBMFM") may consider potential for growth as one factor, among others, in selecting investments for the Fund. Up to 40% of the Fund's assets may be invested in fixed-income obligations of foreign issuers, and up to 20% of its assets may be invested in common stock or other equity or equity-related securities, including convertible securities, preferred stock, warrants and rights. Securities purchased by the Fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's
Investors Service, Inc. ("Moody's") or D by Standard &
Poor's Corporation
("S&P"), or in unrated securities of comparable quality. See
"Investment
Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addition, a fifth Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to (a) tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates and
(b) unit investment trusts ("UITs") sponsored by Smith Barney and its affiliates. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.50% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary -- Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of
0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares. Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares -- Deferred Sales Charge
Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fee.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999.
There is no maximum
purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, may be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class
A shares held in funds sponsored by Smith Barney listed under "Exchange
Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collectively,
"Participating Plans"). Class A, Class B, Class C and Class
Y shares are
available as investment alternatives for Participating
Plans. See "Purchase of
Shares - Smith Barney 401(k) Program."

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith
Barney
on a fully disclosed basis (an "Introducing Broker") or an investment dealer in
the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group,
Inc.
("FDISG").  See "Purchase of Shares."

INVESTMENT MINIMUMS  Investors in Class A, Class B and Class
C shares
 may open
an account by making an initial investment of at least
$1,000 for each
 account,
or $250 for an individual retirement account ("IRA") or a Self-Employed
Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan described below is $50. There is no minimum investment requirement for Class A for unitholders who invest distributions from a UIT sponsored by Smith Barney.
See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN  The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See
"Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

MANAGEMENT OF THE FUND SBMFM serves as the Fund's investment adviser and administrator. SBMFM provides investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings").
Holdings is a wholly
owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance
Services, Life
Insurance Services and Property & Casualty Insurance
Services.

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds at the respective
net asset values next determined, plus any applicable sales charge differential.
See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly and distributions of net realized capital gains are paid annually. See
"Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the
Fund's investment objective will be achieved. The market value of fixed-income securities, which constitute a major part of the investments of the Fund, may vary inversely in response to changes in prevailing interest rates. The foreign securities in which the Fund may invest may be subject to certain risks in addition to those inherent in domestic investments. The medium- or lower-rated securities in which the Fund may invest, some of which have speculative characteristics, may be subject to greater market fluctuations and greater risk of loss of income or principal than higher-rated securities. The Fund may employ investment techniques which involve certain other risks, including entering into repurchase agreements, engaging in when-issued and delayed-delivery transactions, lending portfolio securities and entering into options on futures contracts and currencies. See "Investment Objective and Management Policies."

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:


Class A        Class B        Class C       Class Y
============================================================
============================================================
===
Shareholder Transaction Expenses
     Maximum sales charge imposed on purchases
     (as a percentage of offering price)
4.50%          None           None          None
     Maximum CDSC
     (as a percentage of original cost or redemption
     proceeds, whichever is lower)
None*          4.50%          1.00%         None
============================================================
============================================================
===
Annual Fund Operating Expenses
     (as a percentage of average net assets)
     Management fees
0.70%          0.70%          0.70%         0.70%
     12b-1 fees**
0.25           0.75           0.70          None
     Other expenses
0.16           0.16           0.16          0.16
============================================================
============================================================
===
TOTAL FUND OPERATING EXPENSES
1.11%          1.61%          1.56%         0.86%
============================================================
============================================================
===

* Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

**   Upon conversion of Class B shares to Class A shares,
such shares will no
     longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc. (the
     "NASD").

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distribution fee and a 0.25% service fee. For
Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of this Class, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Trust and the Fund."

                                      1 year    3 years
5 years    10 years*
============================================================
====================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end of
each time period:
     Class  A                           56         79
103          174
     Class  B                           66         81
98          177
     Class  C                           26         49
85          186
     Class  Y                            9         27
48          106

An investor would pay the following
expenses on the same investment,
assuming the same annual return and
no redemption:
     Class  A                           56         79
103          174
     Class  B                           16         51
88          177
     Class  C                           16         49
85          186
     Class  Y                            9         27
48          106
============================================================
====================

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick, LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1987 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the
Statement of Additional Information.

For a Class A share of beneficial interest outstanding throughout each period:

                                                        Year
Year          Period
                                                       Ended
Ended          Ended

7/31/95         7/31/94       7/31/93(1)
============================================================
====================================
Net Asset Value, Beginning of Period                  $11.16
$12.01          $11.03
------------------------------------------------------------
------------------------------------
Income From Operations:
  Net investment income                                 1.08
1.08            0.75
  Net realized and unrealized gain (loss)
    on investments
(0.02)          (0.81)           1.09
------------------------------------------------------------
------------------------------------
Total Income From Operations                            1.06
0.27            1.84
------------------------------------------------------------
------------------------------------
Less Distributions From:
  Net investment income
(1.05)          (1.06)          (0.82)
  Overdistribution of net investment income               --
(0.06)          (0.04)
  Capital
(0.07)             --              --
------------------------------------------------------------
------------------------------------
Total Distributions
(1.12)          (1.12)          (0.86)
------------------------------------------------------------
------------------------------------
Net Asset Value, End of Period                        $11.10
$11.16          $12.01
------------------------------------------------------------
------------------------------------
Total Return++
10.28%           2.11%          17.29%+++
------------------------------------------------------------
------------------------------------
Net Assets, End of Period (000s)                    $316,716
$233,678        $242,371
------------------------------------------------------------
------------------------------------
Ratios to Average Net Assets:
  Expenses
1.11%           1.11%           1.16%+
  Net investment income                                10.03
9.27            9.52+
------------------------------------------------------------
------------------------------------
Portfolio Turnover Rate                                  60%
98%            95%
============================================================
====================================

(1)  For the period from November 6, 1992 (inception date)
to July 31, 1993.
+++  Total return is not annualized as it may not be
representative of the total
     return for the year.
 +   Annualized.
++   Total return represents aggregate total return for the
period indicated and
     does not reflect any applicable sales charge.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class B share of beneficial interest outstanding throughout each period:

                                                   Year
Year             Year              Year               Year
                                                   Ended
Ended             Ended             Ended             Ended
                                                  7/31/95
7/31/94           7/31/93           7/31/92
7/31/91
============================================================
============================================================
============
Net Asset Value,
  Beginning of Period                             $11.16
$12.01            $11.15            $10.05            $10.59
------------------------------------------------------------
------------------------------------------------------------
------------
Income From Operations:
  Net investment income                             1.03
1.02              1.08              1.11              1.27
  Net realized and unrealized
    gain (loss) on investments                     (0.02)
(0.81)             0.88              1.16             (0.52)
------------------------------------------------------------
------------------------------------------------------------
------------
Total Income From Operations                        1.01
0.21              1.96              2.27              0.75
------------------------------------------------------------
------------------------------------------------------------
------------
Less Distributions From:
  Net investment income                            (0.99)
(1.00)            (1.05)            (1.11)            (1.27)
  Overdistribution of net
    investment income                                 --
(0.06)            (0.05)               --                --
  Capital                                          (0.07)
--                --             (0.06)            (0.02)
------------------------------------------------------------
------------------------------------------------------------
------------
Total Distributions                                (1.06)
(1.06)            (1.10)            (1.17)            (1.29)
------------------------------------------------------------
------------------------------------------------------------
------------
Net Asset Value, End of Period                    $11.11
$11.16            $12.01            $11.15            $10.05
------------------------------------------------------------
------------------------------------------------------------
------------
Total Return++                                      9.77%
1.60%            18.55%            23.86%             8.82%
------------------------------------------------------------
------------------------------------------------------------
------------
Net Assets, End of Period (000s)                $478,499
$509,608          $448,639          $304,035
$238,588
------------------------------------------------------------
------------------------------------------------------------
------------
Ratios to Average Net Assets:
  Expenses                                          1.61%
1.60%             1.66%             1.65%#            1.75%
  Net investment income                             9.52
8.77              9.02             10.52             13.30
------------------------------------------------------------
------------------------------------------------------------
------------
Portfolio Turnover Rate                              60%
98%               95%              137%              112%
============================================================
============================================================
============

++   Total return represents aggregate total return for the
period indicated and
     does not reflect any applicable sales charge.

#    The annualized operating expense ratio excludes
interest expense. The
     annualized ratio including interest expense was 1.66% for the year ended
     July 31, 1992.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class B share of beneficial interest outstanding throughout each period:


Year               Year                Year
Period

Ended               Ended               Ended
Ended

7/31/90             7/31/89             7/31/88
7/31/87**
============================================================
============================================================
============
Net Asset Value, Beginning of Period
$13.36              $14.01              $14.26
$14.00
------------------------------------------------------------
------------------------------------------------------------
------------
Income From Operations
  Net investment income
1.53                1.61                1.53
1.03
  Net realized and unrealized
    gain (loss) on investments
(2.68)              (0.73)              (0.20)
0.29
------------------------------------------------------------
------------------------------------------------------------
------------
Total Income From Operations
(1.15)               0.88                1.33
1.32
------------------------------------------------------------
------------------------------------------------------------
------------
Less Distributions From:
  Net investment income
(1.61)              (1.53)              (1.54)
(1.03)
  Overdistribution of net
    investment income
--                  --               (0.04)
(0.03)
  Capital
(0.01)                 --                  --
--
------------------------------------------------------------
------------------------------------------------------------
------------
Total Distributions
(1.62)              (1.53)              (1.58)
(1.06)
------------------------------------------------------------
------------------------------------------------------------
------------
Net Asset Value, End of Period
$10.59              $13.36              $14.01
$14.26
------------------------------------------------------------
------------------------------------------------------------
------------
Total Return++
(8.66)%              6.60%              10.06%
9.55%
------------------------------------------------------------
------------------------------------------------------------
------------
Net Assets, End of Period (000s)
$323,139            $609,862            $434,272
$221,683
------------------------------------------------------------
------------------------------------------------------------
------------
Ratios to Average Net Assets:
  Expenses
1.68%               1.63%               1.64%
1.74%+
  Net investment income
12.93               11.93               11.12
9.49+
------------------------------------------------------------
------------------------------------------------------------
------------
Portfolio Turnover Rate
43%                 74%                  5%
19%
============================================================
============================================================
============

 +   Annualized.
**   The Fund commenced operations on September 2, 1986. On
November 6, 1992,
     the Fund commenced selling Class A shares. Those shares
in existence prior
     to November 6, 1992 were designated as Class B shares.
++   Total return represents aggregate total return for the
period indicated and
     does not reflect any applicable sales charge.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class C share(1) of beneficial interest and Class Y
share of beneficial
interest outstanding throughout each period:
                                                 Class C
Shares    Class Y Share
                                                  Period
Ended      Period Ended

7/31/95(2)        7/31/95(3)
============================================================
====================
Net Asset Value, Beginning of Period                 $10.90
$10.88
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income                                0.95
0.09
  Net realized and unrealized gain on investments      0.23
0.23
------------------------------------------------------------
--------------------
Total Income From Operations                           1.18
0.32
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                               (0.90)
(0.03)
  Overdistribution of net investment income              --
--
  Capital                                             (0.07)
(0.07)
------------------------------------------------------------
--------------------
Total Distributions                                   (0.97)
(0.10)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period                       $11.11
$11.10
------------------------------------------------------------
--------------------
Total Return++
11.50%+++         2.91%+
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)                     $6,011
$10,306
------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses
1.56%+           0.86%+
  Net investment income                                9.58+
10.28+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                               60%
60%
============================================================
====================

(1) On November 7, 1994 the former Class D shares were renamed Class C shares.
(2)  For the period from August 24, 1994 (inception date) to
July 31, 1995.
(3)  For the period from April 28, 1995 (inception date) to
July 31, 1995.
+++ Total return is not annualized as it may not be representative of the total return for the year.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Management Policies
------------------------------------------------------------
--------------------

     The Fund's investment objective is high current income. The Fund's investment objective may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund will achieve its objective. Although growth of capital is not an investment objective of the Fund, SBMFM may consider potential for growth as one factor, among others, in selecting investments for the Fund. The Fund will seek high current income by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate bonds, debentures and notes denominated in
U.S. dollars or foreign currencies. Up to 40% of the Fund's assets may be invested in fixed-income obligations of foreign issuers, and up to 20% of its assets may be invested in common stock or other equity or equity-related securities, including convertible securities, preferred stock, warrants and rights. Securities purchased by the Fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by S&P, or in unrated securities that SBMFM deems of comparable quality.
However, the Fund will not purchase securities rated lower than B by both
Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities. The Fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield. The Fund also may invest in higher-rated securities when SBMFM believes that a more defensive investment strategy is appropriate in light of market or economic conditions. The Fund also may lend its portfolio securities, purchase or sell securities on a when-issued or delayed-delivery basis and write covered call options on securities. In order to mitigate the effects of uncertainty in future exchange rates, the Fund may engage in currency exchange transactions and purchase options on foreign currencies. The Fund also may hedge against the effects of changes in the value of its investments by purchasing put and call options on interest rate futures contracts. Special considerations associated with the Fund's investments are described below.

     CERTAIN INVESTMENT STRATEGIES

     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.

     Covered Option Writing. The Fund may write call options on securities. The
Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

specified price at any time during the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

     Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

     The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option.

     The Fund may engage in a closing purchase transaction to realize a profit or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation.
The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

     Convertible Securities and Synthetic Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation Systems. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     ADDITIONAL INVESTMENTS

     Money Market Instruments. When SBMFM believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may invest in short-term instruments without limitation. Short-term instruments in which the
Fund may invest include: U.S. government securities; certain bank obligations
(including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by
Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements as described below.

     United States Government Securities. U.S. government securities are obligations of, or guaranteed by, the United States government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury (such as Treasury
Bills, Treasury Notes and Treasury Bonds) and obligations issued by U.S.
government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government
National Mortgage Association ("GNMA") certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury
(such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National
Mortgage Association ("FNMA") and Federal Home Loan Mortgage
Corporation
("FHLMC") bonds). Treasury Bills have maturities of less than 1 year, Treasury
Notes have maturities of 1 to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Certain U.S.
government securities, such as those issued or guaranteed by GNMA, FNMA and
FHLMC, are mortgage-related securities. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

     Repurchase Agreements. The Fund may engage in repurchase agreement transactions with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New
York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays in or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
SBMFM, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

     Futures Contracts and Options on Futures Contracts. When deemed advisable by SBMFM, the Fund may enter into futures contracts or related options that are traded on a domestic exchange or board of trade. Such investments, if any, by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of the portfolio securities due to anticipated changes in interest rates, currency values and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. The Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premium paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission), exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered.
With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents set aside plus accrued profits held in a segregated account.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     Foreign Securities. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.
Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investments in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

     Corporate securities in which the Fund may invest include corporate fixed-income securities of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, and preferred stock.

     Certain of the corporate fixed-income securities in which the Fund may invest may involve equity characteristics. The Fund may, for example, invest in warrants for the acquisition of stock of the same or of a different issuer or in corporate fixed-income securities that have conversion or exchange rights permitting the holder to convert or exchange the securities at a stated price within a specified period of time into a specified number of shares of common stock. In addition, the Fund may invest in participations that are based on

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

revenues, sales or profits of an issuer or in common stock offered as a unit with corporate fixed-income securities.

     Currency Exchange Transactions and Options on Foreign Currencies. In order to protect against uncertainty in the level of future exchange rates, the Fund may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio positions.

     A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at an agreed-upon date which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of the currency increase.

     The Fund may purchase put options on a foreign currency in which securities held by the Fund are denominated to protect against a decline in the value of the currency in relation to the currency in which the exercise price is denominated. The Fund may purchase a call option on a foreign currency to hedge against an adverse exchange rate of the currency in which a security that it anticipates purchasing is denominated in relation to the currency in which the exercise price is denominated. An option on a foreign currency gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option. Although the purchase of an option on a foreign currency may constitute an effective hedge by the Fund against fluctuations in the exchange rates, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies purchased by the Fund may be traded on domestic and foreign exchanges or traded over-the-counter.

     Although the foreign currency market may not necessarily be more volatile than the market in other commodities, the foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange.
Because a forward
currency contract is not guaranteed by an exchange or clearinghouse, a default

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

     When-Issued Securities and Delayed-Delivery
Transactions. In order to
secure yields or prices deemed advantageous at the time, the Fund may purchase or sell any portfolio securities on a when-issued or delayed-delivery basis. The
Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account consisting of cash,
U.S. government securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

     Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or
U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

     Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of its value, the value of the Fund's net assets could be adversely affected.

     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

less stability, than those of developed countries.
Historical experience
indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

     CERTAIN INVESTMENT GUIDELINES

     Up to 15% of the assets of the Fund may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days, and (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options thereon.
Notwithstanding the foregoing, the Fund shall not invest more than 10% of its net assets in securities (excluding those subject to Rule 144A under the
Securities Act of 1933, as amended) that are restricted. In addition, the Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The Fund also may borrow from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional Information.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Options. The Fund may enter into options transactions primarily as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by SBMFM. Successful use by the Fund of options will depend on
SBMFM's ability to correctly predict movements in the direction of the stock

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist.

     Medium-, Low- and Unrated Securities. The Fund may invest up to 10% of its assets in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher return potential than higher-rated securities but involve greater volatility of price and risk of loss of income and principal. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities will likely have large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares.

     The markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn could adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

     While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

     Securities which are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal.
Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody's and D by S&P are in the lowest rating class and indicate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects. See the Appendix in the Trust's
Statement of Additional Information on bond ratings by Moody's and S&P.

     In light of these risks, SBMFM, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     The Fund's holdings in fixed-income securities (as rated by Moody's) for the fiscal year ended July 31, 1995 were composed as follows: 0.54% rated Baa;
20.15% rated Ba; 56.53% rated B; 2.80% rated Caa; and 4.53%
in non-rated
securities. The percentages were calculated on a dollar weighted average basis by determining monthly the percentage of the Fund's net assets invested in each rating category and do not necessarily indicate what the composition of the

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

Fund's holdings will be in subsequent years.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

     PORTFOLIO TRANSACTIONS

     All orders for transactions in securities and options on behalf of the Fund are placed by SBMFM with brokers and dealers (including
Smith Barney) that SBMFM
selects. The Fund may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when SBMFM believes that the broker's charge for the transactions does not exceed usual and customary levels.
The same standard applies to the use of Smith Barney as a commodities broker in connection with entering into options and futures contracts.

------------------------------------------------------------
--------------------
Valuation of Shares
------------------------------------------------------------
--------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. Net asset value is calculated separately for
Class A, B, C and Y shares.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfolio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or delegates. A security that is traded primarily on an exchange is valued at the last sale price of that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Investments in U.S. government securities
(other than short-term securities) are valued at the average of the quoted bid

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Valuation of Shares (continued)
------------------------------------------------------------
--------------------

and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those investments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
------------------------------------------------------------
--------------------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund will be treated separately from the Trust's other funds in determining the amounts of dividends from investment income and distributions of capital gains payable to shareholders.

     If a shareholder does not otherwise instruct, dividends and distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. Dividends from net investment income, if any, of the Fund will be declared monthly and paid on the last day of the Smith Barney statement month. The Fund's final distribution for each calendar year will include any remaining net investment income and net realized long- and short-term capital gains realized during the year and deemed undistributed during the year for Federal income tax purposes. In order to avoid the application of a 4% nondeductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gains, the Fund may make any additional distributions as may be necessary to avoid the application of this tax.

     If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions generally will be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable laws, a notice will accompany any distribution paid from sources other than net investment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------
--------------------

shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined without regard to the earnings of the other funds of the Trust. The Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. To meet those requirements, the Fund may need to restrict the degree to which it engages in short-term trading and transactions in options. If the Fund qualifies as a regulated investment company and meets certain distribution requirements, the
Fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid by the Fund from investment income and distributions of short-term capital gain will be taxable to shareholders as ordinary income for
Federal income tax purposes, whether received in cash or reinvested in additional shares. Furthermore, as a general rule, distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the investor has held his or her shares of the Fund.

     Distributions of capital gains or dividends received from foreign corporations will not qualify for the Federal dividends-received deduction for corporate shareholders (the "Corporate Deduction"). The Fund anticipates that most of its dividends will not qualify for the Corporate Deduction. Each shareholder will receive a statement annually from the Trust, which will set forth separately the aggregate dollar amount of dividends and capital gains distributed to the shareholder by the Fund with respect to the prior calendar year.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Shareholders are urged to consult their tax advisors regarding the application of Federal, state and local tax laws to their specific situation before investing in the Fund.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares
------------------------------------------------------------
--------------------

     GENERAL

     The Fund offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000. Class Z shares are offered without a sales charge, CDSC, or service or distribution fee, exclusively to: (a) tax-exempt employee benefit and retirement plans of Smith
Barney and its affiliates and (b) certain UITs sponsored by Smith Barney and its affiliates. Investors meeting either of these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Prospectus. See "Prospectus Summary - Alternative Purchase
Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, with an Introducing Broker or with an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund. Investors in Class Y shares may open an account by making an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, unitholders who invest distributions from a UIT sponsored by Smith Barney and Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

to time. Shares purchased will be held in the shareholder's account by the
Trust's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.


     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or FDISG is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic
Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

     The sales charges applicable to purchases of Class A
shares of the Fund are
as follows:
                                   Sales
                                 Charge as         Sales
Dealers
                                   % of          Charge as
Reallowance
                                 Offering          % of
as % of
Amount of Investment               Price      Amount
Invested    Offering Price
============================================================
====================
     Less than $25,000             4.50%            4.71%
4.05%
     $25,000 - $49,999             4.00%            4.17%
3.60%
     $50,000 - $99,999             3.50%            3.63%
3.15%
     $100,000 - $249,999           2.50%            2.56%
2.25%
     $250,000 - $499,999           1.50%            1.52%
1.35%
     $500,000 and over             *                *
*
============================================================
====================

* Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
     12 months of purchase. The CDSC on Class A shares is payable to Smith
     Barney, which compensates Smith Barney Financial
Consultants and other
     dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales
Charge Alternatives" and
     "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

     INITIAL SALES CHARGE WAIVERS

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Trustees of the Trust, employees of Travelers and its subsidiaries, or the spouses and children of such persons (including the surviving spouse of a deceased Trustee or employee, and retired Trustees or employees), employees of members of the
NASD, or sales to any trust, person, profit-sharing or other benefit plan for such persons, provided such sales are made upon the assurance of the purchaser

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the
Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the
Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) investments of distributions from a UIT sponsored by Smith
Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate.
In order to obtain
such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the minimum initial investment required. The sales charge applicable to purchases by

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative - Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds offered with a sales charge over a 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or FDISG to obtain a
Letter of Intent
application.

   Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the Fund and agree to purchase a total of $5,000,000 of Class Y shares of the same Fund within six months from the date of the Letter. If a total investment of
$5,000,000 is not made within the six-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's
Class A shares, which may include a CDSC of 1.00%. The Fund expects that such transfer will not be subject to Federal income taxes. Please contact a Smith
Barney Financial Consultant or FDISG for further information.

     DEFERRED SALES CHARGE ALTERNATIVES

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

     Class C shares and Class A shares that are CDSC Shares are subject to a
1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See "Purchase of Shares -
Smith Barney 401(k) Program."

Year Since Purchase
Payment Was Made
CDSC
============================================================
====================
   First
4.50%
   Second
4.00%
   Third
3.00%
   Fourth
2.00%
   Fifth
1.00%
   Sixth
0.00%
   Seventh
0.00%
   Eighth
0.00%
============================================================
====================

     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney
Shearson Short-Term World Income Fund (the "Short-Term World
Income Fund") on
July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for
Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See
"Prospectus Summary - Alternative Purchase Arrangements -
Class B Shares
Conversion Feature."

     The length of time that CDSC Shares acquired through an exchange have been

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For
Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100
Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemption of
shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation
(by Smith Barney in
the case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     SMITH BARNEY 401(K) PROGRAM

     Investors may be eligible to participate in the Smith
Barney 401(k)
Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

     The Fund offers to Participating Plans Class A, Class
B, Class C and Class
Y shares as investment alternatives under the Smith Barney
401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors, Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Participating
Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

     Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating
Plan first enrolled
in the Smith Barney 401(k) Program.

     Eight years after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

shares at that time each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See
"Purchase of Shares -- Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the
Participating Plan first enrolled in the Smith Barney 401(k) Program. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k)
Program, if its total Class C holdings equal at least
$500,000 as of the
calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.
Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of the Fund but instead may acquire Class A shares of the
Fund. Class C shares not converted will continue to be subject to the distribution fee.

     Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fee, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

     No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under Section
401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from FDISG. For further information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

------------------------------------------------------------
--------------------
Exchange Privilege
------------------------------------------------------------
--------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A,
Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made, and a sales charge differential may apply.


FUND NAME
------------------------------------------------------------
--------------------

Growth Funds
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Managed Growth Fund
      Smith Barney Special Equities Fund
      Smith Barney Telecommunications Growth Fund

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

Growth and Income Funds
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Income and Growth
Portfolio
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Strategic Investors Fund
      Smith Barney Utilities Fund

Taxable Fixed --Income Funds
    * Smith Barney Adjustable Rate Government Income Fund Smith Barney Diversified Strategic Income Fund
   ** Smith Barney Funds, Inc. -- Income Return Account
Portfolio
      Smith Barney Funds, Inc. -- Monthly Payment Government
Portfolio
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury
Securities Portfolio
      Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
      Smith Barney Government Securities Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
   ** Smith Barney Intermediate Maturity California
Municipals Fund
   ** Smith Barney Intermediate Maturity New York Municipals
Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
   ** Smith Barney Muni Funds -- California Limited Term
Portfolio
   ** Smith Barney Muni Funds -- Florida Limited Term
Portfolio
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
   ** Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Ohio Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Tax-Exempt Income Fund

International Funds
      Smith Barney Precious Metals and Minerals Fund Inc.
      Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

      Smith Barney World Funds, Inc. -- European Portfolio Smith Barney World Funds, Inc. -- Global Government
Bond Portfolio
      Smith Barney World Funds, Inc. -- International
Balanced Portfolio
      Smith Barney World Funds, Inc. -- International Equity
Portfolio
      Smith Barney World Funds, Inc. -- Pacific Portfolio

Money Market Funds
      Smith Barney Exchange Reserve Fund
      Smith Barney Money Funds, Inc. - Cash Portfolio
      Smith Barney Money Funds, Inc. - Government Portfolio
  *** Smith Barney Money Funds, Inc. - Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds - California Money Market
Portfolio
  +++ Smith Barney Muni Funds - New York Money Market
Portfolio

-----------
  *  Available for exchange with Class A, Class B and Class
Y shares of the
     Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
 **  Available for exchange with Class A, Class C and Class
Y shares of the
     Fund.
***  Available for exchange with Class A shares of the Fund.
  + Available for exchange with Class B and Class C shares of the Fund.
 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
     Barney 401(k) Program may exchange those shares for Class C shares of this fund.
+++ Available for exchange with Class A and Class Y shares of the Fund.


     Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney that the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or
her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------------
--------------------
Redemption of Shares
------------------------------------------------------------
--------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the
1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith
Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than those
held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

         Smith Barney High Income Fund
         Class A, B, C or Y (please specify)
         c/o First Data Investor Services Group, Inc.
         P.O. Box 9134
         Boston, Massachusetts 02205-9134

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of $2, 000, share certificate or stock power, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. FDISG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

   TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

   Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, including a signature guarantee, that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

   Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling FDISG at
1-800-451-2010. Such requests may be made between 9:00 a.m.
and 4:00 p.m. (New
York City time) on any day the NYSE is open. Redemptions of shares (i) by

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

retirement plans or (ii) for which certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m.
and 4:00 p.m. (New
York City time) on any day on which the NYSE is open.

   Additional Information regarding Telephone Redemption and
Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

------------------------------------------------------------
--------------------
Minimum Account Size
------------------------------------------------------------
--------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Performance
------------------------------------------------------------
--------------------

     YIELD

     From time to time, the Fund advertises the 30-day
"yield" of each Class of
shares. The Fund's yield refers to the income generated by an investment in those shares over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

     TOTAL RETURN

     From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Management of the Trust and the Fund
------------------------------------------------------------
--------------------

     BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the
Trust and the Fund, including agreements with the Fund's distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

     INVESTMENT ADVISER -- SBMFM

     SBMFM, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. SBMFM is a wholly owned subsidiary of Holdings.
SBMFM (through its predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

     Subject to the supervision and direction of the Trust's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. Under an investment advisory agreement, the Fund pays SBMFM a monthly fee at the annual rate of 0.50% of the value of the Fund's average daily net assets. For the fiscal year ended July 31, 1995, the Fund paid investment advisory fees to SBMFM in an amount equal to 0.50% of the value of its average daily net assets.

     PORTFOLIO MANAGEMENT

     John C. Bianchi, a Managing Director of Smith Barney, has served as
Investment Officer of the Fund since 1988 and is responsible for managing its day-to-day operations, including the making of investment decisions.

     Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended July 31, 1995 is included in the
Annual Report dated July 31, 1995. A copy of the Annual
Report may be obtained
upon request without charge from a Smith Barney Financial
Consultant or by
writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Management of the Trust and the Fund (continued)
------------------------------------------------------------
--------------------

     ADMINISTRATOR -- SBMFM

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. Pursuant to an administration agreement with the
Fund, SBMFM is paid a fee at the annual rate of 0.20% of the Fund's average daily net assets.

------------------------------------------------------------
--------------------
Distributor
------------------------------------------------------------
--------------------

     Smith Barney is located at 388 Greenwich Street, New
York, New York, 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class.
Smith Barney is also paid an annual distribution fee with respect to Class B and
Class C shares at the annual rate of 0.50% and 0.45%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by
Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include:
advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of
Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan with respect to Class B and Class C shares are not tied exclusively to the distribution and shareholder service expenses actually

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Distributor (continued)
------------------------------------------------------------
--------------------

incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trustee's will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith
Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------------
--------------------
Additional Information
------------------------------------------------------------
--------------------

     The Trust was organized on March 12, 1985, under the laws of the
Commonwealth of Massachusetts and is an entity commonly known as a
"Massachusetts business trust." The Trust offers shares of beneficial interest of separate series having a $.001 per share par value. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interest of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except on matters affecting the interests of one Class of shares.

     Each Class of Fund shares represents identical interests in the Fund's investment portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees, if any, borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and
(g) the conversion
feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Trust does not hold annual shareholder meetings.
There normally will be
no meetings of shareholders for the purpose of electing
Trustees unless and
until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Trust's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

Smith Barney High Income Fund

------------------------------------------------------------
--------------------
Additional Information (continued)
------------------------------------------------------------
--------------------

     PNC Bank, National Association, located at 17th and
Chestnut Streets,
Philadelphia, PA 19103, serves as custodian of the Trust's investments.

     FDISG is located at Exchange Place, Boston,
Massachusetts 02109, and serves
as the Trust's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the
Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Trust plans to consolidate the mailing of the
Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney
Financial Consultants or the Fund's transfer agent.

SMITH BARNEY

------------

                                          A Member of the
Travelers Group [LOGO]







Smith Barney

High

Income

Fund



388 Greenwich Street
                                                        New
York, New York 10013



FDO220 11/95

PROSPECTUS





SMITH BARNEY


High


Income


Fund



Class Z Shares Only



November 28, 1995


Prospectus begins on page one




[LOGO]  Smith Barney Mutual Funds
        Investing for your future.
        Every day.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Prospectus
November 28, 1995
------------------------------------------------------------
--------------------

     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney High Income Fund (the "Fund") is a diversified fund that seeks to provide shareholders with high current income by investing in high-yielding corporate bonds, debentures and notes. The Fund also purchases put and call options and writes covered put and call options on securities it holds and on stock indexes primarily as a hedge to reduce investment risk.

     The Fund is one of a number of funds, each having distinct investment objectives and policies, making up the Smith Barney Income
Funds (the "Trust").
The Trust is an open-end management investment company commonly referred to as a mutual fund.

     The Funds invests primarily in lower-rated bonds, commonly known as "junk bonds". Bonds of this type are subject to a greater risk of loss of principal and interest. Purchasers should carefully assess the risks associated with an investment in the Fund. See "Risk Factors and Special
Considerations."

     This Prospectus sets forth concisely certain information about the Fund and the Trust, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

     The Class Z shares described in this Prospectus
(previously designated as
Class C shares) are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc.
("Smith Barney") or
any of its affiliates ("Qualified Plans") and to certain unit investment trusts sponsored by Smith Barney or any of its affiliates ("Smith
Barney UITs").

     Additional information about the Fund and the Trust is contained in a
Statement of Additional Information dated November 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Table of Contents
------------------------------------------------------------
--------------------

The Fund's Expenses
3
------------------------------------------------------------
--------------------
Financial Highlights
4
------------------------------------------------------------
--------------------
Investment Objective and Policies
5
------------------------------------------------------------
--------------------
Valuation of Shares
16
------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
17
------------------------------------------------------------
--------------------
Purchase and Redemption of Shares
18
------------------------------------------------------------
--------------------
Exchange Privilege
19
------------------------------------------------------------
--------------------
Performance
21
------------------------------------------------------------
--------------------
Management of the Trust and Fund
22
------------------------------------------------------------
--------------------
Additional Information
24
------------------------------------------------------------
--------------------


============================================================
====================

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

============================================================
====================

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
The Fund's Expenses
------------------------------------------------------------
--------------------

     The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based upon the Fund's operating expenses for its most recent fiscal year:

Annual Fund Operating Expenses
(as a percentage of average net assets)

    Management fees
0.70%
    Other expenses
0.16%
------------------------------------------------------------
--------------------
TOTAL FUND OPERATING EXPENSES
0.86%
============================================================
====================

     The nature of the services for which the Fund pays management fees is described under "Management of the Trust and the Fund." "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Management of the Trust and the Fund."

                                                       1
year  3 years  5 years 10 years
============================================================
============================
An investor would pay the following expenses on a
$1,000 investment in Class Z shares of the Fund,
assuming (1) 5.00% annual return and (2) redemption
at the end of each time period:                          $9
$27      $48     $106
============================================================
============================

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

     The following information for the fiscal year ended July 31, 1995 has been audited by KPMGPeat Marwick LLP, independent accountants and appears in the
Fund's Annual Report dated July, 31 1995. The following information for the fiscal years ended July 31, 1993, through July 31, 1994 has been audited by
Coopers & Lybrand L.L.P. The information set forth below should be read in conjunction with the financial statements and related notes that also appear in the Fund's 1995 Annual Report, which is incorporated by reference into the
Statement of Additional Information.

For a Class Z share(1) of beneficial interest outstanding throughout each period:

                                         Year           Year
Period
                                         Ended
Ended          Ended
                                        7/31/95
7/31/94      7/31/93(2)
============================================================
====================
Net Asset Value, Beginning of Period    $11.16
$12.01         $11.03
------------------------------------------------------------
--------------------
Income From Operations:
    Net investment income                 1.11
1.10           0.79
    Net realized and unrealized
     gain (loss) on investments          (0.03)
(0.80)          1.07
------------------------------------------------------------
--------------------
Total Income from Operations              1.08
0.30           1.86
------------------------------------------------------------
--------------------
Less Distributions From:
    Net investment income                (1.08)
(1.09)         (0.84)
    Overdistribution of net income         --
(0.06)         (0.04)
    Capital                              (0.07)           --
--
------------------------------------------------------------
--------------------
Total Distributions                      (1.15)
(1.15)         (0.88)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period          $11.09
$11.16         $12.01
------------------------------------------------------------
--------------------
Total Return++                           10.55%
2.37%         17.47%+++
------------------------------------------------------------
--------------------
Ratios to Average Net Assets
    Expenses                              0.86%
0.77%          0.81%+
    Net investment income                10.28
9.61%          9.88%+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                     60%
98%            95%
============================================================
====================

(1) On November 7, 1994, the former Class C shares were renamed Class Z shares.
(2) The Fund commenced selling Class Z shares (previously designated as Class C shares) on November 6, 1992.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does noit reflect any applicable sales charge.
+++ Total return is not annualized as it may not be representative of the total return for the year.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies
------------------------------------------------------------
--------------------

     The Fund's investment objective is high current income. The Fund's investment objective may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund will achieve its investment objective. Although growth of capital is not an investment objective of the Fund, Smith Barney Mutual Funds Management Inc.
("SBMFM") may consider potential for growth as one factor, among others, in selecting investments for the Fund. The Fund will seek high current income by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate bonds, debentures and notes denominated in U.S. dollars or foreign currencies. Up to 40% of the Fund's assets may be invested in fixed-income obligations of foreign issuers, and up to 20% of its assets may be invested in common stock or other equity or equity-related securities, including convertible securities, preferred stock, warrants and rights. Securities purchased by the Fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's Investors Service, Inc.
("Moody's") or D by Standard & Poor's Corporation ("S&P"), or unrated securities that SBMFM deems of comparable quality. The Fund may invest up to 10% of its assets in low-rated securities or unrated securities of comparable quality.
Low-rated securities are securities rated less than investment grade by Moody's or S&P. See "Special ConsiderationsMedium-, Low- and Unrated Securities" below.
The Fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield. The
Fund also may invest in higher-rated securities when SBMFM believes that a more defensive investment strategy is appropriate in light of market or economic conditions. The Fund also may lend its portfolio securities, purchase or sell securities on a when-issued or delayed-delivery basis and write covered call options on securities. In order to mitigate the effects of uncertainty in future exchange rates, the Fund may engage in currency exchange transactions and purchase options on foreign currencies. The Fund also may hedge against the effects of changes in the value of its investments by purchasing put and call options on interest rate futures contracts. Special considerations associated with the Fund's investments are described below.

     Certain Investment Strategies

     In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below.
More detailed
information concerning these strategies and their related risks is contained in the Statement of Additional Information.




5
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Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     Covered Option Writing. The Fund may write call options on securities. The
Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

     Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

     The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option.

     The Fund may engage in a closing purchase transaction to realize a profit or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation.
The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

     Convertible Securities and Synthetic Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible



6
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Smith Barney High Income Fund -- Class Z Shares

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--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     As fixed-income securities, convertible securities generally provide a steady dividend which is higher than dividends paid by common stocks but at lower interest rates or dividend yields than non-convertible fixed-income securities. Like all fixed-income securities, there can be no assurance of current income because issuers may default on their obligations. Similarly, although the conversion feature of a convertible security enables the holder to benefit from increases in the market price of the underlying common stock (to a lesser extent than a direct holder of the common stock) there can be no assurance of capital appreciation because of market fluctuations.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the National Association of Securities Dealers Automated Quotation System. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.




7
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Smith Barney High Income Fund -- Class Z Shares

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Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     Additional Investments

     Money Market Instruments. When SBMFM believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may invest in short-term instruments without limitation. Short-term instruments in which the
Fund may invest include: United States government securities; certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A2 by S&P or
Prime2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding unsecured debt issue then rated within the three highest rating categories; and repurchase agreements as described below.

     United States Government Securities. United States government securities are obligations of, or guaranteed by, the United States government, its agencies or instrumentalities ("U.S. government securities"). The U.S. government securities in which the Fund may invest include: direct obligations of the
United States Treasury (such as Treasury Bills, Treasury
Notes and Treasury
Bonds) and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the
United States (such as Government National Mortgage Association ("GNMA") certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan
Banks); and securities that are supported by the credit of the instrumentality
(such as Federal National Mortgage Association ("FNMA") and
Federal Home Loan
Mortgage Corporation ("FHLMC") bonds). Treasury Bills have maturities of less than 1 year, Treasury Notes have maturities of 1 to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.
Certain U.S. government securities, such as those issued or guaranteed by GNMA,
FNMA and FHLMC, are mortgage-related securities. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from
U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

     Repurchase Agreements. The Fund may engage in repurchase agreement transactions with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New
York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.



8
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Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays in or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
SBMFM, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

     Futures Contracts and Options on Futures Contracts. When deemed advisable by SBMFM, the Fund may enter into futures contracts or related options that are traded on a domestic exchange or board of trade. Such investments, if any, by the Fund will be made solely for the purpose of hedging against the effects of changes in the value of the portfolio securities due to anticipated changes in interest rates, currency values and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. The Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premium paid for unexpired options to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission), exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered.
With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents set aside plus accrued profits held in a segregated account.

     The use of futures contracts and options on futures contracts as a hedging device involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.




9
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Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     Foreign Securities. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.
Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investments in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges.

     Corporate securities in which the Fund may invest include corporate fixed-income securities of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, and preferred stock.

     Certain of the corporate fixed-income securities in which the Fund may invest may involve equity characteristics. The Fund may, for example, invest in warrants for the acquisition of stock of the same or of a different issuer or in corporate fixed-income securities that have conversion or exchange rights permitting the holder to convert or exchange the securities at a stated price within a specified period of time into a specified number of shares of common stock. In addition, the Fund may invest in participations that are based on revenues, sales or profits of an issuer or in common stock offered as a unit with corporate fixed-income securities.



10
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Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     Currency Exchange Transactions and Options on Foreign Currencies. In order to protect against uncertainty in the level of future exchange rates, the Fund may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange and options on foreign currencies are limited to hedging involving either specific transactions or portfolio positions.

     A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at an agreed-upon date which may be any fixed number of days from the date of the contract agreed upon by the parties. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of the currency increase.

     The Fund may purchase put options on a foreign currency in which securities held by the Fund are denominated to protect against a decline in the value of the currency in relation to the currency in which the exercise price is denominated. The Fund may purchase a call option on a foreign currency to hedge against an adverse exchange rate of the currency in which a security that it anticipates purchasing is denominated in relation to the currency in which the exercise price is denominated. An option on a foreign currency gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option. Although the purchase of an option on a foreign currency may constitute an effective hedge by the Fund against fluctuations in the exchange rates, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies purchased by the Fund may be traded on domestic and foreign exchanges or traded over-the-counter.

     Although the foreign currency market may not necessarily be more volatile than the market in other commodities, the foreign currency market offers less protection against defaults in the forward trading of currencies than is available when trading in currencies occurs on an exchange. Because a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.




11
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Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     When-Issued Securities and Delayed-Delivery
Transactions. In order to
secure yields or prices deemed advantageous at the time, the Fund may purchase or sell any portfolio securities on a when-issued or delayed-delivery basis. The
Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account consisting of cash,
U.S. government securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commitments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

     Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or
U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

     Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when SBMFM believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the Fund deems representative of its value, the value of the Fund's net assets could be adversely affected.

     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.



12
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Smith Barney High Income Fund -- Class Z Shares

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--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

     Certain Investment Guidelines

     Up to 15% of the assets of the Fund may be invested in securities with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days, and (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options thereon.
Notwithstanding the foregoing, the Fund shall not invest more than 10% of its net assets in securities (excluding those subject to Rule 144A under the
Securities Act of 1933, as amended) that are restricted. In addition, the Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The Fund also may borrow from banks for temporary or emergency purposes, but not for investment purposes, in an amount up to 10% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of the majority of the Fund's outstanding shares is contained in the Statement of Additional Information.

     Risk Factors and Special Considerations

     Options. The Fund may enter into options transactions primarily as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by SBMFM. Successful use by the Fund of options will depend on
SBMFM's ability to correctly predict movements in the direction of the stock underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

     The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase options only if there appears to be a liquid secondary




13
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Smith Barney High Income Fund -- Class Z Shares

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--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist.

     Medium-, Low- and Unrated Securities. The Fund may invest up to 10% of its assets in medium- or low-rated securities and unrated securities of comparable quality. Generally, these securities offer a higher return potential than higher-rated securities but involve greater volatility of price and risk of loss of income and principal Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of future default or bankruptcy of the issuers of such securities.
Medium- and low-rated and comparable unrated securities will likely have large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares.

     The markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for certain medium- and low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn could adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

     While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such



14
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Smith Barney High Income Fund -- Class Z Shares

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--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

     Securities which are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal.
Securities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody's and D by S&P are in the lowest rating class and indicate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects. See the Appendix in the Trust's
Statement of Additional Information on bond ratings by Moody's and S&P.

     In light of these risks, SBMFM, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

     The Fund's holdings in fixed-income securities (as rated by Moody's) for the fiscal year ended July 31, 1995 were composed as follows: 0.54% rated Baa;
20.15% rated Ba; 56.53% rated B; 2.80% rated Caa; and 4.53%
in non-rated
securities. The percentages were calculated on a dollar weighted average basis by determining monthly the percentage of the Fund's net assets invested in each rating category and do not necessarily indicate what the composition of the
Fund's holdings will be in subsequent years.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a




15
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Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Investment Objective and Policies (continued)
------------------------------------------------------------
--------------------

significant operating history and be dependent on products or services without an established market share.

     Portfolio Transactions

     All orders for transactions in securities and options on behalf of the Fund are placed by SBMFM with broker-dealers that SBMFM selects, including Smith
Barney. The Fund may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when SBMFM believes that the broker's charge for the transactions does not exceed usual and customary levels.
The same standard applies to the use of Smith Barney as a commodities broker in connection with entering into options and futures contracts.

------------------------------------------------------------
--------------------
Valuation of Shares
------------------------------------------------------------
--------------------

     The net asset value per share of Class Z shares is determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE"), on each day that the NYSE is open by dividing the value of the Fund's net assets attributable to Class Z by the number of shares of the Class outstanding. The per share net asset value of the Class Z shares may be higher than those of other Classes because of the lower expenses attributable to Class Z shares.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Portfolio securities which are traded primarily on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or delegates. A security that is traded primarily on an exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business on each day. Investments in U.S. government securities
(other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trust's
Board of Trustees determines that amortized cost reflects fair value of those

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Valuation of Shares (continued)
------------------------------------------------------------
--------------------

investments. An option generally is valued at the last sale price or, in the absence of the last sale price, the last offer price.
Further information
regarding the Fund's valuation policies is contained in the Statement of
Additional Information.

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
------------------------------------------------------------
--------------------

     Dividends and Distributions

     The Fund will be treated separately from the Trust's other funds in determining the amounts of dividends from investment income and distributions of capital gains payable to shareholders.

     If a shareholder does not otherwise instruct, dividends and distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. Dividends from net investment income, if any, of the Fund will be declared monthly and paid on the last Friday of the month. The Fund's final distribution for each calendar year will include any remaining net investment income and net realized long- and short-term capital gains realized during the year and deemed undistributed during the year for Federal income tax purposes. In order to avoid the application of a 4% nondeductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gains, the Fund may make any additional distributions shortly before December 31 in each year as may be necessary to avoid the application of this tax.

     If, for any full fiscal year, the Fund's total distributions exceed net investment income and net realized capital gains, the excess distributions generally will be treated as a tax-free return of capital (up to the amount of the shareholder's tax basis in his or her shares). The amount treated as a tax-free return of capital will reduce a shareholder's adjusted basis in his or her shares. Pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable laws, a notice will accompany any distribution paid from sources other than net investment income. In the event the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions may have the effect of decreasing the Fund's total assets, which may increase the Fund's expense ratio.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes (continued)
------------------------------------------------------------
--------------------

     Taxes

     The Fund will be treated as a separate taxpayer with the result that, for
Federal income tax purposes, the amount of investment income and capital gains earned by the Fund will be determined without regard to the earnings of the other funds of the Trust. The Fund has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the
Internal Revenue Code of 1986, as amended. To meet those requirements, the Fund may need to restrict the degree to which it engages in short-term trading and transactions in options. If the Fund qualifies as a regulated investment company and meets certain distribution requirements, the Fund will not be subject to
Federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid by the Fund from investment income and distributions of short-term capital gain will be taxable to shareholders as ordinary income for
Federal income tax purposes, whether received in cash or reinvested in additional shares. Furthermore, as a general rule, distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the investor has held his or her shares of the Fund.

      Distributions of capital gains or dividends received from foreign corporations will not qualify for the Federal dividends-received deduction for corporate shareholders (the "Corporate Deduction"). The Fund anticipates that most of its dividends will not qualify for the Corporate Deduction. Each shareholder will receive a statement annually from the Trust, which will set forth separately the aggregate dollar amount of dividends and capital gains distributed to the shareholder by the Fund with respect to the prior calendar year.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Shareholders are urged to consult their tax advisors regarding the application of Federal, state and local tax laws to their specific situation before investing in the Fund.

------------------------------------------------------------
--------------------
Purchase and Redemption of Shares
------------------------------------------------------------
--------------------

     Purchases of the Fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or Smith Barney UIT. Purchases are effected at the net asset value next determined after a purchase order is received by Smith Barney
(the "trade date"). Payment is due to Smith Barney on the third business day

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Purchase and Redemption of Shares (continued)
------------------------------------------------------------
--------------------

(the "settlement date") after the trade date. Investors who make payment prior to the settlement date may designate a temporary investment
(such as a money
market fund of the Smith Barney Mutual Funds) for such payment until settlement date. The Fund reserves the right to reject any purchase order and to suspend the offering of shares for a period of time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, currently 4:00 p.m., New York time, on any day that the Fund's net asset value is calculated, are priced according to the net asset value determined on that day. See "Valuation of Shares."
Certificates for Fund
shares are issued upon request to the Trust's transfer agent.

     Shareholders may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to the close of regular trading on the NYSE are priced at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Qualified Plan or a Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

------------------------------------------------------------
--------------------
 Exchange Privilege
------------------------------------------------------------
--------------------

     Holders of Class Z shares in the Fund may exchange their shares at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of shares may be made at any time without payment of any exchange fee.

Fund Name
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Diversified Strategic Income Fund
Smith Barney Funds, Inc. -- Income and Growth Portfolio
Smith Barney Funds, Inc. -- Income Return Account Portfolio

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
Smith Barney High Income Fund
Smith Barney Managed Growth Fund
Smith Barney Money Funds, Inc. -- Cash Portfolio
Smith Barney Money Funds, Inc. -- Government Portfolio
Smith Barney Special Equities Fund
Smith Barney Utilities Fund
Smith Barney World Funds, Inc. --  International Equity
Portfolio

     The exchange of shares of one fund for shares of another fund is generally treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder. Therefore, an exchanging shareholder may realize a taxable gain or loss in connection with the exchange.
Shareholders should
consult their plan prospectus and/or other governing documents regarding exchanges. Generally, exchanges within such a plan are not treated as a taxable event.

     Shareholders exercising the exchange privilege with any of the other funds of the Smith Barney Mutual Funds should review the prospectus of that fund carefully prior to making an exchange. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

     Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders.
SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event,
SBMFM will notify Smith Barney, and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to
(a) redeem his or
her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Performance
------------------------------------------------------------
--------------------

     Yield

     From time to time, the Fund advertises the 30-day "yield" of its Class Z shares. The yield refers to the income generated by an investment in Class Z shares over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class Z shares during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

     Total Return

     From time to time the Fund may include its total return, average annual total return and current dividend return for Class Z shares in advertisements.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current dividend return is presented. The current dividend return for Class Z shares may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing the Class Z share's current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing the Class Z shares. Such performance information may include data from Lipper Analytical Services, Inc.
and other financial publications.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Performance (continued)
------------------------------------------------------------
--------------------

     Class Z's average annual total return was as follows for the periods indicated:

          10.55% for the one-year period beginning August 1, 1994 through July
          31, 1995.

          10.99% per annum for the period from commencement of operations
          (November 6, 1992) through July 31, 1995.

     Class Z's aggregate total return was as follows for the periods indicated:

          10.55% for the one-year period beginning August 1, 1994 through July
          31, 1995.

          32.94% for the period from commencement of operations (November 6,
          1992) through July 31, 1995.

------------------------------------------------------------
--------------------
Management of the Trust and the Fund
------------------------------------------------------------
--------------------

     Board of Trustees

     Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust and the Fund, including agreements with its distributor, investment adviser and administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser and administrator. The Statement of Additional Information contains background information regarding the Trustees and executive officers of the Trust.

     Investment Adviser, SBMFM

     SBMFM, located at 388 Greenwich Street, New York, New
York 10013, and
serves as the Fund's investment adviser. SBMFM is a wholly owned subsidiary of
Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services,
Life Insurance
Services and Property & Casualty Insurance Services. SBMFM
(through its
predecessor entities) has been in the investment counseling business since 1934 and is a registered investment adviser. SBMFM renders investment advice to investment companies that had aggregate assets under management as of September
30, 1995 in excess of $60 billion.

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Management of the Trust and the Fund (continued)
------------------------------------------------------------
--------------------

     Subject to the supervision and direction of the Trust's
Board of Trustees,
SBMFM manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered to the Fund, the Fund pays SBMFM a fee at the annual rate of 0.50% of the value of the Fund's average daily net assets.

     Portfolio Management

     John C. Bianchi, a Managing Director of Smith Barney, has served as Vice
President and Investment Officer of the Fund since 1988 and is responsible for managing its day-to-day operations, including the making of investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended July 31, 1995, is included in the Annual Report dated July 31, 1995. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

     Administrator -- SBMFM

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. Pursuant to an administration agreement with the
Fund, SBMFM is paid a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

     Distributor -- Smith Barney

     Smith Barney is located at 388 Greenwich Street, New
York, New York 10013,
and serves as the Fund's distributor. Smith Barney is a wholly owned subsidiary of Travelers.

------------------------------------------------------------
--------------------
Additional Information
------------------------------------------------------------
--------------------

     The Trust was organized on March 12, 1985, in the Commonwealth of
Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate series having a $.001 per share par value. Shares of beneficial interest of the Fund are currently classified into five Classes: A, B, C, Y and Z.
When matters are

Smith Barney High Income Fund -- Class Z Shares

------------------------------------------------------------
--------------------
Additional Information (continued)
------------------------------------------------------------
--------------------

submitted for shareholder vote, shareholders of each Class of the Fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Trust vote by individual fund on all matters except (a) matters affecting only the interest of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate. Similarly, shares of the Fund will be voted generally on a Fund-wide basis except on matters affecting the interests of one Class of shares.

     Each Class of Fund shares represents an identical pro rata interest in the
Fund's investment portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees, if any, borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privileges of each Class; and (g) the conversion feature of a Class of shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. The
Trustees, on an ongoing
basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Trust does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Fund's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

     PNCBank, National Association, located at 17th and
Chestnut Streets,
Philadelphia, PA 19103, serves as custodian of the Trust's investments.

     First Data Investor Services Group, Inc. is located at
Exchange Place,
Boston, Massachusetts 02109, and serves as the Trust's transfer agent.

     The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a listing of the investment securities held by the Fund at the end of the reporting period. Shareholders may seek information regarding the Fund from their Smith Barney Financial
Consultant.

SMITH BARNEY

------------

                                               A Member of
Travelers Group[LOGO]







Smith Barney

High

Income

Fund



388 Greenwich Street
                                                        New
York, New York 10013




FD

SMITH BARNEY

Exchange

Reserve

Fund

November 28, 1995


PROSPECTUS BEGINS ON PAGE ONE


P R O S P E C T U S

[LOGO] Smith Barney Mutual Funds
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS
NOVEMBER 28, 1995


388 Greenwich Street
New York, New York 10013
(212) 723-9218

  Smith Barney Exchange Reserve Fund (the "Fund"), a diversified fund, seeks to maximize current income to the extent consistent with the preservation of capi-tal and the maintenance of liquidity by investing in a diversified portfolio of high quality money market instruments.

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE
U.S. GOVERNMENT.
THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN
A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Income Funds (the "Trust"). The
Trust is an open-end management investment company commonly referred to as a mutual fund. Shares of other funds offered by the Trust are described in sepa-rate prospectuses that may be obtained by calling the Trust at the telephone number set forth above or by contacting your Smith Barney Financial Consultant.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including distribution fees and expenses, which prospective invest-ors will find helpful in making an investment decision.
Investors are encour-
aged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated November 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above, or by contacting your Smith Barney Financial Consultant. The Statement of Additional
Information has been filed with the Securities and Exchange
Commission (the
"SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Exchange Reserve Fund

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            7
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            13
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             14
-------------------------------------------------
PURCHASE OF SHARES                             15
-------------------------------------------------
EXCHANGE PRIVILEGE                             20
-------------------------------------------------
REDEMPTION OF SHARES                           22
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           25
-------------------------------------------------
YIELD INFORMATION                              25
-------------------------------------------------
MANAGEMENT OF THE FUND AND THE TRUST           25
-------------------------------------------------
DISTRIBUTOR                                    26
-------------------------------------------------
ADDITIONAL INFORMATION                         27
-------------------------------------------------

  No person has been authorized to give any information or to make any repre-sentations in connection with this offering other than those contained in this
Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distribu-tor. This Prospectus does not constitute an offer by the Fund or the Distribu-tor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end diversified management investment company that seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality short-term money market instruments. See
"Investment Objective
and Management Policies."

PURCHASE OF SHARES Shares of the Fund may be acquired by the general public only through the exchange of Class B or Class C shares of other funds of the
Smith Barney Mutual Funds. Class B or Class C shares of the Fund acquired through exchange are subject to the CDSC, if any, of the shares with which the exchange is made. All Class B and Class C shares are subject to an annual dis-tribution fee of .50% of the value of average daily net assets of the Fund.
Eight years after the date of their original purchase, Class B shares will be automatically redeemed at net asset value and the redemption proceeds will be reinvested, at net asset value, in Class A shares of Smith Barney Money Funds
Inc.--Cash Portfolio ("Cash Portfolio"). Upon this conversion, the shares will no longer be subject to the annual distribution fee.

Shares may be purchased through the Fund's distributor, Smith Barney Inc.
("Smith Barney"), a broker that clears securities through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group, Inc.
("FDISG"). See "Purchase of Shares."

SMITH BARNEY 401(K) PROGRAM Investors may be eligible to participate in the
Smith Barney 401(k) Program (the "401(k) Program") which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Internal Revenue Code of 1986, as amended (the
"Code"), as well as other types of participant directed, tax-qualified employee benefit plans (collectively, "Participating
Plans"). See "Purchase of
Shares--Smith Barney 401(k) Program."

INVESTMENT MINIMUMS Investors may open an account by making an initial invest-ment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan.
Subsequent invest-

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY (CONTINUED)

ments of at least $50 may be made for both Classes. For participants in retire-ment plans qualified under Section 403(b)(7) or Section
401(a) of the Code, the
minimum initial and subsequent investment requirement is $25. See "Purchase of
Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day that the New York Stock
Exchange, Inc. ("NYSE") is open for business. See
"Redemption of Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management Inc. (the "Manag-er") serves as the Fund's investment adviser and administrator. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversi-fied financial services holding company engaged, through its subsidiaries prin-cipally in four business segments: Investment Services, Consumer Finance Serv-ices, Life Insurance Services and Property & Casualty Insurance Services. See
"Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class of other funds of the Smith Barney Mutual Funds at the respective net asset values next determined, plus any applicable sales charge differential.
See "Exchange Privilege."

DIVIDENDS AND DISTRIBUTIONS Dividends are declared daily and paid monthly from net investment income. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of the
Fund will be reinvested automatically in additional shares at current net asset value unless otherwise specified by an investor. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares of Cash Portfolio. See
"Dividends, Distribu-
tions and Taxes."

SPECIAL CONSIDERATIONS AND RISK FACTORS There is no assurance that the Fund will achieve its investment objective. In light of the fees and CDSC imposed on
Class B and Class C shares, an investment in the Fund should be viewed as part of a long-term investment in the Smith Barney Mutual Funds. Investors seeking only to invest in a money market fund and who do not expect to re-exchange Fund shares for Class B shares of other of the Smith Barney

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY (CONTINUED)

Mutual Funds should consider more suitable investments, including other money market funds offered to the public by Smith Barney. See
"Investment Objective
and Management Policies" and "Purchase of Shares."

THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur, either directly or indirectly, as a shareholder of the Fund, based on the maximum CDSC that may be incurred at the time of redemption and, unless otherwise noted, the Fund's operating expenses for its most recent year:


CLASS B  CLASS C
------------------------------------------------------------
-------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum CDSC
    (as a percentage of original cost or redemption
proceeds,
    whichever is lower)
3.00%*   None*
------------------------------------------------------------
-------------------
  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management fees
 .50%     .50%
    12b-1 fee**
 .50      .50
    Other expenses
 .24      .21
------------------------------------------------------------
-------------------
  TOTAL FUND OPERATING EXPENSES
1.24%    1.21%
------------------------------------------------------------
-------------------

 * Class B or Class C shares of the Fund acquired through exchanges with shares of other funds of the Smith Barney Mutual Funds are subject to the
   CDSC, if any, of the shares with which the exchange is made, which may be more or less than 3.00%, in the case of Class B shares or may be 1.00%, in the case of Class C shares depending on the date such shares were purchased. Class B shares purchased by retirement plans other than
   Participating Plans are subject to a CDSC of 4.50%. See
"Purchase of
   Shares--Deferred Sales Charge."
** Upon conversion, Class B shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National
Association of Securities
   Dealers, Inc.

  The CDSC set forth in the above table is the maximum CDSC imposed by the
Fund on Class B shares purchased pursuant to the 401(k) Program. Investors may pay actual charges of less than 3% depending on the CDSC of the acquiring shares of the Fund through the exchange program or certain Benefit Plans who are not participating in The 401(k) Plan purchasing shares of the Fund with which the exchange was made, the length of time the shares are held. See "Re-demption of Shares." Smith Barney receives an annual 12b-1 distribution fee of
 .50% of the Fund's average daily net assets. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY (CONTINUED)


 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the above table. See "Purchase of Shares," and "Management of the
Fund and the Trust."

                                              1 YEAR 3 YEARS
5 YEARS 10 YEARS*
------------------------------------------------------------
------------------
  Assumes complete redemption at maximum
  applicable CDSC at end of each time period
    Class B                                    $43     $69
$98     $133
    Class C                                     12      38
66      147
  Assumes no redemption
    Class B                                    $13     $39
$68     $133
    Class C                                     12      38
66      147
------------------------------------------------------------
------------------

 * Ten year figures assume exchange of Class B shares for Class A shares of
   Smith Barney Money Funds, Inc.--Cash Portfolio at the end of the eighth year following the date of original purchase of such Class B shares.
   Accordingly, the expenses reflected above utilize the expenses of a Class A share of Cash Portfolio.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-
TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS
THAN THOSE SHOWN.

                       (This page intentionally left blank)

SMITH BARNEY
Exchange Reserve Fund

FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended July 31, 1995 has been audited by KPMG Peat Marwick, LLP, independent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. The following information for the fiscal years ended July 31, 1986 through July 31, 1994 has been audited by Coopers & Lybrand L.L.P. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                                        YEAR      YEAR
YEAR
                                       ENDED     ENDED
ENDED
                                      7/31/95   7/31/94
7/31/93
------------------------------------------------------------
-------
NET ASSET VALUE, BEGINNING OF PERIOD  $   1.00  $   1.00  $
1.00
------------------------------------------------------------
-------
 Net investment income                   0.044     0.022
0.021
 Dividends from net investment income   (0.044)   (0.022)
(0.021)
------------------------------------------------------------
-------
NET ASSET VALUE, END OF PERIOD        $   1.00  $   1.00  $
1.00
------------------------------------------------------------
-------
TOTAL RETURN++                            4.49%     2.18%
2.15%
------------------------------------------------------------
-------
NET ASSETS, END OF PERIOD (000'S)     $160,432  $252,246
$166,262
------------------------------------------------------------
-------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                 1.24%     1.26%
1.25%
 Net investment income                    4.35      2.24
2.16
------------------------------------------------------------
-------

SMITH BARNEY
Exchange Reserve Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


   YEAR       YEAR      YEAR      YEAR      YEAR     YEAR
PERIOD
  ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
ENDED
 7/31/92    7/31/91   7/31/90   7/31/89   7/31/88   7/31/87
7/31/86(1)
------------------------------------------------------------
------------
 $   1.00   $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
$  1.00
------------------------------------------------------------
------------
    0.040      0.062    0.0740    0.0802    0.0566   0.0460
0.0032
   (0.040)    (0.062)  (0.0740)  (0.0802)  (0.0566) (0.0460)
(0.0032)
------------------------------------------------------------
------------
 $   1.00   $   1.00  $   1.00  $   1.00  $   1.00  $  1.00
$  1.00
------------------------------------------------------------
------------
     4.06%      6.36%     7.62%     8.32%     5.85%    4.69%
0.32%(3)
------------------------------------------------------------
------------
 $225,476   $426,862  $686,756  $829,743  $215,731  $83,366
$ 2,778
------------------------------------------------------------
------------
     1.22%      1.17%     1.15%     1.22%     1.46%    1.61%
1.50%+
     4.13       6.27      7.42%     8.36%     5.69%    4.96%
4.78%+
------------------------------------------------------------
------------

FOR A CLASS C SHARE OF BENEFICIAL INTEREST OUTSTANDING
THROUGHOUT EACH PERIOD:

                                        PERIOD
                                        ENDED
                                      7/31/95(2)
-------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00
-------------------------------------------------
 Net investment income                   0.035
 Dividends from net investment income   (0.035)
-------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $ 1.00
-------------------------------------------------
TOTAL RETURN++                            3.52%(3)
-------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)       $2,850
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                 1.21%+
 Net investment income                    4.76+
-------------------------------------------------

(1) For the period from July 8, 1986 (commencement of operations) to July 31,
    1987.
(2) For the period from November 7, 1994 (inception date) to
July 31, 1995.
(3) Total return is not annualized as it may not be representative of the total return for the year.
 +  Annualized.
++ Total return represents aggregate total return for the period indicated
    and does not reflect any applicable sales charge.

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
This investment
objective may not be changed without the approval of the holders of a majority of the Fund's shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing in short-term money market instruments, including: securities issued or guaranteed by the United States government, its agencies and instrumentalities ("U.S. gov-ernment securities"); repurchase agreements with respect to the foregoing;
bank time deposits, certificates of deposit and bankers' acceptances; and high grade commercial paper. The following is a brief description of the kinds of instruments in which the Fund may invest:

  U.S. Government Securities in which the Fund may invest include: direct obligations of the United States Treasury such as Treasury Bills, Treasury
Notes and Treasury Bonds; obligations which are supported by the full faith and credit of the United States such as Government National Mortgage Associa-tion pass-through certificates; obligations which are supported by the right of the issuer to borrow from the United States Treasury, such as securities of
Federal Home Loan Banks; and obligations which are supported by the credit of the instrumentality, such as Federal National Mortgage Association and Federal
Home Loan Mortgage Association bonds. Because the United States government is not obligated by law to provide support for an instrumentality that it spon-sors, the Fund will invest in obligations issued by such an instrumentality only when the Fund's investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

  Certificates of Deposit, Time Deposits and Bankers'
Acceptances in which the
Fund may invest generally are limited to those instruments issued by domestic and foreign banks, savings and loan associations and other banking institu-tions having total assets in excess of $1 billion. Certificates of deposit
("CDs") are short-term negotiable obligations of commercial banks; time depos-its ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. The Fund may invest in U.S. dollar-denomi-nated bank obligations, such as CDs, bankers' acceptances and TDs, including instruments issued or supported by the credit of domestic or foreign banks or savings institutions having total assets at the time of purchase in excess of
$1 billion.

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

The Fund generally will invest at least 25% of its assets in these securities.
The Fund will invest in an obligation of a foreign bank or foreign branch of a domestic bank only if the Fund's investment adviser deems the obligation to present minimal credit risks. Nevertheless, this kind of obligation entails risks that are different from those of investments in domestic obligations of domestic banks due to differences in political, regulatory and economic sys-tems and conditions. The Fund will not purchase TDs maturing in more than seven calendar days and will limit to no more than 10% of its assets its investment in TDs maturing from two business days through seven calendar days.

  Commercial Paper in which the Fund may invest is limited to direct obliga-tions of issuers that at the time of purchase are Eligible Securities (as defined below under "Fund Quality and Diversification") that are (a) rated by at least one nationally recognized statistical rating organization ("NRSRO") in the highest rating category for short-term debt securities or (b) compara-ble unrated securities. The Fund will not purchase commercial paper of any foreign issuer if after such purchase more than 20% of the value of the Fund's assets would consist of commercial paper of foreign issuers. The Fund also may invest in variable rate master demand notes, which are unsecured demand notes typically purchased directly from large corporate issuers providing for vari-able amounts of principal indebtedness and periodic adjustments in the inter-est rate according to the terms of the instrument. Demand notes normally are not traded in a secondary market. However, the Fund may demand payment of principal and accrued interest in full at any time without penalty. In addi-tion, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper.
The Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

 CERTAIN INVESTMENT POLICIES

  Price and Portfolio Maturity. The Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. For this pur-pose, variable rate master demand notes (as described above under "Commercial
Paper"), which are payable on demand or, under certain conditions, at speci-fied periodic intervals not exceeding thirteen months, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfo-lio

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

  Fund Quality and Diversification. The Fund will limit its investments to securities that the Trust's Board of Trustees determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the "Req-uisite NRSROs" in one of the two highest short-term rating categories, securi-ties of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. If the Fund acquires securities that are unrated or that have been rated by a single NRSRO, the acquisition must be approved or ratified by the Trust's
Board of Trustees. The NRSROs currently designated as such by the SEC are
Standard & Poor's Corporation, Moody's Investors Service,
Inc., Thomson
BankWatch, Fitch Investors Services, Inc., Duff & Phelps Inc. and IBCA Limited and its affiliate, IBCA, Inc. A discussion of the ratings categories of the
NRSROs is contained in the Appendix to the Statement of Additional Informa-tion.

  The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. In addi-tion, the Fund may not invest more than 5% of its total assets in Eligible
Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the secu-rities are rated by the Requisite NRSROs in the highest short-term rating cat-egory, are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and
(b) the Fund does not make more than one such investment at any one time.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions. Under the terms of a typical repurchase agreement, the Fund would acquire a U.S. government security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby deter-

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

mining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the
Fund's holding period. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The
Fund's investment adviser or administrator, acting under the supervision of the
Trust's Board of Trustees, reviews on an ongoing basis the value of the collat-eral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

 CERTAIN INVESTMENT GUIDELINES

  The Fund will concentrate its investments in the banking industry except dur-ing temporary defensive periods. Up to 25% of the assets of the Fund may be invested at any time in the obligations of issuers conducting their principal business activities in any industry other than banking. The Fund may not acquire more than 10% of the voting or any other class of securities of any one issuer, except that U.S. government securities may be purchased without regard to these limits. In addition, the Fund may invest up to an aggregate of 10% of its total assets in illiquid securities with contractual or other restrictions on resale and other instruments which are not readily marketable, including:
(a) repurchase agreements providing for settlement in more than seven days after notice by the Fund and (b) TDs maturing from two business days through seven calendar days. Up to 5% of the Fund's assets may be invested in the secu-rities of issuers that have been in continuous operation for less than three years. The Fund also is authorized to borrow in an amount of up to 10% of its total assets for temporary or emergency purposes, but not for leverage, and to pledge its assets to the same extent in connection with such borrowings. When-ever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. A more detailed description of these policies, together with an enumeration of additional investment restrictions which the

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

Fund has adopted and which cannot be changed without the approval of the hold-ers of a majority of the Fund's outstanding shares, is contained in the State-ment of Additional Information.

 SPECIAL CONSIDERATIONS AND RISK FACTORS

  The Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the
Fund. The market value of the obligations held by the Fund can be expected to vary inversely to changes in the prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments pro-ducing lower yields than the balance of its portfolio, thereby reducing the
Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

  Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revalu-ation of currencies, future political and economic developments and the possi-ble imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applica-ble to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, and is computed by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a con-stant net asset value of $1.00 per share.

SMITH BARNEY
Exchange Reserve Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in deter-mining the amount of dividends from net investment income and distributions of capital gains payable to shareholders.

  The Fund declares dividends daily consisting of substantially all of its net investment income, and pays dividends monthly. Any net realized gains will be distributed at least annually. If a shareholder does not otherwise instruct, dividends and capital gains will be reinvested automatically in additional shares of the same Class at net asset value subject to no CDSC. Dividends and distributions are treated the same for tax purposes whether taken in cash or reinvested in additional shares.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for federal tax purposes, the amount of investment income and capital gains earned will be determined on a fund-by-fund basis, rather than on a Trust-wide basis.
The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In any taxable year in which the Fund so qual-ifies and distributes at least 90% of its investment company taxable income
(which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), the Fund (but not its shareholders) generally will be relieved of federal income tax on the investment company taxable income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, distributed to shareholders. In order to qualify as a regulated investment company, the Fund will be required to meet various Code requirements.

  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. In order to avoid application of the excise tax, the Fund intends to make its distributions in accordance with this requirement.

  Distributions of any investment company taxable income are taxable to share-holders as ordinary income. Distributions of any net capital gains designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time a shareholder may have held shares of the Fund.

SMITH BARNEY
Exchange Reserve Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)


  Dividends (including capital gain dividends) declared by the Fund in October,
November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on Decem-ber 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following calendar year.

  Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder generally will realize a taxable gain or loss. Such gain or loss generally will be a capital gain or loss if the shares are capital assets in the shareholder's hands, and generally will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized by a shareholder on disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

  Shareholders will be notified annually about the amounts of dividends and distributions, including the amounts (if any) for that year which have been designated as capital gain dividends. Dividends and distributions and gains realized upon a disposition of Fund shares may also be subject to state, local or foreign taxes depending on each shareholder's particular situation. Divi-dends consisting of interest from obligations of the United
States government
and certain of its agencies and instrumentalities may be exempt from all state and local income taxes. Shareholders should consult their tax advisors for spe-cific information on the tax consequences of particular types of distributions.

PURCHASE OF SHARES


  Fund shares may be acquired only through exchanges with Class B and Class C shares of other funds of the Smith Barney Mutual Funds, except that Class B shares may be acquired directly by participants in the 401(k) Program ("Partic-ipating Plans") and certain qualified and non-qualified retirement programs
(collectively with Participating Plans, "Benefit Plans").
Investors purchasing
Class B shares of the Fund through a Benefit Plan may do so directly through the Trust's transfer agent, FDISG. Class B shares or Class C shares acquired through exchange are subject to the CDSC, if any, of the shares with which the exchange is made. Class B shares purchased directly by Participating Plans are subject to a CDSC of 3%. See "Purchase of Shares--Smith Barney 401(k) Program."
Class B shares acquired directly by a Benefit Plan other than a Participating
Plan will be subject to the CDSC as set forth below.

SMITH BARNEY
Exchange Reserve Fund

PURCHASE OF SHARES (CONTINUED)


  In light of the distribution fee imposed on Class B shares and Class C shares, an investment in the Fund should be viewed as part of a long-term investment in the Smith Barney Mutual Funds. Investors seeking only to invest in a money market fund and who do not expect to exchange Fund shares for shares of other funds of the Smith Barney Mutual Funds should consider more suitable investments, including other money market funds offered by Smith Barney.

  The Fund employs a distribution method which differs from that of certain other mutual funds that invest in money market instruments. Before investing in the Fund, among other things, investors should consider that certain other funds with an investment objective and policies similar to those of the Fund do not pay distribution expenses or impose any sales charge.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

 DEFERRED SALES CHARGE

  Class B shares sold directly to Benefit Plans other than a Participating Plan will be assessed a CDSC on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Such shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; and
(c) shares
redeemed more than five years after their purchase. The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for the purpose of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by Benefit Plans other than Participating Plans.

SMITH BARNEY
Exchange Reserve Fund

PURCHASE OF SHARES (CONTINUED)


      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 4.50%
      Second                4.00%
      Third                 3.00%
      Fourth                2.00%
      Fifth                 1.00%
      Sixth                 0.00%
      Seventh               0.00%
      Eighth                0.00%
---------------------------------

  Class B shares will convert automatically to Class A shares of Cash Portfolio eight years after the date on which they were purchased and will thereafter no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder. Shareholders who held
Class B shares of Smith
Barney Shearson Short-Term World Income Fund (the "Short-
Term World Income
Fund") on July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Cash Portfolio four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date.

  The length of time that Class B or Class C shares subject to a CDSC have been held will be calculated from the date that the shares were initially acquired in the Fund or one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreci-ation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange
Privilege"); (b) au-
tomatic cash withdrawals in amounts equal to or less than 1.00% per

SMITH BARNEY
Exchange Reserve Fund

PURCHASE OF SHARES (CONTINUED)

month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") provided, however, that auto-matic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994; (c) redemptions of shares within
12 months following the death or disability of the shareholder; (d) involun-tary redemptions; and (e) redemptions of shares in connection with a combina-tion of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by
Smith Barney in
case of shareholders who are also Smith Barney clients or by FDISG in the case of all shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(k) PROGRAM

  Shareholders investing in the Fund may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan spon-sors in the creation and operation of retirement plans qualified under Section
401(a) of the Code. It is anticipated that Participating
Plans will purchase
Class B shares of the Fund as part of a multi-fund investment program. Partic-ipating Plans may acquire shares of the Fund only through an exchange from
Class B shares of another fund in the Smith Barney Mutual Funds or through direct investment only if they hold Class B shares of another of the Smith
Barney Mutual Funds.

  The Fund offers to Participating Plans Class B shares as investment alterna-tives under the Smith Barney 401(k) Program. Class B shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distri-bution fees as, but different sales charge and CDSC schedules than, the Class
B shares acquired by other investors. Once a Participating
Plan has made an
initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Bar-ney Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Pro-
gram are subject to a CDSC of 3.00% of redemption proceeds, if the Partici-

SMITH BARNEY
Exchange Reserve Fund

PURCHASE OF SHARES (CONTINUED)

pating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Eight years after the date the Participating Plan enrolled in the Smith Bar-ney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of Cash Portfolio. Such
Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of Cash Portfolio. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares--Deferred Sales Charge
Alternatives."

  No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain dis-tributions. Whether or not the CDSC applies to a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the
Smith Barney 401(k) Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the retirement of an employee in the Participating Plan;
(b) the termina-
tion of employment of an employee in the Participating Plan;
(c) the death or
disability of an employee in the Participating Plan; (d) the attainment of age
59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the
Code; or (f) redemptions of shares in connection with a loan made by the Par-ticipating Plan to an employee.

  Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from FDISG. For fur-ther information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

SMITH BARNEY
Exchange Reserve Fund

EXCHANGE PRIVILEGE

  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual
Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges are subject to minimum investment requirements and other requirements of the fund into which exchanges are made and a sales charge dif-ferential may apply.

 FUND NAME

  Growth Funds
    Smith Barney Aggressive Growth Fund Inc.
    Smith Barney Appreciation Fund Inc.
    Smith Barney Fundamental Value Fund Inc.
    Smith Barney Growth Opportunity Fund
    Smith Barney Managed Growth Fund
    Smith Barney Special Equities Fund
    Smith Barney Telecommunications Growth Fund

  Growth and Income Funds
    Smith Barney Convertible Fund
    Smith Barney Funds, Inc.--Income and Growth Portfolio
    Smith Barney Growth and Income Fund
    Smith Barney Premium Total Return Fund
    Smith Barney Strategic Investors Fund
    Smith Barney Utilities Fund

  Taxable Fixed-Income Funds
   *Smith Barney Adjustable Rate Government Income Fund
    Smith Barney Diversified Strategic Income Fund
  **Smith Barney Funds, Inc.--Income Return Account
Portfolio
    Smith Barney Funds, Inc.--Monthly Payment Government
Portfolio
    Smith Barney Funds, Inc.--U.S. Government Securities
Portfolio
    Smith Barney Government Securities Fund
    Smith Barney High Income Fund
    Smith Barney Investment Grade Bond Fund
    Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds
    Smith Barney Arizona Municipals Fund Inc.
    Smith Barney California Municipals Fund Inc.
  **Smith Barney Intermediate Maturity California Municipals
Fund
  **Smith Barney Intermediate Maturity New York Municipals
Fund

SMITH BARNEY
Exchange Reserve Fund

EXCHANGE PRIVILEGE (CONTINUED)

    Smith Barney Managed Municipals Fund Inc.
    Smith Barney Massachusetts Municipals Fund
  **Smith Barney Muni Funds--California Limited Term
Portfolio
  **Smith Barney Muni Funds--Florida Limited Term Portfolio
    Smith Barney Muni Funds--Florida Portfolio
    Smith Barney Muni Funds--Georgia Portfolio
  **Smith Barney Muni Funds--Limited Term Portfolio
    Smith Barney Muni Funds--New York Portfolio
    Smith Barney Muni Funds--Ohio Portfolio
    Smith Barney Muni Funds--Pennsylvania Portfolio
    Smith Barney New Jersey Municipals Fund Inc.
    Smith Barney Oregon Municipals Fund
    Smith Barney Tax-Exempt Income Fund

  International Funds
    Smith Barney Precious Metals and Minerals Fund Inc. Smith Barney World Funds, Inc.--Emerging Markets
Portfolio
    Smith Barney World Funds, Inc.--European Portfolio
    Smith Barney World Funds, Inc.--Global Government Bond
Portfolio
    Smith Barney World Funds, Inc.--International Balanced
Portfolio
    Smith Barney World Funds, Inc.--International Equity
Portfolio
    Smith Barney World Funds, Inc.--Pacific Portfolio
------------------------------------------------------------
-------------------
 * Available for exchange with Class B and Class C shares of the Fund. In addition, shareholders who own Class C shares of the Fund in a Smith Barney
   401(k) Program may exchange those shares for Class C shares of this fund.
** Available for exchange with Class C shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder unless such share-holder was a Class B shareholder of the Short-Term World
Fund on July 15, 1994
wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange
Program".

SMITH BARNEY
Exchange Reserve Fund

EXCHANGE PRIVILEGE (CONTINUED)

Exchanges will be processed at the net asset value next determined after the redemption proceeds are available. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privi-leges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on a day on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and
Smith Barney will benefit from the use of temporarily uninvested funds. Redemp-tion proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

SMITH BARNEY
Exchange Reserve Fund

REDEMPTION OF SHARES (CONTINUED)


  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant.
Shares other than
those held by Smith Barney as custodian may be redeemed through an investor's
Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

     Smith Barney Exchange Reserve Fund
     Class B or Class C (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of
$2,000, share certificate or stock power, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemp-tion request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise direct-ed, redemption proceeds will be mailed to an investor's address of record.
FDISG may require additional supporting documents for redemptions made by cor-porations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retire-ment plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan com-

SMITH BARNEY
Exchange Reserve Fund

REDEMPTION OF SHARES (CONTINUED)

mences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial
Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact FDISG at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee that will be provided by FDISG upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the
Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at 1-
800-451-2010. Such requests may be made between 9:00 a.m.
and 5:00 p.m. (New
York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which
certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the sharehold-er's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the share-holder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m.
(New York City time) on any day on which the NYSE is open.
Exchange requests
received after the close of regular trading on the NYSE are processed at the net assets value next determined.

SMITH BARNEY
Exchange Reserve Fund

REDEMPTION OF SHARES (CONTINUED)


  Additional Information regarding Telephone Redemption and
Exchange Program.
Neither the Fund nor its agents will be liable for following instructions com-municated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

YIELD INFORMATION


  From time to time the Fund may advertise its yield and effective yield of
Class B and Class C shares. These yield figures are based on historical earn-ings and are not intended to indicate future performance. The yield of a Class refers to the net investment income generated by an investment in the Class over a specific seven-day period (which will be stated in the advertisement).
This net investment income is then annualized. The effective yield is calcu-lated similarly but, when annualized, the income earned by an investment in the
Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

MANAGEMENT OF THE FUND AND THE TRUST


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Trust and the
Fund rests with the Trust's Board of Trustees. The Trustees approve all signif-icant agreements between the Trust and the companies that furnish services to the Fund, including agreements with its investment adviser, administrator, cus-todian and transfer agent. The day-to-day operations of the Fund are delegated to its investment adviser and administrator. The Statement of Additional
Informa-

SMITH BARNEY
Exchange Reserve Fund

MANAGEMENT OF THE FUND AND THE TRUST (CONTINUED)

tion contains general background information regarding each Trustee and execu-tive officer of the Fund.

 INVESTMENT ADVISER

  The Manager is located at 388 Greenwich Street, New York,
New York 10013,
and serves as the Fund's investment adviser pursuant to an advisory agreement dated August 31, 1995 and is a wholly owned subsidiary of Holdings. The Man-ager (through its predecessors) has been in the investment counseling business since 1934 and is a registered investment adviser. The
Manager renders invest-
ment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of $60 billion.

  Subject to the supervision and direction of the Trust's
Board of Trustees,
the Manager manages the Fund in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment services rendered, the Fund pays the Manager a fee at the annual rate of 0.30% of the Fund's average daily net assets.

 ADMINISTRATOR

  The Manager also serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. For administration services ren-dered, the Fund pays the Manager a fee at the annual rate of
 .20% of the
Fund's average daily net assets.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York,
New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under
Rule 12b-1 under the Act (the "Plan"), Smith Barney is paid a distribution fee with respect to Class B and Class C shares of the Fund at the annual rate of
0.50% of the average daily net assets of each respective
Class' shares. Class
B shares that automatically convert to Class A shares of Cash Portfolio eight years after the date of original purchase will no longer be subject to distri-

SMITH BARNEY
Exchange Reserve Fund

DISTRIBUTOR (CONTINUED)

bution fees. The fees are used by Smith Barney to pay its Financial Consul-tants to cover expenses primarily intended to result in the sale of shares.
These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney
Financial Consultants and other persons who provide support services in con-nection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  Payments under the Plan with respect to Class B and Class
C shares are not
tied exclusively to the distribution expenses actually incurred by Smith Bar-ney, and such payments may exceed distribution expenses actually incurred by
Smith Barney. The Board of Trustees evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all rel-evant factors, including expenses borne by Smith Barney and amounts received under the Plan and the proceeds of CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985, under the laws of the Common-wealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate series having a $.001 per share par value. When matters are submitted for shareholder vote, shareholders of each fund of the Trust will have one vote for each full share owned and a proportionate, fractional vote for any frac-tional share held. Generally, shares of the Trust vote by individual funds on all matters except (a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or (b) when the 1940 Act requires that shares of the funds be voted in the aggregate.

  The Trust does not hold annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the
Trustees holding office have been elected by shareholders.
The Trustees will
call a meeting for any purpose upon the written request of holders of at least
10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, National Association, located at 17th and
Chestnut Streets, Phila-
delphia, PA 19103, serves as custodian of the Trust's investments.

SMITH BARNEY
Exchange Reserve Fund

ADDITIONAL INFORMATION (CONTINUED)


  FDISG is located at Exchange Place, Boston, Massachusetts
02109, and serves
as the Trust's transfer agent.

  The Trust sends to each shareholder of the Fund a semi-annual report and an audited annual report, each of which includes a list of the investment securi-ties held by the Trust. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its
Prospectus so that a shareholder having multiple accounts will receive a single
Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Financial Consultant or the Trust's transfer agent. Shareholders may seek information regarding the
Trust, including the current performance of the Fund, from their Smith Barney
Financial Consultants.

SmithBarney

-----------

                                               A Member of
TravelersGroup [LOGO]






SMITH BARNEY

EXCHANGE

RESERVE

FUND


388 Greenwich Street
                                                        New
York, New York 10013



FD 0218 11/95

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS
NOVEMBER 28, 1995

------------------------------------------------------------
--------------------
3100 Breckenridge Blvd., Bldg. 200
Duluth, Georgia 30199-0062
(800) 544-5445

  Smith Barney Exchange Reserve Fund (the "Fund"), a diversified fund, seeks to maximize current income to the extent consistent with the preservation of capi-tal and the maintenance of liquidity by investing in a diversified portfolio of high quality money market instruments.

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE
U.S. GOVERNMENT.
THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN
A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.

  The Fund is one of a number of funds, each having distinct investment objec-tives and policies making up the Smith Barney Income Funds
(the "Trust"). The
Trust is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including distribution fees and expenses, which prospective invest-ors will find helpful in making an investment decision.
Investors are encour-
aged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated November 28, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above, or by contacting an Investments Representative of PFS Investments
Inc. ("PFS Invest-
ments"). The Statement of Additional Information has been filed with the Secu-rities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

PFS DISTRIBUTORS INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Exchange Reserve Fund

TABLE OF CONTENTS


PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                            7
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES    9
-------------------------------------------------
VALUATION OF SHARES                            13
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             14
-------------------------------------------------
PURCHASE OF SHARES                             15
-------------------------------------------------
EXCHANGE PRIVILEGE                             16
-------------------------------------------------
REDEMPTION OF SHARES                           17
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           19
-------------------------------------------------
YIELD INFORMATION                              19
-------------------------------------------------
MANAGEMENT OF THE FUND AND THE TRUST           20
-------------------------------------------------
DISTRIBUTOR                                    21
-------------------------------------------------
ADDITIONAL INFORMATION                         22
-------------------------------------------------

------------------------------------------------------------
--------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

------------------------------------------------------------
--------------------

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end diversified management investment company that seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality short-term money market instruments. See
"Investment Objective
and Management Policies."

PURCHASE OF SHARES Shares of the Fund may be acquired by the general public only through the exchange of Class B shares of other of the Smith Barney
Mutual Funds. Class B shares of the Fund acquired through exchange are subject to the CDSC, if any, of the shares with which the exchange is made. All Class
B shares are subject to an annual distribution fee of .50% of the value of average daily net assets of the Fund. Eight years after the date of their original purchase, Class B shares will be automatically redeemed at net asset value and the redemption proceeds will be reinvested, at net asset value, in
Class A shares of Smith Barney Money Funds Inc. -- Cash Portfolio ("Cash Port-folio"). Upon this conversion, the shares will no longer be subject to the annual distribution fee. In addition to Class B shares, the Fund offers Class
C shares to investors exchanging Class C shares of another of the Smith Barney
Funds purchased through Smith Barney Inc. ("Smith Barney"), a distributor of the Fund.

  Shares may be purchased through the Fund's distributor, PFS Distributors
("PFS") See "Purchase of Shares."

INVESTMENT MINIMUMS Investors may open an account by making an initial invest-ment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Subsequent investments of at least $50 may be made for Class B shares. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement is $25. See "Purchase of
Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day that the New York
Stock Exchange, Inc. ("NYSE") is open for business. See
"Redemption of
Shares."

MANAGEMENT OF THE FUND Smith Barney Mutual Funds Management
Inc. (the "Manag-
er") serves as the Fund's investment adviser and administrator. The

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY (CONTINUED)

Manager is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Hold-ings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travel-ers"), a diversified financial services holding company engaged, through its subsidiaries principally in four business segments:
Investment Services, Con-
sumer Finance Services, Life Insurance Services and Property & Casualty Insur-ance Services. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares may be exchanged for Class B shares of certain other funds of the Smith Barney Mutual Funds at the net asset value next determined, plus any applicable sales charge differential. See "Exchange
Privilege."

DIVIDENDS AND DISTRIBUTIONS Dividends are declared daily and paid monthly from net investment income. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of the
Fund will be reinvested automatically in additional shares at current net asset value unless otherwise specified by an investor. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares of Cash Portfolio. See
"Dividends, Distribu-
tions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There is no assurance that the Fund will achieve its investment objective. In light of the fees and CDSC imposed on
Class B shares, an investment in the Fund should be viewed as part of a long-term investment in the Smith Barney Mutual Funds. Investors seeking only to invest in a money market fund and who do not expect to re-exchange Fund shares for Class B shares of other of the Smith Barney Mutual Funds should consider more suitable investments, including other money market funds offered to the public by Smith Barney. See "Investment Objective and Management Policies" and
"Purchase of Shares."

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and expenses that an investor will incur, either directly or indirectly, as a shareholder of the Fund, based on the maximum CDSC that may be incurred at the time of redemp-tion and, unless otherwise noted, the Fund's operating expenses for its most recent year:

------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum CDSC
 (as a percentage of original
   cost or redemption proceeds,
   whichever is lower)               5.00%
------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average
   net assets)
 Management fees                      .50%
 12b-1 fee*                           .50
 Other expenses                       [  ]
------------------------------------------
   Total Fund Operating Expenses     1.26%
------------------------------------------

  * Upon conversion, Class B shares will no longer be subject to a distribution fee.

  The CDSC set forth in the above table is the maximum CDSC imposed by any of the funds of the Smith Barney Mutual Funds participating in the exchange pro-gram. Investors may pay actual charges of less than 5% depending on the CDSC of the Class B shares with which the exchange was made and the length of time the
Class B shares are held. See "Redemption of Shares." Smith
Barney receives an
annual 12b-1 distribution fee of .50% of the Fund's average daily net assets.
"Other expenses" in the above table include fees for shareholder services, cus-todial fees, legal and accounting fees, printing costs and registration fees.

SMITH BARNEY
Exchange Reserve Fund

PROSPECTUS SUMMARY (CONTINUED)


 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the above table. See "Purchase of Shares," and "Management of the
Fund and the Trust."

                                            1 YEAR 3 YEARS 5
YEARS 10 YEARS*
------------------------------------------------------------
----------------
Assumes complete redemption at maximum
applicable CDSC at end of each time period   $63     $70
$79     $135
Assumes no redemption                        $13     $40
$69     $135

------------------------------------------------------------
-------------------
* Ten year figures assume exchange of Class B shares for Class A shares of
    Smith Barney Money Funds, Inc.--Cash Portfolio at the end of the eighth year following the date of original purchase of such Class B shares.
    Accordingly, the expenses reflected above utilize the expenses of a Class
    A share of Cash Portfolio.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-
TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS
THAN THOSE SHOWN.

SMITH BARNEY
Exchange Reserve Fund

FINANCIAL HIGHLIGHTS

  The following information has been audited by KPMG Peat Marwick LLP indepen-dent accountants, whose report thereon appears in the Fund's Annual Report dated July 31, 1995. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual
Report, which is incorporated by reference into the Statement of Additional
Information.

FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH YEAR:

                                 YEAR     YEAR      YEAR
YEAR      YEAR
                                 ENDED   ENDED     ENDED
ENDED     ENDED
                                7/31/95 7/31/94   7/31/93
7/31/92   7/31/91
------------------------------------------------------------
-------------------
NET ASSET VALUE, BEGINNING OF
YEAR                                    $   1.00  $   1.00
$   1.00  $   1.00
------------------------------------------------------------
-------------------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income                    0.0216    0.0212
0.0400    0.0618
------------------------------------------------------------
-------------------
LESS DISTRIBUTIONS:
 Distributions from net
 investment income                       (0.0216)  (0.0212)
(0.0400)  (0.0618)
------------------------------------------------------------
-------------------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                       0.0002    0.0000
0.0000    0.0000
------------------------------------------------------------
-------------------
NET ASSET VALUE, END OF YEAR            $   1.00  $   1.00
$   1.00  $   1.00
------------------------------------------------------------
-------------------
TOTAL RETURN                                2.18%     2.15%
4.06%     6.36%
------------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (in
 000's)                                 $252,246  $166,262
$225,476  $426,862
 Ratio of net investment income
  to average net assets                     2.24%     2.16%
4.13%     6.27%
 Ratio of operating expenses to
 average net assets                         1.26%     1.25%
1.22%     1.17%

------------------------------------------------------------
-------------------
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Exchange Reserve Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                YEAR      YEAR      YEAR
YEAR     PERIOD
                               ENDED     ENDED     ENDED
ENDED    ENDED
                              7/31/90   7/31/89   7/31/88
7/31/87  7/31/86*
------------------------------------------------------------
-------------------
NET ASSET VALUE, BEGINNING
OF YEAR                       $   1.00  $   1.00  $   1.00
$  1.00  $  1.00
------------------------------------------------------------
-------------------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income          0.0740    0.0802    0.0566
0.0460   0.0032
------------------------------------------------------------
-------------------
LESS DISTRIBUTIONS:
 Distributions from net
  investment income            (0.0740)  (0.0802)  (0.0566)
(0.0460) (0.0032)
------------------------------------------------------------
-------------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS            0.0000    0.0000    0.0000
0.0000   0.0001
------------------------------------------------------------
-------------------
NET ASSET VALUE, END OF YEAR  $   1.00  $   1.00  $   1.00
$  1.00  $  1.00
------------------------------------------------------------
-------------------
TOTAL RETURN+                     7.62%     8.32%     5.85%
4.69%    0.32%
------------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR (IN
 000'S)                       $686,756  $829,743  $215,731
$83,366  $ 2,778
 Ratio of net investment
  income to average net
  assets                          7.42%     8.36%     5.69%
4.96%    4.78%**
 Ratio of operating expenses
  to average net assets           1.15%     1.22%     1.46%
1.61%    1.50%**

------------------------------------------------------------
-------------------
 * The Fund commenced operations on July 8, 1986.
** Annualized.
 + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


  The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
This investment
objective may not be changed without the approval of the holders of a majority of the Fund's shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund attempts to achieve its investment objective by investing in short-term money market instruments, including: securities issued or guaranteed by the United States government, its agencies and instrumentalities ("U.S. gov-ernment securities"); repurchase agreements with respect to the foregoing;
bank time deposits, certificates of deposit and bankers' acceptances; and high grade commercial paper. The following is a brief description of the kinds of instruments in which the Fund may invest:

  U.S. Government Securities in which the Fund may invest include: direct obligations of the United States Treasury such as Treasury Bills, Treasury
Notes and Treasury Bonds; obligations which are supported by the full faith and credit of the United States such as Government National Mortgage Associa-tion pass-through certificates; obligations which are supported by the right of the issuer to borrow from the United States Treasury, such as securities of
Federal Home Loan Banks; and obligations which are supported by the credit of the instrumentality, such as Federal National Mortgage Association and Federal
Home Loan Mortgage Association bonds. Because the United States government is not obligated by law to provide support for an instrumentality that it spon-sors, the Fund will invest in obligations issued by such an instrumentality only when the Fund's investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

  Certificates of Deposit, Time Deposits and Bankers'
Acceptances in which the
Fund may invest generally are limited to those instruments issued by domestic and foreign banks, savings and loan associations and other banking institu-tions having total assets in excess of $1 billion. Certificates of deposit
("CDs") are short-term negotiable obligations of commercial banks; time depos-its ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. The Fund may invest in U.S. dollar-denomi-nated bank obligations, such as CDs, bankers' acceptances and TDs, including instruments issued or supported by the credit of domestic or foreign banks or savings institutions having total assets at the time of purchase in excess of
$1 billion.

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

The Fund generally will invest at least 25% of its assets in these securities.
The Fund will invest in an obligation of a foreign bank or foreign branch of a domestic bank only if the Fund's investment adviser deems the obligation to present minimal credit risks. Nevertheless, this kind of obligation entails risks that are different from those of investments in domestic obligations of domestic banks due to differences in political, regulatory and economic sys-tems and conditions. The Fund will not purchase TDs maturing in more than seven calendar days and will limit to no more than 10% of its assets its investment in TDs maturing from two business days through seven calendar days.

  Commercial Paper in which the Fund may invest is limited to direct obliga-tions of issuers that at the time of purchase are Eligible Securities (as defined below under "Fund Quality and Diversification") that are (a) rated by at least one nationally recognized statistical rating organization ("NRSRO") in the highest rating category for short-term debt securities or (b) compara-ble unrated securities. The Fund will not purchase commercial paper of any foreign issuer if after such purchase more than 20% of the value of the Fund's assets would consist of commercial paper of foreign issuers. The Fund also may invest in variable rate master demand notes, which are unsecured demand notes typically purchased directly from large corporate issuers providing for vari-able amounts of principal indebtedness and periodic adjustments in the inter-est rate according to the terms of the instrument. Demand notes normally are not traded in a secondary market. However, the Fund may demand payment of principal and accrued interest in full at any time without penalty. In addi-tion, while demand notes generally are not rated, their issuers must satisfy the same criteria as those set forth above for issuers of commercial paper.
The Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand.

 CERTAIN INVESTMENT POLICIES

  Price and Portfolio Maturity. The Fund invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the SEC, will be deemed to have) remaining maturities of thirteen months or less at the date of purchase by the Fund. For this pur-pose, variable rate master demand notes (as described above under "Commercial
Paper"), which are payable on demand or, under certain conditions, at speci-fied periodic intervals not exceeding thirteen months, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfo-lio

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

maturity of 90 days or less. The Fund follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

  Fund Quality and Diversification. The Fund will limit its investments to securities that the Trust's Board of Trustees determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Fund. The term Eligible Securities includes securities rated by the "Req-uisite NRSROs" in one of the two highest short-term rating categories, securi-ties of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. If the Fund acquires securities that are unrated or that have been rated by a single NRSRO, the acquisition must be approved or ratified by the Trust's
Board of Trustees. The NRSROs currently designated as such by the SEC are
Standard & Poor's Corporation, Moody's Investors Service,
Inc., Thomson
BankWatch, Fitch Investors Services, Inc., Duff & Phelps Inc. and IBCA Limited and its affiliate, IBCA, Inc. A discussion of the ratings categories of the
NRSROs is contained in the Appendix to the Statement of Additional Informa-tion.

  The Fund generally may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. government securities. In addi-tion, the Fund may not invest more than 5% of its total assets in Eligible
Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Fund may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the secu-rities are rated by the Requisite NRSROs in the highest short-term rating cat-egory, are securities of issuers that have received such rating with respect to other short-term debt securities or are comparable unrated securities, and
(b) the Fund does not make more than one such investment at any one time.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions. Under the terms of a typical repurchase agreement, the Fund would acquire a U.S. government security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase,

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrange-ment results in a fixed rate of return that is not subject to market fluctua-tions during the Fund's holding period. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for pur-chase by the Fund and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under each repurchase agreement the selling institu-tion will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agree-ments could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Fund's investment adviser or administrator, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

 CERTAIN INVESTMENT GUIDELINES

  The Fund will concentrate its investments in the banking industry except dur-ing temporary defensive periods. Up to 25% of the assets of the Fund may be invested at any time in the obligations of issuers conducting their principal business activities in any industry other than banking. The Fund may not acquire more than 10% of the voting or any other class of securities of any one issuer, except that U.S. government securities may be purchased without regard to these limits. In addition, the Fund may invest up to an aggregate of 10% of its total assets in illiquid securities with contractual or other restrictions on resale and other instruments which are not readily marketable, including:
(a) repurchase agreements providing for settlement in more than seven days after notice by the Fund and (b) TDs maturing from two business days through seven calendar days. Up to 5% of the Fund's assets may be invested in the secu-rities of issuers that have been in continuous operation for less than three years. The Fund also is authorized to borrow in an amount of up to 10% of its total assets for temporary or emergency purposes, but not for leverage, and to pledge its assets to the same extent in connection with such borrowings. When-ever borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments. A more detailed description of these policies,

SMITH BARNEY
Exchange Reserve Fund

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

together with an enumeration of additional investment restrictions which the
Fund has adopted and which cannot be changed without the approval of the hold-ers of a majority of the Fund's outstanding shares, is contained in the State-ment of Additional Information.

 SPECIAL CONSIDERATIONS AND RISK FACTORS

  The Fund will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the
Fund. The market value of the obligations held by the Fund can be expected to vary inversely to changes in the prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments pro-ducing lower yields than the balance of its portfolio, thereby reducing the
Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

  Investments in foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revalu-ation of currencies, future political and economic developments and the possi-ble imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applica-ble to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, and is computed by dividing the value of the Fund's net assets attributable to each Class B share by the total number of shares of
Class B outstanding. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to main-tain a constant net asset value of $1.00 per share.

SMITH BARNEY
Exchange Reserve Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund will be treated separately from the Trust's other funds in deter-mining the amount of dividends from net investment income and distributions of capital gains payable to shareholders.

  The Fund declares dividends daily consisting of substantially all of its net investment income, and pays dividends monthly. Any net realized gains will be distributed at least annually. If a shareholder does not otherwise instruct, dividends and capital gains will be reinvested automatically in additional shares of Class B at net asset value subject to no CDSC. Dividends and distri-butions are treated the same for tax purposes whether taken in cash or rein-vested in additional shares.

 TAXES

  The Fund will be treated as a separate taxpayer with the result that, for federal tax purposes, the amount of investment income and capital gains earned will be determined on a fund-by-fund basis, rather than on a Trust-wide basis.
The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In any taxable year in which the Fund so qual-ifies and distributes at least 90% of its investment company taxable income
(which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), the Fund (but not its shareholders) generally will be relieved of federal income tax on the investment company taxable income and net realized capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, distributed to shareholders. In order to qualify as a regulated investment company, the Fund will be required to meet various Code requirements.

  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. In order to avoid application of the excise tax, the Fund intends to make its distributions in accordance with this requirement.

  Distributions of any investment company taxable income are taxable to share-holders as ordinary income. Distributions of any net capital gains designated by the Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time a shareholder may have held shares of the Fund.

SMITH BARNEY
Exchange Reserve Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)


  Dividends (including capital gain dividends) declared by the Fund in October,
November or December of any calendar year to shareholders of record on a date in such a month will be deemed to have been received by shareholders on Decem-ber 31 of that calendar year, provided that the dividend is actually paid by the Fund during January of the following calendar year.

  Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder generally will realize a taxable gain or loss. Such gain or loss generally will be a capital gain or loss if the shares are capital assets in the shareholder's hands, and generally will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized by a shareholder on disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

  Shareholders will be notified annually about the amounts of dividends and distributions, including the amounts (if any) for that year which have been designated as capital gain dividends. Dividends and distributions and gains realized upon a disposition of Fund shares may also be subject to state, local or foreign taxes depending on each shareholder's particular situation. Divi-dends consisting of interest from obligations of the United
States government
and certain of its agencies and instrumentalities may be exempt from all state and local income taxes. Shareholders should consult their tax advisors for spe-cific information on the tax consequences of particular types of distributions.


PURCHASE OF SHARES


  Fund shares may be acquired only through exchanges with Class B shares of other funds of the Smith Barney Mutual Funds. Class B shares acquired through exchange are subject to the CDSC, if any, of the shares with which the exchange is made.

  In light of the distribution fee imposed on Class B shares, an investment in the Fund should be viewed as part of a long-term investment in the Smith Barney
Mutual Funds. Investors seeking only to invest in a money market fund and who do not expect to exchange Fund shares for shares of other funds of the Smith
Barney Mutual Funds should consider more suitable, including other money market funds offered by PFS.

  The Fund employs a distribution method which differs from that of certain other mutual funds that invest in money market instruments.
Before investing in

SMITH BARNEY
Exchange Reserve Fund

PURCHASE OF SHARES (CONTINUED)

the Fund, among other things, investors should consider that certain other funds with an investment objective and policies similar to those of the Fund do not pay distribution expenses or impose any sales charge.

  Class B shares will convert automatically to Class A shares of Cash Portfolio eight years after the date on which they were purchased and will thereafter no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan"); (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) involuntary
redemptions; and (e) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or other-wise. In addition, a shareholder who has redeemed proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation by PFS of the sharehold-er's status or holdings, as the case may be.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, Class B shares may be exchanged for Class B shares in the following funds of the Smith Barney Mutual
Funds, to the extent
shares are offered for sale in the shareholder's state of residence. Exchanges are subject to minimum investment requirements and other requirements of the fund into which exchanges are made and a sales charge differential may apply.

 FUND NAME

  . Smith Barney Appreciation Fund Inc.

  . Smith Barney Growth Opportunity Fund

  . Smith Barney Investment Grade Bond Fund

SMITH BARNEY
Exchange Reserve Fund

EXCHANGE PRIVILEGE (CONTINUED)

  In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher appli-cable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Exchanges will be processed at the net asset value next determined after the redemption proceeds are available. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privi-leges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  Shareholders may redeem for cash some or all of their
shares of the Fund at
any time by sending a written request in proper form
directly to PFS Share-
holder Services, the Fund's Sub-Transfer Agent (the "Sub-
Transfer Agent"), at
3100 Breckinridge Blvd., Bldg. 200, Duluth, Georgia 30199-
0062. If you should
have any questions concerning how to redeem your account
after reviewing the
information below, please contact the Sub-Transfer Agent at
(800)
544-5445, Spanish-speaking representatives (800) 544-7278 or
TDD Line for the
Hearing Impaired (800) 824-1721.

  As described under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge.

  The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account regis-tration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not to be paid to the record owner(s) at the record address, if the share-holder(s) has had an address change in the past 45 days, or it the sharehold-er(s) is a corporation, sole proprietor, partnership, trust or fiduciary, sig-nature(s) must be guaranteed by one of the following: a bank or trust company;
a broker-dealer;

SMITH BARNEY
Exchange Reserve Fund

REDEMPTION OF SHARES (CONTINUED)

a credit union; a national securities exchange, registered securities associa-tion or clearing agency; a savings and loan association; or a federal savings bank.

  Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Sub-Transfer Agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or admin-istrator. Additionally, if a shareholder requests a redemption from a Retire-ment Plan account (IRA, SEP or 403(b)(7)), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

  A shareholder may utilize the Sub-Transfer Agent's FAX to redeem their account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the Sub-Transfer Agent at (800) 554-
2374. Facsimile
redemptions may not be available if the shareholder cannot reach the Sub-
Transfer Agent by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's regular redemption procedure described above. Facsimile redemptions received by the
Sub-Transfer Agent prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

  In all cases, the redemption price is the net asset value per share of the
Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the Sub-Transfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the purchase check or draft has cleared, usually a period of up to 15 days.
Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

  After following the above-stated redemption guidelines, a
shareholder(s) may
elect to have the redemption proceeds wire-transferred
directly to the share-
holder's bank account of record (defined as a currently
established pre-autho-
rized draft on the shareholder's account with no changes
within the previous
45

SMITH BARNEY
Exchange Reserve Fund

REDEMPTION OF SHARES (CONTINUED)

days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner(s), a signature guarantee will be required from all shareholder(s). A $25 service fee will be charged by the Sub-
Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinar-ily be credited to your bank account by your bank within 48 to 72 hours.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For fur-ther information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

 MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

 YIELD INFORMATION


  From time to time the Fund may advertise its yield and effective yield of
Class B shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of a Class B share refers to

SMITH BARNEY
Exchange Reserve Fund

YIELD INFORMATION (CONTINUED)

the net investment income generated by an investment in that Class over a spe-cific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated simi-larly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

 MANAGEMENT OF THE FUND AND THE TRUST


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Trust and the
Fund rests with the Trust's Board of Trustees. The Trustees approve all sig-nificant agreements between the Trust and the companies that furnish services to the Fund, including agreements with its investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are dele-gated to its investment adviser and administrator. The Statement of Additional
Information contains general background information regarding each Trustee and executive officer of the Fund.

 INVESTMENT ADVISER

  The Manager is located at 388 Greenwich Street, New York, New York 10013, and serves as the Fund's investment adviser. The Manager is a wholly owned subsidiary of Holdings.) The Manager (through its predecessors) has been in the investment counseling business since 1934 and is a registered investment adviser. The Manager renders investment advice to investment companies that had aggregate assets under management as of September 30, 1995 in excess of
$60 billion.

  Subject to the supervision and direction of the Trust's
Board of Trustees,
the Manager manages the Fund in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and employs professional portfolio managers and securities analysts who provide research services to the Fund. For investment services rendered, the Fund pays the Manager a fee at the annual rate of 0.30% of the Fund's average daily net assets.

SMITH BARNEY
Exchange Reserve Fund

MANAGEMENT OF THE FUND AND THE TRUST (CONTINUED)


 ADMINISTRATOR

  The Manager also serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation. For administration services ren-dered, the Fund pays the Manager a fee at the annual rate of
 .20% of the Fund's
average daily net assets.

DISTRIBUTOR


  PFS is located at 3100 Breckenridge Boulevard, Duluth,
Georgia 30199-0001.
PFS distributes shares of the Fund as principal underwriter and as such con-ducts a continuous offering pursuant to a "best efforts" arrangement requiring
PFS to take and pay for only such securities as may be sold to the public. Pur-suant to a plan of distribution adopted by the Fund under Rule 12b-1 under the
1940 Act (the "Plan"), PFS is paid an annual distribution fee with respect to
Class B shares at the annual rate of 0.50% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class
A shares of Cash Portfolio eight years after the date of original purchase will no longer be subject to distribution fees. The fees are paid to PFS which, in turn pays PFS Investments to pay its Investments Representatives to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing pro-spectuses to potential investors; payments to and expenses of PFS Investment
Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  PFS Investments may be deemed to be an underwriter for purposes of the Secu-rities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFS Investments Representatives.
Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above,
PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Repre-sentatives that sell shares of the Fund.

  Payments under the Plan are not tied exclusively to the distribution expenses actually incurred by PFS and the payments may exceed distribution expenses actually incurred. The Board of Trustees will evaluate the appropriateness of

SMITH BARNEY
Exchange Reserve Fund

DISTRIBUTOR CONTINUED)

the Plan and its payment terms on a continuing basis and in so doing will con-sider all relevant factors, including expenses borne by PFS, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985, under the laws of the Commonwealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest of separate series hav-ing a $.001 per share par value. When matters are submitted for shareholder vote, shareholders of each fund of the Trust will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held.
Generally, shares of the Trust vote by individual funds on all matters except
(a) matters affecting only the interests of one or more of the funds, in which case only shares of the affected fund or funds would be entitled to vote, or
(b) when the 1940 Act requires that shares of the funds be voted in the aggre-gate.

  The Trust does not hold annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the
Trustees holding office have been elected by shareholders.
The Trustees will
call a meeting for any purpose upon the written request of holders of at least
10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, National Association, is located at 17th and
Chestnut Streets,
Philadelphia, PA 19103, and serves as custodian of the Trust's investments.

  First Data Investor Services Group, Inc. is located at
Exchange Place, Bos-
ton, Massachusetts 02109, and serves as the Trust's transfer agent.

  PFS Shareholder Services is located at 3100 Breckenridge
Blvd., Bldg. 200,
Duluth, Georgia 30199-0002 and serves as the Fund's Sub-
Transfer Agent.

  The Trust sends to each shareholder of the Fund a semi-annual report and an audited annual report, each of which includes a list of the investment securi-ties held by the Trust. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of

SMITH BARNEY
Exchange Reserve Fund

ADDITIONAL INFORMATION (CONTINUED)

each report. In addition, the Fund also plans to consolidate the mailing of its
Prospectus so that a shareholder having multiple accounts will receive a single
Prospectus annually. Any shareholder who does not want this consolidation to apply to his or her account should contact the Sub-Transfer Agent.

SMITH BARNEY

------------

                                                    A Member
of Travelers Group







SMITH BARNEY

EXCHANGE

RESERVE

FUND


388 Greenwich Street
                                                       New
York, New York 10013


FUND 26


FD [    ]

Part B                                  Statement of
Additional
Item No. and Caption                         Information
Caption


10.  Cover Page                         Cover page

11.  Table of Contents                  Contents

12.  General   Information  and  History
Distributor; Additional Information

13.  Investment   Objectives   and   Policies
Investment Objectives and Management
                                   Policies

14.  Management of the Fund                  Management of
the Trust and the Funds;
                                   Distributor

15.  Control Persons and Principal           Management  of
the Trust and the Funds
     Holders of Securities

16   Investment Advisory and Other Services       Management
of the Trust and the Funds;
                                   Distributor

17   Brokerage Allocation                    Investment
Objectives and Management
                                   Policies; Distributor

18.  Capital   Stock   and  Other  Securities
Investment Objectives and Management
                                   Policies; Purchase of
Shares; Redemption of
                                   Shares; Taxes

19.  Purchase, Redemption and Pricing             Purchase
of Shares; Redemption of Shares;
     Securities  Being  Offered                   Valuation
of Shares; Distributor; Exchange
                                   Privilege

20.  Tax Status                         Taxes

21.  Underwriters                       Distributor

22.  Calculation of Performance Data
Performance Data

23.  Financial Statements                    Financial
Statements
Smith Barney
INCOME FUNDS

388 Greenwich Street
New York, New York 10013
(212) 723-9218

          Statement      of      Additional      Information
November 28, 1995

      This Statement of Additional Information expands upon and supplements the information contained in the current Prospectuses of Smith Barney Income Funds (the "Trust"), relating to seven investment funds offered by the Trust (the "Funds"), each dated November 28, 1995, as amended or supplemented from time to time, and should be read in conjunction with the Prospectuses. The Prospectuses may be obtained from any Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional
Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.

CONTENTS

For ease of reference, the same section headings are used in both the Prospectuses and this Statement of Additional
Information, except where shown below:

Management       of       the      Trust       and       the
Funds.......................................................
 .....................          2
Investment         Objectives         and         Management
Policies....................................................
 ............         8
Purchase                                                  of
Shares......................................................
 ......................................................
29
Redemption                                                of
Shares......................................................
 .................................................      30
Distributor.................................................
 ............................................................
 ...........         31
Valuation                                                 of
Shares......................................................
 .....................................................
33
Exchange
Privilege...................................................
 .........................................................
34
Performance     Data     (See    in     the     Prospectuses
"Performance")..............................................
 ..   35
Taxes (See in the Prospectuses "Dividends, Distributions and
Taxes")................................ 41
Additional
Information.................................................
 .....................................................
45
Financial
Statement...................................................
 ........................................................
46
Appendix....................................................
 ............................................................
 ..........          A-1
MANAGEMENT OF THE TRUST AND THE FUND

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust.
These organizations are the following:

Name                               Service

Smith Barney Inc.                       Distributor
  ("Smith Barney")

Smith Barney Mutual Funds Management Inc.         Investment
adviser to Convertible,
     ("SBMFM")                               High    Income,
Diversified
                                       Strategic     Income,
Tax-Exempt
                                     Income,  Utilities  and
Exchange
                                   Reserve Funds

PFS   Distributors                          Distributor   to
Exchange Reserve Fund
  ("PFS")

Smith Barney Strategy Advisers Inc.               Investment
adviser to Premium
  ("Strategy Advisers")
                                   Total    Return
                                   Fund

Smith  Barney  Global  Capital  Management  Inc.        Sub-
investment adviser to Diversified
  ("Global Capital Management")               Strategic
                                   Income Fund

SBMFM
                                   Administrator

Boston  Partners Asset Management, L.P.       Sub-investment
adviser to
  ("Boston Partners")
                                   Premium   Total
                                   Return Fund

PNC  Bank,  National Association               Custodian  to
Convertible, High
  ("PNC Bank")
                                   Income, Tax-Exempt Income

Utilities and Exchange
                                   Reserve Funds

Morgan  Guaranty Bank of New York              Custodian  to
Diversified Strategic
  ("Morgan")                            Income Fund

First     Data     Investors    Services     Group,     Inc.
Transfer Agent
  ("FDISG"), a subsidiary of First Data
  Corporation

      These organizations and the functions they perform for the Trust are discussed in the Prospectuses and in this Statement of Additional Information.
Trustees and Executive Officers of the Trust

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Lee Abraham, Trustee (Age 67). Retired; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 35 Old Forge Road, Wilton, Connecticut 06897.

Antoinette  C. Bentley, Trustee (Age 57). Retired;  formerly
Senior Vice President and Associate General Counsel of Crum and Forster, Inc., an insurance holding company. Her address is 24 Fowler Road, Far Hills, New Jersey 07931.

Allan J. Bloostein, Trustee (Age 65). Consultant; formerly Vice Chairman of the Board of and Consultant to The May Department Stores Company; Director of Crystal Brands, Inc., Melville Corp. and R.G. Barry Corp. His address is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Trustee (Age 53). Headmaster, The Peck School, Morristown, NJ; prior to July 1, 1994, Headmaster, Lawrence Country Day School-Woodmere Academy, Woodmere, New York; prior to July 1, 1990, Headmaster of Woodmere Academy. His address is 247 South Street, Morristown, New Jersey 07960.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age 61). Managing Director of Smith Barney and Chairman of the Board of Strategy Advisers; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), Vice Chairman of Shearson Asset Management; a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Madelon DeVoe Talley, Trustee (Age 62). Author; Governor  at
Large  of  the  National Association of Securities  Dealers,
Inc.  Her  address is 876 Park Avenue, New  York,  New  York
10021.

Jessica Bibliowicz, President (Age 35). Executive Vice President of Smith Barney; Prior to 1994, Director of Sales and Marketing for Prudential Mutual Funds; prior to 1990, First Vice President, Asset Management Division of Shearson Lehman Brothers. Ms. Bibliowicz also serves as President of 26 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

John  C. Bianchi, Vice President and Investment Officer (Age
--).  Managing Director of Smith Barney; prior to July 1993,
Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

James E. Conroy, Vice President and Investment Officer  (Age
--).  Managing Director of Smith Barney; prior to July 1993,
Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Victor S. Filatov, Investment Officer (Age --). International Strategist and President of Global Capital Management; prior to November 1993, Business Coordinator and Head of European Fixed Income Research of J.P. Morgan Securities Inc. His address is 10 Piccadilly, London, W1V 9LA, England.

Jack  S. Levande, Vice President and Investment Officer (Age
--).  Managing Director of Smith Barney; prior to July 1993,
Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Lawrence T. McDermott, Vice President and Investment Officer (Age --). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

George  E.  Mueller,  Jr.,  Investment  Officer  (Age   54).
Managing  Director  of Smith Barney;  prior  to  July  1993,
Managing Director of Shearson Lehman Advisors. His address is 388 Greenwich Street, New York, New York 10013.

Harry Rosenbluth, Investment Officer (Age 40). Principal of Boston Partners; prior to 1995, Vice President of The Boston Company Advisors; Senior Vice President of The Boston Company Institutional Investors, Inc. His address is 300 Drake's Landing Road, Greenbrae, California 94904.

Robert E. Swab, Investment Officer (Age 39). Vice President of Smith Barney; prior to 1995, Co-Portfolio Manager of
Convertible  Fund. His address is 388 Greenwich Street,  New
York, New York 10013.

Phyllis M. Zahorodny, Vice President and Investment Officer (Age --). Managing Director of Smith Barney; prior to July 1993, Managing Director of Shearson Lehman Advisors. Her address is 388 Greenwich Street, New York, New York 10013.

Lewis E. Daidone, Senior Vice President and Treasurer (Age37). Managing Director and Chief Financial Officer of Smith Barney; Director and Senior Vice President of SBMFM. Mr. Daidone also serves as Senior Vice President and Treasurer of 41 other funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 44). Managing Director of Smith Barney; General Counsel and Secretary of SBMFM. Ms.
Sydor also serves as Secretary of 41 other funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

      Each Trustee also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. Global Capital Management, SBMFM and Strategy Advisers (the "Advisers") are "affiliated persons" of the Trust as defined in the 1940 Act by virtue of their positions as investment advisers to the Funds. As of August 31, 1995, the Trustees and officers of the Funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     No officer, director or employee of Smith Barney or any Smith Barney parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of their affiliates a fee of $17,000 per annum plus $3,250 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended July 31, 1995, such fees and expenses totalled $142,756.

Investment    Advisers,    Sub-Investment    Adviser     and
Administrator
Each Adviser serves as investment adviser to one or more Funds pursuant to a separate written agreement with the relevant Fund (an "Advisory Agreement"). SBMFM serves as investment adviser to its relevant Funds pursuant to a transfer of the investment advisory agreement, effective
November 7, 1994, from its affiliate, Mutual Management Corp. (Mutual Management Corp. and SBMFM are both wholly owned subsidiaries of Smith Barney Holdings Inc. ("Holdings")). Strategy Advisers is a wholly owned subsidiary of SBMFM and Global Capital Management is an indirect wholly owned subsidiary of Holdings. Holdings is a wholly owned subsidiary of Travelers Group Inc. The Advisory Agreements were most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or the Advisers ("Independent Trustees"), on August 9, 1995, with the exception of Premium Total Return Fund, which was approved on July 10, 1995 by the Board of Trustees and August 10, 1995 by the shareholders of the Premium Total Return Fund. SBMFM also serves as administrator to each Fund pursuant to a separate written agreement dated May 4, 1994 (the "Administration Agreement") which was most recently approved by the Board of Trustees, including a majority of the Independent Trustees, on August 9, 1995. Boston Partners serves as sub-investment adviser to Premium Total Return Fund, pursuant to a written agreement dated August 15, 1995, which was approved by the Fund's Board of Trustees, including a majority of the Independent Trustees on June 15, 1995 and by the Fund's Shareholders on August 10, 1995. Global Capital Management also serves as sub-investment adviser to Diversified Strategic Income Fund, pursuant to a written agreement dated March 21, 1994 which was approved by the Fund's Board of Trustees, including a majority of the Independent Trustees, on August 9, 1995. Prior to March 21, 1994, Lehman Brothers Global Asset Management Limited ("LBGAM") acted in the capacity as the Fund's sub-investment adviser.

      Certain of the services provided to the Trust by the Advisers, Global Capital Management, SBMFM and Boston Partners are described in the Prospectuses under "Management of the Trust and the Fund." Each Adviser, SBMFM, as administrator, and Boston Partners, as sub-adviser, pay the salaries of all officers and employees who are employed by both it and the Trust, and maintain office facilities for the Trust. In addition to those services, SBMFM pays the salaries of all officers and employees who are employed by both it and the Trust, maintains office facilities for the Trust, furnishes the Trust with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Funds' shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Advisers, Global Capital Management, SBMFM and Boston Partners bear all expenses in connection with the performance of their services.
      For the fiscal years ended July 31, 1993, 1994 and 1995, the Funds paid investment advisory fees to their respective Advisers as follows:

Fund                     1993      1994      1995

Premium Total Return Fund          $4,803,717     $8,506,930
$10,627,086
Tax-Exempt  Income  Fund           3,978,637       4,561,779
4,033,479
Convertible  Fund                    329,323         425,505
415,666
High  Income  Fund                 2,659,448       3,771,643
3,706,659
Diversified     Strategic    Income    Fund        6,226,342
8,761,857   11,112,553
Utilities   Fund                 10,317,792       10,896,883
7,885,332
Exchange     Reserve     Fund                        612,812
622,203          547,990

      For the fiscal years ended July 31, 1993, 1994 and 1995, the Funds paid administrative fees to The Boston
Company Advisors, Inc., SBMFM or Boston Partners as follows:

                             The Boston Company
                                Advisors,   Inc.
SBMFM
SBMFM
                              For  the Fiscal      For the
Fiscal
For the Fiscal
                                Period  from         Period
from
Period from
                              8/1/93  through      5/4/94
through
8/1/94 through
Fund                 1993            5/3/94
7/31/94
7/31/95

Premium  Total  Return  Fund           $1,746,806
$2,639,140
$454,284       $3,930,566
Tax-Exempt   Income   Fund            1,989,319
1,971,064
309,826          2,016,740
Convertible    Fund                     131,729
145,717
24,485              166,266
High    Income   Fund                  1,063,779
1,297,678
210,979          1,482,663
Diversified  Strategic  Income Fund     3,557,910
4,289,630
717,145          4,938,912
Utilities    Fund                     4,584,796
4,256,098
586,961          3,542,538
Exchange  Reserve Fund                    408,842
341,472
73,330              365,327

     For the fiscal years ended July 31, 1993 and the period ended March 20, 1994, Diversified Strategic Income Fund paid LBGAM $1,778,955 and $1,562,892, respectively, in sub-investment advisory fees. For the period from March 21, 1994 through July 31, 1994 and the fiscal year ended July 31, 1995, Diversified Strategic Income Fund paid Global Capital Management $940,496 and $1,234,728, respectively, in sub-investment advisory fees.

      Each Adviser and SBMFM, as administrator have agreed that if in any fiscal year the aggregate expenses of the Fund that it serves (including fees payable pursuant to its Advisory Agreement and Administration Agreement, but
excluding interest, taxes, brokerage, distribution and service fees and, if permitted by the relevant state securities commission, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Adviser and SBMFM will, to the extent required by state law, reduce their fees by the amount of such excess expenses, such amount to be allocated between them in the proportion that their respective fees bear to the aggregate of the fees paid by the Fund. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to any Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of the average daily net assets and 1.5% of the remaining average daily net assets of each Fund. No such fee reduction was required for the fiscal years ended July 31, 1993, 1994 and 1995.

      The Fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or SBMFM; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Trust.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the Trust. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan as their legal counsel.

      KPMG Peat Marwick LLP, independent accountants, 345 Park Avenue, New York, New York 10154 serve as auditors of the Trust and will render an opinion on the Trust's financial statements annually. Prior to October 20, 1994, Coopers & Lybrand L.L.P., independent accountants, served as auditors of the Trust and rendered an opinion on the Trust's financial statements for the fiscal year ended July 31, 1994.

       In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued except upon specific request made by a shareholder to FDISG. FDISG maintains a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees. Shares are transferable but have no preemptive or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants.

       Massachusetts law provides that, under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to such investments, policies and strategies.

      U.S. Government Securities (All Funds). United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). U.S. government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, International Bank for Reconstruction and Development and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Bank Obligations (All Funds). Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of certificates of deposit ("CDs") of each held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

      Obligations of foreign branches of U.S. banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

      Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, a Fund's Adviser will carefully evaluate such investments on a case-by-case basis.

      Exchange Reserve Fund may purchase a CD issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer CD") so long as the issuer is a member of the FDIC or Office of Thrift Supervision and is insured by the Savings Association Insurance Fund ("SAIF") and so long as the principal amount of the Small Issuer CD is fully insured and is no more than $100,000. Exchange Reserve Fund will at any one time hold only one Small Issuer CD from any one issuer. Savings and loan associations whose CDs may be purchased by the Funds are members of the Federal Home Loan Bank and are insured by the SAIF. As a result, such savings and loan associations are subject to regulation and examination.

        When-Issued Securities and Delayed-Delivery Transactions (High Income, Premium Total Return, Diversified Strategic Income and Tax-Exempt Income Funds). To secure an advantageous price or yield, these Funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. A Fund will enter into such transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a Fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

     U.S. government securities and Municipal Securities (as defined below) normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S. government securities, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities and Municipal Securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

      In the case of the purchase by a Fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the Fund consisting of cash or liquid debt securities equal to the amount of the when-issued or delayed-delivery commitments will be established at PNC
Bank. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund involved. On the settlement date, a Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the Fund's payment obligations).

      Lending of Portfolio Securities (Premium Total Return, Utilities, Convertible, High Income and Diversified Strategic Income Funds). These Funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% (33 1/3% in the case of Diversified Strategic Income Fund) of a Fund's total assets taken at value. A Fund will not lend portfolio securities to Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the Fund and is acting as a "finder".

      By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S.
government securities are used as collateral. A Fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the Fund must receive at least
100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each Fund's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

       Options on Securities (Premium Total Return, Convertible, Diversified Strategic Income and High Income Funds). These Funds may engage in transactions in options on securities, which, depending on the Fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

      The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Diversified Strategic Income Fund, however, may engage in option transactions only to hedge against adverse price movements in the securities that it holds or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by a Fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund with option-writing authority may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized  loss  will be offset wholly  or  in  part  by  the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

      The Diversified Strategic Income Fund may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, "spread" options, "knock-out" options, "knock-in" options and "average rate" or "look-back" options.

      "Spread" options are dependent upon the difference between the price of two securities or futures contracts, "Knock-out" options are cancelled if the price of the underlying asset reaches a trigger level prior to expiration, "Knock-in" options only have value if the price of the underlying asset reaches a trigger level and, "average rate" or "look-back" options are options where at expiration, the option's strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

     The Diversified Strategic Income Fund may utilize up to 15% of its assets to purchase options and may do so at or about the same time that it purchases the underlying security or at a later time. In purchasing options on securities, the Fund will trade only with counterparties of high status in terms of credit quality and commitment to the market.

      An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase only call or put options issued by the Clearing Corporation. The Funds with option-writing authority expect to write options only on U.S. securities exchanges, except that the Diversified Strategic Income Fund also may write options on foreign exchanges and in the over-the-counter market.

      A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Fund initially paid for the original option plus the related transaction costs.

      Although a Fund generally will purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain of the facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a Fund is unable to effect closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

       Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Funds with authority to engage in options transactions and other clients of their respective Advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

      In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, a Fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

      Additional risks exist with respect to certain of the U.S. government securities for which a Fund may write covered call options. If a Fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

     Stock Index Options (Premium Total Return and Utilities Funds). The Premium Total Return and Utilities Funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the NYSE Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

      Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier". Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Premium Total Return and Utilities Funds will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to its Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

      The  Premium  Total  Return and Utilities  Funds  will
engage in stock index options transactions only when determined by their respective Advisers to be consistent with the Funds' efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a Fund writes an option on a stock index, the Fund will establish a segregated account with PNC Bank in an amount equal to the market value of the option and will maintain the account while the option is open.

       Mortgage-Related Securities (Diversified Strategic Income Fund). The average maturity of pass-
through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

       Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the United States. GNMA, the principal guarantor of such securities, is a wholly owned United States government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the United States government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

       Private, U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, Diversified Strategic Income Fund, consistent with its investment objective and policies, will consider making investments in such new types of securities.

     Currency Transactions (Diversified Strategic Income and High Income Funds). The Funds' dealings in forward currency exchange transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency. If a Fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods:
(a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the Fund cash or readily marketable securities in an amount equal to the value of the Fund's total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in the account must be liquid debt securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

     At or before the maturity of a forward contract, a Fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

       If   a  devaluation  is  generally  anticipated,  the
Diversified Strategic Income and High Income Funds may not be able to contract to sell the currency at a price above the devaluation level they anticipate.

      Foreign Currency Options (Diversified Strategic Income and High Income Funds) The High Income Fund may only purchase put and call options on foreign currencies, whereas the Diversified Strategic Income Fund may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

      The Fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a Fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

      Foreign Government Securities (Diversified Strategic Income Fund). Among the foreign government securities in which this Fund may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

       Municipal Securities (Tax-Exempt Income Fund). Municipal securities generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities ("Municipal Securities"). Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Securities if the interest paid thereon qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

      Municipal bonds may be issued to finance life care facilities. Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

     Municipal leases are Municipal Securities that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses providing that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult. In order to limit the risks, Tax-Exempt Income Fund proposes to purchase either (a) municipal leases rated in the four highest categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or (b) unrated municipal leases purchased principally from domestic banks or other responsible third parties which enter into an agreement with the Fund providing the seller will either remarket or repurchase the municipal lease within a short period after demand by the Fund.

      Temporary Investments (Tax-Exempt Income Fund). When the Tax-Exempt Income Fund is maintaining a defensive position, the Fund may invest in short-term investments ("Temporary Investments") consisting of: (a) the following tax-exempt securities: (i) tax-exempt notes of municipal issuers having, at the time of purchase, a rating of MIG 1 through MIG 4 by Moody's or rated SP-1 or SP-2 by S&P or, if not rated, of issuers having an issue of outstanding Municipal Securities rated within the four highest grades by Moody's or S&P; (ii) tax-exempt commercial paper having, at the time of purchase, a rating not lower than A-2 by S&P or Prime-2 by Moody's; and (iii) variable rate demand notes rated at the time of purchase within the two highest ratings by any major rating service or determined to be of comparable quality to instruments with such rating; and (b) the following taxable securities: (i) U.S. government securities, including repurchase agreements with respect to such securities; (ii) other debt securities rated within the four highest grades by Moody's or S&P; (iii) commercial paper rated in the highest grade by either of these rating services; and (iv) certificates of deposit of domestic banks with assets of $1 billion or more. Among the tax-exempt notes in which the Fund may invest are Tax Anticipation Notes, Bond Anticipation Notes and Revenue Anticipation Notes which are issued in anticipation of receipt of tax funds, proceeds of bond placements or other revenues, respectively. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy in anticipation of a market decline. The Fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of shares of the Fund and of its portfolio securities, or in order to have highly liquid securities available to meet anticipated redemptions.

      Investing in Utilities (Utilities Fund). Each of the risks referred to in Utilities Fund's Prospectus could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

     Ratings as Investment Criteria (All Funds). In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their respective Advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The
Appendix to this Statement of Additional Information contains further information concerning the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a Fund, but the Fund's Adviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

       Futures Activities (High Income, Utilities and Tax-Exempt Income Funds). These Funds may enter into futures contracts and/or options on futures contracts that are traded on a United States exchange or board of trade. These investments may be made by a Fund solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions, and not for purposes of speculation. In the case of Tax-Exempt Income Fund, investments in futures contracts will be made only in unusual circumstances, such as when the Fund's Adviser anticipates an extreme change in interest rates or market conditions. See "Taxes" below.

      Futures Contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, if Tax-Exempt Income Fund owns long-term bonds and tax-exempt rates are expected to increase, the Fund might enter into a short position in municipal bond index futures contracts. Such a sale would have much the same effect as the Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term Municipal Securities in the Fund would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would  have.  Of  course,  because the  value  of  portfolio securities will far exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the Fund.

      The Diversified Strategic Income Fund may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. These investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund and not for purposes of speculation. The ability of the Fund to trade in futures contracts may be limited by the requirements of the Internal Revenue Code of 1986 as amended (the "Code"), applicable to a regulated investment company.

      No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Fund will be required to deposit with its custodian an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

      Several  risks are associated with the use of  futures
contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of its Adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

      Although the Funds with authority to engage in futures activity intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

      If a Fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the Fund has anticipated, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

      Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying future currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund investing in the options.

      Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a Fund's Adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities or the currencies being hedged.

      Foreign Investments. Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Since the Fund will be investing in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the Fund.

      The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the Unites States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

      Many  of the securities held by the Fund will  not  be
registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

      Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Fund of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

      The interest payable on the Fund's foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deductions for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income. Additionally, the operating expenses of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S.
securities, since the expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies.

      Short Sales (Utilities Fund). Utilities Fund may from time to time sell securities short, but the value of securities sold short will not exceed 5% of the value of the Fund's assets. In addition, the Fund may not (a) sell short the securities of a single issuer to the extent of more than 2% of the value of the Fund's net assets and (b) sell short the securities of any class of an issuer to the extent of more than 2% of the outstanding securities of the class at the time of the transaction. A short sale is a transaction in which the Fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

      When the Fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

       The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

      Short Sales Against the Box (Premium Total Return, Convertible and Utilities Funds). These Funds may enter into a short sale of common stock such that when the short position is open the Fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as "against the box", will be entered into by a Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the Fund delivers the convertible securities to close out its short position. Although prior to delivery a Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Funds will deposit, in a segregated account with their custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Investment Restrictions

The investment restrictions numbered 1 through 14 below (other than restriction number 10 as applied to Utilities
Fund) have been adopted by the Trust with respect to the Funds as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 15 through 20, and number 10 as applied to Utilities Fund, may be changed by vote of a majority of the Board of Trustees at any time.

     The investment policies adopted by the Trust prohibit a Fund from:

          1. Purchasing the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

          2. Purchasing (a) more than 10% of the voting securities of any one issuer, (b) more than 10% of the securities of any class of any one issuer or
          (c)   more  than  10%  of  the  outstanding   debt
          securities   of  any  one  issuer,   except   that
          limitation (c) does not apply to the Exchange Reserve and Diversified Strategic Income Funds and limitations (b) and (c) do not apply to the Utilities Fund; provided that this limitation shall not apply to investment in U.S. government securities.

          3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by any Fund permitted to engage in transactions in futures contracts or related options.

          4. Making short sales of securities or maintaining a short position except that (a) the Premium Total Return, Utilities and Convertible Funds may engage in such activities if, at all times when a short position is open, the relevant Fund owns an equal amount of the securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short, and if, with respect to the Premium Total Return and
          Convertible Funds, not more than 10% of the relevant Fund's net assets (taken at current value) is held as collateral for such sales at any one time and (b) Utilities Fund may make short sales or maintain a short position to the extent of 5% of its net assets.

          5. Borrowing money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% (20% for Utilities Fund) of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) Diversified Strategic Income Fund may enter into reverse repurchase agreements and forward roll transactions and (c) one or more Funds may enter into futures contracts. Except for Diversified Strategic Income Fund, whenever borrowings described in (a) exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing (including reverse repurchase agreements and forward roll transactions), Diversified Strategic Income Fund will maintain an asset coverage of at least 300% with respect to all its borrowings.

          6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

          7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

          8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate and may purchase securities issued by companies that invest or deal in real estate.

          9. Investing in commodities, except that (a) the High Income, Diversified Strategic Income, Utilities and Tax-Exempt Income Funds may invest in futures contracts and options on futures contracts as described in their Prospectuses and
          (b) upon 60 days' notice given to its shareholders, the Premium Total Return and Convertible Funds may engage in hedging transactions involving futures contracts and related options, including stock index futures contracts and financial futures contracts.

          10. Investing in oil, gas or other mineral exploration or development programs, except that the Premium Total Return, Convertible, Diversified Strategic Income, Utilities and High Income Funds may invest in the securities of companies that invest in or sponsor those programs.

          11. Making loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to Funds other than the Exchange Reserve Fund, loans of portfolio securities consistent with the Fund's investment objective.

          12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.

          13.   Purchasing any securities which would  cause
          more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except that Exchange Reserve Fund and Utilities Fund will invest in excess of 25% of their respective assets in the securities of companies within the banking industry and utility industry, respectively; provided that there shall be no limit on the purchase of (a) U.S. government securities or (b) for Funds other than the Exchange Reserve and Utilities Funds, Municipal Securities issued by governments or political subdivisions of governments.

          14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except, with respect to Funds other than Exchange Reserve Fund, as permitted under the Fund's investment objective and policies.

          15. Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days and, in the case of Exchange Reserve Fund, time deposits maturing from two business days through seven calendar days) or other securities that are not readily marketable if more than 10% or, in the case of the High Income and Diversified Strategic Income Funds, 15% of the total assets of the Fund would be invested in such securities.

          16. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; provided that in the case of private activity bonds purchased for Tax-Exempt Income Fund, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

          17.    Making  investments  for  the  purpose   of
          exercising control or management.

          18. Purchasing or retaining securities of any company if, to the knowledge of the Trust, any of the Trust's officers or Trustees or any officer or director of an Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

          19. Investing in warrants (except as permitted under a Fund's investment objective and policies or other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized United States or foreign stock exchange to the extent permitted by applicable state securities laws.

          20. With respect to Utilities Fund only, purchasing in excess of 5% of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.

       The Trust has adopted two additional investment restrictions applicable to Exchange Reserve Fund, the first of which is a fundamental policy, which prohibit Exchange
Reserve Fund from:

          1. Investing in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

          2. Investing more than 10% of its assets in variable rate master demand notes providing for settlement upon more than seven days' notice by the Fund.

      For purposes of the investment restrictions described above, the issuer of a Municipal Security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction number 13, private activity bonds (other than those issued for charitable, educational and certain other purposes), the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an industry. The Trust may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states. Should the Trust determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Trust will revoke the commitment by terminating the sale of shares of the Fund in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

Portfolio Turnover

The  Funds  do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio
turnover   rate  a  limiting  factor  in  making  investment
decisions.

      Under certain market conditions, a Fund authorized to engage in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur, for example, if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. A Fund's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

     Certain other practices which may be employed by a Fund also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Fund's Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

      For the fiscal years ended July 31, 1994 and 1995, the portfolio turnover rates were as follows:

     Fund                     1994      1995

Premium Total Return Fund               34%       63%
Tax-Exempt Income Fund             39%       38%
Convertible Fund                   54%       48%
High Income Fund                   98%       60%
Diversified Strategic Income Fund       93%       83%
Utilities Fund                     28%       36%

      For  regulatory purposes the turnover rate of Exchange
Reserve Fund is zero.

Portfolio Transactions

Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities, except for Eurobonds which are principally traded over-the-counter. The primary trading market  for  a  given security is generally located  in  the country in which the issuer has its principal office. Decisions to buy and sell securities for a Fund are made by its Adviser, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. With respect to Diversified Strategic Income Fund, decisions to buy and sell domestic securities for the Fund are made by SBMFM, which is also responsible for placing these transactions; the responsibility to make investment decisions with respect to foreign securities and to place these transactions rests with Global Capital Management. Although investment decisions for each Fund are made independently from those of the other accounts managed by its Adviser, investments of the type that the Fund may make also may be made by those other accounts. When a Fund and one or more other accounts managed by its Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund.

      Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding each Fund's payment of brokerage commissions:


Premium
Diversified
                            Total
High
Strategic
           Fiscal          Return          Convertible
Income
Utilities        Income
            Year            Fund              Fund
Fund
Fund        Fund

Total Brokerage          1993      $1,933,587     $75,836
$17,225
$1,810,481     $19,446
Commissions          1994        1,767,577      60,818
96,670
2,006,028 106,421
         1995        3,517,469      39,798    97,439
2,134,306
0

Commissions paid to 1993      $  355,027          0
0
$   97,740           0
Shearson Lehman     1994          280,686         0
0
174,858         0
or Smith Barney     1995          694,467          600
0
162,924         0

% of Total Brokerage     1995          19.75%        1.51%
0%
7.63%          0%
Commissions paid to
Smith Barney

%  of  Total          1995          20.02%         1.69%
0%
8.21%          0%-
Transactions involving
Commissions paid to
Smith Barney

      In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the Fund's Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Adviser will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement between the Trust and an Adviser authorizes the Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Trust, the other Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The fees under the Advisory Agreements and the Sub-Advisory and/or Administration Agreements are not reduced by reason of their receiving such brokerage and research services. Further, Smith Barney will not participate in commissions brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. The Trust's Board of Trustees periodically will review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Trust.

      To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Trust's Board of Trustees has determined that transactions for a Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of the Fund's Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Funds on the floor of any national securities exchange, provided (a) the Trust's Board of Trustees has expressly authorized Smith Barney to effect such transactions, and (b) Smith Barney annually advises the Trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Funds will not purchase any security, including U.S. government securities or Municipal Securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.

      The Funds may use Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectuses applies to purchases made by any "purchaser", which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act; (e) tax-exempt organizations enumerated in Section 501(c)(3) or
(13) of the Code; (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedules in the Prospectuses, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the relevant Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any "purchaser" (as defined above) is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the rights of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Prices

The Trust offers shares of the Funds to the public on a continuous basis. The public offering price for a Class A, Class Y and Class Z share of the Fund is equal to the net asset  value  per  share at the time of purchase,  plus  for
Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares and of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Funds' financial statements incorporated by reference in their entirety into this Statement of Additional Information.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of a Fund is included in its Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

      Distributions in Kind. If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

      Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. [(With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences)]. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in a Fund at the same time he or she is participating in the Withdrawal Plan with respect to that Fund, purchases by such shareholders of additional shares in the Fund in amounts less than $5,000 will not ordinarily be permitted.

      Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates of the Fund from which withdrawals will be made with FDISG, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. All applications for participation in the Withdrawal Plan must be received by FDISG as Plan Agent no later than the eighth day of each month to be eligible for participation beginning with that month's withdrawal. For additional information regarding the Withdrawal Plan, contact your Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Trust's distributor on a best efforts basis pursuant to a distribution agreement (the
"Distribution Agreement").

      PFS  serves  as  one of the Trust's  distributor  with
respect  to  the  Exchange  Reserve  Fund  pursuant   to   a
Distribution Agreement dated November 20, 1995.

      When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the relevant Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

Distribution Arrangements

    Shares of the Trust are distributed on a best efforts basis by Smith Barney as exclusive sales agent of the
Trust
  pursuant to the Distribution Agreement. To compensate
Smith
  Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund, except Exchange Reserve Fund, pays Smith Barney
a
  service fee, accrued daily and paid monthly, calculated at the annual rate of .25% (.15% in the case of Tax-Exempt Income Fund) of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney, with respect to the Class B and Class C shares, and, with respect
  to Class B shares of Exchange Reserve Fund, PFS, a distribution fee primarily intended to compensate Smith Barney and/or PFS for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C distribution fees, accrued daily and paid monthly, are calculated at the annual rate of
  .50% for Class B shares and 0.45% for Class C shares
(0.50%
  for Class C shares in the case of Exchange Reserve Fund and
  0.55% for Class C shares in the case of Tax-Exempt Fund) of the value of a Fund's average daily net assets attributable to the shares of the respective Class.

      During the fiscal year ended July 31, 1993, Shearson Lehman Brothers, the Funds' distributor prior to Smith Barney, received $48,473,854 in the aggregate from the Trust under the Plan. For the fiscal year ended July 31, 1994 and July 31, 1995, Smith Barney received $61,281,027 and $52,644,615, respectively, in the aggregate from the Trust under the Plan.

     The following expenses were incurred during the periods indicated:

      Sales Charges (paid to Smith Barney or Shearson Lehman
Brothers, its predecessor).

                                          Class A
                     For Period
                       From    11/6/92          Fiscal
Year
Fiscal Year
                   Through 7/31/93     Ended 7/31/94
Ended
7/31/95
Name of Fund

Premium  Total  Return Fund           $399,065
$546,635
$594,400
Tax-Exempt   Income   Fund            103,757
176,786
68,794
Convertible  Fund                  13,105
14,561
8,900
High   Income   Fund                  324,552
507,890
457,100
Diversified  Strategic Income Fund     629,705
818,088
471,500
Utilities     Fund                 572,895
364,556
150,600

CDSC (paid to Smith Barney or Shearson Lehman Brothers, its predecessor).

                                          Class B
                      Fiscal    Year            Fiscal
Year
Fiscal Year
                   Ended 7/31/93       Ended 7/31/94
Ended
7/31/95

Name of Fund

Premium  Total Return Fund          $ 492,148
$2,133,023
$1,765,800
Tax-Exempt Income Fund           713,191
1,570,424
1,649,382
Convertible Fund                 107,519
87,160
126,500
High Income Fund                 562,214
743,718
1,000,000
Diversified Strategic Income Fund  4,531,241
5,301,256
6,000,000
Utilities     Fund              2,489,562
8,429,876
4,738,800
Exchange  Reserve Fund            550,484
1,188,817
1,429,000
Service Fees and Distribution Fees

                                     Fund Level
                     For Period
                       From    11/6/92          Fiscal
Year
Fiscal Year
                   Through 7/31/93     Ended 7/31/94
Ended
7/31/95

Name of Fund

Premium      Total     Return     Fund
$6,484,927
$11,322,934      $12,565,954
Tax-Exempt Income Fund          6,685,847
7,323,768
5,456,482
Convertible Fund                   491,562
627,147
468,685
High Income Fund                3,073,766
4,307,795
4,029,911
Diversified     Strategic     Income     Fund
13,216,366
18,336,425         17,817,988
Utilities   Fund            17,011,265
17,767,182
12,305,595
Exchange Reserve Fund           1,022,105
1,036,758
913,444


      Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney or PFS without shareholder approval, and all amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney and PFS will provide the Trust's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of procedures used by a Fund in valuing its assets.

     Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of Funds investing in foreign securities may not take place contemporaneously with the determination of the prices of many of their respective portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, SBMFM, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Trust.

      Debt securities of United States issuers (other than U.S. government securities and short-term investments), including Municipal Securities held by Tax-Exempt Income Fund, are valued by SBMFM, as administrator, after consultation with the Pricing Service approved by the Trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

          A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

          B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

          C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of a Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

      Dealers other than Smith Barney must notify FDISG of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.

      The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

      Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

PERFORMANCE DATA

From time to time, the Trust may quote yield or total return of the Funds in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Trust describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Yield

Exchange Reserve Fund. The current yield for the Fund is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven-calendar-day period for which yield is to be quoted,
(b) dividing the net change by the value of the account at the beginning of period to obtain the base period return and
(c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

      For the seven-day period ended July 31, 1995, the annualized yield was 5.25%, and the compound effective yield was 5.39%. As of July 31, 1995, the Fund's average portfolio maturity was 65.15 days.

      Other Funds. The 30-day yield figure of a Fund other than Exchange Reserve Fund is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

                   YIELD =2 [ ( a-bcd+1)6--1]

               Where:     a  =dividends and interest  earned
               during the period.
                          b =expenses accrued for the period
               (net of waiver and reimbursement).
                          c  =the  average daily  number  of
               shares outstanding during the period that were entitled to receive dividends.
                          d  =the maximum offering price per
               share on the last day of the period.

      For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

       Investors  should  recognize  that,  in  periods   of
declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

The "average annual total return" figures for each Fund, other than Exchange Reserve Fund, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                         P (1+T)n = ERV

Where:    P =a hypothetical initial payment of $1,000.
               T =average annual total return.
               n =number of years.
                 ERV   =Ending   Redeemable   Value   of   a
          hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

      The average annual total returns (with fees waived and without sales charge) of the Fund's Class A shares were as follows for the periods indicated:

Class A Shares:
                                        Per Annum For
                                        the Period From
                         One Year       Commencement of
                           Period  Ended         Operations*
Through
Name of Fund                  7/31/95                7/31/95

Premium      Total     Return     Fund                12.92%
11.72%
Tax-Exempt Income Fund           6.42%              6.46%
Convertible Fund               10.35%               9.07%
High Income Fund               10.28%             10.72%
Diversified      Strategic     Income     Fund        10.35%
7.56%
Utilities Fund                 13.24%               7.09%


*  The Fund commenced selling Class A shares on November  6,
1992.

      The average annual total returns (with fees waived and without CDSC) of the Fund's Class B shares were as follows for the periods indicated:

     Class B Shares:
                                         Per Annum Per Annum
For
                                         For the  the Period
From
                             One   Year           Five  Year
Commencement
                          Period  Ended        Period  Ended
of Operations
                            7/31/95         7/31/95  Through
7/31/95

Name of Fund

Premium  Total  Return Fund (1)          12.36%       13.03%
12.47%
Tax-Exempt    Income    Fund    (1)    (6)             5.91%
7.05%                 8.47%
Convertible      Fund      (5)                         9.80%
9.85%                 7.99%
High  Income  Fund (2) (6)            9.77%           12.25%
8.63%
Diversified   Strategic  Income  Fund   (3)   (6)     10.00%
8.96%                 9.11%
Utilities  Fund (4)                 12.62%             9.21%
9.79%


(1) Fund commenced operations on September 16, 1985.
(2) Fund commenced operations on September 2, 1986.
(3) Fund commenced operations on December 28, 1989.
(4) Fund commenced operations on March 28, 1988.
(5) Fund commenced operations on September 9, 1986.
(6) Prior to November 6, 1992 the maximum CDSC imposed on redemptions was 5.00%.

      The average annual total returns (with fees waived) of the Fund's Class C shares were as follows for the periods indicated:

     Class C Shares:
                                             Per Annum For
                                             the Period From
                         One Year            Commencement of
                         Period Ended             Operations
Through
Name         of         Fund                         7/31/95
7/31/95

Premium      Total     Return     Fund*               12.36%
10.77%
Tax-Exempt         Income        Fund**                 ---%
13.45%
Convertible            Fund***                          ---%
12.17%
High       Income       Fund****                        ---%
11.50%
Diversified    Strategic    Income    Fund*****        9.73%
5.77%
Utilities          Fund******                         12.62%
3.95%


     * The Fund commenced selling Class C shares (previously designated as Class D shares) on June 1, 1993.
    **      The   Fund  commenced  selling  Class  C  shares
     (previously  designated as Class D shares) on  November
     17, 1994
   ***      The   Fund  commenced  selling  Class  C  shares
     (previously  designated as Class D shares) on  November
     7, 1994
  ****      The   Fund  commenced  selling  Class  C  shares
     (previously designated as Class D shares) on August 24,
     1994.
 *****      The   Fund  commenced  selling  Class  C  shares
     (previously designated as Class D shares) on March  19,
     1993.
******      The   Fund  commenced  selling  Class  C  shares
     (previously  designated as Class D shares) on  February
     4, 1993.

      A Class' total return figures calculated in accordance with the above formula assume that the maximum sales charge or maximum applicable CDSC, as the case may be, has been deducted for the hypothetical $1,000 initial investment at the time of purchase.

Aggregate Total Return

The aggregate total return figures for each Fund, other than Exchange Reserve Fund, represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:
                             ERV-P
                               P

               Where:     P =a hypothetical initial  payment
               of $10,000.
                          ERV =Ending Redeemable Value of  a
               hypothetical $10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
      The aggregate total returns (with fees waived) of the Class B shares of the Funds indicated were as follows for the periods indicated:


No Load
Load

             One Year  Five Year Period from    One Year
Five Year
Period from
              Period          Period           Commencement
Period
Period         Commencement
              Ended           Ended           of Operations
Ended
Ended       of Operations
             July 31,  July 31,    through July 31,  July
31,    through
               1995            1995          July 31,  1995
1995
1995        July 31, 1995

Premium Total Return(1)  12.36%         84.46%
219.30%   7.36%
83.46%      219.30%
Tax-Exempt Income(1)(6)    5.91%        40.61%
123.18%   1.41%
39.61%      123.18%
Convertible(5)        9.80%        59.94%            98.39%
4.80%
58.94%        98.39%
High Income(2)(6)          9.77%        78.21%
109.20%   5.29%
77.21%      109.20%
Diversified Strategic
     Income (3)(6)        10.00%    53.60%           62.81%
5.50%
52.60%        62.81%
Utilities(4)             12.62%         55.34%
98.62%  7.62%
54.34%        98.62%


*    Figures do not include the effect of the maximum sales
charge or
maximum  applicable CDSC. If they had been included, it
would  have
the effect of lowering the returns shown.
**   Figures include the effect of the maximum sales charge
or maximum
applicable CDSC.

(1) Fund commenced operations on September 16, 1985.
(2) Fund commenced operations on September 2, 1986.
(3) Fund commenced operations on December 28, 1989.
(4) Fund commenced operations on March 28, 1988.
(5) Fund commenced operations on September 9, 1986.
(6) Prior to November 6, 1992 the maximum CDSC imposed on redemptions was
5%.

 The aggregate total returns (with fees waived) of the Class
A and Class C
shares of the Funds indicated were as follows for the periods indicated:

                                        No    Load
Load
No Load                     Load

                                   Period from
Period from
             One Year  One Year  November 6, 1992
November 6, 1992
                 Period   Ended      Period  Ended
through
through
                July 31, 1995*    July 31, 1995**    July
31, 1995*
July 31, 1995**

Premium Total Return
 Class A           12.92%           7.25%        35.33%#
28.57%
 Class C (1)       12.36%          11.36%   24.65%
24.65%
Tax-Exempt Income
 Class A            6.42%           2.16%        18.65%#
13.90%
 Class C (2)          ---%           ---%        13.45%#
12.45%#
Convertible
 Class A           10.35%           4.81%        26.76%#
20.42%
 Class C (3)          ---%           ---%        12.17%#
11.17%#
High Income
 Class A           10.28%           5.28%        32.08%#
26.14%
 Class C (4)          ---%           ---%        11.50%#
10.50%#
Diversified Strategic Income
 Class A           10.35%      5.34%        22.01%#
16.52%
 Class C(5)          9.73%          8.73%        14.21%#
14.21%#
Utilities
 Class A           13.24%           7.57%        20.57%#
14.54%
 Class C(6)        12.62%          11.62%   10.11%#
10.11%#


 *   Figures do not include the effect of the maximum sales
charge or
maximum applicable CDSC.
**   Figures include the effect of the maximum sales charge
or maximum
applicable CDSC.
(1)  The Fund commenced selling Class C shares (previously
designated as
Class D shares) on June 1, 1993.
(2)  The Fund commenced selling Class C shares (previously
designated as
Class D shares) on November 17, 1994.
(3)  The Fund commenced selling Class C shares (previously
designated as
Class D shares) on November 7, 1994.
(4)  The Fund commenced selling Class C shares (previously
designated as
Class D shares) on August 24, 1994.
(5)  The Fund commenced selling Class C shares (previously
designated as
Class D shares) on March 19, 1993.
(6)  The Fund commenced selling Class C shares (previously
designated as
Class D shares) on February 4, 1993.
 #   Since inception date.

     It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

      A Class' performance will vary from time to time depending upon market conditions, the composition of the relevant Fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment company's portfolio securities.

TAXES

The following is a summary of certain Federal income tax considerations that may affect the Trust and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in any Fund of the Trust.

Tax Status of the Funds

Each Fund will be treated as a separate taxable entity for Federal income tax purposes.

     Each Fund has qualified and the Trust intends that each Fund continue to qualify separately each year as a "regulated investment company" under the Code. A qualified Fund will not be liable for Federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that each Fund distributes at least 90% of its net investment income. One of the several requirements for qualification is that a Fund receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity or debt securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's investment in such stock, securities, or currencies. The Trust does not expect any Fund to have difficulty meeting this test.

      To qualify as a regulated investment company, a Fund also must earn less than 30% of its gross income from the disposition of securities held for less than three months. The 30% test will limit the extent to which a Fund may sell securities held for less than three months; effect short sales of securities held for less than three months; write options which expire in less than three months; and effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. (If a Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless the option and the security are acquired on the same date.) Finally, as discussed below, this requirement also may limit investments by certain Funds in options on stock indexes, options on nonconvertible debt securities, futures contracts and options on futures contracts, and foreign currencies (or options, futures or forward contracts on foreign currencies) but only to the extent that such foreign currencies are not directly related to the Trust's principal business of investing in securities.

Taxation of Investment by the Funds

Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on sales of securities held for not more than one year generally will be short-term. If a Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount.

      Options and Futures Transactions. The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased, and whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or put option on an equity or convertible debt security, it will receive a premium that will, subject to the straddle rules, be treated as follows for tax purposes. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be a short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as a part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

     If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term, depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

     One or more Funds may invest in section 1256 contracts, and the Code imposes a special "mark-to-market" system for taxing these contracts. These contracts generally include options on nonconvertible debt securities (including United States government securities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency and options on foreign currency futures will qualify as "section 1256" contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. Generally, most of the foreign currency options and foreign currency futures and related options in which certain Funds may invest will qualify as section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked to the market), and the resulting gain or loss will be recognized for tax purposes. Provided that section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and the unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions actually are held by a Fund.

      A portion of the mark-to-market gain on instruments held for less than three months at the close of a Fund's taxable year may represent a gain on securities held for less than three months for purposes of the 30% test discussed above. Accordingly, a Fund may have to restrict its fourth-quarter transactions in section 1256 contracts.

      Straddles. While the mark-to-market system is limited to section 1256 contracts, the Code contains other rules applicable to transactions which create positions which offset positions in section 1256 or other investment contracts. Those rules, applicable to "straddle" transactions, are intended to eliminate any special tax advantages for such transactions. "Straddles" are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle). Also, the forward currency contracts entered into by a Fund may result in the creation of "straddles" for Federal income tax purposes.

      If two (or more) positions constitute a straddle, a realized loss from one position (including a mark-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, the holding period rules described above may be modified to recharacterize long-term gain as short-term gain, or to recharacterize short-term loss as long-term loss, in connection with certain straddle transactions. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized. In addition, "wash sale" rules apply to straddle transactions to prevent the recognition of loss from the sale of a position at a loss where a new offsetting position is or has been acquired within a prescribed period. To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

      If a Fund chooses to identify particular offsetting positions as being components of a straddle, a realized loss will be recognized, but only upon the liquidation of all of the components of the identified straddle. Special rules apply to the treatment of "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If a Fund makes certain elections, the section 1256 contract components of such straddles will not be subject to the "60%/40%" mark-to-market rules. If any such election is made, the amount, the nature (as long-or short-term) and the timing of the recognition of the Fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

      Section 988. Foreign currency gain or loss from transactions in (a) bank forward contracts not traded in the interbank market and (b) futures contracts traded on a foreign exchange may be treated as ordinary income or loss under Code section 988. A Fund may elect to have section 988 apply to section 1256 contracts. Pursuant to that election, foreign currency gain or loss from these transactions would be treated entirely as ordinary income or loss when realized. A Fund will make the election necessary to gain such treatment if the election is otherwise in the best interests of the Fund.

Taxation of the Trust's Shareholders

Dividends paid by a Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his or her shares of the Fund.

      Dividends of investment income (but not capital gains) from any Fund generally will qualify for the Federal dividends-received deduction for domestic corporate shareholders to the extent that such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by a Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund which corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

     If a shareholder (a) incurs a sales charge in acquiring or redeeming Fund shares and (b) disposes of those shares and acquires within 90 days after the original acquisition, or (c) acquires within 90 days of the redemption, shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

      Capital Gains Distribution. As a general rule, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

     Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Trust shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

      Tax-Exempt Income Fund. Because Tax-Exempt Income Fund will distribute exempt-interest dividends, interest on indebtedness incurred by shareholders, directly or indirectly, to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes. If a shareholder redeems or exchanges shares of the Fund with respect to which he receives an exempt-interest dividend before holding the shares for more than six months, no loss will be allowed on the redemption or exchange to the extent of the dividend received. Also, that portion of any dividend from the Fund which represents income from private activity bonds other than those issued for charitable, educational and certain other purposes held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a person "related" to a substantial user. Investors should consult their own tax advisors to see whether they may be substantial users or related persons with respect to a facility financed by bonds in which the Fund may invest. Moreover, investors receiving social security or certain other retirement benefits should be aware that tax-exempt interest received from the Fund may under certain circumstances cause up to one-half of such retirement benefits to be subject to tax. If the Fund receives taxable investment income, it will designate as taxable the same percentage of each dividend as the actual taxable income bears to the total investment income earned during the period for which the dividend is paid. The percentage of each dividend designated as taxable, if any, may, therefore, vary. Dividends derived from interest from Municipal Securities which are exempt from Federal tax also may be exempt from personal income taxes in the state where the issuer is located, but in most cases will not be exempt under the tax laws of other states or local authorities. Annual statements will set forth the amount of interest from Municipal Securities earned by the Fund in each state or possession in which issuers of portfolio securities are located.

ADDITIONAL INFORMATION

      The Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated March 12, 1985, as amended from time to time, and on November 5, 1992 the Trust filed an Amended and Restated Master Trust Agreement (the "Trust Agreement"). The Trust commenced business as an investment company on September 16, 1985, under the name Shearson Lehman Special Portfolios. On February 21, 1986, December 6, 1988, August 27, 1990, November 5, 1992, July 30, 1993 and October 14, 1994, the Trust changed its name to Shearson Lehman Special Income Portfolios, SLH Income Portfolios, Shearson Lehman Brothers Income Portfolios, Shearson Lehman Brothers Income Funds, Smith Barney Shearson Income Funds and Smith Barney Income Funds, respectively.

      PNC Bank is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as the custodian for each of the Funds, except Diversified Strategic Income Fund. Morgan, located at 60 Wall Street, New York New York 10260 serves as the custodian for the Diversified Strategic Income Fund. Under their respective custodian agreements with the respective Funds of the Trust, each custodian is authorized to establish separate accounts for foreign securities owned by the appropriate Fund of the Trust to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the Trust, each custodian receives monthly fees based upon the month-end aggregate net asset value of the appropriate Fund, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

       FDISG is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent. Under the transfer agency agreement, FDISG maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by each Fund. For these services FDISG receives from each Fund a monthly fee computed on the basis of the number of shareholder accounts maintained during the year for each Fund and is reimbursed for certain out-of-pocket expenses.

FINANCIAL STATEMENTS

The Funds' Annual Reports for the fiscal year ended July 31,
1995, accompany this Statement of Additional Information and are incorporated herein by reference in their entirety.
APPENDIX

Description of Ratings

Description of S&P Corporate Bond Ratings

                              AAA

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                               AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                               A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                              BBB

      Bonds rated BBB are regarded as having an adequate
capacity
to  pay  interest  and  repay principal.  Whereas  they
normally
exhibit   adequate   protection  parameters,   adverse
economic
conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                         BB, B and CCC

       Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Description of Moody's Corporate Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                              A-1
                               Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                               A

      Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              Baa

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                               Ba

      Bonds  which  are  rated Ba are judged to have
speculative
elements;  their  future cannot be considered  as  well
assured.
Often  the protection of interest and principal payments
may  be
very  moderate and thereby not well safeguarded during both
good
and   bad   times  over  the  future.  Uncertainty  of
position
characterizes bonds in this class.

                               B

      Bonds  which are rated B generally lack
characteristics  of
desirable   investments.  Assurance  of  interest  and
principal
payments or of maintenance of other terms of the contract over any long period of time may be small.

                              Caa

      Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.
Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                              A-2
Description of S&P Municipal Bond Ratings

                              AAA

      Prime -- These are obligations of the highest quality.
They
have the strongest capacity for timely payment of debt service.

      General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

      Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

                               AA

      High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

                               A

      Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

      General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.
Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

      Revenue  Bonds -- Debt service coverage is  good,  but
not
exceptional.  Stability of the pledged revenues could  show
some
variations   because   of  increased  competition   or
economic
influences   on   revenues.  Basic  security  provisions,
while
satisfactory, are less stringent. Management performance appears adequate.



                              A-3

                              BBB

     Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

       General   Obligation  Bonds  --  Under   certain
adverse
conditions,  several of the above factors could contribute
to  a
lesser  capacity  for  payment of debt  service.  The
difference
between A and BBB ratings is that the latter shows more than one
fundamental   weakness,  or  one  very  substantial
fundamental
weakness, whereas the former shows only one deficiency among the factors considered.

      Revenue  Bonds -- Debt coverage is only fair.
Stability  of
the  pledged revenues could show substantial variations,
with the
revenue  flow possibly being subject to erosion over time.
Basic
security   provisions  are  no  more  than  adequate.
Management
performance could be stronger.

                       BB, B, CCC and CC

      Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                               C

      The rating C is reserved for income bonds on which no interest is being paid.

                               D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime
Grade
category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -
3)  to
distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of
SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.



                              A-4

Description of Moody's Municipal Bond Ratings

                              Aaa

     Bonds which are rated Aaa are judged to be the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                               Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                               A

      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                              Baa

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                               Ba

      Bonds  which  are  rated Ba are judged to have
speculative
elements;  their  future cannot be considered  as  well
assured.
Often  the protection of interest and principal payments
may  be
very  moderate and thereby not well safeguarded during both
good
and   bad   times  over  the  future.  Uncertainty  of
position
characterize bonds in this class.

                               B

      Bonds  which are rated B generally lack
characteristics  of
the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                              A-5
                              Caa

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                               Ca

      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                               C

     Bonds which are rated C are the lowest rated class of
bonds,
and  issues  so  rated can be regarded as having  extremely
poor
prospects of ever attaining any real investment standing. Moody's applies the numerical modifiers 1, 2 and 3 in each generic  rating classification from Aa through B. The
modifier  1
indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody's Municipal Note Ratings

Moody's   ratings  for  state  and  municipal  notes  and
other
short-term  loans are designated Moody's Investment  Grade
(MIG)
and  for variable rate demand obligations are designated
Variable
Moody's Investment Grade (VMIG). This distinction recognizes the
differences  between  short-  and long-term  credit  risk.
Loans
bearing  the  designation  MIG 1/VMIG 1  are  the  best
quality,
enjoying  strong protection from established cash flows of
funds
for their servicing or from established and broad-based
access to
the   market   for  refinancing,  or  both.  Loans  bearing
the
designation  MIG  2/VMIG 2 are of high quality, with
margins  of
protection  ample, although not as large as the preceding
group.
Loans  bearing  the  designation MIG 3/VMIG 3  are  of
favorable
quality, with all security elements accounted for but
lacking the
undeniable  strength of the preceding grades. Market  access for
refinancing,   in  particular,  is  likely  to   be   less
well
established. Loans bearing the designation MIG 4/VMIG  4
are  of
adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

The  rating  A-1+  is  the highest, and A-1 the  second
highest,
commercial  paper rating assigned by S&P. Paper rated  A-1+
must
have  either the direct credit support of an issuer or
guarantor
that   possesses  excellent  long-term  operating  and
financial
strength   combined   with   strong   liquidity
characteristics
(typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A\- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated
A  or
better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with



                              A-6
allowance made for unusual circumstances; typically, the
issuer's
industry is well established and the issuer has a strong
position
within   the  industry;  and  the  reliability  and  quality
of
management are unquestioned.

      The  rating Prime-1 is the highest commercial paper
rating
assigned  by Moody's. Among the factors considered by
Moody's  in
assigning  ratings  are  the following:  (a)  evaluation  of the
management of the issuer; (b) economic evaluation of the
issuer's
industry or industries and an appraisal of speculative-type
risks
which  may  be inherent in certain areas; (c) evaluation  of the
issuer's   products  in  relation  to  competition  and
customer
acceptance;  (d) liquidity; (e) amount and quality  of  long-
term
debt;  (f)  trend  of earnings over a period of  ten  years;
(g)
financial strength of parent company and the relationships
which
exist  with  the issue; and (h) recognition by the
management  of
obligations  which may be present or may arise  as  a
result  of
public   interest  questions  and  preparations  to   meet
such
obligations.

      Short-term  obligations, including commercial paper,
rated
A-1+  by  IBCA Limited or its affiliate IBCA Inc. are
obligations
supported   by   the  highest  capacity  for  timely
repayment.
Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic and financial conditions.

      Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong.
"TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

      Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated
F-1+, while the rating F-2 indicated a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

      Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments.
Duff 1+ indicated the highest certainty of timely payment:
short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1\-
indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

      Various NRSROs utilize rankings within ratings categories indicated by a + or \-. The Funds, in accordance with industry practice, recognize such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in
S&P's highest rating category.



                              A-7






                                        Smith Barney
                                        INCOME FUNDS









                                          Premium  Total
Return
Fund

                                        Convertible Fund

                                        High Income Fund


Diversified
Strategic Income Fund

                                            Tax-Exempt
Income
Fund

                                        Utilities Fund

                                             Exchange
Reserve
Fund




                                        Statement of

Additional
Information
                                        November 28, 1995



Smith Barney
Income Funds
388 Greenwich Street
New  York,  New  York  10013
SMITH
BARNEY




                   SMITH BARNEY INCOME FUNDS
                             PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A:

               Financial Highlights

           Included in Part B:

                The Registrant's Annual Reports for the
fiscal year ended July 31, 1995 and the reports of Independent Accountants are incorporated by reference to the definitive 30b2-1 filed on November 28, 1995 as accession #
91155-95-000435.


(b)  Exhibits

       All   references  are  to  the  Registrant's
registration statement  on Form N-1A (the "Registration
Statement")  as filed with  the Securities and Exchange
Commission (the "SEC") on March
13, 1985 (File Nos. 2-96408 and 811-4254).

 (1) Registrant's  First Amended and  Restated Master Trust
Agreement dated November 5, 1993  and Amendment No. 1 to the
Master Trust Agreement dated July 30, 1993 are
incorporated   by  reference  to   Post-Effective Amendment
No. 36.

 (2) Registrant's By-Laws are incorporated by reference to the Registration Statement.

 (3)      Not Applicable.

(4) Registrant's form of stock certificates for Class A, Class B, Class C and Class Y shares of beneficial interest in each of its sub-trusts are incorporated by reference to Post-Effective Amendment No. 34 to the Registration
Statement.

 (5) (a)  Transfer   of  Investment Advisory Agreements
between the Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund, Smith Barney Utilities Fund, Smith Barney Convertible Securities Fund, Smith Barney High Income Fund, Smith Barney Tax-Exempt Income Fund and
Smith Barney Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

      (b) Investment Advisory Agreement between Registrant and Smith Barney Strategy Advisers Inc. with respect to
Smith Barney Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

     (c)  Sub-Investment Advisory Agreement among the
Registrant,  Smith Barney Strategy Advisers, Inc.  and
Boston  Partners Asset Management, L.P with  respect to
Smith Barney Premium Total Return is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

     (d) Sub-Investment Advisory Agreement between the Registrant and Smith Barney Global Capital Management
Inc. with  respect  to Smith Barney   Diversified  Strategic
Income  Fund is incorporated   by   reference  to   Post-
Effective Amendment No. 40.

(6) (a) Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 40.

 (7)      Not Applicable.

 (8) Custodian  Agreement   between the Registrant  and  PNC
Bank, National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

 (9) (a) Administration Agreement between the Registrant and SBMFM is incorporated by reference to Post-Effective
Amendment No. 40.

      (b) Transfer Agency and Registrar Agreement  between
the   Registrant  and  First Data Investors  Services
Group, Inc., (formerly The Shareholder Services Group,
Inc.), is incorporated  by  reference  to Post-Effective
Amendment No. 40  to the Registration Statement.

 (10)     Opinion of counsel was filed with Registrant's 24f-
2 Notice on September 29, 1995.

(11) Not Applicable.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney
Diversified Strategic Income Fund,  Smith   Barney
Utilities  Fund,   Smith Barney  Convertible  Securities
Fund, Smith Barney High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Tax-Exempt
Income  Fund and  Smith    Barney   Exchange   Reserve  Fund
are incorporated   by   reference  to   Post-Effective
Amendment No. 40.

(16) Performance Data for Registrant is incorporated by reference to Post-Effective Amendments No. 14, 15 and 30 to the Registration Statement filed on September 30, 1988,
December  30,  1988  and  January   29, 1992, respectively.

(17) Financial  Data Schedule pursuant to Rule 483 of the
Securities Act of 1933 is filed herewith.

(18) Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

Item 25   Persons Controlled by or Under Common Control with
Registrant

     None.

Item 26   Number of Holders of Securities

      (2)            (1)

                     Number of Record Holders by Class
Title of Class           as of August 31, 1995

Beneficial Interest par value
$.001  per share         Class A        Class B        Class
C         Class  Y       Class Z

Tax-Exempt Income   8,707          19,336         17
0         N/A

Convertible   Securities       4,174         4,593
16        0         N/A

High    Income      23,375         28,623         323
1          6

Premium Total Return      40,042        117,576        1,075
0         N/A

Utilities                23,465          121,334  302
0         N/A

Diversified   Strategic  14,913         116,852        948
0         N/A

Exchange  Reserve    N/A           8,471          165
N/A       N/A

Item 27          Indemnification

The response to this item is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the
Registration Statement.

Item 28(a)      Business  and  Other  Connections  of
Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds Management
Inc. ("SBMFM")

SBMFM, formerly known as Smith, Barney Advisers, Inc. SBMFM was incorporated in December 1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Shearson Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314). Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser. Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and is a division of Mutual Management Corp. ("MMC"). MMC was incorporated in 1978 and is a wholly owned subsidiary of Holdings, which is in turn a wholly owned subsidiary of Travelers.

Prior to the close of business on July 30, 1993 (the "Closing"), Shearson Lehman Advisors, a member of the Asset Management Group of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"), served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. (formerly known as Smith Barney Shearson Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers, which included the business of the Registrant's prior investment adviser.
Shearson Lehman Brothers was a wholly owned subsidiary of Shearson Lehman Brothers Holdings Inc. ("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings representing 92% of the voting stock) was held by American Express Company.

Item  28(a)      Business  and  Other Connections  of
Investment Adviser

Investment   Adviser  -  Smith  Barney  Strategy  Advisers
Inc. ("Strategy Advisers")

Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1, 1994, Strategy Advisers changed its name from Smith Barney Strategy Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of SBMFM. Strategy Advisers is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Strategy Advisers is also registered with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange Act (the "CEA"), and is a member of the National Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of SBMFM and Strategy Advisers, together with
information as to any other   business,  profession,
vocation  or  employment of   a substantial  nature  engaged
in by such officers and directors during the past two years, in incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-
8314).

Prior to the Close of business on July 30, 1993 (the "Closing"), Shearson Lehman Investment Strategy Advisors Inc. ("Shearson Lehman Strategy Advisors"), was a wholly owned subsidiary of Shearson Lehman Brothers and served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrant's prior investment adviser. Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson Lehman Investment Strategy Advisors can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Investment Strategy Advisors prior to July 30, 1993 (SEC File No. 801-28715).

Item  28(b)      Business and Other Connections of Sub-
Investment Adviser

Sub-Investment  Adviser - Boston Partners Asset Management,
L.P. ("Boston Partners")

Boston Partners was organized in April, 1995 under the laws of the State of Delaware as a Limited Partnership and provides a comprehensive range of financial products and services in domestic and selected international markets. Boston Partners is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and provides investment advice to endowment plans, Taft Hartley Health and Welfare Plans, VEBAS and institutional clients. It also serves as investment adviser and sub-investment adviser to other investment companies.

The list required by this Item 28 of officers and directors of Boston Partners, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Boston Partners pursuant to the Advisers Act (SEC File No. 801-49059).

Item 28(b)      Business  and Other Connections of Sub-
Investment Adviser

Sub-Investment  Adviser - Smith Barney Global Capital
Management Inc. ("SBGCM")

SBGCM was incorporated on January 22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Holdings SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 28 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801- 31824).

Item 29.     Principal Underwriters

Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Funds, Inc., Smith Barney Variable Account Funds; Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Smith Barney/Travelers Series Fund Inc., Smith Barney World Funds, Inc., Greenwich Street California Municipal Fund Inc., The Inefficient Fund, Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Income Trust, Smith Barney Oregon Municipals Fund Inc., Smith Barney Municipal Money Market Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New York Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Precious Metals and Minerals Fund Inc., Smith Barney Investment Funds Inc., Smith Barney FMA Trust, The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Smith Barney Florida Municipal Fund, Managed High Income Portfolio Inc. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

Item 30   Location of Accounts and Records

          (1)  Smith Barney Inc.
               388 Greenwich Street
               New York, New York  10013

          (2)  Smith Barney Income Funds
               388 Greenwich Street
               New York, New York  10013

          (3)  Smith Barney Mutual Funds Management Inc.
               388 Greenwich Street
               New York, New York  10013
          (4)  Boston Partners Asset Management, L.P.
               One Financial Center
               43rd floor
               Boston, Massachusetts  02111

          (5)  Smith Barney Global Capital Management Inc.
               10 Piccadilly
               London W1V 9LA
               England

          (6)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103

          (7)  The Shareholder Services Group, Inc.
               One Exchange Place
               Boston, Massachusetts  02109

Item 31   Management Services

          Not Applicable.

Item 32   Undertakings

          (a)  The Registrant hereby undertakes to call a
meeting   of  its shareholders for the purpose of voting
upon the question  of  removal  of  a  trustee  or trustees
of   Registrant when requested in to do so by the holders of
at   least  10%  of  Registrant's  outstanding shares.
Registrant undertakes further, in connection  with the
meeting, to comply with the provisions of Section 16(c)   of
the 1940 Act relating to communications with the shareholders of certain common-law trusts.

     (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.
  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INCOME FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New
York on the 28th day of November, 1995.

                   SMITH BARNEY INCOME FUNDS

                                            By: /s/ Heath B.
McLendon*
                                             Heath B.
McLendon, Chairman of the Board


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                    Date


/s/ Heath B. McLendon*                  Chairman of the
Board          11/28/95
Heath B. McLendon                    (Chief Executive
Officer)

/s/  Lewis  E.  Daidone*                     Senior Vice
President and  11/28/95
Lewis E. Daidone                        Treasurer (Chief
Financial
                                             and Accounting
Officer)

/s/ Lee Abraham*                        Trustee
11/28/95
Lee Abraham

/s/ Antoinette C. Bentley*                   Trustee
11/28/95
Antoinette C. Bentley

/s/ Allan J. Bloostein*                      Trustee
11/28/95
Allan J. Bloostein

/s/ Madelon Devoe-Talley*                    Trustee
11/28/95
Madelon Devoe-Talley

/s/ Richard E. Hanson*                  Trustee
11/28/95
Richard E. Hanson

*   Signed   by   Lee.  D.  Augsburger,  their  duly
authorized attorney-in-fact, pursuant to power of attorney dated September 8, 1994.


/s/ Lee D. Augsburger
Lee D. Augsburger



                         EXHIBITS


Exhibit No.         Description of Exhibits


          Consent of Auditors

          Financial Data Schedule

          Cover Letter to SEC